UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors, LP 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 320 S. Canal Street Chicago, IL 60606

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1.	Report to Shareholders.

(a)	Report to Shareholders is filed herewith.

Wasatch Core Growth Fund

Institutional Class  WIGRX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$122	1.05%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. small-cap stocks gained ground broadly, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession. In this environment, we felt investors began to recognize company-specific fundamentals. These market conditions were favorable for the Fund and our investment approach. Our guiding investment principle is that over longer time horizons, stock prices tend to follow earnings growth.

As such, the primary investment technique the Fund employs is to conduct deep, fundamental research to find high-quality, durable growth companies within the small-cap universe. Over the period, many of our companies produced strong operating results, and the market seemingly recognized those fundamentals. The Fund outperformed the benchmark Russell 2000® Growth Index in all sectors except consumer discretionary, where the performance of our holdings was positive but significantly lagged that of the benchmark. Stock selection in financials and information-technology drove much of the Fund’s relative outperformance. The Fund’s lack of exposure to energy, the only benchmark sector to post a negative return for the period, was also beneficial.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,775	$10,275	$10,620	$10,659
11/30/2014	$10,984	$10,524	$10,689	$10,669
12/31/2014	$10,987	$10,524	$11,006	$10,973
1/31/2015	$10,750	$10,231	$10,755	$10,620
2/28/2015	$11,555	$10,824	$11,529	$11,250
3/31/2015	$11,791	$10,713	$11,736	$11,446
4/30/2015	$11,506	$10,762	$11,390	$11,154
5/31/2015	$11,708	$10,911	$11,809	$11,409
6/30/2015	$12,078	$10,728	$11,968	$11,494
7/31/2015	$12,097	$10,908	$12,016	$11,361
8/31/2015	$11,477	$10,249	$11,106	$10,647
9/30/2015	$11,094	$9,951	$10,404	$10,125
10/31/2015	$11,477	$10,736	$10,995	$10,695
11/30/2015	$11,810	$10,796	$11,398	$11,043
12/31/2015	$11,424	$10,574	$10,854	$10,488
1/31/2016	$10,525	$9,978	$9,678	$9,566
2/29/2016	$10,404	$9,975	$9,609	$9,566
3/31/2016	$11,063	$10,677	$10,346	$10,329
4/30/2016	$11,196	$10,743	$10,449	$10,491
5/31/2016	$11,439	$10,935	$10,730	$10,728
6/30/2016	$11,295	$10,958	$10,681	$10,721
7/31/2016	$11,835	$11,393	$11,379	$11,361
8/31/2016	$12,016	$11,422	$11,500	$11,562
9/30/2016	$12,295	$11,440	$11,666	$11,691
10/31/2016	$11,955	$11,192	$10,941	$11,135
11/30/2016	$12,635	$11,693	$11,920	$12,377
12/31/2016	$12,648	$11,921	$12,082	$12,723
1/31/2017	$12,999	$12,145	$12,278	$12,773
2/28/2017	$13,189	$12,597	$12,579	$13,020
3/31/2017	$13,184	$12,606	$12,728	$13,037
4/30/2017	$13,352	$12,739	$12,963	$13,180
5/31/2017	$13,495	$12,870	$12,845	$12,912
6/30/2017	$13,824	$12,986	$13,287	$13,358
7/31/2017	$13,887	$13,231	$13,400	$13,457
8/31/2017	$13,842	$13,256	$13,385	$13,286
9/30/2017	$14,615	$13,579	$14,113	$14,115
10/31/2017	$15,018	$13,876	$14,332	$14,236
11/30/2017	$15,723	$14,297	$14,743	$14,646
12/31/2017	$15,743	$14,440	$14,760	$14,587
1/31/2018	$16,366	$15,201	$15,336	$14,968
2/28/2018	$16,075	$14,641	$14,899	$14,389
3/31/2018	$16,398	$14,347	$15,100	$14,575
4/30/2018	$16,160	$14,402	$15,115	$14,701
5/31/2018	$17,146	$14,808	$16,066	$15,593
6/30/2018	$17,492	$14,905	$16,192	$15,705
7/31/2018	$17,959	$15,400	$16,470	$15,978
8/31/2018	$19,117	$15,940	$17,496	$16,667
9/30/2018	$18,682	$15,967	$17,086	$16,266
10/31/2018	$16,780	$14,791	$14,924	$14,500
11/30/2018	$17,368	$15,087	$15,158	$14,730
12/31/2018	$15,199	$13,683	$13,387	$12,980
1/31/2019	$16,680	$14,858	$14,933	$14,441
2/28/2019	$17,788	$15,380	$15,897	$15,191
3/31/2019	$17,541	$15,605	$15,682	$14,873
4/30/2019	$18,831	$16,228	$16,159	$15,379
5/31/2019	$17,816	$15,178	$14,960	$14,183
6/30/2019	$18,881	$16,244	$16,113	$15,185
7/31/2019	$19,161	$16,485	$16,270	$15,272
8/31/2019	$18,502	$16,149	$15,568	$14,518
9/30/2019	$18,641	$16,433	$15,440	$14,820
10/31/2019	$18,891	$16,786	$15,880	$15,211
11/30/2019	$19,991	$17,424	$16,814	$15,837
12/31/2019	$20,280	$17,928	$17,200	$16,294
1/31/2020	$20,411	$17,908	$17,010	$15,771
2/29/2020	$19,032	$16,442	$15,782	$14,443
3/31/2020	$15,432	$14,181	$12,768	$11,305
4/30/2020	$17,829	$16,059	$14,670	$12,858
5/31/2020	$19,931	$16,918	$16,056	$13,695
6/30/2020	$20,550	$17,304	$16,673	$14,179
7/31/2020	$21,943	$18,287	$17,246	$14,571
8/31/2020	$22,861	$19,612	$18,258	$15,392
9/30/2020	$21,918	$18,898	$17,867	$14,878
10/31/2020	$22,462	$18,490	$18,002	$15,190
11/30/2020	$25,625	$20,739	$21,177	$17,990
12/31/2020	$27,734	$21,672	$23,156	$19,546
1/31/2021	$28,042	$21,576	$24,273	$20,529
2/28/2021	$29,547	$22,250	$25,074	$21,809
3/31/2021	$29,290	$23,048	$24,285	$22,028
4/30/2021	$31,372	$24,236	$24,815	$22,491
5/31/2021	$30,902	$24,346	$24,106	$22,537
6/30/2021	$31,818	$24,947	$25,237	$22,974
7/31/2021	$32,321	$25,369	$24,317	$22,144
8/31/2021	$32,853	$26,092	$24,759	$22,639
9/30/2021	$31,779	$24,921	$23,810	$21,972
10/31/2021	$33,709	$26,607	$24,925	$22,906
11/30/2021	$32,602	$26,202	$23,708	$21,952
12/31/2021	$33,604	$27,234	$23,813	$22,442
1/31/2022	$29,366	$25,631	$20,621	$20,282
2/28/2022	$28,878	$24,986	$20,711	$20,498
3/31/2022	$28,260	$25,796	$20,806	$20,753
4/30/2022	$25,575	$23,481	$18,253	$18,697
5/31/2022	$25,118	$23,450	$17,908	$18,725
6/30/2022	$23,145	$21,488	$16,800	$17,185
7/31/2022	$25,508	$23,504	$18,681	$18,979
8/31/2022	$24,185	$22,627	$18,505	$18,591
9/30/2022	$21,811	$20,528	$16,840	$16,809
10/31/2022	$23,819	$22,212	$18,439	$18,659
11/30/2022	$25,024	$23,371	$18,739	$19,095
12/31/2022	$23,275	$22,003	$17,536	$17,856
1/31/2023	$26,640	$23,518	$19,281	$19,596
2/28/2023	$25,912	$22,968	$19,072	$19,265
3/31/2023	$25,350	$23,583	$18,601	$18,345
4/30/2023	$24,746	$23,834	$18,385	$18,015
5/31/2023	$24,346	$23,927	$18,388	$17,849
6/30/2023	$27,001	$25,560	$19,913	$19,300
7/31/2023	$28,319	$26,477	$20,844	$20,480
8/31/2023	$27,934	$25,966	$19,759	$19,455
9/30/2023	$26,531	$24,729	$18,456	$18,310
10/31/2023	$24,749	$24,073	$17,032	$17,061
11/30/2023	$27,672	$26,318	$18,583	$18,606
12/31/2023	$31,090	$27,714	$20,808	$20,879
1/31/2024	$30,108	$28,021	$20,141	$20,067
2/29/2024	$32,204	$29,538	$21,777	$21,201
3/31/2024	$32,483	$30,491	$22,386	$21,960
4/30/2024	$29,737	$29,149	$20,662	$20,415
5/31/2024	$31,363	$30,526	$21,769	$21,439
6/30/2024	$31,416	$31,471	$21,732	$21,241
7/31/2024	$33,282	$32,056	$23,512	$23,399
8/31/2024	$33,628	$32,754	$23,251	$23,049
9/30/2024	$34,954	$33,432	$23,560	$23,210

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Core Growth Fund
Total Net Assets	$4,847,227,842
# of Portfolio Holdings	54
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$40,343,145
Fund	1 Year	5 Years	10 Years
Institutional Class	31.75%	13.40%	13.33%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Shift4 Payments, Inc. A	3.5%
Guidewire Software, Inc.	3.2%
Clearwater Analytics Holdings, Inc. A	3.1%
Kadant, Inc.	3.1%
Morningstar, Inc.	2.7%
RBC Bearings, Inc.	2.6%
Cohen & Steers, Inc.	2.6%
Paylocity Holding Corp.	2.5%
Hamilton Lane, Inc. A	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	11.4%
Industrial Machinery & Supplies & Components	6.8%
Building Products	5.2%
Asset Management & Custody Banks	5.1%
Financial Exchanges & Data	4.7%
Specialty Chemicals	3.7%
Managed Health Care	3.6%
Transaction & Payment Processing Services	3.5%
Health Care Facilities	3.0%
Regional Banks	2.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Core Growth Fund

Investor Class  WGROX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.17%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. small-cap stocks gained ground broadly, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession. In this environment, we felt investors began to recognize company-specific fundamentals. These market conditions were favorable for the Fund and our investment approach. Our guiding investment principle is that over longer time horizons, stock prices tend to follow earnings growth.

As such, the primary investment technique the Fund employs is to conduct deep, fundamental research to find high-quality, durable growth companies within the small-cap universe. Over the period, many of our companies produced strong operating results, and the market seemingly recognized those fundamentals. The Fund outperformed the benchmark Russell 2000® Growth Index in all sectors except consumer discretionary, where the performance of our holdings was positive but significantly lagged that of the benchmark. Stock selection in financials and information-technology drove much of the Fund’s relative outperformance. The Fund’s lack of exposure to energy, the only benchmark sector to post a negative return for the period, was also beneficial.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,773	$10,275	$10,620	$10,659
11/30/2014	$10,982	$10,524	$10,689	$10,669
12/31/2014	$10,983	$10,524	$11,006	$10,973
1/31/2015	$10,746	$10,231	$10,755	$10,620
2/28/2015	$11,551	$10,824	$11,529	$11,250
3/31/2015	$11,785	$10,713	$11,736	$11,446
4/30/2015	$11,501	$10,762	$11,390	$11,154
5/31/2015	$11,704	$10,911	$11,809	$11,409
6/30/2015	$12,070	$10,728	$11,968	$11,494
7/31/2015	$12,092	$10,908	$12,016	$11,361
8/31/2015	$11,468	$10,249	$11,106	$10,647
9/30/2015	$11,087	$9,951	$10,404	$10,125
10/31/2015	$11,468	$10,736	$10,995	$10,695
11/30/2015	$11,800	$10,796	$11,398	$11,043
12/31/2015	$11,414	$10,574	$10,854	$10,488
1/31/2016	$10,514	$9,978	$9,678	$9,566
2/29/2016	$10,394	$9,975	$9,609	$9,566
3/31/2016	$11,049	$10,677	$10,346	$10,329
4/30/2016	$11,183	$10,743	$10,449	$10,491
5/31/2016	$11,422	$10,935	$10,730	$10,728
6/30/2016	$11,278	$10,958	$10,681	$10,721
7/31/2016	$11,815	$11,393	$11,379	$11,361
8/31/2016	$11,992	$11,422	$11,500	$11,562
9/30/2016	$12,272	$11,440	$11,666	$11,691
10/31/2016	$11,929	$11,192	$10,941	$11,135
11/30/2016	$12,606	$11,693	$11,920	$12,377
12/31/2016	$12,617	$11,921	$12,082	$12,723
1/31/2017	$12,967	$12,145	$12,278	$12,773
2/28/2017	$13,155	$12,597	$12,579	$13,020
3/31/2017	$13,148	$12,606	$12,728	$13,037
4/30/2017	$13,314	$12,739	$12,963	$13,180
5/31/2017	$13,455	$12,870	$12,845	$12,912
6/30/2017	$13,783	$12,986	$13,287	$13,358
7/31/2017	$13,841	$13,231	$13,400	$13,457
8/31/2017	$13,794	$13,256	$13,385	$13,286
9/30/2017	$14,565	$13,579	$14,113	$14,115
10/31/2017	$14,964	$13,876	$14,332	$14,236
11/30/2017	$15,664	$14,297	$14,743	$14,646
12/31/2017	$15,682	$14,440	$14,760	$14,587
1/31/2018	$16,301	$15,201	$15,336	$14,968
2/28/2018	$16,010	$14,641	$14,899	$14,389
3/31/2018	$16,329	$14,347	$15,100	$14,575
4/30/2018	$16,090	$14,402	$15,115	$14,701
5/31/2018	$17,070	$14,808	$16,066	$15,593
6/30/2018	$17,414	$14,905	$16,192	$15,705
7/31/2018	$17,875	$15,400	$16,470	$15,978
8/31/2018	$19,027	$15,940	$17,496	$16,667
9/30/2018	$18,593	$15,967	$17,086	$16,266
10/31/2018	$16,698	$14,791	$14,924	$14,500
11/30/2018	$17,281	$15,087	$15,158	$14,730
12/31/2018	$15,120	$13,683	$13,387	$12,980
1/31/2019	$16,593	$14,858	$14,933	$14,441
2/28/2019	$17,695	$15,380	$15,897	$15,191
3/31/2019	$17,444	$15,605	$15,682	$14,873
4/30/2019	$18,725	$16,228	$16,159	$15,379
5/31/2019	$17,715	$15,178	$14,960	$14,183
6/30/2019	$18,771	$16,244	$16,113	$15,185
7/31/2019	$19,049	$16,485	$16,270	$15,272
8/31/2019	$18,391	$16,149	$15,568	$14,518
9/30/2019	$18,525	$16,433	$15,440	$14,820
10/31/2019	$18,776	$16,786	$15,880	$15,211
11/30/2019	$19,865	$17,424	$16,814	$15,837
12/31/2019	$20,148	$17,928	$17,200	$16,294
1/31/2020	$20,277	$17,908	$17,010	$15,771
2/29/2020	$18,907	$16,442	$15,782	$14,443
3/31/2020	$15,328	$14,181	$12,768	$11,305
4/30/2020	$17,707	$16,059	$14,670	$12,858
5/31/2020	$19,792	$16,918	$16,056	$13,695
6/30/2020	$20,403	$17,304	$16,673	$14,179
7/31/2020	$21,785	$18,287	$17,246	$14,571
8/31/2020	$22,693	$19,612	$18,258	$15,392
9/30/2020	$21,751	$18,898	$17,867	$14,878
10/31/2020	$22,289	$18,490	$18,002	$15,190
11/30/2020	$25,426	$20,739	$21,177	$17,990
12/31/2020	$27,515	$21,672	$23,156	$19,546
1/31/2021	$27,819	$21,576	$24,273	$20,529
2/28/2021	$29,311	$22,250	$25,074	$21,809
3/31/2021	$29,052	$23,048	$24,285	$22,028
4/30/2021	$31,112	$24,236	$24,815	$22,491
5/31/2021	$30,646	$24,346	$24,106	$22,537
6/30/2021	$31,551	$24,947	$25,237	$22,974
7/31/2021	$32,044	$25,369	$24,317	$22,144
8/31/2021	$32,570	$26,092	$24,759	$22,639
9/30/2021	$31,503	$24,921	$23,810	$21,972
10/31/2021	$33,412	$26,607	$24,925	$22,906
11/30/2021	$32,315	$26,202	$23,708	$21,952
12/31/2021	$33,303	$27,234	$23,813	$22,442
1/31/2022	$29,101	$25,631	$20,621	$20,282
2/28/2022	$28,613	$24,986	$20,711	$20,498
3/31/2022	$28,001	$25,796	$20,806	$20,753
4/30/2022	$25,338	$23,481	$18,253	$18,697
5/31/2022	$24,882	$23,450	$17,908	$18,725
6/30/2022	$22,922	$21,488	$16,800	$17,185
7/31/2022	$25,260	$23,504	$18,681	$18,979
8/31/2022	$23,944	$22,627	$18,505	$18,591
9/30/2022	$21,589	$20,528	$16,840	$16,809
10/31/2022	$23,577	$22,212	$18,439	$18,659
11/30/2022	$24,765	$23,371	$18,739	$19,095
12/31/2022	$23,032	$22,003	$17,536	$17,856
1/31/2023	$26,358	$23,518	$19,281	$19,596
2/28/2023	$25,635	$22,968	$19,072	$19,265
3/31/2023	$25,080	$23,583	$18,601	$18,345
4/30/2023	$24,478	$23,834	$18,385	$18,015
5/31/2023	$24,079	$23,927	$18,388	$17,849
6/30/2023	$26,704	$25,560	$19,913	$19,300
7/31/2023	$28,004	$26,477	$20,844	$20,480
8/31/2023	$27,623	$25,966	$19,759	$19,455
9/30/2023	$26,234	$24,729	$18,456	$18,310
10/31/2023	$24,471	$24,073	$17,032	$17,061
11/30/2023	$27,359	$26,318	$18,583	$18,606
12/31/2023	$30,732	$27,714	$20,808	$20,879
1/31/2024	$29,759	$28,021	$20,141	$20,067
2/29/2024	$31,829	$29,538	$21,777	$21,201
3/31/2024	$32,103	$30,491	$22,386	$21,960
4/30/2024	$29,386	$29,149	$20,662	$20,415
5/31/2024	$30,992	$30,526	$21,769	$21,439
6/30/2024	$31,038	$31,471	$21,732	$21,241
7/31/2024	$32,879	$32,056	$23,512	$23,399
8/31/2024	$33,218	$32,754	$23,251	$23,049
9/30/2024	$34,525	$33,432	$23,560	$23,210

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Core Growth Fund
Total Net Assets	$4,847,227,842
# of Portfolio Holdings	54
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$40,343,145
Fund	1 Year	5 Years	10 Years
Investor Class	31.60%	13.26%	13.19%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Shift4 Payments, Inc. A	3.5%
Guidewire Software, Inc.	3.2%
Clearwater Analytics Holdings, Inc. A	3.1%
Kadant, Inc.	3.1%
Morningstar, Inc.	2.7%
RBC Bearings, Inc.	2.6%
Cohen & Steers, Inc.	2.6%
Paylocity Holding Corp.	2.5%
Hamilton Lane, Inc. A	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	11.4%
Industrial Machinery & Supplies & Components	6.8%
Building Products	5.2%
Asset Management & Custody Banks	5.1%
Financial Exchanges & Data	4.7%
Specialty Chemicals	3.7%
Managed Health Care	3.6%
Transaction & Payment Processing Services	3.5%
Health Care Facilities	3.0%
Regional Banks	2.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Emerging India Fund

Institutional Class  WIINX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$158	1.37%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, India’s economy remained one of the strongest in the world, and enthusiasm about economic growth drove India’s major stock indexes to record highs. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it underperformed the benchmark MSCI India Investable Market Index (IMI). Our holdings in the consumer-discretionary sector were a bright spot, substantially outperforming the benchmark’s holdings in the sector. An overweight to health care was also beneficial to relative results. Underperformance was largely due to stock selection within the financial sector. High interest rates and increased capital requirements made lending more costly, in part pressuring profit margins. This weighed on some financials stocks, which remain a significant part of our portfolio. Additionally, our holdings in the materials and industrials sectors generally had solid gains but trailed the benchmark’s positions. Many of the benchmark’s holdings in those sectors tend to be more cyclical than our own. Given the strength of India’s economy, some of the more cyclical stocks outperformed.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Emerging Markets Index	MSCI India IMI Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,256	$10,118	$10,393
11/30/2014	$10,733	$10,011	$10,586
12/31/2014	$10,812	$9,550	$10,039
1/31/2015	$11,398	$9,607	$10,814
2/28/2015	$11,545	$9,904	$11,013
3/31/2015	$11,435	$9,763	$10,593
4/30/2015	$10,922	$10,514	$9,924
5/31/2015	$11,215	$10,093	$10,199
6/30/2015	$11,251	$9,831	$10,177
7/31/2015	$11,691	$9,150	$10,430
8/31/2015	$11,032	$8,322	$9,501
9/30/2015	$11,251	$8,072	$9,571
10/31/2015	$11,105	$8,647	$9,744
11/30/2015	$10,922	$8,310	$9,351
12/31/2015	$11,261	$8,125	$9,568
1/31/2016	$10,481	$7,598	$8,847
2/29/2016	$9,440	$7,585	$8,114
3/31/2016	$10,592	$8,589	$9,211
4/30/2016	$10,889	$8,636	$9,301
5/31/2016	$10,964	$8,314	$9,449
6/30/2016	$11,261	$8,646	$9,636
7/31/2016	$12,264	$9,081	$10,190
8/31/2016	$12,487	$9,307	$10,350
9/30/2016	$12,636	$9,426	$10,289
10/31/2016	$12,933	$9,449	$10,328
11/30/2016	$11,707	$9,014	$9,494
12/31/2016	$11,307	$9,034	$9,465
1/31/2017	$12,284	$9,528	$9,920
2/28/2017	$12,885	$9,820	$10,572
3/31/2017	$13,899	$10,068	$11,249
4/30/2017	$14,876	$10,288	$11,565
5/31/2017	$14,801	$10,592	$11,677
6/30/2017	$15,176	$10,699	$11,661
7/31/2017	$15,815	$11,337	$12,486
8/31/2017	$15,853	$11,590	$12,414
9/30/2017	$15,402	$11,544	$11,995
10/31/2017	$15,702	$11,948	$12,913
11/30/2017	$16,566	$11,972	$12,918
12/31/2017	$17,362	$12,402	$13,603
1/31/2018	$16,936	$13,436	$13,924
2/28/2018	$16,472	$12,816	$13,026
3/31/2018	$16,550	$12,578	$12,511
4/30/2018	$17,014	$12,522	$13,058
5/31/2018	$16,898	$12,078	$12,500
6/30/2018	$16,588	$11,576	$12,232
7/31/2018	$17,439	$11,831	$12,970
8/31/2018	$17,594	$11,511	$13,092
9/30/2018	$15,351	$11,450	$11,707
10/31/2018	$14,578	$10,453	$10,958
11/30/2018	$16,047	$10,883	$12,051
12/31/2018	$16,449	$10,595	$12,081
1/31/2019	$15,994	$11,523	$11,752
2/28/2019	$16,201	$11,549	$11,731
3/31/2019	$17,317	$11,646	$12,885
4/30/2019	$17,317	$11,891	$12,875
5/31/2019	$17,689	$11,028	$12,937
6/30/2019	$17,565	$11,716	$12,858
7/31/2019	$16,903	$11,573	$12,105
8/31/2019	$16,532	$11,009	$11,709
9/30/2019	$17,689	$11,219	$12,088
10/31/2019	$18,433	$11,692	$12,602
11/30/2019	$18,433	$11,676	$12,560
12/31/2019	$18,741	$12,547	$12,725
1/31/2020	$19,528	$11,962	$12,754
2/29/2020	$18,824	$11,331	$11,834
3/31/2020	$13,475	$9,586	$8,680
4/30/2020	$14,926	$10,464	$10,071
5/31/2020	$14,263	$10,544	$9,797
6/30/2020	$15,382	$11,319	$10,547
7/31/2020	$16,626	$12,331	$11,599
8/31/2020	$17,414	$12,603	$12,110
9/30/2020	$17,663	$12,401	$12,221
10/31/2020	$17,953	$12,657	$12,328
11/30/2020	$20,150	$13,827	$13,476
12/31/2020	$22,099	$14,844	$14,780
1/31/2021	$21,311	$15,299	$14,515
2/28/2021	$22,348	$15,416	$15,436
3/31/2021	$23,301	$15,183	$15,802
4/30/2021	$23,219	$15,561	$15,702
5/31/2021	$24,421	$15,922	$17,056
6/30/2021	$24,877	$15,949	$17,069
7/31/2021	$26,121	$14,876	$17,361
8/31/2021	$28,816	$15,265	$18,960
9/30/2021	$29,148	$14,659	$19,226
10/31/2021	$29,645	$14,803	$19,056
11/30/2021	$29,479	$14,200	$18,523
12/31/2021	$30,427	$14,467	$19,268
1/31/2022	$29,258	$14,193	$18,980
2/28/2022	$27,743	$13,769	$18,038
3/31/2022	$28,133	$13,458	$18,730
4/30/2022	$26,748	$12,709	$18,464
5/31/2022	$24,497	$12,765	$17,295
6/30/2022	$22,636	$11,917	$16,117
7/31/2022	$25,406	$11,887	$17,600
8/31/2022	$25,969	$11,937	$18,358
9/30/2022	$24,844	$10,538	$17,312
10/31/2022	$24,757	$10,210	$17,646
11/30/2022	$25,406	$11,725	$18,483
12/31/2022	$23,807	$11,560	$17,520
1/31/2023	$23,020	$12,473	$17,081
2/28/2023	$23,020	$11,664	$16,357
3/31/2023	$22,626	$12,017	$16,479
4/30/2023	$23,632	$11,881	$17,210
5/31/2023	$24,814	$11,682	$17,757
6/30/2023	$26,171	$12,125	$18,690
7/31/2023	$25,820	$12,880	$19,380
8/31/2023	$25,864	$12,087	$19,281
9/30/2023	$26,171	$11,770	$19,575
10/31/2023	$25,777	$11,313	$19,003
11/30/2023	$27,308	$12,219	$20,363
12/31/2023	$28,792	$12,696	$21,923
1/31/2024	$28,107	$12,107	$22,602
2/29/2024	$28,199	$12,683	$23,051
3/31/2024	$28,335	$12,997	$22,997
4/30/2024	$28,792	$13,055	$23,834
5/31/2024	$28,974	$13,129	$23,952
6/30/2024	$31,347	$13,647	$25,759
7/31/2024	$31,758	$13,687	$26,857
8/31/2024	$32,625	$13,908	$27,122
9/30/2024	$34,176	$14,837	$27,712

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Emerging India Fund
Total Net Assets	$722,714,913
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$7,617,376
Fund	1 Year	5 Years	10 Years
Institutional Class	30.59%	14.08%	13.08%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
MSCI India IMI Index	41.57%	18.05%	10.73%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	9.8%
Trent Ltd.	9.2%
Cholamandalam Investment & Finance Co. Ltd.	7.8%
Divi's Laboratories Ltd.	7.2%
HDFC Bank Ltd.	7.1%
AU Small Finance Bank Ltd.	5.5%
Vijaya Diagnostic Centre Pvt Ltd.	5.1%
Max Healthcare Institute Ltd.	5.1%
Elgi Equipments Ltd.	4.9%
Dr. Lal PathLabs Ltd.	4.3%

Top 10 Industries (%)

Industry	Value
Consumer Finance	19.5%
Diversified Banks	9.5%
Health Care Services	9.5%
Apparel Retail	9.2%
Life Sciences Tools & Services	7.2%
Health Care Facilities	6.6%
Regional Banks	5.5%
Industrial Machinery & Supplies & Components	4.9%
Interactive Media & Services	4.4%
Commodity Chemicals	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.2%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Emerging India Fund

Investor Class  WAINX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.50%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, India’s economy remained one of the strongest in the world, and enthusiasm about economic growth drove India’s major stock indexes to record highs. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it underperformed the benchmark MSCI India Investable Market Index (IMI). Our holdings in the consumer-discretionary sector were a bright spot, substantially outperforming the benchmark’s holdings in the sector. An overweight to health care was also beneficial to relative results. Underperformance was largely due to stock selection within the financial sector. High interest rates and increased capital requirements made lending more costly, in part pressuring profit margins. This weighed on some financials stocks, which remain a significant part of our portfolio. Additionally, our holdings in the materials and industrials sectors generally had solid gains but trailed the benchmark’s positions. Many of the benchmark’s holdings in those sectors tend to be more cyclical than our own. Given the strength of India’s economy, some of the more cyclical stocks outperformed.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Emerging Markets Index	MSCI India IMI Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,256	$10,118	$10,393
11/30/2014	$10,733	$10,011	$10,586
12/31/2014	$10,812	$9,550	$10,039
1/31/2015	$11,398	$9,607	$10,814
2/28/2015	$11,545	$9,904	$11,013
3/31/2015	$11,435	$9,763	$10,593
4/30/2015	$10,922	$10,514	$9,924
5/31/2015	$11,215	$10,093	$10,199
6/30/2015	$11,251	$9,831	$10,177
7/31/2015	$11,691	$9,150	$10,430
8/31/2015	$11,032	$8,322	$9,501
9/30/2015	$11,251	$8,072	$9,571
10/31/2015	$11,105	$8,647	$9,744
11/30/2015	$10,922	$8,310	$9,351
12/31/2015	$11,261	$8,125	$9,568
1/31/2016	$10,481	$7,598	$8,847
2/29/2016	$9,440	$7,585	$8,114
3/31/2016	$10,592	$8,589	$9,211
4/30/2016	$10,852	$8,636	$9,301
5/31/2016	$10,926	$8,314	$9,449
6/30/2016	$11,224	$8,646	$9,636
7/31/2016	$12,227	$9,081	$10,190
8/31/2016	$12,450	$9,307	$10,350
9/30/2016	$12,599	$9,426	$10,289
10/31/2016	$12,896	$9,449	$10,328
11/30/2016	$11,670	$9,014	$9,494
12/31/2016	$11,270	$9,034	$9,465
1/31/2017	$12,247	$9,528	$9,920
2/28/2017	$12,810	$9,820	$10,572
3/31/2017	$13,825	$10,068	$11,249
4/30/2017	$14,801	$10,288	$11,565
5/31/2017	$14,764	$10,592	$11,677
6/30/2017	$15,102	$10,699	$11,661
7/31/2017	$15,740	$11,337	$12,486
8/31/2017	$15,778	$11,590	$12,414
9/30/2017	$15,327	$11,544	$11,995
10/31/2017	$15,665	$11,948	$12,913
11/30/2017	$16,492	$11,972	$12,918
12/31/2017	$17,288	$12,402	$13,603
1/31/2018	$16,863	$13,436	$13,924
2/28/2018	$16,399	$12,816	$13,026
3/31/2018	$16,476	$12,578	$12,511
4/30/2018	$16,940	$12,522	$13,058
5/31/2018	$16,824	$12,078	$12,500
6/30/2018	$16,515	$11,576	$12,232
7/31/2018	$17,327	$11,831	$12,970
8/31/2018	$17,520	$11,511	$13,092
9/30/2018	$15,277	$11,450	$11,707
10/31/2018	$14,504	$10,453	$10,958
11/30/2018	$15,973	$10,883	$12,051
12/31/2018	$16,337	$10,595	$12,081
1/31/2019	$15,923	$11,523	$11,752
2/28/2019	$16,088	$11,549	$11,731
3/31/2019	$17,205	$11,646	$12,885
4/30/2019	$17,164	$11,891	$12,875
5/31/2019	$17,536	$11,028	$12,937
6/30/2019	$17,453	$11,716	$12,858
7/31/2019	$16,792	$11,573	$12,105
8/31/2019	$16,419	$11,009	$11,709
9/30/2019	$17,577	$11,219	$12,088
10/31/2019	$18,322	$11,692	$12,602
11/30/2019	$18,280	$11,676	$12,560
12/31/2019	$18,589	$12,547	$12,725
1/31/2020	$19,377	$11,962	$12,754
2/29/2020	$18,713	$11,331	$11,834
3/31/2020	$13,361	$9,586	$8,680
4/30/2020	$14,813	$10,464	$10,071
5/31/2020	$14,149	$10,544	$9,797
6/30/2020	$15,269	$11,319	$10,547
7/31/2020	$16,472	$12,331	$11,599
8/31/2020	$17,219	$12,603	$12,110
9/30/2020	$17,510	$12,401	$12,221
10/31/2020	$17,800	$12,657	$12,328
11/30/2020	$19,958	$13,827	$13,476
12/31/2020	$21,866	$14,844	$14,780
1/31/2021	$21,120	$15,299	$14,515
2/28/2021	$22,115	$15,416	$15,436
3/31/2021	$23,070	$15,183	$15,802
4/30/2021	$22,987	$15,561	$15,702
5/31/2021	$24,149	$15,922	$17,056
6/30/2021	$24,605	$15,949	$17,069
7/31/2021	$25,850	$14,876	$17,361
8/31/2021	$28,505	$15,265	$18,960
9/30/2021	$28,837	$14,659	$19,226
10/31/2021	$29,335	$14,803	$19,056
11/30/2021	$29,169	$14,200	$18,523
12/31/2021	$30,075	$14,467	$19,268
1/31/2022	$28,948	$14,193	$18,980
2/28/2022	$27,474	$13,769	$18,038
3/31/2022	$27,865	$13,458	$18,730
4/30/2022	$26,434	$12,709	$18,464
5/31/2022	$24,224	$12,765	$17,295
6/30/2022	$22,361	$11,917	$16,117
7/31/2022	$25,091	$11,887	$17,600
8/31/2022	$25,654	$11,937	$18,358
9/30/2022	$24,571	$10,538	$17,312
10/31/2022	$24,484	$10,210	$17,646
11/30/2022	$25,134	$11,725	$18,483
12/31/2022	$23,533	$11,560	$17,520
1/31/2023	$22,745	$12,473	$17,081
2/28/2023	$22,745	$11,664	$16,357
3/31/2023	$22,350	$12,017	$16,479
4/30/2023	$23,314	$11,881	$17,210
5/31/2023	$24,498	$11,682	$17,757
6/30/2023	$25,812	$12,125	$18,690
7/31/2023	$25,505	$12,880	$19,380
8/31/2023	$25,549	$12,087	$19,281
9/30/2023	$25,856	$11,770	$19,575
10/31/2023	$25,418	$11,313	$19,003
11/30/2023	$26,952	$12,219	$20,363
12/31/2023	$28,437	$12,696	$21,923
1/31/2024	$27,752	$12,107	$22,602
2/29/2024	$27,843	$12,683	$23,051
3/31/2024	$27,980	$12,997	$22,997
4/30/2024	$28,392	$13,055	$23,834
5/31/2024	$28,620	$13,129	$23,952
6/30/2024	$30,952	$13,647	$25,759
7/31/2024	$31,364	$13,687	$26,857
8/31/2024	$32,186	$13,908	$27,122
9/30/2024	$33,695	$14,837	$27,712

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Emerging India Fund
Total Net Assets	$722,714,913
# of Portfolio Holdings	33
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$7,617,376
Fund	1 Year	5 Years	10 Years
Investor Class	30.32%	13.90%	12.92%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
MSCI India IMI Index	41.57%	18.05%	10.73%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	9.8%
Trent Ltd.	9.2%
Cholamandalam Investment & Finance Co. Ltd.	7.8%
Divi's Laboratories Ltd.	7.2%
HDFC Bank Ltd.	7.1%
AU Small Finance Bank Ltd.	5.5%
Vijaya Diagnostic Centre Pvt Ltd.	5.1%
Max Healthcare Institute Ltd.	5.1%
Elgi Equipments Ltd.	4.9%
Dr. Lal PathLabs Ltd.	4.3%

Top 10 Industries (%)

Industry	Value
Consumer Finance	19.5%
Diversified Banks	9.5%
Health Care Services	9.5%
Apparel Retail	9.2%
Life Sciences Tools & Services	7.2%
Health Care Facilities	6.6%
Regional Banks	5.5%
Industrial Machinery & Supplies & Components	4.9%
Interactive Media & Services	4.4%
Commodity Chemicals	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.2%
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Emerging Markets Select Fund

Institutional Class  WIESX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.12%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about India’s economy helped drive emerging-market indexes higher. A growing consensus that central banks were near the end of their tightening cycles was also favorable for markets.

While the Fund had significant gains, it underperformed the benchmark MSCI Emerging Markets Index. Much of the underperformance was due to stock selection in Taiwan, where the Fund didn’t hold some of the higher-returning stocks in the benchmark. Additionally, given the concentrated nature of the portfolio, the Fund’s performance relative to its benchmark came down to a few stocks. The Fund’s largest detractors included Wuxi Biologics Cayman, Inc., a China-based contract research, development and manufacturing organization; DLocal Ltd., a Uruguay-based fintech firm; and Yifeng Pharmacy Chain Co. Ltd., a retail drugstore operator in China. While those stocks negatively impacted performance, we were pleased with the results of many of our other companies. Top contributors included Nu Holdings Ltd., a Brazilian company operating a fintech bank in Latin America; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Trent Ltd., an Indian retailer.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Mid Cap Growth Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,289	$10,118	$9,970
11/30/2014	$10,346	$10,011	$9,821
12/31/2014	$9,923	$9,550	$9,439
1/31/2015	$10,029	$9,607	$9,621
2/28/2015	$10,106	$9,904	$9,827
3/31/2015	$9,874	$9,763	$9,851
4/30/2015	$9,874	$10,514	$10,629
5/31/2015	$9,710	$10,093	$10,298
6/30/2015	$9,574	$9,831	$10,018
7/31/2015	$9,265	$9,150	$9,669
8/31/2015	$8,520	$8,322	$8,891
9/30/2015	$8,133	$8,072	$8,659
10/31/2015	$8,511	$8,647	$9,191
11/30/2015	$8,366	$8,310	$8,990
12/31/2015	$8,240	$8,125	$8,837
1/31/2016	$7,901	$7,598	$8,383
2/29/2016	$7,640	$7,585	$8,238
3/31/2016	$8,424	$8,589	$9,129
4/30/2016	$8,462	$8,636	$9,203
5/31/2016	$8,462	$8,314	$8,956
6/30/2016	$8,704	$8,646	$9,262
7/31/2016	$9,013	$9,081	$9,719
8/31/2016	$9,159	$9,307	$9,829
9/30/2016	$9,013	$9,426	$9,886
10/31/2016	$8,849	$9,449	$9,879
11/30/2016	$8,008	$9,014	$9,168
12/31/2016	$7,843	$9,034	$9,081
1/31/2017	$8,278	$9,528	$9,629
2/28/2017	$8,598	$9,820	$9,984
3/31/2017	$8,994	$10,068	$10,332
4/30/2017	$9,536	$10,288	$10,640
5/31/2017	$9,923	$10,592	$10,950
6/30/2017	$9,913	$10,699	$10,944
7/31/2017	$10,483	$11,337	$11,527
8/31/2017	$10,464	$11,590	$11,802
9/30/2017	$10,251	$11,544	$11,818
10/31/2017	$10,184	$11,948	$11,908
11/30/2017	$10,474	$11,972	$12,122
12/31/2017	$10,822	$12,402	$12,785
1/31/2018	$11,315	$13,436	$13,654
2/28/2018	$10,880	$12,816	$13,043
3/31/2018	$11,025	$12,578	$13,134
4/30/2018	$10,938	$12,522	$12,992
5/31/2018	$10,977	$12,078	$12,694
6/30/2018	$10,909	$11,576	$12,059
7/31/2018	$11,151	$11,831	$12,075
8/31/2018	$10,793	$11,511	$11,835
9/30/2018	$10,213	$11,450	$11,596
10/31/2018	$9,013	$10,453	$10,691
11/30/2018	$9,768	$10,883	$11,366
12/31/2018	$9,603	$10,595	$11,287
1/31/2019	$10,135	$11,523	$12,015
2/28/2019	$10,435	$11,549	$11,996
3/31/2019	$10,880	$11,646	$11,969
4/30/2019	$11,035	$11,891	$12,222
5/31/2019	$10,580	$11,028	$11,648
6/30/2019	$11,209	$11,716	$12,326
7/31/2019	$11,180	$11,573	$12,209
8/31/2019	$10,812	$11,009	$11,645
9/30/2019	$11,151	$11,219	$11,776
10/31/2019	$11,673	$11,692	$12,325
11/30/2019	$11,731	$11,676	$12,105
12/31/2019	$12,331	$12,547	$13,018
1/31/2020	$12,524	$11,962	$12,684
2/29/2020	$12,031	$11,331	$11,546
3/31/2020	$9,449	$9,586	$9,029
4/30/2020	$10,609	$10,464	$10,413
5/31/2020	$11,441	$10,544	$10,934
6/30/2020	$12,766	$11,319	$11,696
7/31/2020	$13,733	$12,331	$12,887
8/31/2020	$14,362	$12,603	$13,092
9/30/2020	$14,207	$12,401	$12,638
10/31/2020	$14,797	$12,657	$12,324
11/30/2020	$16,596	$13,827	$13,618
12/31/2020	$18,336	$14,844	$14,834
1/31/2021	$18,443	$15,299	$14,587
2/28/2021	$18,646	$15,416	$14,563
3/31/2021	$18,404	$15,183	$14,678
4/30/2021	$19,236	$15,561	$15,384
5/31/2021	$20,058	$15,922	$15,925
6/30/2021	$20,764	$15,949	$16,539
7/31/2021	$20,512	$14,876	$15,653
8/31/2021	$22,669	$15,265	$16,116
9/30/2021	$22,263	$14,659	$15,264
10/31/2021	$22,804	$14,803	$15,241
11/30/2021	$21,692	$14,200	$14,952
12/31/2021	$22,262	$14,467	$15,112
1/31/2022	$19,940	$14,193	$14,296
2/28/2022	$18,386	$13,769	$14,192
3/31/2022	$18,619	$13,458	$14,199
4/30/2022	$15,929	$12,709	$13,102
5/31/2022	$15,472	$12,765	$13,251
6/30/2022	$14,015	$11,917	$12,069
7/31/2022	$15,045	$11,887	$12,213
8/31/2022	$14,967	$11,937	$12,334
9/30/2022	$13,268	$10,538	$10,866
10/31/2022	$13,501	$10,210	$11,177
11/30/2022	$14,724	$11,725	$12,232
12/31/2022	$13,967	$11,560	$12,074
1/31/2023	$15,259	$12,473	$12,675
2/28/2023	$14,948	$11,664	$12,155
3/31/2023	$15,259	$12,017	$12,402
4/30/2023	$14,967	$11,881	$12,542
5/31/2023	$14,899	$11,682	$12,308
6/30/2023	$15,346	$12,125	$12,788
7/31/2023	$15,375	$12,880	$13,521
8/31/2023	$14,715	$12,087	$12,906
9/30/2023	$14,676	$11,770	$12,521
10/31/2023	$14,045	$11,313	$11,909
11/30/2023	$15,735	$12,219	$13,036
12/31/2023	$16,453	$12,696	$13,520
1/31/2024	$15,307	$12,107	$12,929
2/29/2024	$15,773	$12,683	$13,604
3/31/2024	$16,084	$12,997	$13,592
4/30/2024	$15,890	$13,055	$13,513
5/31/2024	$16,405	$13,129	$13,418
6/30/2024	$16,774	$13,647	$13,737
7/31/2024	$16,395	$13,687	$13,904
8/31/2024	$17,755	$13,908	$14,104
9/30/2024	$18,153	$14,837	$14,960

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Emerging Markets Select Fund
Total Net Assets	$451,048,964
# of Portfolio Holdings	33
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$4,468,496
Fund	1 Year	5 Years	10 Years
Institutional Class	23.69%	10.24%	6.14%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
MSCI Emerging Markets Mid Cap Growth Index	19.48%	4.90%	4.11%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	7.9%
MercadoLibre, Inc.	7.2%
NU Holdings Ltd. A	5.9%
Voltronic Power Technology Corp.	5.7%
ASPEED Technology, Inc.	4.9%
Globant SA	4.8%
Divi's Laboratories Ltd.	4.8%
WEG SA	4.8%
Silergy Corp.	4.3%
HDFC Bank Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
Electrical Components & Equipment	10.5%
Consumer Finance	10.0%
Diversified Banks	9.8%
Broadline Retail	8.2%
Industrial Machinery & Supplies & Components	4.9%
IT Consulting & Other Services	4.8%
Life Sciences Tools & Services	4.8%
Apparel Retail	3.5%
Hotels, Resorts & Cruise Lines	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Emerging Markets Select Fund

Investor Class  WAESX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.37%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about India’s economy helped drive emerging-market indexes higher. A growing consensus that central banks were near the end of their tightening cycles was also favorable for markets.

While the Fund had significant gains, it underperformed the benchmark MSCI Emerging Markets Index. Much of the underperformance was due to stock selection in Taiwan, where the Fund didn’t hold some of the higher-returning stocks in the benchmark. Additionally, given the concentrated nature of the portfolio, the Fund’s performance relative to its benchmark came down to a few stocks. The Fund’s largest detractors included Wuxi Biologics Cayman, Inc., a China-based contract research, development and manufacturing organization; DLocal Ltd., a Uruguay-based fintech firm; and Yifeng Pharmacy Chain Co. Ltd., a retail drugstore operator in China. While those stocks negatively impacted performance, we were pleased with the results of many of our other companies. Top contributors included Nu Holdings Ltd., a Brazilian company operating a fintech bank in Latin America; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Trent Ltd., an Indian retailer.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Emerging Markets Index	MSCI Emerging Markets Mid Cap Growth Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,291	$10,118	$9,970
11/30/2014	$10,339	$10,011	$9,821
12/31/2014	$9,918	$9,550	$9,439
1/31/2015	$10,025	$9,607	$9,621
2/28/2015	$10,102	$9,904	$9,827
3/31/2015	$9,859	$9,763	$9,851
4/30/2015	$9,859	$10,514	$10,629
5/31/2015	$9,694	$10,093	$10,298
6/30/2015	$9,568	$9,831	$10,018
7/31/2015	$9,256	$9,150	$9,669
8/31/2015	$8,508	$8,322	$8,891
9/30/2015	$8,119	$8,072	$8,659
10/31/2015	$8,488	$8,647	$9,191
11/30/2015	$8,342	$8,310	$8,990
12/31/2015	$8,216	$8,125	$8,837
1/31/2016	$7,885	$7,598	$8,383
2/29/2016	$7,623	$7,585	$8,238
3/31/2016	$8,391	$8,589	$9,129
4/30/2016	$8,440	$8,636	$9,203
5/31/2016	$8,430	$8,314	$8,956
6/30/2016	$8,673	$8,646	$9,262
7/31/2016	$8,974	$9,081	$9,719
8/31/2016	$9,120	$9,307	$9,829
9/30/2016	$8,974	$9,426	$9,886
10/31/2016	$8,799	$9,449	$9,879
11/30/2016	$7,973	$9,014	$9,168
12/31/2016	$7,798	$9,034	$9,081
1/31/2017	$8,226	$9,528	$9,629
2/28/2017	$8,547	$9,820	$9,984
3/31/2017	$8,945	$10,068	$10,332
4/30/2017	$9,480	$10,288	$10,640
5/31/2017	$9,859	$10,592	$10,950
6/30/2017	$9,850	$10,699	$10,944
7/31/2017	$10,404	$11,337	$11,527
8/31/2017	$10,384	$11,590	$11,802
9/30/2017	$10,170	$11,544	$11,818
10/31/2017	$10,102	$11,948	$11,908
11/30/2017	$10,394	$11,972	$12,122
12/31/2017	$10,734	$12,402	$12,785
1/31/2018	$11,221	$13,436	$13,654
2/28/2018	$10,783	$12,816	$13,043
3/31/2018	$10,929	$12,578	$13,134
4/30/2018	$10,841	$12,522	$12,992
5/31/2018	$10,880	$12,078	$12,694
6/30/2018	$10,802	$11,576	$12,059
7/31/2018	$11,036	$11,831	$12,075
8/31/2018	$10,686	$11,511	$11,835
9/30/2018	$10,112	$11,450	$11,596
10/31/2018	$8,926	$10,453	$10,691
11/30/2018	$9,665	$10,883	$11,366
12/31/2018	$9,500	$10,595	$11,287
1/31/2019	$10,025	$11,523	$12,015
2/28/2019	$10,326	$11,549	$11,996
3/31/2019	$10,754	$11,646	$11,969
4/30/2019	$10,909	$11,891	$12,222
5/31/2019	$10,462	$11,028	$11,648
6/30/2019	$11,075	$11,716	$12,326
7/31/2019	$11,036	$11,573	$12,209
8/31/2019	$10,676	$11,009	$11,645
9/30/2019	$11,007	$11,219	$11,776
10/31/2019	$11,522	$11,692	$12,325
11/30/2019	$11,571	$11,676	$12,105
12/31/2019	$12,164	$12,547	$13,018
1/31/2020	$12,358	$11,962	$12,684
2/29/2020	$11,862	$11,331	$11,546
3/31/2020	$9,315	$9,586	$9,029
4/30/2020	$10,452	$10,464	$10,413
5/31/2020	$11,279	$10,544	$10,934
6/30/2020	$12,572	$11,319	$11,696
7/31/2020	$13,525	$12,331	$12,887
8/31/2020	$14,137	$12,603	$13,092
9/30/2020	$13,992	$12,401	$12,638
10/31/2020	$14,565	$12,657	$12,324
11/30/2020	$16,335	$13,827	$13,618
12/31/2020	$18,046	$14,844	$14,834
1/31/2021	$18,143	$15,299	$14,587
2/28/2021	$18,338	$15,416	$14,563
3/31/2021	$18,105	$15,183	$14,678
4/30/2021	$18,921	$15,561	$15,384
5/31/2021	$19,728	$15,922	$15,925
6/30/2021	$20,419	$15,949	$16,539
7/31/2021	$20,166	$14,876	$15,653
8/31/2021	$22,285	$15,265	$16,116
9/30/2021	$21,887	$14,659	$15,264
10/31/2021	$22,422	$14,803	$15,241
11/30/2021	$21,323	$14,200	$14,952
12/31/2021	$21,895	$14,467	$15,112
1/31/2022	$19,610	$14,193	$14,296
2/28/2022	$18,077	$13,769	$14,192
3/31/2022	$18,311	$13,458	$14,199
4/30/2022	$15,655	$12,709	$13,102
5/31/2022	$15,206	$12,765	$13,251
6/30/2022	$13,770	$11,917	$12,069
7/31/2022	$14,776	$11,887	$12,213
8/31/2022	$14,708	$11,937	$12,334
9/30/2022	$13,028	$10,538	$10,866
10/31/2022	$13,262	$10,210	$11,177
11/30/2022	$14,454	$11,725	$12,232
12/31/2022	$13,711	$11,560	$12,074
1/31/2023	$14,971	$12,473	$12,675
2/28/2023	$14,659	$11,664	$12,155
3/31/2023	$14,971	$12,017	$12,402
4/30/2023	$14,688	$11,881	$12,542
5/31/2023	$14,620	$11,682	$12,308
6/30/2023	$15,049	$12,125	$12,788
7/31/2023	$15,079	$12,880	$13,521
8/31/2023	$14,424	$12,087	$12,906
9/30/2023	$14,385	$11,770	$12,521
10/31/2023	$13,760	$11,313	$11,909
11/30/2023	$15,420	$12,219	$13,036
12/31/2023	$16,114	$12,696	$13,520
1/31/2024	$14,991	$12,107	$12,929
2/29/2024	$15,450	$12,683	$13,604
3/31/2024	$15,752	$12,997	$13,592
4/30/2024	$15,557	$13,055	$13,513
5/31/2024	$16,045	$13,129	$13,418
6/30/2024	$16,417	$13,647	$13,737
7/31/2024	$16,036	$13,687	$13,904
8/31/2024	$17,364	$13,908	$14,104
9/30/2024	$17,745	$14,837	$14,960

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Emerging Markets Select Fund
Total Net Assets	$451,048,964
# of Portfolio Holdings	33
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$4,468,496
Fund	1 Year	5 Years	10 Years
Investor Class	23.35%	10.02%	5.90%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
MSCI Emerging Markets Mid Cap Growth Index	19.48%	4.90%	4.11%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	7.9%
MercadoLibre, Inc.	7.2%
NU Holdings Ltd. A	5.9%
Voltronic Power Technology Corp.	5.7%
ASPEED Technology, Inc.	4.9%
Globant SA	4.8%
Divi's Laboratories Ltd.	4.8%
WEG SA	4.8%
Silergy Corp.	4.3%
HDFC Bank Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
Electrical Components & Equipment	10.5%
Consumer Finance	10.0%
Diversified Banks	9.8%
Broadline Retail	8.2%
Industrial Machinery & Supplies & Components	4.9%
IT Consulting & Other Services	4.8%
Life Sciences Tools & Services	4.8%
Apparel Retail	3.5%
Hotels, Resorts & Cruise Lines	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Emerging Markets Small Cap Fund

Institutional Class  WIEMX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$201	1.81%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about the strength of India’s economy played a role in driving emerging-market indexes higher. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it modestly underperformed the benchmark MSCI Emerging Markets Small Cap Index. The Fund’s return came in part from a number of Indian companies that demonstrated strong fundamentals, which were well received by the market. Stock selection in India was a bright spot for relative performance as well. Overweight positioning in Mexico was the Fund’s biggest source of underperformance. In the latter half of the period, stocks in Mexico sold off broadly as investors reacted to the Morena Party’s resounding victory in national elections. Investors were concerned the winning party could use its mandate to brush aside some checks on presidential power. Among sectors, stock selection in the financials sector weighed on relative results, while stock selection in the consumer-discretionary sector contributed.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Small Cap Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$9,964	$10,118	$9,824
11/30/2014	$9,964	$10,011	$9,673
12/31/2014	$9,758	$9,550	$9,398
1/31/2015	$9,794	$9,607	$9,533
2/28/2015	$9,904	$9,904	$9,748
3/31/2015	$9,794	$9,763	$9,735
4/30/2015	$10,270	$10,514	$10,617
5/31/2015	$10,343	$10,093	$10,661
6/30/2015	$10,050	$9,831	$10,173
7/31/2015	$9,721	$9,150	$9,383
8/31/2015	$8,881	$8,322	$8,477
9/30/2015	$8,735	$8,072	$8,477
10/31/2015	$9,137	$8,647	$8,978
11/30/2015	$8,917	$8,310	$8,747
12/31/2015	$8,846	$8,125	$8,754
1/31/2016	$8,444	$7,598	$8,065
2/29/2016	$8,151	$7,585	$8,036
3/31/2016	$8,846	$8,589	$8,839
4/30/2016	$8,992	$8,636	$8,971
5/31/2016	$8,846	$8,314	$8,655
6/30/2016	$9,028	$8,646	$8,875
7/31/2016	$9,504	$9,081	$9,254
8/31/2016	$9,686	$9,307	$9,425
9/30/2016	$9,759	$9,426	$9,549
10/31/2016	$9,577	$9,449	$9,407
11/30/2016	$8,663	$9,014	$8,969
12/31/2016	$8,553	$9,034	$8,954
1/31/2017	$8,882	$9,528	$9,373
2/28/2017	$9,175	$9,820	$9,861
3/31/2017	$9,394	$10,068	$10,120
4/30/2017	$9,832	$10,288	$10,234
5/31/2017	$10,198	$10,592	$10,305
6/30/2017	$10,235	$10,699	$10,386
7/31/2017	$10,819	$11,337	$10,757
8/31/2017	$11,002	$11,590	$10,966
9/30/2017	$10,966	$11,544	$10,971
10/31/2017	$11,075	$11,948	$11,356
11/30/2017	$11,404	$11,972	$11,556
12/31/2017	$11,806	$12,402	$11,984
1/31/2018	$12,099	$13,436	$12,678
2/28/2018	$11,660	$12,816	$12,158
3/31/2018	$11,843	$12,578	$12,004
4/30/2018	$11,550	$12,522	$11,990
5/31/2018	$11,368	$12,078	$11,741
6/30/2018	$11,002	$11,576	$10,971
7/31/2018	$11,002	$11,831	$11,105
8/31/2018	$10,637	$11,511	$10,871
9/30/2018	$10,198	$11,450	$10,510
10/31/2018	$8,919	$10,453	$9,401
11/30/2018	$9,613	$10,883	$9,915
12/31/2018	$9,576	$10,595	$9,756
1/31/2019	$9,947	$11,523	$10,281
2/28/2019	$10,236	$11,549	$10,414
3/31/2019	$10,607	$11,646	$10,513
4/30/2019	$10,814	$11,891	$10,535
5/31/2019	$10,401	$11,028	$10,017
6/30/2019	$10,855	$11,716	$10,410
7/31/2019	$10,855	$11,573	$10,255
8/31/2019	$10,607	$11,009	$9,741
9/30/2019	$10,938	$11,219	$9,933
10/31/2019	$11,763	$11,692	$10,312
11/30/2019	$11,722	$11,676	$10,252
12/31/2019	$12,231	$12,547	$10,878
1/31/2020	$12,625	$11,962	$10,444
2/29/2020	$11,969	$11,331	$9,707
3/31/2020	$9,348	$9,586	$7,466
4/30/2020	$10,440	$10,464	$8,506
5/31/2020	$11,401	$10,544	$8,708
6/30/2020	$12,275	$11,319	$9,492
7/31/2020	$13,149	$12,331	$10,369
8/31/2020	$13,280	$12,603	$10,794
9/30/2020	$13,280	$12,401	$10,617
10/31/2020	$13,586	$12,657	$10,559
11/30/2020	$14,809	$13,827	$12,046
12/31/2020	$16,245	$14,844	$12,976
1/31/2021	$16,386	$15,299	$12,987
2/28/2021	$16,947	$15,416	$13,760
3/31/2021	$16,807	$15,183	$13,971
4/30/2021	$17,415	$15,561	$14,814
5/31/2021	$18,211	$15,922	$15,188
6/30/2021	$19,007	$15,949	$15,543
7/31/2021	$19,288	$14,876	$15,339
8/31/2021	$20,318	$15,265	$15,516
9/30/2021	$19,990	$14,659	$15,208
10/31/2021	$20,693	$14,803	$15,235
11/30/2021	$20,599	$14,200	$14,788
12/31/2021	$21,154	$14,467	$15,409
1/31/2022	$19,163	$14,193	$14,728
2/28/2022	$17,371	$13,769	$14,360
3/31/2022	$17,322	$13,458	$14,742
4/30/2022	$15,430	$12,709	$14,002
5/31/2022	$14,883	$12,765	$13,773
6/30/2022	$13,240	$11,917	$12,322
7/31/2022	$13,987	$11,887	$12,663
8/31/2022	$14,037	$11,937	$12,976
9/30/2022	$12,444	$10,538	$11,675
10/31/2022	$12,493	$10,210	$11,667
11/30/2022	$13,937	$11,725	$12,764
12/31/2022	$12,992	$11,560	$12,632
1/31/2023	$13,967	$12,473	$13,381
2/28/2023	$13,916	$11,664	$12,999
3/31/2023	$13,967	$12,017	$13,121
4/30/2023	$13,762	$11,881	$13,208
5/31/2023	$14,070	$11,682	$13,355
6/30/2023	$14,429	$12,125	$13,959
7/31/2023	$14,429	$12,880	$14,870
8/31/2023	$14,224	$12,087	$14,669
9/30/2023	$14,019	$11,770	$14,368
10/31/2023	$13,094	$11,313	$13,673
11/30/2023	$14,789	$12,219	$14,991
12/31/2023	$15,764	$12,696	$15,654
1/31/2024	$15,046	$12,107	$15,383
2/29/2024	$15,559	$12,683	$15,806
3/31/2024	$15,302	$12,997	$15,818
4/30/2024	$15,302	$13,055	$16,131
5/31/2024	$15,662	$13,129	$16,237
6/30/2024	$16,124	$13,647	$16,756
7/31/2024	$15,919	$13,687	$16,748
8/31/2024	$16,535	$13,908	$17,046
9/30/2024	$17,048	$14,837	$17,674

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Emerging Markets Small Cap Fund
Total Net Assets	$354,713,613
# of Portfolio Holdings	50
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$5,551,544
Fund	1 Year	5 Years	10 Years
Institutional Class	21.61%	9.28%	5.48%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index	23.01%	12.22%	5.86%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	7.1%
Trent Ltd.	6.8%
Globant SA	5.4%
Cholamandalam Financial Holdings Ltd.	5.3%
Silergy Corp.	4.4%
Persistent Systems Ltd.	4.2%
AU Small Finance Bank Ltd.	4.1%
Baltic Classifieds Group PLC	3.9%
ASPEED Technology, Inc.	3.7%
Elgi Equipments Ltd.	3.2%

Top 10 Industries (%)

Industry	Value
IT Consulting & Other Services	11.3%
Semiconductors	11.0%
Consumer Finance	7.6%
Electrical Components & Equipment	7.1%
Apparel Retail	6.8%
Interactive Media & Services	5.2%
Industrial Machinery & Supplies & Components	4.4%
Regional Banks	4.1%
Health Care Services	3.7%
Drug Retail	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Emerging Markets Small Cap Fund

Investor Class  WAEMX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	1.96%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, enthusiasm about the strength of India’s economy played a role in driving emerging-market indexes higher. A growing consensus that central banks were nearing or reaching the end of their tightening cycles also created a favorable backdrop for financial markets.

While the Fund had a significant gain during the period, it modestly underperformed the benchmark MSCI Emerging Markets Small Cap Index. The Fund’s return came in part from a number of Indian companies that demonstrated strong fundamentals, which were well received by the market. Stock selection in India was a bright spot for relative performance as well. Overweight positioning in Mexico was the Fund’s biggest source of underperformance. In the latter half of the period, stocks in Mexico sold off broadly as investors reacted to the Morena Party’s resounding victory in national elections. Investors were concerned the winning party could use its mandate to brush aside some checks on presidential power. Among sectors, stock selection in the financials sector weighed on relative results, while stock selection in the consumer-discretionary sector contributed.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Emerging Markets Index	MSCI Emerging Markets Small Cap Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$9,964	$10,118	$9,824
11/30/2014	$9,964	$10,011	$9,673
12/31/2014	$9,758	$9,550	$9,398
1/31/2015	$9,794	$9,607	$9,533
2/28/2015	$9,904	$9,904	$9,748
3/31/2015	$9,794	$9,763	$9,735
4/30/2015	$10,270	$10,514	$10,617
5/31/2015	$10,343	$10,093	$10,661
6/30/2015	$10,050	$9,831	$10,173
7/31/2015	$9,721	$9,150	$9,383
8/31/2015	$8,881	$8,322	$8,477
9/30/2015	$8,735	$8,072	$8,477
10/31/2015	$9,137	$8,647	$8,978
11/30/2015	$8,917	$8,310	$8,747
12/31/2015	$8,846	$8,125	$8,754
1/31/2016	$8,444	$7,598	$8,065
2/29/2016	$8,151	$7,585	$8,036
3/31/2016	$8,846	$8,589	$8,839
4/30/2016	$8,955	$8,636	$8,971
5/31/2016	$8,846	$8,314	$8,655
6/30/2016	$9,028	$8,646	$8,875
7/31/2016	$9,504	$9,081	$9,254
8/31/2016	$9,686	$9,307	$9,425
9/30/2016	$9,759	$9,426	$9,549
10/31/2016	$9,577	$9,449	$9,407
11/30/2016	$8,663	$9,014	$8,969
12/31/2016	$8,517	$9,034	$8,954
1/31/2017	$8,882	$9,528	$9,373
2/28/2017	$9,175	$9,820	$9,861
3/31/2017	$9,394	$10,068	$10,120
4/30/2017	$9,832	$10,288	$10,234
5/31/2017	$10,198	$10,592	$10,305
6/30/2017	$10,235	$10,699	$10,386
7/31/2017	$10,819	$11,337	$10,757
8/31/2017	$10,966	$11,590	$10,966
9/30/2017	$10,929	$11,544	$10,971
10/31/2017	$11,039	$11,948	$11,356
11/30/2017	$11,368	$11,972	$11,556
12/31/2017	$11,770	$12,402	$11,984
1/31/2018	$12,062	$13,436	$12,678
2/28/2018	$11,587	$12,816	$12,158
3/31/2018	$11,806	$12,578	$12,004
4/30/2018	$11,514	$12,522	$11,990
5/31/2018	$11,331	$12,078	$11,741
6/30/2018	$10,966	$11,576	$10,971
7/31/2018	$10,929	$11,831	$11,105
8/31/2018	$10,600	$11,511	$10,871
9/30/2018	$10,161	$11,450	$10,510
10/31/2018	$8,882	$10,453	$9,401
11/30/2018	$9,577	$10,883	$9,915
12/31/2018	$9,539	$10,595	$9,756
1/31/2019	$9,911	$11,523	$10,281
2/28/2019	$10,200	$11,549	$10,414
3/31/2019	$10,530	$11,646	$10,513
4/30/2019	$10,778	$11,891	$10,535
5/31/2019	$10,365	$11,028	$10,017
6/30/2019	$10,819	$11,716	$10,410
7/31/2019	$10,778	$11,573	$10,255
8/31/2019	$10,530	$11,009	$9,741
9/30/2019	$10,902	$11,219	$9,933
10/31/2019	$11,728	$11,692	$10,312
11/30/2019	$11,645	$11,676	$10,252
12/31/2019	$12,155	$12,547	$10,878
1/31/2020	$12,549	$11,962	$10,444
2/29/2020	$11,893	$11,331	$9,707
3/31/2020	$9,269	$9,586	$7,466
4/30/2020	$10,362	$10,464	$8,506
5/31/2020	$11,324	$10,544	$8,708
6/30/2020	$12,199	$11,319	$9,492
7/31/2020	$13,073	$12,331	$10,369
8/31/2020	$13,161	$12,603	$10,794
9/30/2020	$13,204	$12,401	$10,617
10/31/2020	$13,510	$12,657	$10,559
11/30/2020	$14,691	$13,827	$12,046
12/31/2020	$16,132	$14,844	$12,976
1/31/2021	$16,273	$15,299	$12,987
2/28/2021	$16,835	$15,416	$13,760
3/31/2021	$16,648	$15,183	$13,971
4/30/2021	$17,257	$15,561	$14,814
5/31/2021	$18,055	$15,922	$15,188
6/30/2021	$18,852	$15,949	$15,543
7/31/2021	$19,133	$14,876	$15,339
8/31/2021	$20,165	$15,265	$15,516
9/30/2021	$19,837	$14,659	$15,208
10/31/2021	$20,540	$14,803	$15,235
11/30/2021	$20,446	$14,200	$14,788
12/31/2021	$20,987	$14,467	$15,409
1/31/2022	$18,993	$14,193	$14,728
2/28/2022	$17,199	$13,769	$14,360
3/31/2022	$17,149	$13,458	$14,742
4/30/2022	$15,255	$12,709	$14,002
5/31/2022	$14,756	$12,765	$13,773
6/30/2022	$13,111	$11,917	$12,322
7/31/2022	$13,859	$11,887	$12,663
8/31/2022	$13,909	$11,937	$12,976
9/30/2022	$12,313	$10,538	$11,675
10/31/2022	$12,363	$10,210	$11,667
11/30/2022	$13,809	$11,725	$12,764
12/31/2022	$12,862	$11,560	$12,632
1/31/2023	$13,839	$12,473	$13,381
2/28/2023	$13,788	$11,664	$12,999
3/31/2023	$13,839	$12,017	$13,121
4/30/2023	$13,582	$11,881	$13,208
5/31/2023	$13,942	$11,682	$13,355
6/30/2023	$14,302	$12,125	$13,959
7/31/2023	$14,251	$12,880	$14,870
8/31/2023	$14,045	$12,087	$14,669
9/30/2023	$13,839	$11,770	$14,368
10/31/2023	$12,965	$11,313	$13,673
11/30/2023	$14,611	$12,219	$14,991
12/31/2023	$15,589	$12,696	$15,654
1/31/2024	$14,868	$12,107	$15,383
2/29/2024	$15,331	$12,683	$15,806
3/31/2024	$15,125	$12,997	$15,818
4/30/2024	$15,125	$13,055	$16,131
5/31/2024	$15,486	$13,129	$16,237
6/30/2024	$15,949	$13,647	$16,756
7/31/2024	$15,691	$13,687	$16,748
8/31/2024	$16,360	$13,908	$17,046
9/30/2024	$16,823	$14,837	$17,674

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Emerging Markets Small Cap Fund
Total Net Assets	$354,713,613
# of Portfolio Holdings	50
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$5,551,544
Fund	1 Year	5 Years	10 Years
Investor Class	21.56%	9.06%	5.34%
MSCI Emerging Markets Index	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index	23.01%	12.22%	5.86%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	7.1%
Trent Ltd.	6.8%
Globant SA	5.4%
Cholamandalam Financial Holdings Ltd.	5.3%
Silergy Corp.	4.4%
Persistent Systems Ltd.	4.2%
AU Small Finance Bank Ltd.	4.1%
Baltic Classifieds Group PLC	3.9%
ASPEED Technology, Inc.	3.7%
Elgi Equipments Ltd.	3.2%

Top 10 Industries (%)

Industry	Value
IT Consulting & Other Services	11.3%
Semiconductors	11.0%
Consumer Finance	7.6%
Electrical Components & Equipment	7.1%
Apparel Retail	6.8%
Interactive Media & Services	5.2%
Industrial Machinery & Supplies & Components	4.4%
Regional Banks	4.1%
Health Care Services	3.7%
Drug Retail	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Frontier Emerging Small Countries Fund

Institutional Class  WIFMX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$227	1.96%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, a growing consensus that central banks were nearing or reaching the end of their monetary tightening cycles created a favorable backdrop for financial markets. In that environment, investors stepped out on the risk spectrum and embraced stocks in frontier and emerging markets, driving these markets higher.

The Fund outperformed the benchmark MSCI Frontier Emerging Markets Index. Many of our companies produced strong fundamentals during the year, and their stock prices were up significantly as investors began to appreciate the strong earnings growth these companies produced. Stock selection in Vietnam was a large driver of outperformance relative to the benchmark. While we were generally pleased with the Fund’s performance relative to the benchmark, our underweight to Peru detracted from relative results. Peru was one of the top-performing components within the benchmark during the period. We have a small weight in Peru because we’ve found what we believe are better growth opportunities elsewhere.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Frontier Emerging Markets Index	MSCI Frontier Markets Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$9,819	$9,672	$9,558
11/30/2014	$9,608	$9,288	$9,121
12/31/2014	$9,526	$8,958	$8,754
1/31/2015	$9,311	$8,796	$8,397
2/28/2015	$9,372	$8,910	$8,643
3/31/2015	$9,096	$8,742	$8,482
4/30/2015	$9,311	$9,074	$8,800
5/31/2015	$9,127	$8,682	$8,486
6/30/2015	$9,157	$8,638	$8,478
7/31/2015	$9,065	$8,311	$8,229
8/31/2015	$8,635	$7,677	$7,757
9/30/2015	$8,512	$7,518	$7,581
10/31/2015	$8,573	$7,793	$7,859
11/30/2015	$8,328	$7,308	$7,511
12/31/2015	$8,373	$7,319	$7,488
1/31/2016	$7,911	$6,900	$6,976
2/29/2016	$7,942	$7,101	$7,220
3/31/2016	$8,188	$7,687	$7,418
4/30/2016	$8,281	$7,895	$7,644
5/31/2016	$8,188	$7,880	$7,721
6/30/2016	$8,065	$7,967	$7,453
7/31/2016	$8,127	$8,111	$7,545
8/31/2016	$8,127	$8,069	$7,459
9/30/2016	$8,127	$8,029	$7,650
10/31/2016	$7,973	$7,960	$7,620
11/30/2016	$7,542	$7,490	$7,484
12/31/2016	$7,449	$7,685	$7,688
1/31/2017	$7,542	$8,152	$8,200
2/28/2017	$7,542	$8,103	$8,170
3/31/2017	$7,726	$8,254	$8,371
4/30/2017	$8,004	$8,394	$8,469
5/31/2017	$8,342	$8,745	$8,831
6/30/2017	$8,342	$8,732	$8,885
7/31/2017	$8,281	$8,931	$9,072
8/31/2017	$8,373	$9,102	$9,406
9/30/2017	$8,496	$9,276	$9,599
10/31/2017	$8,619	$9,288	$9,716
11/30/2017	$8,896	$9,394	$9,829
12/31/2017	$9,050	$9,744	$10,137
1/31/2018	$9,450	$10,199	$10,718
2/28/2018	$9,173	$9,907	$10,558
3/31/2018	$9,204	$9,899	$10,654
4/30/2018	$9,050	$9,824	$10,318
5/31/2018	$8,219	$9,099	$9,367
6/30/2018	$7,942	$8,807	$9,035
7/31/2018	$8,188	$9,116	$9,367
8/31/2018	$7,911	$8,821	$8,862
9/30/2018	$7,788	$8,667	$8,857
10/31/2018	$7,296	$8,319	$8,544
11/30/2018	$7,542	$8,450	$8,729
12/31/2018	$7,357	$8,321	$8,473
1/31/2019	$8,157	$8,910	$8,876
2/28/2019	$8,188	$8,958	$8,947
3/31/2019	$8,096	$9,107	$9,056
4/30/2019	$8,435	$9,144	$9,071
5/31/2019	$8,250	$9,096	$9,267
6/30/2019	$8,773	$9,537	$9,480
7/31/2019	$8,835	$9,571	$9,718
8/31/2019	$8,527	$8,979	$9,563
9/30/2019	$8,496	$8,894	$9,376
10/31/2019	$8,865	$9,126	$9,453
11/30/2019	$8,958	$9,079	$9,582
12/31/2019	$9,327	$9,494	$9,998
1/31/2020	$9,450	$9,190	$9,992
2/29/2020	$8,835	$8,580	$9,404
3/31/2020	$6,434	$6,498	$7,339
4/30/2020	$7,203	$7,019	$7,834
5/31/2020	$8,004	$7,297	$8,282
6/30/2020	$8,650	$7,542	$8,421
7/31/2020	$9,204	$7,540	$8,363
8/31/2020	$9,573	$7,960	$9,052
9/30/2020	$9,389	$7,870	$9,119
10/31/2020	$9,635	$8,041	$9,215
11/30/2020	$11,051	$8,629	$9,592
12/31/2020	$12,005	$9,241	$10,140
1/31/2021	$11,913	$8,817	$10,179
2/28/2021	$12,498	$8,989	$10,192
3/31/2021	$12,190	$8,679	$10,222
4/30/2021	$12,467	$8,863	$10,922
5/31/2021	$12,806	$9,225	$11,360
6/30/2021	$13,329	$9,303	$11,663
7/31/2021	$13,298	$8,947	$11,626
8/31/2021	$14,160	$9,564	$11,915
9/30/2021	$13,729	$9,454	$12,056
10/31/2021	$14,099	$9,949	$12,540
11/30/2021	$12,960	$9,571	$11,962
12/31/2021	$13,076	$9,638	$12,141
1/31/2022	$11,585	$9,711	$11,713
2/28/2022	$10,622	$9,587	$11,198
3/31/2022	$10,747	$9,685	$11,182
4/30/2022	$9,473	$9,059	$10,879
5/31/2022	$9,038	$8,886	$10,186
6/30/2022	$7,920	$7,912	$9,642
7/31/2022	$8,355	$8,032	$9,762
8/31/2022	$8,417	$8,127	$9,938
9/30/2022	$7,703	$7,224	$9,018
10/31/2022	$7,827	$7,381	$8,629
11/30/2022	$8,013	$8,035	$9,077
12/31/2022	$7,734	$7,886	$8,943
1/31/2023	$8,666	$8,272	$9,346
2/28/2023	$8,604	$7,952	$9,114
3/31/2023	$8,728	$8,074	$9,220
4/30/2023	$8,697	$8,159	$9,267
5/31/2023	$8,821	$7,956	$9,207
6/30/2023	$9,132	$8,236	$9,416
7/31/2023	$9,473	$8,762	$10,072
8/31/2023	$9,256	$8,381	$9,981
9/30/2023	$9,038	$8,207	$9,602
10/31/2023	$8,604	$7,778	$9,045
11/30/2023	$9,411	$8,368	$9,688
12/31/2023	$9,939	$8,819	$9,983
1/31/2024	$9,877	$8,943	$10,083
2/29/2024	$10,374	$9,079	$10,089
3/31/2024	$10,467	$9,311	$10,507
4/30/2024	$10,374	$9,022	$10,194
5/31/2024	$10,747	$9,197	$10,577
6/30/2024	$10,902	$9,116	$10,576
7/31/2024	$10,902	$9,337	$10,772
8/31/2024	$11,710	$9,651	$10,987
9/30/2024	$11,896	$9,876	$11,052

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Frontier Emerging Small Countries Fund
Total Net Assets	$39,598,873
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$514,673
Fund	1 Year	5 Years	10 Years
Institutional Class	31.62%	6.96%	1.75%
MSCI Frontier Emerging Markets Index	20.34%	2.12%	(0.13%)
MSCI Frontier Markets Index	15.09%	3.34%	1.01%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
FPT Corp.	10.1%
MercadoLibre, Inc.	8.7%
Bajaj Finance Ltd.	8.6%
NU Holdings Ltd. A	6.3%
Cholamandalam Investment & Finance Co. Ltd.	5.0%
DCVFMVN Diamond ETF	4.7%
Bank for Foreign Trade of Vietnam JSC	4.6%
Globant SA	4.5%
Philippine Seven Corp.	4.4%
Baltic Classifieds Group PLC	4.0%

Top 10 Industries (%)

Industry	Value
Consumer Finance	16.9%
Diversified Banks	16.6%
IT Consulting & Other Services	15.9%
Broadline Retail	8.7%
Asset Management & Custody Banks	5.4%
Food Retail	4.7%
Interactive Media & Services	4.0%
Life & Health Insurance	3.6%
Health Care Facilities	3.5%
Interactive Home Entertainment	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.3%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Frontier Emerging Small Countries Fund

Investor Class  WAFMX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$250	2.16%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, a growing consensus that central banks were nearing or reaching the end of their monetary tightening cycles created a favorable backdrop for financial markets. In that environment, investors stepped out on the risk spectrum and embraced stocks in frontier and emerging markets, driving these markets higher.

The Fund outperformed the benchmark MSCI Frontier Emerging Markets Index. Many of our companies produced strong fundamentals during the year, and their stock prices were up significantly as investors began to appreciate the strong earnings growth these companies produced. Stock selection in Vietnam was a large driver of outperformance relative to the benchmark. While we were generally pleased with the Fund’s performance relative to the benchmark, our underweight to Peru detracted from relative results. Peru was one of the top-performing components within the benchmark during the period. We have a small weight in Peru because we’ve found what we believe are better growth opportunities elsewhere.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Frontier Emerging Markets Index	MSCI Frontier Markets Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$9,819	$9,672	$9,558
11/30/2014	$9,608	$9,288	$9,121
12/31/2014	$9,526	$8,958	$8,754
1/31/2015	$9,311	$8,796	$8,397
2/28/2015	$9,372	$8,910	$8,643
3/31/2015	$9,096	$8,742	$8,482
4/30/2015	$9,311	$9,074	$8,800
5/31/2015	$9,127	$8,682	$8,486
6/30/2015	$9,157	$8,638	$8,478
7/31/2015	$9,065	$8,311	$8,229
8/31/2015	$8,635	$7,677	$7,757
9/30/2015	$8,512	$7,518	$7,581
10/31/2015	$8,573	$7,793	$7,859
11/30/2015	$8,328	$7,308	$7,511
12/31/2015	$8,373	$7,319	$7,488
1/31/2016	$7,911	$6,900	$6,976
2/29/2016	$7,911	$7,101	$7,220
3/31/2016	$8,157	$7,687	$7,418
4/30/2016	$8,250	$7,895	$7,644
5/31/2016	$8,157	$7,880	$7,721
6/30/2016	$8,065	$7,967	$7,453
7/31/2016	$8,127	$8,111	$7,545
8/31/2016	$8,127	$8,069	$7,459
9/30/2016	$8,096	$8,029	$7,650
10/31/2016	$7,942	$7,960	$7,620
11/30/2016	$7,511	$7,490	$7,484
12/31/2016	$7,419	$7,685	$7,688
1/31/2017	$7,542	$8,152	$8,200
2/28/2017	$7,511	$8,103	$8,170
3/31/2017	$7,696	$8,254	$8,371
4/30/2017	$7,973	$8,394	$8,469
5/31/2017	$8,311	$8,745	$8,831
6/30/2017	$8,311	$8,732	$8,885
7/31/2017	$8,219	$8,931	$9,072
8/31/2017	$8,311	$9,102	$9,406
9/30/2017	$8,465	$9,276	$9,599
10/31/2017	$8,588	$9,288	$9,716
11/30/2017	$8,835	$9,394	$9,829
12/31/2017	$8,989	$9,744	$10,137
1/31/2018	$9,389	$10,199	$10,718
2/28/2018	$9,112	$9,907	$10,558
3/31/2018	$9,143	$9,899	$10,654
4/30/2018	$8,989	$9,824	$10,318
5/31/2018	$8,188	$9,099	$9,367
6/30/2018	$7,880	$8,807	$9,035
7/31/2018	$8,127	$9,116	$9,367
8/31/2018	$7,850	$8,821	$8,862
9/30/2018	$7,726	$8,667	$8,857
10/31/2018	$7,234	$8,319	$8,544
11/30/2018	$7,511	$8,450	$8,729
12/31/2018	$7,326	$8,321	$8,473
1/31/2019	$8,096	$8,910	$8,876
2/28/2019	$8,127	$8,958	$8,947
3/31/2019	$8,034	$9,107	$9,056
4/30/2019	$8,373	$9,144	$9,071
5/31/2019	$8,188	$9,096	$9,267
6/30/2019	$8,712	$9,537	$9,480
7/31/2019	$8,773	$9,571	$9,718
8/31/2019	$8,435	$8,979	$9,563
9/30/2019	$8,435	$8,894	$9,376
10/31/2019	$8,804	$9,126	$9,453
11/30/2019	$8,896	$9,079	$9,582
12/31/2019	$9,266	$9,494	$9,998
1/31/2020	$9,358	$9,190	$9,992
2/29/2020	$8,773	$8,580	$9,404
3/31/2020	$6,372	$6,498	$7,339
4/30/2020	$7,142	$7,019	$7,834
5/31/2020	$7,942	$7,297	$8,282
6/30/2020	$8,558	$7,542	$8,421
7/31/2020	$9,112	$7,540	$8,363
8/31/2020	$9,450	$7,960	$9,052
9/30/2020	$9,266	$7,870	$9,119
10/31/2020	$9,512	$8,041	$9,215
11/30/2020	$10,928	$8,629	$9,592
12/31/2020	$11,882	$9,241	$10,140
1/31/2021	$11,790	$8,817	$10,179
2/28/2021	$12,344	$8,989	$10,192
3/31/2021	$12,067	$8,679	$10,222
4/30/2021	$12,313	$8,863	$10,922
5/31/2021	$12,652	$9,225	$11,360
6/30/2021	$13,175	$9,303	$11,663
7/31/2021	$13,144	$8,947	$11,626
8/31/2021	$14,006	$9,564	$11,915
9/30/2021	$13,544	$9,454	$12,056
10/31/2021	$13,945	$9,949	$12,540
11/30/2021	$12,806	$9,571	$11,962
12/31/2021	$12,904	$9,638	$12,141
1/31/2022	$11,415	$9,711	$11,713
2/28/2022	$10,484	$9,587	$11,198
3/31/2022	$10,577	$9,685	$11,182
4/30/2022	$9,337	$9,059	$10,879
5/31/2022	$8,902	$8,886	$10,186
6/30/2022	$7,817	$7,912	$9,642
7/31/2022	$8,251	$8,032	$9,762
8/31/2022	$8,313	$8,127	$9,938
9/30/2022	$7,600	$7,224	$9,018
10/31/2022	$7,693	$7,381	$8,629
11/30/2022	$7,848	$8,035	$9,077
12/31/2022	$7,600	$7,886	$8,943
1/31/2023	$8,499	$8,272	$9,346
2/28/2023	$8,437	$7,952	$9,114
3/31/2023	$8,561	$8,074	$9,220
4/30/2023	$8,530	$8,159	$9,267
5/31/2023	$8,654	$7,956	$9,207
6/30/2023	$8,965	$8,236	$9,416
7/31/2023	$9,275	$8,762	$10,072
8/31/2023	$9,089	$8,381	$9,981
9/30/2023	$8,871	$8,207	$9,602
10/31/2023	$8,437	$7,778	$9,045
11/30/2023	$9,244	$8,368	$9,688
12/31/2023	$9,740	$8,819	$9,983
1/31/2024	$9,678	$8,943	$10,083
2/29/2024	$10,174	$9,079	$10,089
3/31/2024	$10,267	$9,311	$10,507
4/30/2024	$10,143	$9,022	$10,194
5/31/2024	$10,515	$9,197	$10,577
6/30/2024	$10,671	$9,116	$10,576
7/31/2024	$10,671	$9,337	$10,772
8/31/2024	$11,446	$9,651	$10,987
9/30/2024	$11,632	$9,876	$11,052

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Frontier Emerging Small Countries Fund
Total Net Assets	$39,598,873
# of Portfolio Holdings	38
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$514,673
Fund	1 Year	5 Years	10 Years
Investor Class	31.12%	6.64%	1.52%
MSCI Frontier Emerging Markets Index	20.34%	2.12%	(0.13%)
MSCI Frontier Markets Index	15.09%	3.34%	1.01%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
FPT Corp.	10.1%
MercadoLibre, Inc.	8.7%
Bajaj Finance Ltd.	8.6%
NU Holdings Ltd. A	6.3%
Cholamandalam Investment & Finance Co. Ltd.	5.0%
DCVFMVN Diamond ETF	4.7%
Bank for Foreign Trade of Vietnam JSC	4.6%
Globant SA	4.5%
Philippine Seven Corp.	4.4%
Baltic Classifieds Group PLC	4.0%

Top 10 Industries (%)

Industry	Value
Consumer Finance	16.9%
Diversified Banks	16.6%
IT Consulting & Other Services	15.9%
Broadline Retail	8.7%
Asset Management & Custody Banks	5.4%
Food Retail	4.7%
Interactive Media & Services	4.0%
Life & Health Insurance	3.6%
Health Care Facilities	3.5%
Interactive Home Entertainment	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.3%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Global Opportunities Fund

Institutional Class  WIGOX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$154	1.35%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the period was marked by some uncertainty about geopolitical tensions, elections in several key countries and mixed economic data. But the period overall was buoyed by an increasingly optimistic view that the U.S. Federal Reserve (Fed) and other central banks were at or near the end of their monetary tightening cycles. In September, the Fed followed through on investor expectations, lowering its benchmark interest rate for the first time since 2020. Late in the period, China’s government announced a series of stimulus measures to revive its struggling economy, and those measures were well received by the market.

In this environment, the Fund outperformed the benchmark MSCI AC (All Country) World Small Cap Index. Among the Fund’s high-quality, high-conviction companies, its holdings in the U.S.—its largest portfolio weight—contributed the most to performance relative to the benchmark, followed by Israel and Taiwan. On the other end of the spectrum, the Fund’s holdings in the United Kingdom and India were notably weaker than those of the benchmark and detracted from performance.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI AC World Index	MSCI AC World Small Cap Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,280	$10,070	$10,133
11/30/2014	$10,304	$10,239	$10,157
12/31/2014	$10,160	$10,041	$10,178
1/31/2015	$10,160	$9,884	$10,028
2/28/2015	$10,708	$10,435	$10,605
3/31/2015	$10,571	$10,273	$10,622
4/30/2015	$10,352	$10,571	$10,808
5/31/2015	$10,379	$10,557	$10,952
6/30/2015	$10,735	$10,309	$10,807
7/31/2015	$10,762	$10,398	$10,673
8/31/2015	$9,968	$9,685	$10,059
9/30/2015	$9,612	$9,334	$9,672
10/31/2015	$10,160	$10,067	$10,228
11/30/2015	$10,461	$9,984	$10,305
12/31/2015	$10,497	$9,804	$10,072
1/31/2016	$9,503	$9,213	$9,288
2/29/2016	$9,223	$9,149	$9,342
3/31/2016	$9,938	$9,827	$10,143
4/30/2016	$9,969	$9,972	$10,372
5/31/2016	$10,217	$9,985	$10,445
6/30/2016	$10,093	$9,924	$10,296
7/31/2016	$10,714	$10,352	$10,850
8/31/2016	$10,683	$10,387	$10,885
9/30/2016	$10,931	$10,451	$11,046
10/31/2016	$10,497	$10,273	$10,666
11/30/2016	$10,217	$10,351	$11,006
12/31/2016	$10,028	$10,575	$11,240
1/31/2017	$10,674	$10,864	$11,525
2/28/2017	$10,878	$11,169	$11,807
3/31/2017	$11,218	$11,305	$11,918
4/30/2017	$11,660	$11,482	$12,146
5/31/2017	$12,000	$11,735	$12,224
6/30/2017	$12,204	$11,789	$12,404
7/31/2017	$12,476	$12,118	$12,703
8/31/2017	$12,340	$12,164	$12,723
9/30/2017	$12,782	$12,399	$13,169
10/31/2017	$12,986	$12,657	$13,390
11/30/2017	$13,631	$12,902	$13,676
12/31/2017	$13,849	$13,110	$13,916
1/31/2018	$14,603	$13,850	$14,444
2/28/2018	$14,453	$13,268	$13,864
3/31/2018	$14,679	$12,984	$13,850
4/30/2018	$14,377	$13,108	$13,961
5/31/2018	$14,792	$13,124	$14,257
6/30/2018	$14,905	$13,053	$14,119
7/31/2018	$15,207	$13,447	$14,290
8/31/2018	$15,849	$13,552	$14,545
9/30/2018	$15,471	$13,611	$14,311
10/31/2018	$13,660	$12,591	$12,885
11/30/2018	$14,339	$12,776	$13,023
12/31/2018	$12,899	$11,876	$11,913
1/31/2019	$14,068	$12,813	$13,079
2/28/2019	$14,967	$13,156	$13,538
3/31/2019	$15,056	$13,322	$13,474
4/30/2019	$15,955	$13,771	$13,856
5/31/2019	$15,461	$12,954	$12,972
6/30/2019	$16,225	$13,803	$13,701
7/31/2019	$16,180	$13,843	$13,751
8/31/2019	$15,686	$13,515	$13,260
9/30/2019	$15,641	$13,799	$13,531
10/31/2019	$16,000	$14,177	$13,919
11/30/2019	$16,764	$14,523	$14,316
12/31/2019	$17,199	$15,034	$14,850
1/31/2020	$17,297	$14,868	$14,419
2/29/2020	$16,075	$13,667	$13,125
3/31/2020	$12,802	$11,822	$10,366
4/30/2020	$14,854	$13,089	$11,764
5/31/2020	$16,760	$13,658	$12,539
6/30/2020	$17,346	$14,094	$12,942
7/31/2020	$18,274	$14,840	$13,521
8/31/2020	$19,251	$15,748	$14,268
9/30/2020	$19,251	$15,240	$13,967
10/31/2020	$19,984	$14,870	$13,956
11/30/2020	$22,672	$16,703	$16,083
12/31/2020	$24,518	$17,478	$17,274
1/31/2021	$24,518	$17,399	$17,592
2/28/2021	$25,665	$17,802	$18,490
3/31/2021	$25,116	$18,277	$18,868
4/30/2021	$26,462	$19,076	$19,646
5/31/2021	$26,562	$19,373	$19,850
6/30/2021	$27,608	$19,628	$19,940
7/31/2021	$28,106	$19,764	$19,790
8/31/2021	$29,452	$20,258	$20,241
9/30/2021	$29,302	$19,421	$19,638
10/31/2021	$30,548	$20,413	$20,268
11/30/2021	$29,552	$19,921	$19,328
12/31/2021	$29,768	$20,718	$20,055
1/31/2022	$25,554	$19,701	$18,613
2/28/2022	$24,960	$19,192	$18,592
3/31/2022	$24,960	$19,607	$18,802
4/30/2022	$22,150	$18,038	$17,398
5/31/2022	$21,178	$18,059	$17,331
6/30/2022	$19,233	$16,537	$15,589
7/31/2022	$21,070	$17,692	$16,887
8/31/2022	$20,584	$17,040	$16,451
9/30/2022	$18,477	$15,409	$14,767
10/31/2022	$19,233	$16,339	$15,805
11/30/2022	$20,692	$17,606	$16,838
12/31/2022	$19,378	$16,913	$16,311
1/31/2023	$21,586	$18,126	$17,753
2/28/2023	$21,034	$17,606	$17,374
3/31/2023	$20,648	$18,149	$17,003
4/30/2023	$20,537	$18,410	$17,002
5/31/2023	$20,537	$18,213	$16,615
6/30/2023	$22,193	$19,270	$17,619
7/31/2023	$22,580	$19,976	$18,522
8/31/2023	$21,973	$19,417	$17,878
9/30/2023	$20,868	$18,615	$17,019
10/31/2023	$19,157	$18,055	$16,006
11/30/2023	$21,917	$19,721	$17,504
12/31/2023	$24,402	$20,669	$19,057
1/31/2024	$23,077	$20,790	$18,557
2/29/2024	$24,347	$21,682	$19,161
3/31/2024	$24,236	$22,363	$19,802
4/30/2024	$22,525	$21,625	$18,976
5/31/2024	$23,463	$22,503	$19,730
6/30/2024	$24,181	$23,004	$19,493
7/31/2024	$25,009	$23,375	$20,626
8/31/2024	$25,782	$23,969	$20,765
9/30/2024	$26,665	$24,526	$21,208

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Global Opportunities Fund
Total Net Assets	$208,387,646
# of Portfolio Holdings	64
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$2,410,022
Fund	1 Year	5 Years	10 Years
Institutional Class	27.78%	11.26%	10.30%
MSCI AC World Index	31.76%	12.18%	9.39%
MSCI AC World Small Cap Index	24.62%	9.40%	7.81%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	3.7%
HealthEquity, Inc.	3.6%
BayCurrent, Inc.	3.2%
AU Small Finance Bank Ltd.	3.1%
Shift4 Payments, Inc. A	3.0%
Guidewire Software, Inc.	2.9%
Globant SA	2.8%
MonotaRO Co. Ltd.	2.7%
RBC Bearings, Inc.	2.7%
Ensign Group, Inc.	2.6%

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Semiconductors	6.9%
Industrial Machinery & Supplies & Components	5.8%
IT Consulting & Other Services	5.7%
Trading Companies & Distributors	4.6%
Health Care Facilities	4.5%
Regional Banks	4.5%
Transaction & Payment Processing Services	4.4%
Electrical Components & Equipment	3.7%
Managed Health Care	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Global Opportunities Fund

Investor Class  WAGOX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.50%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the period was marked by some uncertainty about geopolitical tensions, elections in several key countries and mixed economic data. But the period overall was buoyed by an increasingly optimistic view that the U.S. Federal Reserve (Fed) and other central banks were at or near the end of their monetary tightening cycles. In September, the Fed followed through on investor expectations, lowering its benchmark interest rate for the first time since 2020. Late in the period, China’s government announced a series of stimulus measures to revive its struggling economy, and those measures were well received by the market.

In this environment, the Fund outperformed the benchmark MSCI AC (All Country) World Small Cap Index. Among the Fund’s high-quality, high-conviction companies, its holdings in the U.S.—its largest portfolio weight—contributed the most to performance relative to the benchmark, followed by Israel and Taiwan. On the other end of the spectrum, the Fund’s holdings in the United Kingdom and India were notably weaker than those of the benchmark and detracted from performance.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI AC World Index	MSCI AC World Small Cap Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,280	$10,070	$10,133
11/30/2014	$10,304	$10,239	$10,157
12/31/2014	$10,160	$10,041	$10,178
1/31/2015	$10,160	$9,884	$10,028
2/28/2015	$10,708	$10,435	$10,605
3/31/2015	$10,571	$10,273	$10,622
4/30/2015	$10,352	$10,571	$10,808
5/31/2015	$10,379	$10,557	$10,952
6/30/2015	$10,735	$10,309	$10,807
7/31/2015	$10,762	$10,398	$10,673
8/31/2015	$9,968	$9,685	$10,059
9/30/2015	$9,612	$9,334	$9,672
10/31/2015	$10,160	$10,067	$10,228
11/30/2015	$10,461	$9,984	$10,305
12/31/2015	$10,497	$9,804	$10,072
1/31/2016	$9,503	$9,213	$9,288
2/29/2016	$9,223	$9,149	$9,342
3/31/2016	$9,938	$9,827	$10,143
4/30/2016	$9,969	$9,972	$10,372
5/31/2016	$10,217	$9,985	$10,445
6/30/2016	$10,093	$9,924	$10,296
7/31/2016	$10,714	$10,352	$10,850
8/31/2016	$10,683	$10,387	$10,885
9/30/2016	$10,931	$10,451	$11,046
10/31/2016	$10,466	$10,273	$10,666
11/30/2016	$10,217	$10,351	$11,006
12/31/2016	$10,035	$10,575	$11,240
1/31/2017	$10,679	$10,864	$11,525
2/28/2017	$10,882	$11,169	$11,807
3/31/2017	$11,221	$11,305	$11,918
4/30/2017	$11,662	$11,482	$12,146
5/31/2017	$11,967	$11,735	$12,224
6/30/2017	$12,171	$11,789	$12,404
7/31/2017	$12,442	$12,118	$12,703
8/31/2017	$12,306	$12,164	$12,723
9/30/2017	$12,747	$12,399	$13,169
10/31/2017	$12,950	$12,657	$13,390
11/30/2017	$13,594	$12,902	$13,676
12/31/2017	$13,811	$13,110	$13,916
1/31/2018	$14,564	$13,850	$14,444
2/28/2018	$14,413	$13,268	$13,864
3/31/2018	$14,639	$12,984	$13,850
4/30/2018	$14,300	$13,108	$13,961
5/31/2018	$14,752	$13,124	$14,257
6/30/2018	$14,865	$13,053	$14,119
7/31/2018	$15,128	$13,447	$14,290
8/31/2018	$15,768	$13,552	$14,545
9/30/2018	$15,392	$13,611	$14,311
10/31/2018	$13,585	$12,591	$12,885
11/30/2018	$14,263	$12,776	$13,023
12/31/2018	$12,827	$11,876	$11,913
1/31/2019	$13,993	$12,813	$13,079
2/28/2019	$14,890	$13,156	$13,538
3/31/2019	$14,979	$13,322	$13,474
4/30/2019	$15,876	$13,771	$13,856
5/31/2019	$15,383	$12,954	$12,972
6/30/2019	$16,145	$13,803	$13,701
7/31/2019	$16,056	$13,843	$13,751
8/31/2019	$15,607	$13,515	$13,260
9/30/2019	$15,518	$13,799	$13,531
10/31/2019	$15,921	$14,177	$13,919
11/30/2019	$16,639	$14,523	$14,316
12/31/2019	$17,069	$15,034	$14,850
1/31/2020	$17,166	$14,868	$14,419
2/29/2020	$15,947	$13,667	$13,125
3/31/2020	$12,729	$11,822	$10,366
4/30/2020	$14,777	$13,089	$11,764
5/31/2020	$16,630	$13,658	$12,539
6/30/2020	$17,215	$14,094	$12,942
7/31/2020	$18,142	$14,840	$13,521
8/31/2020	$19,117	$15,748	$14,268
9/30/2020	$19,117	$15,240	$13,967
10/31/2020	$19,800	$14,870	$13,956
11/30/2020	$22,482	$16,703	$16,083
12/31/2020	$24,276	$17,478	$17,274
1/31/2021	$24,276	$17,399	$17,592
2/28/2021	$25,420	$17,802	$18,490
3/31/2021	$24,922	$18,277	$18,868
4/30/2021	$26,216	$19,076	$19,646
5/31/2021	$26,315	$19,373	$19,850
6/30/2021	$27,360	$19,628	$19,940
7/31/2021	$27,807	$19,764	$19,790
8/31/2021	$29,200	$20,258	$20,241
9/30/2021	$29,001	$19,421	$19,638
10/31/2021	$30,245	$20,413	$20,268
11/30/2021	$29,250	$19,921	$19,328
12/31/2021	$29,496	$20,718	$20,055
1/31/2022	$25,290	$19,701	$18,613
2/28/2022	$24,697	$19,192	$18,592
3/31/2022	$24,697	$19,607	$18,802
4/30/2022	$21,947	$18,038	$17,398
5/31/2022	$20,976	$18,059	$17,331
6/30/2022	$19,035	$16,537	$15,589
7/31/2022	$20,868	$17,692	$16,887
8/31/2022	$20,383	$17,040	$16,451
9/30/2022	$18,280	$15,409	$14,767
10/31/2022	$19,035	$16,339	$15,805
11/30/2022	$20,437	$17,606	$16,838
12/31/2022	$19,180	$16,913	$16,311
1/31/2023	$21,330	$18,126	$17,753
2/28/2023	$20,779	$17,606	$17,374
3/31/2023	$20,393	$18,149	$17,003
4/30/2023	$20,283	$18,410	$17,002
5/31/2023	$20,283	$18,213	$16,615
6/30/2023	$21,936	$19,270	$17,619
7/31/2023	$22,322	$19,976	$18,522
8/31/2023	$21,661	$19,417	$17,878
9/30/2023	$20,613	$18,615	$17,019
10/31/2023	$18,905	$18,055	$16,006
11/30/2023	$21,605	$19,721	$17,504
12/31/2023	$24,086	$20,669	$19,057
1/31/2024	$22,763	$20,790	$18,557
2/29/2024	$24,031	$21,682	$19,161
3/31/2024	$23,920	$22,363	$19,802
4/30/2024	$22,212	$21,625	$18,976
5/31/2024	$23,149	$22,503	$19,730
6/30/2024	$23,865	$23,004	$19,493
7/31/2024	$24,692	$23,375	$20,626
8/31/2024	$25,464	$23,969	$20,765
9/30/2024	$26,290	$24,526	$21,208

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Global Opportunities Fund
Total Net Assets	$208,387,646
# of Portfolio Holdings	64
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$2,410,022
Fund	1 Year	5 Years	10 Years
Investor Class	27.54%	11.12%	10.15%
MSCI AC World Index	31.76%	12.18%	9.39%
MSCI AC World Small Cap Index	24.62%	9.40%	7.81%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Voltronic Power Technology Corp.	3.7%
HealthEquity, Inc.	3.6%
BayCurrent, Inc.	3.2%
AU Small Finance Bank Ltd.	3.1%
Shift4 Payments, Inc. A	3.0%
Guidewire Software, Inc.	2.9%
Globant SA	2.8%
MonotaRO Co. Ltd.	2.7%
RBC Bearings, Inc.	2.7%
Ensign Group, Inc.	2.6%

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Semiconductors	6.9%
Industrial Machinery & Supplies & Components	5.8%
IT Consulting & Other Services	5.7%
Trading Companies & Distributors	4.6%
Health Care Facilities	4.5%
Regional Banks	4.5%
Transaction & Payment Processing Services	4.4%
Electrical Components & Equipment	3.7%
Managed Health Care	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Global Select Fund

Institutional Class  WGGSX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.96%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, global equities experienced large gains. Hopes that many central banks may be at or nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had substantial gains during the period, it underperformed the benchmark MSCI AC (All Country) World Index. Much of the underperformance was due to stock selection in the U.S. While many of the Fund’s U.S. holdings had what we considered solid returns, the Fund’s U.S. component lagged the benchmark’s. Additionally, given the Fund’s concentrated nature, its performance relative to the benchmark can often be attributable to just a few stocks. The Fund’s largest detractors included Five Below. Inc., a U.S. retailer; JMDC, Inc., a Japan-based medical-data provider; and Bajaj Finance Ltd., an Indian financial company. While those stocks negatively impacted performance, we were pleased with the results of other holdings. Top contributors included Amphenol Corp., a U.S. manufacturer of connectors and sensors; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Monolithic Power Systems, Inc., which designs and manufactures power-management solutions, including power-conversion devices.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI AC World Index	MSCI AC World Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000
10/31/2019	$10,360	$10,274	$10,310
11/30/2019	$10,820	$10,524	$10,645
12/31/2019	$10,940	$10,895	$10,908
1/31/2020	$11,040	$10,775	$10,891
2/29/2020	$10,280	$9,904	$9,984
3/31/2020	$9,010	$8,567	$8,526
4/30/2020	$10,060	$9,485	$9,636
5/31/2020	$11,170	$9,898	$10,480
6/30/2020	$11,510	$10,214	$10,807
7/31/2020	$12,220	$10,754	$11,552
8/31/2020	$12,790	$11,412	$12,002
9/30/2020	$12,640	$11,044	$11,837
10/31/2020	$12,470	$10,776	$11,711
11/30/2020	$14,170	$12,104	$13,179
12/31/2020	$14,794	$12,666	$13,958
1/31/2021	$14,022	$12,608	$13,790
2/28/2021	$14,052	$12,901	$13,966
3/31/2021	$13,982	$13,245	$13,918
4/30/2021	$14,904	$13,824	$14,636
5/31/2021	$15,244	$14,039	$14,754
6/30/2021	$15,565	$14,224	$15,186
7/31/2021	$16,066	$14,322	$15,311
8/31/2021	$16,757	$14,681	$15,733
9/30/2021	$15,966	$14,074	$15,014
10/31/2021	$16,697	$14,793	$15,745
11/30/2021	$16,046	$14,437	$15,262
12/31/2021	$16,050	$15,014	$15,527
1/31/2022	$13,877	$14,277	$13,765
2/28/2022	$13,515	$13,908	$13,595
3/31/2022	$13,357	$14,209	$13,766
4/30/2022	$11,942	$13,072	$12,367
5/31/2022	$11,489	$13,087	$12,206
6/30/2022	$10,481	$11,984	$11,129
7/31/2022	$11,647	$12,821	$12,102
8/31/2022	$11,013	$12,349	$11,666
9/30/2022	$9,983	$11,167	$10,478
10/31/2022	$10,583	$11,841	$11,029
11/30/2022	$11,308	$12,759	$11,959
12/31/2022	$10,776	$12,257	$11,581
1/31/2023	$11,930	$13,135	$12,547
2/28/2023	$11,783	$12,759	$12,220
3/31/2023	$11,828	$13,152	$12,460
4/30/2023	$11,591	$13,341	$12,417
5/31/2023	$11,681	$13,198	$12,277
6/30/2023	$12,508	$13,965	$12,927
7/31/2023	$12,745	$14,476	$13,441
8/31/2023	$12,315	$14,071	$12,922
9/30/2023	$11,806	$13,490	$12,274
10/31/2023	$11,274	$13,084	$11,540
11/30/2023	$12,859	$14,292	$12,843
12/31/2023	$13,821	$14,978	$13,712
1/31/2024	$13,187	$15,066	$13,483
2/29/2024	$13,730	$15,712	$14,259
3/31/2024	$13,900	$16,206	$14,583
4/30/2024	$13,006	$15,671	$13,879
5/31/2024	$13,458	$16,308	$14,114
6/30/2024	$13,357	$16,671	$14,183
7/31/2024	$13,843	$16,940	$14,538
8/31/2024	$14,172	$17,370	$14,891
9/30/2024	$14,500	$17,773	$15,429

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Global Select Fund
Total Net Assets	$15,145,422
# of Portfolio Holdings	33
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$0
Fund	1 Year	Since Inception 10/1/19
Institutional Class	22.82%	7.71%
MSCI AC World Index	31.76%	12.18%
MSCI AC World Mid Cap Growth Index	25.70%	9.06%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
MercadoLibre, Inc.	4.6%
Copart, Inc.	4.2%
Roper Technologies, Inc.	4.1%
Bajaj Finance Ltd.	4.0%
HDFC Bank Ltd.	3.9%
HealthEquity, Inc.	3.9%
BayCurrent, Inc.	3.9%
Descartes Systems Group, Inc.	3.9%
Assa Abloy AB B	3.7%
RBC Bearings, Inc.	3.7%

Top 10 Industries (%)

Industry	Value
Application Software	17.3%
Building Products	6.1%
Transaction & Payment Processing Services	5.5%
Broadline Retail	4.6%
Semiconductors	4.3%
Diversified Support Services	4.2%
Consumer Finance	4.0%
Diversified Banks	3.9%
Managed Health Care	3.9%
Research & Consulting Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Global Select Fund

Investor Class  WAGSX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.36%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, global equities experienced large gains. Hopes that many central banks may be at or nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had substantial gains during the period, it underperformed the benchmark MSCI AC (All Country) World Index. Much of the underperformance was due to stock selection in the U.S. While many of the Fund’s U.S. holdings had what we considered solid returns, the Fund’s U.S. component lagged the benchmark’s. Additionally, given the Fund’s concentrated nature, its performance relative to the benchmark can often be attributable to just a few stocks. The Fund’s largest detractors included Five Below. Inc., a U.S. retailer; JMDC, Inc., a Japan-based medical-data provider; and Bajaj Finance Ltd., an Indian financial company. While those stocks negatively impacted performance, we were pleased with the results of other holdings. Top contributors included Amphenol Corp., a U.S. manufacturer of connectors and sensors; MercadoLibre, Inc., which operates a Latin American e-commerce platform; and Monolithic Power Systems, Inc., which designs and manufactures power-management solutions, including power-conversion devices.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI AC World Index	MSCI AC World Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000
10/31/2019	$10,360	$10,274	$10,310
11/30/2019	$10,810	$10,524	$10,645
12/31/2019	$10,940	$10,895	$10,908
1/31/2020	$11,020	$10,775	$10,891
2/29/2020	$10,260	$9,904	$9,984
3/31/2020	$8,990	$8,567	$8,526
4/30/2020	$10,040	$9,485	$9,636
5/31/2020	$11,150	$9,898	$10,480
6/30/2020	$11,480	$10,214	$10,807
7/31/2020	$12,190	$10,754	$11,552
8/31/2020	$12,750	$11,412	$12,002
9/30/2020	$12,600	$11,044	$11,837
10/31/2020	$12,420	$10,776	$11,711
11/30/2020	$14,110	$12,104	$13,179
12/31/2020	$14,734	$12,666	$13,958
1/31/2021	$13,962	$12,608	$13,790
2/28/2021	$13,992	$12,901	$13,966
3/31/2021	$13,912	$13,245	$13,918
4/30/2021	$14,824	$13,824	$14,636
5/31/2021	$15,164	$14,039	$14,754
6/30/2021	$15,475	$14,224	$15,186
7/31/2021	$15,966	$14,322	$15,311
8/31/2021	$16,647	$14,681	$15,733
9/30/2021	$15,855	$14,074	$15,014
10/31/2021	$16,577	$14,793	$15,745
11/30/2021	$15,926	$14,437	$15,262
12/31/2021	$15,918	$15,014	$15,527
1/31/2022	$13,766	$14,277	$13,765
2/28/2022	$13,403	$13,908	$13,595
3/31/2022	$13,233	$14,209	$13,766
4/30/2022	$11,828	$13,072	$12,367
5/31/2022	$11,375	$13,087	$12,206
6/30/2022	$10,378	$11,984	$11,129
7/31/2022	$11,534	$12,821	$12,102
8/31/2022	$10,899	$12,349	$11,666
9/30/2022	$9,868	$11,167	$10,478
10/31/2022	$10,469	$11,841	$11,029
11/30/2022	$11,182	$12,759	$11,959
12/31/2022	$10,650	$12,257	$11,581
1/31/2023	$11,794	$13,135	$12,547
2/28/2023	$11,636	$12,759	$12,220
3/31/2023	$11,681	$13,152	$12,460
4/30/2023	$11,432	$13,341	$12,417
5/31/2023	$11,522	$13,198	$12,277
6/30/2023	$12,338	$13,965	$12,927
7/31/2023	$12,565	$14,476	$13,441
8/31/2023	$12,134	$14,071	$12,922
9/30/2023	$11,624	$13,490	$12,274
10/31/2023	$11,103	$13,084	$11,540
11/30/2023	$12,655	$14,292	$12,843
12/31/2023	$13,607	$14,978	$13,712
1/31/2024	$12,973	$15,066	$13,483
2/29/2024	$13,505	$15,712	$14,259
3/31/2024	$13,675	$16,206	$14,583
4/30/2024	$12,780	$15,671	$13,879
5/31/2024	$13,233	$16,308	$14,114
6/30/2024	$13,120	$16,671	$14,183
7/31/2024	$13,596	$16,940	$14,538
8/31/2024	$13,913	$17,370	$14,891
9/30/2024	$14,230	$17,773	$15,429

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Global Select Fund
Total Net Assets	$15,145,422
# of Portfolio Holdings	33
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$0
Fund	1 Year	Since Inception 10/1/19
Investor Class	22.42%	7.31%
MSCI AC World Index	31.76%	12.18%
MSCI AC World Mid Cap Growth Index	25.70%	9.06%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
MercadoLibre, Inc.	4.6%
Copart, Inc.	4.2%
Roper Technologies, Inc.	4.1%
Bajaj Finance Ltd.	4.0%
HDFC Bank Ltd.	3.9%
HealthEquity, Inc.	3.9%
BayCurrent, Inc.	3.9%
Descartes Systems Group, Inc.	3.9%
Assa Abloy AB B	3.7%
RBC Bearings, Inc.	3.7%

Top 10 Industries (%)

Industry	Value
Application Software	17.3%
Building Products	6.1%
Transaction & Payment Processing Services	5.5%
Broadline Retail	4.6%
Semiconductors	4.3%
Diversified Support Services	4.2%
Consumer Finance	4.0%
Diversified Banks	3.9%
Managed Health Care	3.9%
Research & Consulting Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Global Value Fund

Institutional Class  WILCX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.95%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the world economy continued to expand despite the past interest-rate hikes from leading central banks. In addition, the U.S. Federal Reserve (Fed) continued to signal that it could begin cutting rates in 2024, bolstering hopes of avoiding a recession. In September, the Fed joined other major central banks in loosening policy, enacting a half-point rate cut. Not long after, China announced plans for massive monetary stimulus to kick-start its economy, further boosting equities.

Overall, the Fund’s defensive, quality-focused positioning was a headwind in a market where investors focused on growth stocks. We remain focused on relatively inexpensive, lower-volatility stocks of larger-cap companies with high free cash flows, strong balance sheets and attractive dividend yields. During the period, the Fund’s U.S. holdings detracted most from performance relative to the benchmark MSCI AC (All Country) World Value Index, while our Taiwan names contributed the most. Health care and information technology were also relatively weak performers for the Fund, while consumer discretionary and communication services were beneficial.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI AC World Index	MSCI AC World Value Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,063	$10,070	$10,014
11/30/2014	$10,165	$10,239	$10,098
12/31/2014	$10,136	$10,041	$9,904
1/31/2015	$9,656	$9,884	$9,641
2/28/2015	$10,282	$10,435	$10,144
3/31/2015	$10,107	$10,273	$9,923
4/30/2015	$10,380	$10,571	$10,297
5/31/2015	$10,485	$10,557	$10,235
6/30/2015	$10,252	$10,309	$9,949
7/31/2015	$10,379	$10,398	$9,945
8/31/2015	$9,694	$9,685	$9,270
9/30/2015	$9,350	$9,334	$8,921
10/31/2015	$10,059	$10,067	$9,600
11/30/2015	$10,048	$9,984	$9,476
12/31/2015	$9,821	$9,804	$9,284
1/31/2016	$9,366	$9,213	$8,745
2/29/2016	$9,331	$9,149	$8,695
3/31/2016	$10,015	$9,827	$9,357
4/30/2016	$10,191	$9,972	$9,578
5/31/2016	$10,308	$9,985	$9,536
6/30/2016	$10,404	$9,924	$9,473
7/31/2016	$10,663	$10,352	$9,843
8/31/2016	$10,734	$10,387	$9,945
9/30/2016	$10,656	$10,451	$9,977
10/31/2016	$10,668	$10,273	$9,924
11/30/2016	$11,058	$10,351	$10,132
12/31/2016	$11,462	$10,575	$10,451
1/31/2017	$11,425	$10,864	$10,626
2/28/2017	$11,930	$11,169	$10,888
3/31/2017	$11,823	$11,305	$10,959
4/30/2017	$11,761	$11,482	$11,023
5/31/2017	$11,786	$11,735	$11,136
6/30/2017	$11,946	$11,789	$11,271
7/31/2017	$12,219	$12,118	$11,563
8/31/2017	$12,132	$12,164	$11,508
9/30/2017	$12,395	$12,399	$11,789
10/31/2017	$12,482	$12,657	$11,938
11/30/2017	$12,744	$12,902	$12,148
12/31/2017	$12,781	$13,110	$12,360
1/31/2018	$13,341	$13,850	$12,952
2/28/2018	$12,695	$13,268	$12,301
3/31/2018	$12,575	$12,984	$12,036
4/30/2018	$12,807	$13,108	$12,190
5/31/2018	$12,648	$13,124	$11,971
6/30/2018	$12,725	$13,053	$11,880
7/31/2018	$13,162	$13,447	$12,320
8/31/2018	$13,337	$13,552	$12,229
9/30/2018	$13,499	$13,611	$12,353
10/31/2018	$12,840	$12,591	$11,670
11/30/2018	$13,030	$12,776	$11,877
12/31/2018	$12,093	$11,876	$11,027
1/31/2019	$12,979	$12,813	$11,831
2/28/2019	$13,268	$13,156	$12,093
3/31/2019	$13,266	$13,322	$12,118
4/30/2019	$13,386	$13,771	$12,444
5/31/2019	$12,751	$12,954	$11,677
6/30/2019	$13,456	$13,803	$12,395
7/31/2019	$13,179	$13,843	$12,337
8/31/2019	$12,902	$13,515	$11,909
9/30/2019	$13,465	$13,799	$12,354
10/31/2019	$13,587	$14,177	$12,629
11/30/2019	$13,727	$14,523	$12,845
12/31/2019	$14,203	$15,034	$13,296
1/31/2020	$13,831	$14,868	$12,846
2/29/2020	$12,536	$13,667	$11,660
3/31/2020	$10,246	$11,822	$9,694
4/30/2020	$11,137	$13,089	$10,540
5/31/2020	$11,351	$13,658	$10,795
6/30/2020	$11,460	$14,094	$10,929
7/31/2020	$11,730	$14,840	$11,258
8/31/2020	$12,305	$15,748	$11,725
9/30/2020	$11,715	$15,240	$11,362
10/31/2020	$11,679	$14,870	$11,086
11/30/2020	$13,830	$16,703	$12,720
12/31/2020	$14,513	$17,478	$13,252
1/31/2021	$14,531	$17,399	$13,149
2/28/2021	$15,619	$17,802	$13,734
3/31/2021	$16,669	$18,277	$14,427
4/30/2021	$17,088	$19,076	$14,866
5/31/2021	$17,799	$19,373	$15,321
6/30/2021	$17,356	$19,628	$15,124
7/31/2021	$17,228	$19,764	$15,112
8/31/2021	$17,429	$20,258	$15,379
9/30/2021	$16,990	$19,421	$14,915
10/31/2021	$17,855	$20,413	$15,515
11/30/2021	$17,009	$19,921	$14,921
12/31/2021	$18,188	$20,718	$15,852
1/31/2022	$18,701	$19,701	$15,661
2/28/2022	$18,454	$19,192	$15,405
3/31/2022	$18,628	$19,607	$15,701
4/30/2022	$17,824	$18,038	$14,908
5/31/2022	$18,532	$18,059	$15,198
6/30/2022	$17,109	$16,537	$13,896
7/31/2022	$17,303	$17,692	$14,447
8/31/2022	$16,839	$17,040	$14,050
9/30/2022	$15,560	$15,409	$12,832
10/31/2022	$16,923	$16,339	$13,919
11/30/2022	$18,520	$17,606	$15,009
12/31/2022	$18,215	$16,913	$14,655
1/31/2023	$19,021	$18,126	$15,379
2/28/2023	$18,277	$17,606	$14,888
3/31/2023	$18,269	$18,149	$14,837
4/30/2023	$18,604	$18,410	$15,096
5/31/2023	$17,767	$18,213	$14,448
6/30/2023	$18,404	$19,270	$15,279
7/31/2023	$18,932	$19,976	$15,910
8/31/2023	$18,573	$19,417	$15,415
9/30/2023	$18,086	$18,615	$15,010
10/31/2023	$17,724	$18,055	$14,488
11/30/2023	$18,681	$19,721	$15,548
12/31/2023	$19,260	$20,669	$16,386
1/31/2024	$19,089	$20,790	$16,362
2/29/2024	$19,260	$21,682	$16,784
3/31/2024	$20,133	$22,363	$17,508
4/30/2024	$19,571	$21,625	$16,983
5/31/2024	$20,111	$22,503	$17,485
6/30/2024	$19,784	$23,004	$17,406
7/31/2024	$20,898	$23,375	$18,162
8/31/2024	$22,012	$23,969	$18,654
9/30/2024	$22,267	$24,526	$19,046

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Global Value Fund
Total Net Assets	$132,031,304
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$1,119,851
Fund	1 Year	5 Years	10 Years
Institutional Class	23.12%	10.58%	8.33%
MSCI AC World Index	31.76%	12.18%	9.39%
MSCI AC World Value Index	26.89%	9.04%	6.65%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Duke Energy Corp.	4.8%
Johnson & Johnson	4.8%
Novartis AG	4.2%
Exelon Corp.	4.1%
KT&G Corp.	3.8%
Quest Diagnostics, Inc.	3.8%
TotalEnergies SE	3.7%
United Overseas Bank Ltd.	3.3%
Koninklijke Ahold Delhaize NV	3.3%
Union Pacific Corp.	3.3%

Top 10 Industries (%)

Industry	Value
Diversified Banks	12.7%
Electric Utilities	11.9%
Pharmaceuticals	9.0%
Integrated Telecommunication Services	8.3%
Integrated Oil & Gas	8.0%
Food Retail	5.2%
Tobacco	3.8%
Health Care Services	3.8%
Rail Transportation	3.3%
Reinsurance	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Global Value Fund

Investor Class  FMIEX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.11%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, the world economy continued to expand despite the past interest-rate hikes from leading central banks. In addition, the U.S. Federal Reserve (Fed) continued to signal that it could begin cutting rates in 2024, bolstering hopes of avoiding a recession. In September, the Fed joined other major central banks in loosening policy, enacting a half-point rate cut. Not long after, China announced plans for massive monetary stimulus to kick-start its economy, further boosting equities.

Overall, the Fund’s defensive, quality-focused positioning was a headwind in a market where investors focused on growth stocks. We remain focused on relatively inexpensive, lower-volatility stocks of larger-cap companies with high free cash flows, strong balance sheets and attractive dividend yields. During the period, the Fund’s U.S. holdings detracted most from performance relative to the benchmark MSCI AC (All Country) World Value Index, while our Taiwan names contributed the most. Health care and information technology were also relatively weak performers for the Fund, while consumer discretionary and communication services were beneficial.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI AC World Index	MSCI AC World Value Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,063	$10,070	$10,014
11/30/2014	$10,165	$10,239	$10,098
12/31/2014	$10,133	$10,041	$9,904
1/31/2015	$9,653	$9,884	$9,641
2/28/2015	$10,279	$10,435	$10,144
3/31/2015	$10,101	$10,273	$9,923
4/30/2015	$10,384	$10,571	$10,297
5/31/2015	$10,489	$10,557	$10,235
6/30/2015	$10,243	$10,309	$9,949
7/31/2015	$10,380	$10,398	$9,945
8/31/2015	$9,696	$9,685	$9,270
9/30/2015	$9,339	$9,334	$8,921
10/31/2015	$10,057	$10,067	$9,600
11/30/2015	$10,036	$9,984	$9,476
12/31/2015	$9,815	$9,804	$9,284
1/31/2016	$9,361	$9,213	$8,745
2/29/2016	$9,326	$9,149	$8,695
3/31/2016	$10,006	$9,827	$9,357
4/30/2016	$10,182	$9,972	$9,578
5/31/2016	$10,299	$9,985	$9,536
6/30/2016	$10,403	$9,924	$9,473
7/31/2016	$10,649	$10,352	$9,843
8/31/2016	$10,720	$10,387	$9,945
9/30/2016	$10,639	$10,451	$9,977
10/31/2016	$10,662	$10,273	$9,924
11/30/2016	$11,040	$10,351	$10,132
12/31/2016	$11,450	$10,575	$10,451
1/31/2017	$11,413	$10,864	$10,626
2/28/2017	$11,904	$11,169	$10,888
3/31/2017	$11,805	$11,305	$10,959
4/30/2017	$11,744	$11,482	$11,023
5/31/2017	$11,756	$11,735	$11,136
6/30/2017	$11,911	$11,789	$11,271
7/31/2017	$12,183	$12,118	$11,563
8/31/2017	$12,097	$12,164	$11,508
9/30/2017	$12,353	$12,399	$11,789
10/31/2017	$12,440	$12,657	$11,938
11/30/2017	$12,701	$12,902	$12,148
12/31/2017	$12,733	$13,110	$12,360
1/31/2018	$13,291	$13,850	$12,952
2/28/2018	$12,648	$13,268	$12,301
3/31/2018	$12,524	$12,984	$12,036
4/30/2018	$12,754	$13,108	$12,190
5/31/2018	$12,596	$13,124	$11,971
6/30/2018	$12,668	$13,053	$11,880
7/31/2018	$13,103	$13,447	$12,320
8/31/2018	$13,277	$13,552	$12,229
9/30/2018	$13,432	$13,611	$12,353
10/31/2018	$12,778	$12,591	$11,670
11/30/2018	$12,967	$12,776	$11,877
12/31/2018	$12,031	$11,876	$11,027
1/31/2019	$12,911	$12,813	$11,831
2/28/2019	$13,198	$13,156	$12,093
3/31/2019	$13,191	$13,322	$12,118
4/30/2019	$13,310	$13,771	$12,444
5/31/2019	$12,680	$12,954	$11,677
6/30/2019	$13,374	$13,803	$12,395
7/31/2019	$13,099	$13,843	$12,337
8/31/2019	$12,824	$13,515	$11,909
9/30/2019	$13,379	$13,799	$12,354
10/31/2019	$13,500	$14,177	$12,629
11/30/2019	$13,655	$14,523	$12,845
12/31/2019	$14,107	$15,034	$13,296
1/31/2020	$13,737	$14,868	$12,846
2/29/2020	$12,436	$13,667	$11,660
3/31/2020	$10,177	$11,822	$9,694
4/30/2020	$11,060	$13,089	$10,540
5/31/2020	$11,272	$13,658	$10,795
6/30/2020	$11,377	$14,094	$10,929
7/31/2020	$11,644	$14,840	$11,258
8/31/2020	$12,214	$15,748	$11,725
9/30/2020	$11,625	$15,240	$11,362
10/31/2020	$11,589	$14,870	$11,086
11/30/2020	$13,720	$16,703	$12,720
12/31/2020	$14,392	$17,478	$13,252
1/31/2021	$14,410	$17,399	$13,149
2/28/2021	$15,488	$17,802	$13,734
3/31/2021	$16,538	$18,277	$14,427
4/30/2021	$16,935	$19,076	$14,866
5/31/2021	$17,640	$19,373	$15,321
6/30/2021	$17,212	$19,628	$15,124
7/31/2021	$17,067	$19,764	$15,112
8/31/2021	$17,266	$20,258	$15,379
9/30/2021	$16,826	$19,421	$14,915
10/31/2021	$17,700	$20,413	$15,515
11/30/2021	$16,844	$19,921	$14,921
12/31/2021	$18,005	$20,718	$15,852
1/31/2022	$18,531	$19,701	$15,661
2/28/2022	$18,268	$19,192	$15,405
3/31/2022	$18,431	$19,607	$15,701
4/30/2022	$17,637	$18,038	$14,908
5/31/2022	$18,337	$18,059	$15,198
6/30/2022	$16,943	$16,537	$13,896
7/31/2022	$17,115	$17,692	$14,447
8/31/2022	$16,657	$17,040	$14,050
9/30/2022	$15,388	$15,409	$12,832
10/31/2022	$16,734	$16,339	$13,919
11/30/2022	$18,311	$17,606	$15,009
12/31/2022	$18,008	$16,913	$14,655
1/31/2023	$18,804	$18,126	$15,379
2/28/2023	$18,069	$17,606	$14,888
3/31/2023	$18,069	$18,149	$14,837
4/30/2023	$18,379	$18,410	$15,096
5/31/2023	$17,553	$18,213	$14,448
6/30/2023	$18,196	$19,270	$15,279
7/31/2023	$18,716	$19,976	$15,910
8/31/2023	$18,362	$19,417	$15,415
9/30/2023	$17,874	$18,615	$15,010
10/31/2023	$17,518	$18,055	$14,488
11/30/2023	$18,441	$19,721	$15,548
12/31/2023	$19,026	$20,669	$16,386
1/31/2024	$18,836	$20,790	$16,362
2/29/2024	$19,005	$21,682	$16,784
3/31/2024	$19,857	$22,363	$17,508
4/30/2024	$19,304	$21,625	$16,983
5/31/2024	$19,857	$22,503	$17,485
6/30/2024	$19,528	$23,004	$17,406
7/31/2024	$20,624	$23,375	$18,162
8/31/2024	$21,700	$23,969	$18,654
9/30/2024	$21,964	$24,526	$19,046

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Global Value Fund
Total Net Assets	$132,031,304
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$1,119,851
Fund	1 Year	5 Years	10 Years
Investor Class	22.88%	10.42%	8.19%
MSCI AC World Index	31.76%	12.18%	9.39%
MSCI AC World Value Index	26.89%	9.04%	6.65%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Duke Energy Corp.	4.8%
Johnson & Johnson	4.8%
Novartis AG	4.2%
Exelon Corp.	4.1%
KT&G Corp.	3.8%
Quest Diagnostics, Inc.	3.8%
TotalEnergies SE	3.7%
United Overseas Bank Ltd.	3.3%
Koninklijke Ahold Delhaize NV	3.3%
Union Pacific Corp.	3.3%

Top 10 Industries (%)

Industry	Value
Diversified Banks	12.7%
Electric Utilities	11.9%
Pharmaceuticals	9.0%
Integrated Telecommunication Services	8.3%
Integrated Oil & Gas	8.0%
Food Retail	5.2%
Tobacco	3.8%
Health Care Services	3.8%
Rail Transportation	3.3%
Reinsurance	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Greater China Fund

Institutional Class  WGGCX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Greater China Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.25%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investor sentiment toward China remained low for much of the period due to concerns about a real-estate bubble and a softening economy. However, in September, government leaders and central-bank officials announced economic-stimulus measures designed to stabilize China’s real-estate market. Their moves ignited broad gains in Chinese equities. For much of the period, China was a value-driven market. Investors generally favored inexpensive stocks, which tend to be lower-quality companies and don’t appeal to us as quality growth investors. Additionally, large-caps also outperformed for much of the period. This too was a headwind for our strategy, which primarily focuses on small- and mid-cap companies. We seek businesses with strong balance sheets and earnings growth greater than their sector and industry. Over time, we expect the superior earnings growth of our companies to drive greater returns compared to the benchmark MSCI China Index. Our approach didn’t result in outperformance this period, as the market generally rewarded the largest, lowest-priced stocks, not those with the strongest fundamentals.

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI China Index
12/1/2020	$10,000	$10,000
12/31/2020	$10,720	$10,277
1/31/2021	$11,310	$11,033
2/28/2021	$11,240	$10,919
3/31/2021	$10,610	$10,233
4/30/2021	$11,280	$10,375
5/31/2021	$11,610	$10,455
6/30/2021	$11,660	$10,465
7/31/2021	$10,130	$9,016
8/31/2021	$10,010	$9,017
9/30/2021	$9,820	$8,564
10/31/2021	$10,260	$8,834
11/30/2021	$9,730	$8,307
12/31/2021	$9,660	$8,045
1/31/2022	$8,710	$7,807
2/28/2022	$8,570	$7,503
3/31/2022	$7,880	$6,903
4/30/2022	$7,100	$6,621
5/31/2022	$7,320	$6,699
6/30/2022	$7,640	$7,139
7/31/2022	$7,130	$6,461
8/31/2022	$6,810	$6,475
9/30/2022	$5,960	$5,533
10/31/2022	$5,360	$4,603
11/30/2022	$6,450	$5,970
12/31/2022	$6,748	$6,280
1/31/2023	$7,419	$7,020
2/28/2023	$6,865	$6,292
3/31/2023	$6,833	$6,576
4/30/2023	$6,333	$6,237
5/31/2023	$5,652	$5,711
6/30/2023	$5,620	$5,938
7/31/2023	$5,897	$6,577
8/31/2023	$5,301	$5,988
9/30/2023	$5,152	$5,823
10/31/2023	$4,949	$5,574
11/30/2023	$5,152	$5,715
12/31/2023	$5,058	$5,577
1/31/2024	$4,364	$4,985
2/29/2024	$4,738	$5,404
3/31/2024	$4,727	$5,455
4/30/2024	$4,983	$5,815
5/31/2024	$4,930	$5,954
6/30/2024	$4,599	$5,842
7/31/2024	$4,418	$5,764
8/31/2024	$4,471	$5,822
9/30/2024	$5,399	$7,214

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Greater China Fund
Total Net Assets	$4,584,403
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$0
Fund	1 Year	Since Inception 12/1/20
Institutional Class	4.81%	(14.85%)
MSCI China Index	23.89%	(8.17%)

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Tencent Holdings Ltd.	8.1%
Techtronic Industries Co. Ltd.	6.9%
Meituan B	6.8%
Silergy Corp.	6.6%
Kweichow Moutai Co. Ltd. A	5.9%
Yifeng Pharmacy Chain Co. Ltd. A	3.8%
Shenzhou International Group Holdings Ltd.	3.6%
Wuliangye Yibin Co. Ltd. A	3.4%
Proya Cosmetics Co. Ltd. A	3.4%
Contemporary Amperex Technology Co. Ltd. A	3.4%

Top 10 Industries (%)

Industry	Value
Industrial Machinery & Supplies & Components	14.7%
Semiconductors	10.2%
Distillers & Vintners	9.3%
Interactive Media & Services	8.1%
Restaurants	6.8%
Hotels, Resorts & Cruise Lines	4.8%
Life & Health Insurance	4.0%
Drug Retail	3.8%
Apparel, Accessories & Luxury Goods	3.6%
Personal Care Products	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Material Fund Changes

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust (the “Board”) approved the liquidation of the Wasatch Greater China Fund as soon as practicable. Accordingly, on November 13, 2024, the Board approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025 (the “Liquidation Date”).

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Greater China Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Greater China Fund

Investor Class  WAGCX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Greater China Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.50%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investor sentiment toward China remained low for much of the period due to concerns about a real-estate bubble and a softening economy. However, in September, government leaders and central-bank officials announced economic-stimulus measures designed to stabilize China’s real-estate market. Their moves ignited broad gains in Chinese equities. For much of the period, China was a value-driven market. Investors generally favored inexpensive stocks, which tend to be lower-quality companies and don’t appeal to us as quality growth investors. Additionally, large-caps also outperformed for much of the period. This too was a headwind for our strategy, which primarily focuses on small- and mid-cap companies. We seek businesses with strong balance sheets and earnings growth greater than their sector and industry. Over time, we expect the superior earnings growth of our companies to drive greater returns compared to the benchmark MSCI China Index. Our approach didn’t result in outperformance this period, as the market generally rewarded the largest, lowest-priced stocks, not those with the strongest fundamentals.

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI China Index
12/1/2020	$10,000	$10,000
12/31/2020	$10,720	$10,277
1/31/2021	$11,300	$11,033
2/28/2021	$11,260	$10,919
3/31/2021	$10,640	$10,233
4/30/2021	$11,310	$10,375
5/31/2021	$11,640	$10,455
6/30/2021	$11,690	$10,465
7/31/2021	$10,150	$9,016
8/31/2021	$10,030	$9,017
9/30/2021	$9,830	$8,564
10/31/2021	$10,270	$8,834
11/30/2021	$9,750	$8,307
12/31/2021	$9,670	$8,045
1/31/2022	$8,720	$7,807
2/28/2022	$8,600	$7,503
3/31/2022	$7,910	$6,903
4/30/2022	$7,130	$6,621
5/31/2022	$7,350	$6,699
6/30/2022	$7,670	$7,139
7/31/2022	$7,150	$6,461
8/31/2022	$6,840	$6,475
9/30/2022	$5,980	$5,533
10/31/2022	$5,370	$4,603
11/30/2022	$6,470	$5,970
12/31/2022	$6,761	$6,280
1/31/2023	$7,440	$7,020
2/28/2023	$6,888	$6,292
3/31/2023	$6,846	$6,576
4/30/2023	$6,336	$6,237
5/31/2023	$5,657	$5,711
6/30/2023	$5,625	$5,938
7/31/2023	$5,901	$6,577
8/31/2023	$5,296	$5,988
9/30/2023	$5,158	$5,823
10/31/2023	$4,956	$5,574
11/30/2023	$5,147	$5,715
12/31/2023	$5,065	$5,577
1/31/2024	$4,362	$4,985
2/29/2024	$4,735	$5,404
3/31/2024	$4,735	$5,455
4/30/2024	$4,980	$5,815
5/31/2024	$4,926	$5,954
6/30/2024	$4,597	$5,842
7/31/2024	$4,416	$5,764
8/31/2024	$4,469	$5,822
9/30/2024	$5,395	$7,214

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Greater China Fund
Total Net Assets	$4,584,403
# of Portfolio Holdings	33
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$0
Fund	1 Year	Since Inception 12/1/20
Investor Class	4.59%	(14.87%)
MSCI China Index	23.89%	(8.17%)

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Tencent Holdings Ltd.	8.1%
Techtronic Industries Co. Ltd.	6.9%
Meituan B	6.8%
Silergy Corp.	6.6%
Kweichow Moutai Co. Ltd. A	5.9%
Yifeng Pharmacy Chain Co. Ltd. A	3.8%
Shenzhou International Group Holdings Ltd.	3.6%
Wuliangye Yibin Co. Ltd. A	3.4%
Proya Cosmetics Co. Ltd. A	3.4%
Contemporary Amperex Technology Co. Ltd. A	3.4%

Top 10 Industries (%)

Industry	Value
Industrial Machinery & Supplies & Components	14.7%
Semiconductors	10.2%
Distillers & Vintners	9.3%
Interactive Media & Services	8.1%
Restaurants	6.8%
Hotels, Resorts & Cruise Lines	4.8%
Life & Health Insurance	4.0%
Drug Retail	3.8%
Apparel, Accessories & Luxury Goods	3.6%
Personal Care Products	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Material Fund Changes

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust (the “Board”) approved the liquidation of the Wasatch Greater China Fund as soon as practicable. Accordingly, on November 13, 2024, the Board approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025 (the “Liquidation Date”).

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Greater China Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch International Growth Fund

Institutional Class  WIIGX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$151	1.36%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, most of our stocks had solid gains, but we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our small-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI AC World Index ex USA	MSCI AC World ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,179	$10,070	$9,764	$9,747
11/30/2014	$10,105	$10,239	$9,723	$9,737
12/31/2014	$9,863	$10,041	$9,602	$9,662
1/31/2015	$9,776	$9,884	$9,567	$9,576
2/28/2015	$10,475	$10,435	$10,089	$10,189
3/31/2015	$10,475	$10,273	$9,980	$10,051
4/30/2015	$10,818	$10,571	$10,576	$10,563
5/31/2015	$11,062	$10,557	$10,635	$10,626
6/30/2015	$11,186	$10,309	$10,401	$10,470
7/31/2015	$11,322	$10,398	$10,203	$10,454
8/31/2015	$10,671	$9,685	$9,634	$9,988
9/30/2015	$10,483	$9,334	$9,359	$9,629
10/31/2015	$10,979	$10,067	$9,913	$10,201
11/30/2015	$11,134	$9,984	$9,842	$10,179
12/31/2015	$11,363	$9,804	$9,852	$10,190
1/31/2016	$10,532	$9,213	$9,097	$9,414
2/29/2016	$10,336	$9,149	$9,128	$9,464
3/31/2016	$11,051	$9,827	$9,920	$10,251
4/30/2016	$10,912	$9,972	$10,197	$10,575
5/31/2016	$11,269	$9,985	$10,130	$10,588
6/30/2016	$11,231	$9,924	$9,833	$10,119
7/31/2016	$11,716	$10,352	$10,380	$10,721
8/31/2016	$11,404	$10,387	$10,355	$10,631
9/30/2016	$11,829	$10,451	$10,611	$10,929
10/31/2016	$11,397	$10,273	$10,331	$10,605
11/30/2016	$10,547	$10,351	$10,025	$10,343
12/31/2016	$10,414	$10,575	$10,237	$10,629
1/31/2017	$10,856	$10,864	$10,630	$11,012
2/28/2017	$11,040	$11,169	$10,910	$11,223
3/31/2017	$11,420	$11,305	$11,136	$11,438
4/30/2017	$11,913	$11,482	$11,470	$11,843
5/31/2017	$12,442	$11,735	$11,781	$12,232
6/30/2017	$12,422	$11,789	$11,831	$12,271
7/31/2017	$12,919	$12,118	$12,248	$12,703
8/31/2017	$13,095	$12,164	$12,381	$12,810
9/30/2017	$13,268	$12,399	$12,647	$13,161
10/31/2017	$13,213	$12,657	$12,883	$13,347
11/30/2017	$13,479	$12,902	$13,075	$13,536
12/31/2017	$13,866	$13,110	$13,477	$13,928
1/31/2018	$14,581	$13,850	$14,140	$14,578
2/28/2018	$14,280	$13,268	$13,583	$14,012
3/31/2018	$14,529	$12,984	$13,429	$13,858
4/30/2018	$14,405	$13,108	$13,585	$14,069
5/31/2018	$14,626	$13,124	$13,447	$13,970
6/30/2018	$14,678	$13,053	$13,081	$13,728
7/31/2018	$14,899	$13,447	$13,172	$13,806
8/31/2018	$15,008	$13,552	$13,044	$13,711
9/30/2018	$14,891	$13,611	$12,883	$13,611
10/31/2018	$12,796	$12,591	$11,630	$12,314
11/30/2018	$12,740	$12,776	$11,659	$12,193
12/31/2018	$11,699	$11,876	$11,024	$11,411
1/31/2019	$12,734	$12,813	$11,888	$12,379
2/28/2019	$13,152	$13,156	$12,137	$12,664
3/31/2019	$13,308	$13,322	$12,156	$12,658
4/30/2019	$14,040	$13,771	$12,424	$13,004
5/31/2019	$13,479	$12,954	$11,783	$12,321
6/30/2019	$13,911	$13,803	$12,303	$12,881
7/31/2019	$13,641	$13,843	$12,221	$12,824
8/31/2019	$13,228	$13,515	$11,869	$12,527
9/30/2019	$13,451	$13,799	$12,157	$12,846
10/31/2019	$14,125	$14,177	$12,649	$13,374
11/30/2019	$14,851	$14,523	$12,861	$13,678
12/31/2019	$15,156	$15,034	$13,496	$14,311
1/31/2020	$14,864	$14,868	$13,075	$13,897
2/29/2020	$13,584	$13,667	$11,872	$12,541
3/31/2020	$11,798	$11,822	$9,581	$10,248
4/30/2020	$13,375	$13,089	$10,746	$11,448
5/31/2020	$14,903	$13,658	$11,397	$12,250
6/30/2020	$14,849	$14,094	$11,769	$12,468
7/31/2020	$15,716	$14,840	$12,357	$12,947
8/31/2020	$16,470	$15,748	$13,170	$13,891
9/30/2020	$16,665	$15,240	$13,003	$13,730
10/31/2020	$16,704	$14,870	$12,659	$13,287
11/30/2020	$17,886	$16,703	$14,410	$15,116
12/31/2020	$18,886	$17,478	$15,418	$16,140
1/31/2021	$18,637	$17,399	$15,391	$16,099
2/28/2021	$18,842	$17,802	$15,948	$16,565
3/31/2021	$18,588	$18,277	$16,271	$16,927
4/30/2021	$19,383	$19,076	$17,018	$17,628
5/31/2021	$19,535	$19,373	$17,412	$18,024
6/30/2021	$19,994	$19,628	$17,304	$17,740
7/31/2021	$20,281	$19,764	$17,443	$18,009
8/31/2021	$21,622	$20,258	$17,846	$18,493
9/30/2021	$21,114	$19,421	$17,304	$17,868
10/31/2021	$21,530	$20,413	$17,574	$18,228
11/30/2021	$20,762	$19,921	$16,704	$17,208
12/31/2021	$20,947	$20,718	$17,411	$17,937
1/31/2022	$18,005	$19,701	$16,324	$16,711
2/28/2022	$17,480	$19,192	$16,112	$16,562
3/31/2022	$17,408	$19,607	$16,276	$16,641
4/30/2022	$15,475	$18,038	$15,226	$15,485
5/31/2022	$14,854	$18,059	$15,085	$15,381
6/30/2022	$13,451	$16,537	$13,420	$13,656
7/31/2022	$14,657	$17,692	$14,196	$14,588
8/31/2022	$13,953	$17,040	$13,823	$13,957
9/30/2022	$12,055	$15,409	$12,297	$12,365
10/31/2022	$12,550	$16,339	$12,697	$12,919
11/30/2022	$14,138	$17,606	$13,910	$14,160
12/31/2022	$13,284	$16,913	$13,933	$14,245
1/31/2023	$14,484	$18,126	$14,937	$15,335
2/28/2023	$13,929	$17,606	$14,555	$14,959
3/31/2023	$14,102	$18,149	$14,588	$14,956
4/30/2023	$13,899	$18,410	$14,803	$15,219
5/31/2023	$13,810	$18,213	$14,392	$14,587
6/30/2023	$14,197	$19,270	$14,887	$15,028
7/31/2023	$14,209	$19,976	$15,643	$15,708
8/31/2023	$13,547	$19,417	$15,207	$15,181
9/30/2023	$13,010	$18,615	$14,634	$14,506
10/31/2023	$11,912	$18,055	$13,816	$13,649
11/30/2023	$13,762	$19,721	$15,153	$14,972
12/31/2023	$14,854	$20,669	$16,115	$16,043
1/31/2024	$14,120	$20,790	$15,839	$15,769
2/29/2024	$14,126	$21,682	$15,997	$15,815
3/31/2024	$14,293	$22,363	$16,455	$16,457
4/30/2024	$13,642	$21,625	$16,216	$15,982
5/31/2024	$14,132	$22,503	$16,741	$16,682
6/30/2024	$14,281	$23,004	$16,563	$16,201
7/31/2024	$15,045	$23,375	$17,194	$17,102
8/31/2024	$15,504	$23,969	$17,511	$17,421
9/30/2024	$15,958	$24,526	$18,037	$17,893

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch International Growth Fund
Total Net Assets	$298,071,746
# of Portfolio Holdings	60
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$4,605,068
Fund	1 Year	5 Years	10 Years
Institutional Class	22.66%	3.48%	4.78%
MSCI AC World Index ex USA	25.35%	7.58%	5.22%
MSCI AC World ex USA Small Cap Index	23.25%	8.21%	6.08%
MSCI World ex USA Small Cap Index	23.36%	6.85%	5.99%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Diploma PLC	4.1%
MonotaRO Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Technology One Ltd.	3.4%
Voltronic Power Technology Corp.	3.4%
BayCurrent, Inc.	3.3%
Halma PLC	3.2%
Descartes Systems Group, Inc.	3.1%
Scout24 SE	2.9%
Definity Financial Corp.	2.8%

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	9.0%
Semiconductors	6.9%
IT Consulting & Other Services	6.2%
Interactive Media & Services	4.9%
Property & Casualty Insurance	4.3%
Asset Management & Custody Banks	4.2%
Diversified Support Services	3.5%
Drug Retail	3.4%
Electrical Components & Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch International Growth Fund

Investor Class  WAIGX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$166	1.49%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, most of our stocks had solid gains, but we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our small-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI AC World Index ex USA	MSCI AC World ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,179	$10,070	$9,764	$9,747
11/30/2014	$10,105	$10,239	$9,723	$9,737
12/31/2014	$9,863	$10,041	$9,602	$9,662
1/31/2015	$9,776	$9,884	$9,567	$9,576
2/28/2015	$10,475	$10,435	$10,089	$10,189
3/31/2015	$10,475	$10,273	$9,980	$10,051
4/30/2015	$10,818	$10,571	$10,576	$10,563
5/31/2015	$11,062	$10,557	$10,635	$10,626
6/30/2015	$11,186	$10,309	$10,401	$10,470
7/31/2015	$11,322	$10,398	$10,203	$10,454
8/31/2015	$10,671	$9,685	$9,634	$9,988
9/30/2015	$10,483	$9,334	$9,359	$9,629
10/31/2015	$10,979	$10,067	$9,913	$10,201
11/30/2015	$11,134	$9,984	$9,842	$10,179
12/31/2015	$11,363	$9,804	$9,852	$10,190
1/31/2016	$10,532	$9,213	$9,097	$9,414
2/29/2016	$10,333	$9,149	$9,128	$9,464
3/31/2016	$11,047	$9,827	$9,920	$10,251
4/30/2016	$10,904	$9,972	$10,197	$10,575
5/31/2016	$11,261	$9,985	$10,130	$10,588
6/30/2016	$11,224	$9,924	$9,833	$10,119
7/31/2016	$11,705	$10,352	$10,380	$10,721
8/31/2016	$11,389	$10,387	$10,355	$10,631
9/30/2016	$11,818	$10,451	$10,611	$10,929
10/31/2016	$11,385	$10,273	$10,331	$10,605
11/30/2016	$10,532	$10,351	$10,025	$10,343
12/31/2016	$10,401	$10,575	$10,237	$10,629
1/31/2017	$10,843	$10,864	$10,630	$11,012
2/28/2017	$11,023	$11,169	$10,910	$11,223
3/31/2017	$11,402	$11,305	$11,136	$11,438
4/30/2017	$11,891	$11,482	$11,470	$11,843
5/31/2017	$12,419	$11,735	$11,781	$12,232
6/30/2017	$12,400	$11,789	$11,831	$12,271
7/31/2017	$12,892	$12,118	$12,248	$12,703
8/31/2017	$13,068	$12,164	$12,381	$12,810
9/30/2017	$13,241	$12,399	$12,647	$13,161
10/31/2017	$13,186	$12,657	$12,883	$13,347
11/30/2017	$13,452	$12,902	$13,075	$13,536
12/31/2017	$13,834	$13,110	$13,477	$13,928
1/31/2018	$14,545	$13,850	$14,140	$14,578
2/28/2018	$14,248	$13,268	$13,583	$14,012
3/31/2018	$14,493	$12,984	$13,429	$13,858
4/30/2018	$14,369	$13,108	$13,585	$14,069
5/31/2018	$14,585	$13,124	$13,447	$13,970
6/30/2018	$14,638	$13,053	$13,081	$13,728
7/31/2018	$14,855	$13,447	$13,172	$13,806
8/31/2018	$14,963	$13,552	$13,044	$13,711
9/30/2018	$14,847	$13,611	$12,883	$13,611
10/31/2018	$12,757	$12,591	$11,630	$12,314
11/30/2018	$12,701	$12,776	$11,659	$12,193
12/31/2018	$11,660	$11,876	$11,024	$11,411
1/31/2019	$12,695	$12,813	$11,888	$12,379
2/28/2019	$13,108	$13,156	$12,137	$12,664
3/31/2019	$13,260	$13,322	$12,156	$12,658
4/30/2019	$13,991	$13,771	$12,424	$13,004
5/31/2019	$13,431	$12,954	$11,783	$12,321
6/30/2019	$13,862	$13,803	$12,303	$12,881
7/31/2019	$13,592	$13,843	$12,221	$12,824
8/31/2019	$13,174	$13,515	$11,869	$12,527
9/30/2019	$13,397	$13,799	$12,157	$12,846
10/31/2019	$14,066	$14,177	$12,649	$13,374
11/30/2019	$14,788	$14,523	$12,861	$13,678
12/31/2019	$15,092	$15,034	$13,496	$14,311
1/31/2020	$14,795	$14,868	$13,075	$13,897
2/29/2020	$13,521	$13,667	$11,872	$12,541
3/31/2020	$11,745	$11,822	$9,581	$10,248
4/30/2020	$13,312	$13,089	$10,746	$11,448
5/31/2020	$14,830	$13,658	$11,397	$12,250
6/30/2020	$14,771	$14,094	$11,769	$12,468
7/31/2020	$15,637	$14,840	$12,357	$12,947
8/31/2020	$16,386	$15,748	$13,170	$13,891
9/30/2020	$16,576	$15,240	$13,003	$13,730
10/31/2020	$16,615	$14,870	$12,659	$13,287
11/30/2020	$17,793	$16,703	$14,410	$15,116
12/31/2020	$18,782	$17,478	$15,418	$16,140
1/31/2021	$18,533	$17,399	$15,391	$16,099
2/28/2021	$18,739	$17,802	$15,948	$16,565
3/31/2021	$18,479	$18,277	$16,271	$16,927
4/30/2021	$19,269	$19,076	$17,018	$17,628
5/31/2021	$19,420	$19,373	$17,412	$18,024
6/30/2021	$19,875	$19,628	$17,304	$17,740
7/31/2021	$20,162	$19,764	$17,443	$18,009
8/31/2021	$21,492	$20,258	$17,846	$18,493
9/30/2021	$20,984	$19,421	$17,304	$17,868
10/31/2021	$21,395	$20,413	$17,574	$18,228
11/30/2021	$20,638	$19,921	$16,704	$17,208
12/31/2021	$20,817	$20,718	$17,411	$17,937
1/31/2022	$17,890	$19,701	$16,324	$16,711
2/28/2022	$17,370	$19,192	$16,112	$16,562
3/31/2022	$17,293	$19,607	$16,276	$16,641
4/30/2022	$15,375	$18,038	$15,226	$15,485
5/31/2022	$14,754	$18,059	$15,085	$15,381
6/30/2022	$13,356	$16,537	$13,420	$13,656
7/31/2022	$14,551	$17,692	$14,196	$14,588
8/31/2022	$13,852	$17,040	$13,823	$13,957
9/30/2022	$11,964	$15,409	$12,297	$12,365
10/31/2022	$12,460	$16,339	$12,697	$12,919
11/30/2022	$14,031	$17,606	$13,910	$14,160
12/31/2022	$13,189	$16,913	$13,933	$14,245
1/31/2023	$14,372	$18,126	$14,937	$15,335
2/28/2023	$13,822	$17,606	$14,555	$14,959
3/31/2023	$13,989	$18,149	$14,588	$14,956
4/30/2023	$13,786	$18,410	$14,803	$15,219
5/31/2023	$13,703	$18,213	$14,392	$14,587
6/30/2023	$14,085	$19,270	$14,887	$15,028
7/31/2023	$14,097	$19,976	$15,643	$15,708
8/31/2023	$13,434	$19,417	$15,207	$15,181
9/30/2023	$12,902	$18,615	$14,634	$14,506
10/31/2023	$11,809	$18,055	$13,816	$13,649
11/30/2023	$13,643	$19,721	$15,153	$14,972
12/31/2023	$14,724	$20,669	$16,115	$16,043
1/31/2024	$13,995	$20,790	$15,839	$15,769
2/29/2024	$14,001	$21,682	$15,997	$15,815
3/31/2024	$14,163	$22,363	$16,455	$16,457
4/30/2024	$13,517	$21,625	$16,216	$15,982
5/31/2024	$14,001	$22,503	$16,741	$16,682
6/30/2024	$14,145	$23,004	$16,563	$16,201
7/31/2024	$14,903	$23,375	$17,194	$17,102
8/31/2024	$15,351	$23,969	$17,511	$17,421
9/30/2024	$15,805	$24,526	$18,037	$17,893

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch International Growth Fund
Total Net Assets	$298,071,746
# of Portfolio Holdings	60
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$4,605,068
Fund	1 Year	5 Years	10 Years
Investor Class	22.50%	3.36%	4.68%
MSCI AC World Index ex USA	25.35%	7.58%	5.22%
MSCI AC World ex USA Small Cap Index	23.25%	8.21%	6.08%
MSCI World ex USA Small Cap Index	23.36%	6.85%	5.99%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Diploma PLC	4.1%
MonotaRO Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Technology One Ltd.	3.4%
Voltronic Power Technology Corp.	3.4%
BayCurrent, Inc.	3.3%
Halma PLC	3.2%
Descartes Systems Group, Inc.	3.1%
Scout24 SE	2.9%
Definity Financial Corp.	2.8%

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	9.0%
Semiconductors	6.9%
IT Consulting & Other Services	6.2%
Interactive Media & Services	4.9%
Property & Casualty Insurance	4.3%
Asset Management & Custody Banks	4.2%
Diversified Support Services	3.5%
Drug Retail	3.4%
Electrical Components & Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch International Opportunities Fund

Institutional Class  WIIOX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$216	1.96%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains during the period, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our micro-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI AC World Index ex USA	MSCI AC World ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,000	$10,070	$10,000	$10,000
11/30/2014	$9,903	$10,239	$9,723	$9,737
12/31/2014	$9,640	$10,041	$9,602	$9,662
1/31/2015	$9,892	$9,884	$9,567	$9,576
2/28/2015	$10,107	$10,435	$10,089	$10,189
3/31/2015	$10,143	$10,273	$9,980	$10,051
4/30/2015	$10,503	$10,571	$10,576	$10,563
5/31/2015	$10,431	$10,557	$10,635	$10,626
6/30/2015	$10,467	$10,309	$10,401	$10,470
7/31/2015	$10,539	$10,398	$10,203	$10,454
8/31/2015	$9,856	$9,685	$9,634	$9,988
9/30/2015	$9,856	$9,334	$9,359	$9,629
10/31/2015	$10,071	$10,067	$9,913	$10,201
11/30/2015	$10,431	$9,984	$9,842	$10,179
12/31/2015	$10,550	$9,804	$9,852	$10,190
1/31/2016	$10,098	$9,213	$9,097	$9,414
2/29/2016	$9,910	$9,149	$9,128	$9,464
3/31/2016	$10,814	$9,827	$9,920	$10,251
4/30/2016	$10,852	$9,972	$10,197	$10,575
5/31/2016	$10,965	$9,985	$10,130	$10,588
6/30/2016	$10,965	$9,924	$9,833	$10,119
7/31/2016	$11,379	$10,352	$10,380	$10,721
8/31/2016	$11,643	$10,387	$10,355	$10,631
9/30/2016	$12,171	$10,451	$10,611	$10,929
10/31/2016	$11,794	$10,273	$10,331	$10,605
11/30/2016	$11,040	$10,351	$10,025	$10,343
12/31/2016	$11,078	$10,575	$10,237	$10,629
1/31/2017	$11,417	$10,864	$10,630	$11,012
2/28/2017	$11,455	$11,169	$10,910	$11,223
3/31/2017	$11,869	$11,305	$11,136	$11,438
4/30/2017	$12,246	$11,482	$11,470	$11,843
5/31/2017	$12,773	$11,735	$11,781	$12,232
6/30/2017	$12,849	$11,789	$11,831	$12,271
7/31/2017	$13,113	$12,118	$12,248	$12,703
8/31/2017	$13,188	$12,164	$12,381	$12,810
9/30/2017	$13,188	$12,399	$12,647	$13,161
10/31/2017	$13,263	$12,657	$12,883	$13,347
11/30/2017	$13,640	$12,902	$13,075	$13,536
12/31/2017	$14,151	$13,110	$13,477	$13,928
1/31/2018	$14,715	$13,850	$14,140	$14,578
2/28/2018	$14,272	$13,268	$13,583	$14,012
3/31/2018	$14,393	$12,984	$13,429	$13,858
4/30/2018	$14,191	$13,108	$13,585	$14,069
5/31/2018	$14,393	$13,124	$13,447	$13,970
6/30/2018	$14,433	$13,053	$13,081	$13,728
7/31/2018	$14,272	$13,447	$13,172	$13,806
8/31/2018	$14,675	$13,552	$13,044	$13,711
9/30/2018	$14,594	$13,611	$12,883	$13,611
10/31/2018	$12,659	$12,591	$11,630	$12,314
11/30/2018	$13,143	$12,776	$11,659	$12,193
12/31/2018	$12,093	$11,876	$11,024	$11,411
1/31/2019	$13,004	$12,813	$11,888	$12,379
2/28/2019	$13,542	$13,156	$12,137	$12,664
3/31/2019	$13,749	$13,322	$12,156	$12,658
4/30/2019	$14,329	$13,771	$12,424	$13,004
5/31/2019	$14,370	$12,954	$11,783	$12,321
6/30/2019	$14,909	$13,803	$12,303	$12,881
7/31/2019	$14,785	$13,843	$12,221	$12,824
8/31/2019	$14,826	$13,515	$11,869	$12,527
9/30/2019	$14,826	$13,799	$12,157	$12,846
10/31/2019	$15,406	$14,177	$12,649	$13,374
11/30/2019	$15,696	$14,523	$12,861	$13,678
12/31/2019	$16,028	$15,034	$13,496	$14,311
1/31/2020	$15,901	$14,868	$13,075	$13,897
2/29/2020	$15,095	$13,667	$11,872	$12,541
3/31/2020	$13,018	$11,822	$9,581	$10,248
4/30/2020	$14,926	$13,089	$10,746	$11,448
5/31/2020	$16,876	$13,658	$11,397	$12,250
6/30/2020	$17,258	$14,094	$11,769	$12,468
7/31/2020	$18,233	$14,840	$12,357	$12,947
8/31/2020	$19,632	$15,748	$13,170	$13,891
9/30/2020	$19,972	$15,240	$13,003	$13,730
10/31/2020	$19,929	$14,870	$12,659	$13,287
11/30/2020	$21,328	$16,703	$14,410	$15,116
12/31/2020	$22,753	$17,478	$15,418	$16,140
1/31/2021	$22,623	$17,399	$15,391	$16,099
2/28/2021	$22,753	$17,802	$15,948	$16,565
3/31/2021	$22,234	$18,277	$16,271	$16,927
4/30/2021	$23,402	$19,076	$17,018	$17,628
5/31/2021	$23,056	$19,373	$17,412	$18,024
6/30/2021	$23,186	$19,628	$17,304	$17,740
7/31/2021	$23,272	$19,764	$17,443	$18,009
8/31/2021	$24,181	$20,258	$17,846	$18,493
9/30/2021	$23,056	$19,421	$17,304	$17,868
10/31/2021	$22,969	$20,413	$17,574	$18,228
11/30/2021	$22,148	$19,921	$16,704	$17,208
12/31/2021	$22,391	$20,718	$17,411	$17,937
1/31/2022	$18,973	$19,701	$16,324	$16,711
2/28/2022	$17,784	$19,192	$16,112	$16,562
3/31/2022	$17,437	$19,607	$16,276	$16,641
4/30/2022	$15,753	$18,038	$15,226	$15,485
5/31/2022	$15,703	$18,059	$15,085	$15,381
6/30/2022	$13,524	$16,537	$13,420	$13,656
7/31/2022	$15,059	$17,692	$14,196	$14,588
8/31/2022	$14,267	$17,040	$13,823	$13,957
9/30/2022	$12,632	$15,409	$12,297	$12,365
10/31/2022	$13,078	$16,339	$12,697	$12,919
11/30/2022	$14,762	$17,606	$13,910	$14,160
12/31/2022	$14,217	$16,913	$13,933	$14,245
1/31/2023	$15,010	$18,126	$14,937	$15,335
2/28/2023	$14,267	$17,606	$14,555	$14,959
3/31/2023	$14,465	$18,149	$14,588	$14,956
4/30/2023	$14,366	$18,410	$14,803	$15,219
5/31/2023	$13,870	$18,213	$14,392	$14,587
6/30/2023	$14,316	$19,270	$14,887	$15,028
7/31/2023	$14,663	$19,976	$15,643	$15,708
8/31/2023	$14,465	$19,417	$15,207	$15,181
9/30/2023	$13,672	$18,615	$14,634	$14,506
10/31/2023	$12,979	$18,055	$13,816	$13,649
11/30/2023	$14,613	$19,721	$15,153	$14,972
12/31/2023	$15,703	$20,669	$16,115	$16,043
1/31/2024	$15,456	$20,790	$15,839	$15,769
2/29/2024	$15,604	$21,682	$15,997	$15,815
3/31/2024	$15,604	$22,363	$16,455	$16,457
4/30/2024	$14,911	$21,625	$16,216	$15,982
5/31/2024	$15,604	$22,503	$16,741	$16,682
6/30/2024	$15,257	$23,004	$16,563	$16,201
7/31/2024	$16,000	$23,375	$17,194	$17,102
8/31/2024	$16,100	$23,969	$17,511	$17,421
9/30/2024	$16,446	$24,526	$18,037	$17,893

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch International Opportunities Fund
Total Net Assets	$146,374,403
# of Portfolio Holdings	66
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,514,920
Fund	1 Year	5 Years	10 Years
Institutional Class	20.29%	2.10%	5.10%
MSCI AC World Index ex USA	25.35%	7.58%	5.22%
MSCI AC World ex USA Small Cap Index	23.25%	8.21%	6.08%
MSCI World ex USA Small Cap Index	23.36%	6.85%	5.99%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	4.5%
Vijaya Diagnostic Centre Pvt Ltd.	3.8%
Hemnet Group AB	3.8%
Nexus AG	3.4%
Pro Medicus Ltd.	3.4%
JTC PLC	3.2%
Baltic Classifieds Group PLC	3.0%
Mortgage Advice Bureau Holdings Ltd.	2.7%
AJ Bell PLC	2.5%
baudroie, Inc.	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Diversified Support Services	10.0%
Interactive Media & Services	7.7%
Health Care Technology	6.8%
Asset Management & Custody Banks	6.5%
IT Consulting & Other Services	4.4%
Commercial & Residential Mortgage Finance	4.4%
Investment Banking & Brokerage	4.2%
Research & Consulting Services	4.0%
Human Resource & Employment Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.5%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch International Opportunities Fund

Investor Class  WAIOX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$225	2.04%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains during the period, it underperformed the benchmark MSCI AC (All Country) World ex USA Small Cap Index. The underperformance was largely due to our stocks in India and Japan. Within India, we didn’t hold some higher-returning Indian stocks in the benchmark index. Within Japan, a value-oriented market that also favored large-cap stocks presented style headwinds for our micro-cap growth strategy. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI AC World Index ex USA	MSCI AC World ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,000	$10,070	$10,000	$10,000
11/30/2014	$9,903	$10,239	$9,723	$9,737
12/31/2014	$9,640	$10,041	$9,602	$9,662
1/31/2015	$9,892	$9,884	$9,567	$9,576
2/28/2015	$10,107	$10,435	$10,089	$10,189
3/31/2015	$10,143	$10,273	$9,980	$10,051
4/30/2015	$10,503	$10,571	$10,576	$10,563
5/31/2015	$10,431	$10,557	$10,635	$10,626
6/30/2015	$10,467	$10,309	$10,401	$10,470
7/31/2015	$10,539	$10,398	$10,203	$10,454
8/31/2015	$9,856	$9,685	$9,634	$9,988
9/30/2015	$9,856	$9,334	$9,359	$9,629
10/31/2015	$10,071	$10,067	$9,913	$10,201
11/30/2015	$10,431	$9,984	$9,842	$10,179
12/31/2015	$10,550	$9,804	$9,852	$10,190
1/31/2016	$10,098	$9,213	$9,097	$9,414
2/29/2016	$9,872	$9,149	$9,128	$9,464
3/31/2016	$10,776	$9,827	$9,920	$10,251
4/30/2016	$10,814	$9,972	$10,197	$10,575
5/31/2016	$10,927	$9,985	$10,130	$10,588
6/30/2016	$10,927	$9,924	$9,833	$10,119
7/31/2016	$11,304	$10,352	$10,380	$10,721
8/31/2016	$11,605	$10,387	$10,355	$10,631
9/30/2016	$12,095	$10,451	$10,611	$10,929
10/31/2016	$11,718	$10,273	$10,331	$10,605
11/30/2016	$10,965	$10,351	$10,025	$10,343
12/31/2016	$11,002	$10,575	$10,237	$10,629
1/31/2017	$11,342	$10,864	$10,630	$11,012
2/28/2017	$11,379	$11,169	$10,910	$11,223
3/31/2017	$11,794	$11,305	$11,136	$11,438
4/30/2017	$12,133	$11,482	$11,470	$11,843
5/31/2017	$12,660	$11,735	$11,781	$12,232
6/30/2017	$12,736	$11,789	$11,831	$12,271
7/31/2017	$13,037	$12,118	$12,248	$12,703
8/31/2017	$13,075	$12,164	$12,381	$12,810
9/30/2017	$13,075	$12,399	$12,647	$13,161
10/31/2017	$13,150	$12,657	$12,883	$13,347
11/30/2017	$13,527	$12,902	$13,075	$13,536
12/31/2017	$14,038	$13,110	$13,477	$13,928
1/31/2018	$14,562	$13,850	$14,140	$14,578
2/28/2018	$14,159	$13,268	$13,583	$14,012
3/31/2018	$14,280	$12,984	$13,429	$13,858
4/30/2018	$14,038	$13,108	$13,585	$14,069
5/31/2018	$14,239	$13,124	$13,447	$13,970
6/30/2018	$14,320	$13,053	$13,081	$13,728
7/31/2018	$14,159	$13,447	$13,172	$13,806
8/31/2018	$14,562	$13,552	$13,044	$13,711
9/30/2018	$14,441	$13,611	$12,883	$13,611
10/31/2018	$12,505	$12,591	$11,630	$12,314
11/30/2018	$13,029	$12,776	$11,659	$12,193
12/31/2018	$11,980	$11,876	$11,024	$11,411
1/31/2019	$12,892	$12,813	$11,888	$12,379
2/28/2019	$13,389	$13,156	$12,137	$12,664
3/31/2019	$13,596	$13,322	$12,156	$12,658
4/30/2019	$14,135	$13,771	$12,424	$13,004
5/31/2019	$14,218	$12,954	$11,783	$12,321
6/30/2019	$14,716	$13,803	$12,303	$12,881
7/31/2019	$14,591	$13,843	$12,221	$12,824
8/31/2019	$14,674	$13,515	$11,869	$12,527
9/30/2019	$14,674	$13,799	$12,157	$12,846
10/31/2019	$15,254	$14,177	$12,649	$13,374
11/30/2019	$15,545	$14,523	$12,861	$13,678
12/31/2019	$15,835	$15,034	$13,496	$14,311
1/31/2020	$15,750	$14,868	$13,075	$13,897
2/29/2020	$14,943	$13,667	$11,872	$12,541
3/31/2020	$12,863	$11,822	$9,581	$10,248
4/30/2020	$14,774	$13,089	$10,746	$11,448
5/31/2020	$16,642	$13,658	$11,397	$12,250
6/30/2020	$17,066	$14,094	$11,769	$12,468
7/31/2020	$18,000	$14,840	$12,357	$12,947
8/31/2020	$19,401	$15,748	$13,170	$13,891
9/30/2020	$19,698	$15,240	$13,003	$13,730
10/31/2020	$19,698	$14,870	$12,659	$13,287
11/30/2020	$21,057	$16,703	$14,410	$15,116
12/31/2020	$22,440	$17,478	$15,418	$16,140
1/31/2021	$22,353	$17,399	$15,391	$16,099
2/28/2021	$22,483	$17,802	$15,948	$16,565
3/31/2021	$21,963	$18,277	$16,271	$16,927
4/30/2021	$23,133	$19,076	$17,018	$17,628
5/31/2021	$22,743	$19,373	$17,412	$18,024
6/30/2021	$22,917	$19,628	$17,304	$17,740
7/31/2021	$22,960	$19,764	$17,443	$18,009
8/31/2021	$23,870	$20,258	$17,846	$18,493
9/30/2021	$22,787	$19,421	$17,304	$17,868
10/31/2021	$22,657	$20,413	$17,574	$18,228
11/30/2021	$21,877	$19,921	$16,704	$17,208
12/31/2021	$22,122	$20,718	$17,411	$17,937
1/31/2022	$18,741	$19,701	$16,324	$16,711
2/28/2022	$17,548	$19,192	$16,112	$16,562
3/31/2022	$17,200	$19,607	$16,276	$16,641
4/30/2022	$15,560	$18,038	$15,226	$15,485
5/31/2022	$15,510	$18,059	$15,085	$15,381
6/30/2022	$13,372	$16,537	$13,420	$13,656
7/31/2022	$14,864	$17,692	$14,196	$14,588
8/31/2022	$14,068	$17,040	$13,823	$13,957
9/30/2022	$12,478	$15,409	$12,297	$12,365
10/31/2022	$12,925	$16,339	$12,697	$12,919
11/30/2022	$14,565	$17,606	$13,910	$14,160
12/31/2022	$14,019	$16,913	$13,933	$14,245
1/31/2023	$14,814	$18,126	$14,937	$15,335
2/28/2023	$14,068	$17,606	$14,555	$14,959
3/31/2023	$14,267	$18,149	$14,588	$14,956
4/30/2023	$14,168	$18,410	$14,803	$15,219
5/31/2023	$13,720	$18,213	$14,392	$14,587
6/30/2023	$14,118	$19,270	$14,887	$15,028
7/31/2023	$14,466	$19,976	$15,643	$15,708
8/31/2023	$14,267	$19,417	$15,207	$15,181
9/30/2023	$13,522	$18,615	$14,634	$14,506
10/31/2023	$12,826	$18,055	$13,816	$13,649
11/30/2023	$14,416	$19,721	$15,153	$14,972
12/31/2023	$15,510	$20,669	$16,115	$16,043
1/31/2024	$15,212	$20,790	$15,839	$15,769
2/29/2024	$15,361	$21,682	$15,997	$15,815
3/31/2024	$15,361	$22,363	$16,455	$16,457
4/30/2024	$14,715	$21,625	$16,216	$15,982
5/31/2024	$15,411	$22,503	$16,741	$16,682
6/30/2024	$15,063	$23,004	$16,563	$16,201
7/31/2024	$15,759	$23,375	$17,194	$17,102
8/31/2024	$15,908	$23,969	$17,511	$17,421
9/30/2024	$16,256	$24,526	$18,037	$17,893

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch International Opportunities Fund
Total Net Assets	$146,374,403
# of Portfolio Holdings	66
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$4,514,920
Fund	1 Year	5 Years	10 Years
Investor Class	20.22%	2.07%	4.98%
MSCI AC World Index ex USA	25.35%	7.58%	5.22%
MSCI AC World ex USA Small Cap Index	23.25%	8.21%	6.08%
MSCI World ex USA Small Cap Index	23.36%	6.85%	5.99%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	4.5%
Vijaya Diagnostic Centre Pvt Ltd.	3.8%
Hemnet Group AB	3.8%
Nexus AG	3.4%
Pro Medicus Ltd.	3.4%
JTC PLC	3.2%
Baltic Classifieds Group PLC	3.0%
Mortgage Advice Bureau Holdings Ltd.	2.7%
AJ Bell PLC	2.5%
baudroie, Inc.	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Diversified Support Services	10.0%
Interactive Media & Services	7.7%
Health Care Technology	6.8%
Asset Management & Custody Banks	6.5%
IT Consulting & Other Services	4.4%
Commercial & Residential Mortgage Finance	4.4%
Investment Banking & Brokerage	4.2%
Research & Consulting Services	4.0%
Human Resource & Employment Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.5%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch International Select Fund

Institutional Class  WGISX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.90%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it still underperformed the benchmark MSCI EAFE Index. The underperformance was largely due to our stock selection in Japan. Within Japan, a value-oriented market also favored large-cap stocks for much of the period. This presented style headwinds for the Fund, which tends to focus on growth companies that are further down the market-cap spectrum. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI AC World Index ex USA	MSCI EAFE Index	MSCI EAFE Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,500	$10,349	$10,359	$10,407
11/30/2019	$10,970	$10,440	$10,476	$10,705
12/31/2019	$11,200	$10,892	$10,817	$11,016
1/31/2020	$11,040	$10,600	$10,591	$10,891
2/29/2020	$10,370	$9,762	$9,633	$9,915
3/31/2020	$9,520	$8,348	$8,348	$8,589
4/30/2020	$10,350	$8,981	$8,887	$9,408
5/31/2020	$11,530	$9,275	$9,274	$10,143
6/30/2020	$11,800	$9,694	$9,590	$10,394
7/31/2020	$12,200	$10,126	$9,813	$10,876
8/31/2020	$12,800	$10,560	$10,318	$11,494
9/30/2020	$12,690	$10,300	$10,049	$11,435
10/31/2020	$12,390	$10,079	$9,648	$11,106
11/30/2020	$13,790	$11,434	$11,144	$12,389
12/31/2020	$14,320	$12,053	$11,662	$13,015
1/31/2021	$13,880	$12,079	$11,538	$12,873
2/28/2021	$13,600	$12,318	$11,796	$12,650
3/31/2021	$13,380	$12,474	$12,068	$12,850
4/30/2021	$14,300	$12,841	$12,431	$13,483
5/31/2021	$14,470	$13,242	$12,836	$13,818
6/30/2021	$14,640	$13,157	$12,692	$13,841
7/31/2021	$15,180	$12,940	$12,787	$14,088
8/31/2021	$15,970	$13,186	$13,013	$14,362
9/30/2021	$15,100	$12,764	$12,635	$13,736
10/31/2021	$15,470	$13,068	$12,946	$14,017
11/30/2021	$15,040	$12,480	$12,343	$13,504
12/31/2021	$15,090	$12,996	$12,975	$13,928
1/31/2022	$12,630	$12,517	$12,348	$12,185
2/28/2022	$12,340	$12,269	$12,130	$11,964
3/31/2022	$12,160	$12,288	$12,208	$12,005
4/30/2022	$10,980	$11,517	$11,418	$10,959
5/31/2022	$10,690	$11,599	$11,504	$10,789
6/30/2022	$9,880	$10,602	$10,436	$9,746
7/31/2022	$11,140	$10,965	$10,957	$10,467
8/31/2022	$10,220	$10,612	$10,436	$9,860
9/30/2022	$9,010	$9,551	$9,460	$8,785
10/31/2022	$9,720	$9,837	$9,969	$9,217
11/30/2022	$10,620	$10,998	$11,091	$10,192
12/31/2022	$9,860	$10,916	$11,100	$10,051
1/31/2023	$10,980	$11,801	$11,999	$10,938
2/28/2023	$10,640	$11,387	$11,749	$10,651
3/31/2023	$10,990	$11,665	$12,040	$11,034
4/30/2023	$11,020	$11,868	$12,380	$11,245
5/31/2023	$11,040	$11,436	$11,856	$10,927
6/30/2023	$11,580	$11,950	$12,396	$11,129
7/31/2023	$11,620	$12,435	$12,797	$11,567
8/31/2023	$11,050	$11,874	$12,306	$11,076
9/30/2023	$10,430	$11,499	$11,886	$10,431
10/31/2023	$9,740	$11,024	$11,404	$9,812
11/30/2023	$11,140	$12,017	$12,463	$10,983
12/31/2023	$12,030	$12,620	$13,125	$11,773
1/31/2024	$11,510	$12,495	$13,200	$11,647
2/29/2024	$11,730	$12,811	$13,442	$12,012
3/31/2024	$11,930	$13,212	$13,884	$12,266
4/30/2024	$11,040	$12,975	$13,528	$11,673
5/31/2024	$11,600	$13,351	$14,052	$12,022
6/30/2024	$11,470	$13,339	$13,826	$11,820
7/31/2024	$12,110	$13,647	$14,231	$12,173
8/31/2024	$12,620	$14,036	$14,694	$12,688
9/30/2024	$12,810	$14,414	$14,830	$13,029

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch International Select Fund
Total Net Assets	$3,967,335
# of Portfolio Holdings	31
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$0
Fund	1 Year	Since Inception 10/1/19
Institutional Class	22.82%	5.08%
MSCI AC World Index ex USA	25.35%	7.58%
MSCI EAFE Index	24.77%	8.20%
MSCI EAFE Mid Cap Growth Index	24.90%	5.43%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.1%
Halma PLC	6.0%
Definity Financial Corp.	5.3%
REA Group Ltd.	5.0%
Assa Abloy AB B	5.0%
FirstService Corp.	4.7%
Scout24 SE	4.6%
Spotify Technology SA	4.2%
Descartes Systems Group, Inc.	4.2%
BayCurrent, Inc.	3.9%

Top 10 Industries (%)

Industry	Value
Application Software	11.5%
Interactive Media & Services	9.6%
Building Products	7.3%
Broadline Retail	6.1%
Research & Consulting Services	6.1%
Electronic Equipment & Instruments	6.0%
Property & Casualty Insurance	5.3%
Real Estate Services	4.7%
Movies & Entertainment	4.2%
Asset Management & Custody Banks	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.8%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch International Select Fund

Investor Class  WAISX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.30%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, international equities experienced large gains. Hopes that many central banks may be nearing the end of their monetary tightening cycles helped drive stocks higher.

While the Fund had significant gains, it still underperformed the benchmark MSCI EAFE Index. The underperformance was largely due to our stock selection in Japan. Within Japan, a value-oriented market also favored large-cap stocks for much of the period. This presented style headwinds for the Fund, which tends to focus on growth companies that are further down the market-cap spectrum. While those stylistic trends in Japan were a headwind for our relative performance during much of the period, those headwinds began to abate in the third quarter of 2024. Given the strong fundamentals many of our Japanese businesses have produced, we like the return potential of these stocks going forward, particularly if stylistic trends are no longer a headwind.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI AC World Index ex USA	MSCI EAFE Index	MSCI EAFE Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,500	$10,349	$10,359	$10,407
11/30/2019	$10,960	$10,440	$10,476	$10,705
12/31/2019	$11,200	$10,892	$10,817	$11,016
1/31/2020	$11,020	$10,600	$10,591	$10,891
2/29/2020	$10,350	$9,762	$9,633	$9,915
3/31/2020	$9,470	$8,348	$8,348	$8,589
4/30/2020	$10,290	$8,981	$8,887	$9,408
5/31/2020	$11,470	$9,275	$9,274	$10,143
6/30/2020	$11,740	$9,694	$9,590	$10,394
7/31/2020	$12,130	$10,126	$9,813	$10,876
8/31/2020	$12,730	$10,560	$10,318	$11,494
9/30/2020	$12,610	$10,300	$10,049	$11,435
10/31/2020	$12,310	$10,079	$9,648	$11,106
11/30/2020	$13,700	$11,434	$11,144	$12,389
12/31/2020	$14,230	$12,053	$11,662	$13,015
1/31/2021	$13,790	$12,079	$11,538	$12,873
2/28/2021	$13,510	$12,318	$11,796	$12,650
3/31/2021	$13,280	$12,474	$12,068	$12,850
4/30/2021	$14,190	$12,841	$12,431	$13,483
5/31/2021	$14,350	$13,242	$12,836	$13,818
6/30/2021	$14,520	$13,157	$12,692	$13,841
7/31/2021	$15,050	$12,940	$12,787	$14,088
8/31/2021	$15,830	$13,186	$13,013	$14,362
9/30/2021	$14,960	$12,764	$12,635	$13,736
10/31/2021	$15,320	$13,068	$12,946	$14,017
11/30/2021	$14,890	$12,480	$12,343	$13,504
12/31/2021	$14,940	$12,996	$12,975	$13,928
1/31/2022	$12,500	$12,517	$12,348	$12,185
2/28/2022	$12,210	$12,269	$12,130	$11,964
3/31/2022	$12,030	$12,288	$12,208	$12,005
4/30/2022	$10,860	$11,517	$11,418	$10,959
5/31/2022	$10,570	$11,599	$11,504	$10,789
6/30/2022	$9,770	$10,602	$10,436	$9,746
7/31/2022	$11,000	$10,965	$10,957	$10,467
8/31/2022	$10,090	$10,612	$10,436	$9,860
9/30/2022	$8,900	$9,551	$9,460	$8,785
10/31/2022	$9,600	$9,837	$9,969	$9,217
11/30/2022	$10,480	$10,998	$11,091	$10,192
12/31/2022	$9,730	$10,916	$11,100	$10,051
1/31/2023	$10,830	$11,801	$11,999	$10,938
2/28/2023	$10,490	$11,387	$11,749	$10,651
3/31/2023	$10,820	$11,665	$12,040	$11,034
4/30/2023	$10,850	$11,868	$12,380	$11,245
5/31/2023	$10,870	$11,436	$11,856	$10,927
6/30/2023	$11,400	$11,950	$12,396	$11,129
7/31/2023	$11,430	$12,435	$12,797	$11,567
8/31/2023	$10,860	$11,874	$12,306	$11,076
9/30/2023	$10,250	$11,499	$11,886	$10,431
10/31/2023	$9,570	$11,024	$11,404	$9,812
11/30/2023	$10,950	$12,017	$12,463	$10,983
12/31/2023	$11,820	$12,620	$13,125	$11,773
1/31/2024	$11,300	$12,495	$13,200	$11,647
2/29/2024	$11,510	$12,811	$13,442	$12,012
3/31/2024	$11,700	$13,212	$13,884	$12,266
4/30/2024	$10,830	$12,975	$13,528	$11,673
5/31/2024	$11,370	$13,351	$14,052	$12,022
6/30/2024	$11,240	$13,339	$13,826	$11,820
7/31/2024	$11,870	$13,647	$14,231	$12,173
8/31/2024	$12,360	$14,036	$14,694	$12,688
9/30/2024	$12,550	$14,414	$14,830	$13,029

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch International Select Fund
Total Net Assets	$3,967,335
# of Portfolio Holdings	31
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$0
Fund	1 Year	Since Inception 10/1/19
Investor Class	22.44%	4.65%
MSCI AC World Index ex USA	25.35%	7.58%
MSCI EAFE Index	24.77%	8.20%
MSCI EAFE Mid Cap Growth Index	24.90%	5.43%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.1%
Halma PLC	6.0%
Definity Financial Corp.	5.3%
REA Group Ltd.	5.0%
Assa Abloy AB B	5.0%
FirstService Corp.	4.7%
Scout24 SE	4.6%
Spotify Technology SA	4.2%
Descartes Systems Group, Inc.	4.2%
BayCurrent, Inc.	3.9%

Top 10 Industries (%)

Industry	Value
Application Software	11.5%
Interactive Media & Services	9.6%
Building Products	7.3%
Broadline Retail	6.1%
Research & Consulting Services	6.1%
Electronic Equipment & Instruments	6.0%
Property & Casualty Insurance	5.3%
Real Estate Services	4.7%
Movies & Entertainment	4.2%
Asset Management & Custody Banks	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.8%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Long/Short Alpha Fund

Institutional Class  WGLSX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$242	2.07%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, small-caps were up sharply, supported by a consensus view that the U.S. economy may achieve a soft landing and that interest-rate cuts could soon be on the way. The Federal Reserve eventually met those expectations when it lowered its benchmark federal-funds rate in September.

We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk and keep the Fund’s volatility lower than that of the benchmark. As might be expected in the period’s strong up market, the Fund’s long positions drove its return, and it outperformed the benchmark Russell 2500™ Index—despite an overall loss from the portfolio’s short positions. Among industry groups, the Fund’s long positions posted gains in all but two segments, with the highest contributions coming from pharmaceuticals biotechnology & life sciences and health care equipment & services. On the short side, performance among industry groups was mixed, with capital goods and consumer services detracting the most.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2500™ Index	FTSE U.S. 3-Month Treasury Bill Index
9/30/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,640	$10,676	$10,490	$10,000
11/30/2021	$10,820	$10,514	$10,053	$10,001
12/31/2021	$11,230	$10,928	$10,382	$10,001
1/31/2022	$10,290	$10,285	$9,518	$10,002
2/28/2022	$10,110	$10,026	$9,625	$10,002
3/31/2022	$10,040	$10,351	$9,778	$10,004
4/30/2022	$9,710	$9,422	$8,945	$10,007
5/31/2022	$9,600	$9,409	$8,976	$10,012
6/30/2022	$9,130	$8,622	$8,118	$10,018
7/31/2022	$9,970	$9,431	$8,958	$10,029
8/31/2022	$9,580	$9,079	$8,720	$10,044
9/30/2022	$9,030	$8,237	$7,889	$10,063
10/31/2022	$9,910	$8,913	$8,646	$10,088
11/30/2022	$10,590	$9,378	$9,011	$10,117
12/31/2022	$10,310	$8,829	$8,475	$10,151
1/31/2023	$10,860	$9,437	$9,323	$10,189
2/28/2023	$10,760	$9,216	$9,104	$10,224
3/31/2023	$10,760	$9,463	$8,763	$10,265
4/30/2023	$10,710	$9,564	$8,648	$10,306
5/31/2023	$10,590	$9,601	$8,497	$10,350
6/30/2023	$11,110	$10,256	$9,220	$10,394
7/31/2023	$11,311	$10,624	$9,679	$10,441
8/31/2023	$11,891	$10,419	$9,299	$10,490
9/30/2023	$11,571	$9,923	$8,779	$10,537
10/31/2023	$10,990	$9,660	$8,246	$10,587
11/30/2023	$11,951	$10,560	$8,989	$10,635
12/31/2023	$13,192	$11,121	$9,952	$10,685
1/31/2024	$13,182	$11,244	$9,692	$10,735
2/29/2024	$14,534	$11,852	$10,219	$10,782
3/31/2024	$14,614	$12,235	$10,640	$10,832
4/30/2024	$13,893	$11,696	$9,928	$10,880
5/31/2024	$14,253	$12,249	$10,341	$10,931
6/30/2024	$14,183	$12,628	$10,186	$10,980
7/31/2024	$15,114	$12,863	$10,942	$11,031
8/31/2024	$15,304	$13,143	$10,914	$11,082
9/30/2024	$15,454	$13,415	$11,077	$11,131

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Long/Short Alpha Fund
Total Net Assets	$78,870,114
# of Portfolio Holdings	56
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$726,519
Fund	1 Year	Since Inception 10/1/21
Institutional Class	33.56%	15.62%
Russell 3000® Index	35.19%	10.29%
Russell 2500™ Index	26.17%	3.47%
FTSE U.S. 3-Month Treasury Bill Index	5.63%	3.63%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.0%
Guidewire Software, Inc.	3.9%
Kadant, Inc.	3.7%
Floor & Decor Holdings, Inc. A	3.2%
HealthEquity, Inc.	3.2%
Hamilton Lane, Inc. A	3.1%
Roper Technologies, Inc.	2.9%
National Storage Affiliates Trust	2.9%
RBC Bearings, Inc.	2.9%
Morningstar, Inc.	2.8%

Top 10 Industries (%)

Industry	Value
Application Software	14.8%
Industrial Machinery & Supplies & Components	6.5%
Financial Exchanges & Data	5.0%
Health Care Facilities	4.0%
Health Care Services	4.0%
Electronic Manufacturing Services	3.4%
Home Improvement Retail	3.2%
Biotechnology	3.2%
Managed Health Care	3.2%
Pharmaceuticals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	109.8%
Warrants	0.1%
Other Assets and Liabilities, Net	(9.9%)
Total	100.0%

All tables above exclude securities sold short.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Long/Short Alpha Fund

Investor Class  WALSX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$258	2.21%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, small-caps were up sharply, supported by a consensus view that the U.S. economy may achieve a soft landing and that interest-rate cuts could soon be on the way. The Federal Reserve eventually met those expectations when it lowered its benchmark federal-funds rate in September.

We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk and keep the Fund’s volatility lower than that of the benchmark. As might be expected in the period’s strong up market, the Fund’s long positions drove its return, and it outperformed the benchmark Russell 2500™ Index—despite an overall loss from the portfolio’s short positions. Among industry groups, the Fund’s long positions posted gains in all but two segments, with the highest contributions coming from pharmaceuticals biotechnology & life sciences and health care equipment & services. On the short side, performance among industry groups was mixed, with capital goods and consumer services detracting the most.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2500™ Index	FTSE U.S. 3-Month Treasury Bill Index
9/30/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,640	$10,676	$10,490	$10,000
11/30/2021	$10,820	$10,514	$10,053	$10,001
12/31/2021	$11,220	$10,928	$10,382	$10,001
1/31/2022	$10,290	$10,285	$9,518	$10,002
2/28/2022	$10,110	$10,026	$9,625	$10,002
3/31/2022	$10,040	$10,351	$9,778	$10,004
4/30/2022	$9,700	$9,422	$8,945	$10,007
5/31/2022	$9,590	$9,409	$8,976	$10,012
6/30/2022	$9,110	$8,622	$8,118	$10,018
7/31/2022	$9,960	$9,431	$8,958	$10,029
8/31/2022	$9,570	$9,079	$8,720	$10,044
9/30/2022	$9,010	$8,237	$7,889	$10,063
10/31/2022	$9,890	$8,913	$8,646	$10,088
11/30/2022	$10,570	$9,378	$9,011	$10,117
12/31/2022	$10,280	$8,829	$8,475	$10,151
1/31/2023	$10,830	$9,437	$9,323	$10,189
2/28/2023	$10,730	$9,216	$9,104	$10,224
3/31/2023	$10,730	$9,463	$8,763	$10,265
4/30/2023	$10,680	$9,564	$8,648	$10,306
5/31/2023	$10,550	$9,601	$8,497	$10,350
6/30/2023	$11,070	$10,256	$9,220	$10,394
7/31/2023	$11,271	$10,624	$9,679	$10,441
8/31/2023	$11,841	$10,419	$9,299	$10,490
9/30/2023	$11,521	$9,923	$8,779	$10,537
10/31/2023	$10,940	$9,660	$8,246	$10,587
11/30/2023	$11,891	$10,560	$8,989	$10,635
12/31/2023	$13,132	$11,121	$9,952	$10,685
1/31/2024	$13,112	$11,244	$9,692	$10,735
2/29/2024	$14,464	$11,852	$10,219	$10,782
3/31/2024	$14,544	$12,235	$10,640	$10,832
4/30/2024	$13,823	$11,696	$9,928	$10,880
5/31/2024	$14,183	$12,249	$10,341	$10,931
6/30/2024	$14,113	$12,628	$10,186	$10,980
7/31/2024	$15,034	$12,863	$10,942	$11,031
8/31/2024	$15,224	$13,143	$10,914	$11,082
9/30/2024	$15,374	$13,415	$11,077	$11,131

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Long/Short Alpha Fund
Total Net Assets	$78,870,114
# of Portfolio Holdings	56
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$726,519
Fund	1 Year	Since Inception 10/1/21
Investor Class	33.45%	15.42%
Russell 3000® Index	35.19%	10.29%
Russell 2500™ Index	26.17%	3.47%
FTSE U.S. 3-Month Treasury Bill Index	5.63%	3.63%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.0%
Guidewire Software, Inc.	3.9%
Kadant, Inc.	3.7%
Floor & Decor Holdings, Inc. A	3.2%
HealthEquity, Inc.	3.2%
Hamilton Lane, Inc. A	3.1%
Roper Technologies, Inc.	2.9%
National Storage Affiliates Trust	2.9%
RBC Bearings, Inc.	2.9%
Morningstar, Inc.	2.8%

Top 10 Industries (%)

Industry	Value
Application Software	14.8%
Industrial Machinery & Supplies & Components	6.5%
Financial Exchanges & Data	5.0%
Health Care Facilities	4.0%
Health Care Services	4.0%
Electronic Manufacturing Services	3.4%
Home Improvement Retail	3.2%
Biotechnology	3.2%
Managed Health Care	3.2%
Pharmaceuticals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	109.8%
Warrants	0.1%
Other Assets and Liabilities, Net	(9.9%)
Total	100.0%

All tables above exclude securities sold short.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Micro Cap Fund

Institutional Class  WGICX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$185	1.59%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, micro-cap equities performed well amid rebounds in health care, signs of a still-robust economy and growing expectations that the Federal Reserve would cut interest rates toward the end of 2024, which it eventually did in September.

Amid this backdrop, the Fund outperformed the benchmark Russell Microcap® Growth Index, due in part to maintaining a balanced and diversified portfolio positioned for various economic outcomes—for example, balancing defensive health-care companies with more cyclical consumer and industrial names. Our goal is not to force our investments to fit any macro theme. Instead, we let our company-specific research drive our investments. During the period, the Fund’s stock selection in the information-technology and health-care sectors provided the largest source of outperformance compared to the benchmark, while its holdings in consumer discretionary and industrials didn’t keep pace and detracted.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,516	$10,275	$10,569
11/30/2014	$10,571	$10,524	$10,665
12/31/2014	$10,970	$10,524	$11,291
1/31/2015	$10,601	$10,231	$10,920
2/28/2015	$11,368	$10,824	$11,595
3/31/2015	$11,723	$10,713	$11,923
4/30/2015	$11,368	$10,762	$11,584
5/31/2015	$11,453	$10,911	$12,188
6/30/2015	$11,666	$10,728	$12,530
7/31/2015	$11,567	$10,908	$12,290
8/31/2015	$10,771	$10,249	$11,349
9/30/2015	$10,245	$9,951	$10,368
10/31/2015	$10,572	$10,736	$11,017
11/30/2015	$11,112	$10,796	$11,535
12/31/2015	$10,847	$10,574	$10,856
1/31/2016	$9,689	$9,978	$9,333
2/29/2016	$9,508	$9,975	$9,243
3/31/2016	$10,301	$10,677	$9,902
4/30/2016	$10,533	$10,743	$10,143
5/31/2016	$10,681	$10,935	$10,409
6/30/2016	$10,963	$10,958	$10,216
7/31/2016	$11,475	$11,393	$10,769
8/31/2016	$11,591	$11,422	$10,982
9/30/2016	$11,889	$11,440	$11,433
10/31/2016	$11,310	$11,192	$10,507
11/30/2016	$11,806	$11,693	$11,377
12/31/2016	$11,692	$11,921	$11,600
1/31/2017	$12,053	$12,145	$11,473
2/28/2017	$12,180	$12,597	$11,709
3/31/2017	$12,541	$12,606	$11,906
4/30/2017	$12,848	$12,739	$12,037
5/31/2017	$12,884	$12,870	$11,884
6/30/2017	$13,661	$12,986	$12,536
7/31/2017	$14,041	$13,231	$12,467
8/31/2017	$14,041	$13,256	$12,566
9/30/2017	$14,872	$13,579	$13,408
10/31/2017	$15,125	$13,876	$13,234
11/30/2017	$15,703	$14,297	$13,498
12/31/2017	$15,908	$14,440	$13,532
1/31/2018	$16,366	$15,201	$13,918
2/28/2018	$16,199	$14,641	$13,597
3/31/2018	$16,761	$14,347	$13,666
4/30/2018	$16,865	$14,402	$13,788
5/31/2018	$18,364	$14,808	$14,834
6/30/2018	$18,968	$14,905	$14,997
7/31/2018	$18,864	$15,400	$14,990
8/31/2018	$21,155	$15,940	$16,041
9/30/2018	$20,530	$15,967	$15,470
10/31/2018	$18,156	$14,791	$13,378
11/30/2018	$18,364	$15,087	$13,313
12/31/2018	$16,317	$13,683	$11,613
1/31/2019	$18,087	$14,858	$12,821
2/28/2019	$19,340	$15,380	$13,672
3/31/2019	$19,395	$15,605	$13,471
4/30/2019	$20,403	$16,228	$13,591
5/31/2019	$19,695	$15,178	$12,721
6/30/2019	$20,784	$16,244	$13,529
7/31/2019	$21,057	$16,485	$13,197
8/31/2019	$20,730	$16,149	$12,426
9/30/2019	$20,294	$16,433	$12,169
10/31/2019	$20,757	$16,786	$12,465
11/30/2019	$21,983	$17,424	$13,415
12/31/2019	$23,207	$17,928	$14,322
1/31/2020	$23,573	$17,908	$14,040
2/29/2020	$22,080	$16,442	$13,298
3/31/2020	$17,451	$14,181	$10,513
4/30/2020	$21,167	$16,059	$12,500
5/31/2020	$24,365	$16,918	$13,717
6/30/2020	$25,918	$17,304	$14,596
7/31/2020	$27,532	$18,287	$15,052
8/31/2020	$29,207	$19,612	$15,871
9/30/2020	$29,085	$18,898	$15,480
10/31/2020	$29,329	$18,490	$15,251
11/30/2020	$34,446	$20,739	$18,544
12/31/2020	$38,196	$21,672	$20,069
1/31/2021	$40,128	$21,576	$22,651
2/28/2021	$43,961	$22,250	$24,212
3/31/2021	$42,383	$23,048	$23,453
4/30/2021	$43,607	$24,236	$23,245
5/31/2021	$42,254	$24,346	$22,752
6/30/2021	$43,703	$24,947	$24,198
7/31/2021	$42,190	$25,369	$22,531
8/31/2021	$42,093	$26,092	$23,135
9/30/2021	$40,418	$24,921	$21,999
10/31/2021	$41,964	$26,607	$22,221
11/30/2021	$40,128	$26,202	$20,780
12/31/2021	$40,208	$27,234	$20,246
1/31/2022	$34,342	$25,631	$17,308
2/28/2022	$33,400	$24,986	$17,325
3/31/2022	$32,544	$25,796	$17,471
4/30/2022	$28,390	$23,481	$15,022
5/31/2022	$27,833	$23,450	$14,661
6/30/2022	$25,478	$21,488	$13,557
7/31/2022	$27,619	$23,504	$15,149
8/31/2022	$27,748	$22,627	$15,273
9/30/2022	$24,493	$20,528	$13,848
10/31/2022	$25,906	$22,212	$14,975
11/30/2022	$25,350	$23,371	$14,845
12/31/2022	$23,937	$22,003	$14,221
1/31/2023	$27,063	$23,518	$15,651
2/28/2023	$26,977	$22,968	$15,220
3/31/2023	$26,506	$23,583	$14,329
4/30/2023	$25,307	$23,834	$14,134
5/31/2023	$26,163	$23,927	$14,490
6/30/2023	$28,219	$25,560	$15,239
7/31/2023	$29,461	$26,477	$15,497
8/31/2023	$28,390	$25,966	$14,517
9/30/2023	$25,992	$24,729	$13,418
10/31/2023	$23,680	$24,073	$12,287
11/30/2023	$26,206	$26,318	$13,649
12/31/2023	$29,332	$27,714	$15,516
1/31/2024	$28,775	$28,021	$15,011
2/29/2024	$31,602	$29,538	$16,335
3/31/2024	$32,501	$30,491	$16,541
4/30/2024	$30,360	$29,149	$15,205
5/31/2024	$31,987	$30,526	$15,999
6/30/2024	$31,687	$31,471	$15,619
7/31/2024	$34,642	$32,056	$17,212
8/31/2024	$34,214	$32,754	$16,885
9/30/2024	$34,556	$33,432	$16,957

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Micro Cap Fund
Total Net Assets	$681,895,383
# of Portfolio Holdings	73
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,345,940
Fund	1 Year	5 Years	10 Years
Institutional Class	32.95%	11.23%	13.20%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Microcap® Growth Index	26.38%	6.86%	5.42%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Esquire Financial Holdings, Inc.	3.6%
Pennant Group, Inc.	3.2%
Addus HomeCare Corp.	3.1%
GCM Grosvenor, Inc. A	3.1%
Agilysys, Inc.	2.4%
Weave Communications, Inc.	2.3%
Grid Dynamics Holdings, Inc.	2.3%
Mama's Creations, Inc.	2.3%
UFP Technologies, Inc.	2.2%
Veeco Instruments, Inc.	2.1%

Top 10 Industries (%)

Industry	Value
Application Software	7.4%
Health Care Services	7.3%
Biotechnology	5.7%
Industrial Machinery & Supplies & Components	5.0%
Packaged Foods & Meats	4.8%
Construction & Engineering	4.0%
Electronic Equipment & Instruments	3.8%
Semiconductor Materials & Equipment	3.6%
Regional Banks	3.6%
Health Care Supplies	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.7%
Preferred Stocks	1.3%
Warrants	0.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Micro Cap Fund

Investor Class  WMICX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.66%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, micro-cap equities performed well amid rebounds in health care, signs of a still-robust economy and growing expectations that the Federal Reserve would cut interest rates toward the end of 2024, which it eventually did in September.

Amid this backdrop, the Fund outperformed the benchmark Russell Microcap® Growth Index, due in part to maintaining a balanced and diversified portfolio positioned for various economic outcomes—for example, balancing defensive health-care companies with more cyclical consumer and industrial names. Our goal is not to force our investments to fit any macro theme. Instead, we let our company-specific research drive our investments. During the period, the Fund’s stock selection in the information-technology and health-care sectors provided the largest source of outperformance compared to the benchmark, while its holdings in consumer discretionary and industrials didn’t keep pace and detracted.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell Microcap® Growth Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,516	$10,275	$10,569
11/30/2014	$10,571	$10,524	$10,665
12/31/2014	$10,970	$10,524	$11,291
1/31/2015	$10,601	$10,231	$10,920
2/28/2015	$11,368	$10,824	$11,595
3/31/2015	$11,723	$10,713	$11,923
4/30/2015	$11,368	$10,762	$11,584
5/31/2015	$11,453	$10,911	$12,188
6/30/2015	$11,666	$10,728	$12,530
7/31/2015	$11,567	$10,908	$12,290
8/31/2015	$10,771	$10,249	$11,349
9/30/2015	$10,245	$9,951	$10,368
10/31/2015	$10,572	$10,736	$11,017
11/30/2015	$11,112	$10,796	$11,535
12/31/2015	$10,847	$10,574	$10,856
1/31/2016	$9,689	$9,978	$9,333
2/29/2016	$9,508	$9,975	$9,243
3/31/2016	$10,301	$10,677	$9,902
4/30/2016	$10,533	$10,743	$10,143
5/31/2016	$10,681	$10,935	$10,409
6/30/2016	$10,963	$10,958	$10,216
7/31/2016	$11,475	$11,393	$10,769
8/31/2016	$11,591	$11,422	$10,982
9/30/2016	$11,889	$11,440	$11,433
10/31/2016	$11,310	$11,192	$10,507
11/30/2016	$11,806	$11,693	$11,377
12/31/2016	$11,692	$11,921	$11,600
1/31/2017	$12,053	$12,145	$11,473
2/28/2017	$12,180	$12,597	$11,709
3/31/2017	$12,541	$12,606	$11,906
4/30/2017	$12,848	$12,739	$12,037
5/31/2017	$12,884	$12,870	$11,884
6/30/2017	$13,661	$12,986	$12,536
7/31/2017	$14,041	$13,231	$12,467
8/31/2017	$14,041	$13,256	$12,566
9/30/2017	$14,872	$13,579	$13,408
10/31/2017	$15,125	$13,876	$13,234
11/30/2017	$15,703	$14,297	$13,498
12/31/2017	$15,908	$14,440	$13,532
1/31/2018	$16,366	$15,201	$13,918
2/28/2018	$16,199	$14,641	$13,597
3/31/2018	$16,761	$14,347	$13,666
4/30/2018	$16,865	$14,402	$13,788
5/31/2018	$18,364	$14,808	$14,834
6/30/2018	$18,968	$14,905	$14,997
7/31/2018	$18,864	$15,400	$14,990
8/31/2018	$21,155	$15,940	$16,041
9/30/2018	$20,530	$15,967	$15,470
10/31/2018	$18,156	$14,791	$13,378
11/30/2018	$18,364	$15,087	$13,313
12/31/2018	$16,317	$13,683	$11,613
1/31/2019	$18,087	$14,858	$12,821
2/28/2019	$19,340	$15,380	$13,672
3/31/2019	$19,395	$15,605	$13,471
4/30/2019	$20,403	$16,228	$13,591
5/31/2019	$19,695	$15,178	$12,721
6/30/2019	$20,784	$16,244	$13,529
7/31/2019	$21,057	$16,485	$13,197
8/31/2019	$20,730	$16,149	$12,426
9/30/2019	$20,294	$16,433	$12,169
10/31/2019	$20,757	$16,786	$12,465
11/30/2019	$21,983	$17,424	$13,415
12/31/2019	$23,207	$17,928	$14,322
1/31/2020	$23,573	$17,908	$14,040
2/29/2020	$22,080	$16,442	$13,298
3/31/2020	$17,451	$14,181	$10,513
4/30/2020	$21,197	$16,059	$12,500
5/31/2020	$24,395	$16,918	$13,717
6/30/2020	$25,948	$17,304	$14,596
7/31/2020	$27,563	$18,287	$15,052
8/31/2020	$29,238	$19,612	$15,871
9/30/2020	$29,116	$18,898	$15,480
10/31/2020	$29,359	$18,490	$15,251
11/30/2020	$34,476	$20,739	$18,544
12/31/2020	$38,225	$21,672	$20,069
1/31/2021	$40,189	$21,576	$22,651
2/28/2021	$44,021	$22,250	$24,212
3/31/2021	$42,411	$23,048	$23,453
4/30/2021	$43,635	$24,236	$23,245
5/31/2021	$42,282	$24,346	$22,752
6/30/2021	$43,731	$24,947	$24,198
7/31/2021	$42,218	$25,369	$22,531
8/31/2021	$42,121	$26,092	$23,135
9/30/2021	$40,415	$24,921	$21,999
10/31/2021	$41,992	$26,607	$22,221
11/30/2021	$40,157	$26,202	$20,780
12/31/2021	$40,236	$27,234	$20,246
1/31/2022	$34,329	$25,631	$17,308
2/28/2022	$33,430	$24,986	$17,325
3/31/2022	$32,531	$25,796	$17,471
4/30/2022	$28,422	$23,481	$15,022
5/31/2022	$27,823	$23,450	$14,661
6/30/2022	$25,469	$21,488	$13,557
7/31/2022	$27,652	$23,504	$15,149
8/31/2022	$27,737	$22,627	$15,273
9/30/2022	$24,484	$20,528	$13,848
10/31/2022	$25,897	$22,212	$14,975
11/30/2022	$25,340	$23,371	$14,845
12/31/2022	$23,885	$22,003	$14,221
1/31/2023	$27,052	$23,518	$15,651
2/28/2023	$26,967	$22,968	$15,220
3/31/2023	$26,496	$23,583	$14,329
4/30/2023	$25,297	$23,834	$14,134
5/31/2023	$26,154	$23,927	$14,490
6/30/2023	$28,208	$25,560	$15,239
7/31/2023	$29,407	$26,477	$15,497
8/31/2023	$28,337	$25,966	$14,517
9/30/2023	$25,982	$24,729	$13,418
10/31/2023	$23,628	$24,073	$12,287
11/30/2023	$26,196	$26,318	$13,649
12/31/2023	$29,278	$27,714	$15,516
1/31/2024	$28,722	$28,021	$15,011
2/29/2024	$31,590	$29,538	$16,335
3/31/2024	$32,446	$30,491	$16,541
4/30/2024	$30,348	$29,149	$15,205
5/31/2024	$31,932	$30,526	$15,999
6/30/2024	$31,633	$31,471	$15,619
7/31/2024	$34,586	$32,056	$17,212
8/31/2024	$34,158	$32,754	$16,885
9/30/2024	$34,500	$33,432	$16,957

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Micro Cap Fund
Total Net Assets	$681,895,383
# of Portfolio Holdings	73
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,345,940
Fund	1 Year	5 Years	10 Years
Investor Class	32.78%	11.20%	13.18%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Microcap® Growth Index	26.38%	6.86%	5.42%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Esquire Financial Holdings, Inc.	3.6%
Pennant Group, Inc.	3.2%
Addus HomeCare Corp.	3.1%
GCM Grosvenor, Inc. A	3.1%
Agilysys, Inc.	2.4%
Weave Communications, Inc.	2.3%
Grid Dynamics Holdings, Inc.	2.3%
Mama's Creations, Inc.	2.3%
UFP Technologies, Inc.	2.2%
Veeco Instruments, Inc.	2.1%

Top 10 Industries (%)

Industry	Value
Application Software	7.4%
Health Care Services	7.3%
Biotechnology	5.7%
Industrial Machinery & Supplies & Components	5.0%
Packaged Foods & Meats	4.8%
Construction & Engineering	4.0%
Electronic Equipment & Instruments	3.8%
Semiconductor Materials & Equipment	3.6%
Regional Banks	3.6%
Health Care Supplies	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.7%
Preferred Stocks	1.3%
Warrants	0.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Micro Cap Value Fund

Institutional Class  WGMVX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$186	1.60%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by ongoing speculation about the direction of interest rates, inflation and the possibility of a recession. Though interest rates were at their highest level in more than two decades, the economy remained resilient, and the Federal Reserve enacted a much-anticipated rate cut in September. While the micro-cap space saw some volatility during the period, investor sentiment improved as the year progressed.

In this environment, the Fund outperformed the benchmark Russell Microcap® Index, maintaining its long-term approach and focus on high-quality companies with strong fundamentals, cash flows, and reasonable valuations—even when the market temporarily favored lower-quality names. The Fund also maintained some international exposure for diversification and potential buyout opportunities, which contributed to overall performance. Among sectors, the Fund outperformed the benchmark in all but two sectors. Stock selection in industrials, financials and consumer staples provided the largest source of outperformance during the period. The Fund underperformed in health care and real estate.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell Microcap® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,298	$10,275	$10,625
11/30/2014	$10,132	$10,524	$10,579
12/31/2014	$10,615	$10,524	$11,119
1/31/2015	$10,309	$10,231	$10,660
2/28/2015	$10,999	$10,824	$11,230
3/31/2015	$11,229	$10,713	$11,468
4/30/2015	$11,420	$10,762	$11,200
5/31/2015	$11,650	$10,911	$11,538
6/30/2015	$11,880	$10,728	$11,789
7/31/2015	$11,957	$10,908	$11,413
8/31/2015	$11,305	$10,249	$10,796
9/30/2015	$10,999	$9,951	$10,165
10/31/2015	$11,229	$10,736	$10,712
11/30/2015	$11,535	$10,796	$11,119
12/31/2015	$11,378	$10,574	$10,545
1/31/2016	$10,605	$9,978	$9,454
2/29/2016	$10,562	$9,975	$9,312
3/31/2016	$11,121	$10,677	$9,972
4/30/2016	$11,206	$10,743	$10,295
5/31/2016	$11,335	$10,935	$10,429
6/30/2016	$11,249	$10,958	$10,368
7/31/2016	$11,679	$11,393	$10,911
8/31/2016	$12,108	$11,422	$11,205
9/30/2016	$12,323	$11,440	$11,534
10/31/2016	$11,851	$11,192	$10,877
11/30/2016	$12,537	$11,693	$12,140
12/31/2016	$12,791	$11,921	$12,693
1/31/2017	$12,879	$12,145	$12,502
2/28/2017	$13,141	$12,597	$12,632
3/31/2017	$13,359	$12,606	$12,741
4/30/2017	$13,621	$12,739	$12,872
5/31/2017	$13,621	$12,870	$12,577
6/30/2017	$14,101	$12,986	$13,230
7/31/2017	$14,363	$13,231	$13,156
8/31/2017	$14,363	$13,256	$13,047
9/30/2017	$15,192	$13,579	$14,110
10/31/2017	$15,367	$13,876	$14,087
11/30/2017	$15,891	$14,297	$14,433
12/31/2017	$16,169	$14,440	$14,364
1/31/2018	$16,311	$15,201	$14,717
2/28/2018	$15,745	$14,641	$14,251
3/31/2018	$15,886	$14,347	$14,462
4/30/2018	$15,933	$14,402	$14,643
5/31/2018	$16,640	$14,808	$15,700
6/30/2018	$17,206	$14,905	$15,903
7/31/2018	$17,348	$15,400	$15,893
8/31/2018	$18,290	$15,940	$16,576
9/30/2018	$18,055	$15,967	$16,036
10/31/2018	$16,122	$14,791	$14,287
11/30/2018	$16,028	$15,087	$14,196
12/31/2018	$14,771	$13,683	$12,485
1/31/2019	$16,221	$14,858	$13,795
2/28/2019	$17,295	$15,380	$14,551
3/31/2019	$16,812	$15,605	$14,121
4/30/2019	$17,779	$16,228	$14,391
5/31/2019	$17,242	$15,178	$13,415
6/30/2019	$18,262	$16,244	$14,252
7/31/2019	$18,047	$16,485	$14,057
8/31/2019	$17,510	$16,149	$13,173
9/30/2019	$17,242	$16,433	$13,474
10/31/2019	$17,671	$16,786	$13,820
11/30/2019	$18,423	$17,424	$14,461
12/31/2019	$19,180	$17,928	$15,286
1/31/2020	$19,121	$17,908	$14,574
2/29/2020	$17,596	$16,442	$13,578
3/31/2020	$13,725	$14,181	$10,396
4/30/2020	$16,188	$16,059	$11,980
5/31/2020	$18,358	$16,918	$12,774
6/30/2020	$19,238	$17,304	$13,572
7/31/2020	$20,353	$18,287	$13,717
8/31/2020	$21,819	$19,612	$14,533
9/30/2020	$21,467	$18,898	$14,073
10/31/2020	$21,643	$18,490	$14,255
11/30/2020	$24,869	$20,739	$17,168
12/31/2020	$27,072	$21,672	$18,490
1/31/2021	$28,664	$21,576	$21,119
2/28/2021	$31,186	$22,250	$22,390
3/31/2021	$31,119	$23,048	$22,907
4/30/2021	$32,380	$24,236	$22,967
5/31/2021	$33,641	$24,346	$23,344
6/30/2021	$33,840	$24,947	$23,855
7/31/2021	$33,442	$25,369	$22,540
8/31/2021	$33,973	$26,092	$23,348
9/30/2021	$33,973	$24,921	$22,667
10/31/2021	$35,366	$26,607	$23,170
11/30/2021	$33,973	$26,202	$21,955
12/31/2021	$34,451	$27,234	$22,065
1/31/2022	$30,605	$25,631	$19,909
2/28/2022	$30,114	$24,986	$20,112
3/31/2022	$29,377	$25,796	$20,389
4/30/2022	$26,841	$23,481	$18,275
5/31/2022	$26,431	$23,450	$18,203
6/30/2022	$23,731	$21,488	$16,524
7/31/2022	$26,431	$23,504	$18,170
8/31/2022	$25,531	$22,627	$18,199
9/30/2022	$22,994	$20,528	$16,444
10/31/2022	$25,449	$22,212	$18,004
11/30/2022	$24,877	$23,371	$17,989
12/31/2022	$24,467	$22,003	$17,221
1/31/2023	$26,595	$23,518	$18,918
2/28/2023	$26,595	$22,968	$18,368
3/31/2023	$25,449	$23,583	$16,734
4/30/2023	$24,549	$23,834	$16,301
5/31/2023	$24,631	$23,927	$16,531
6/30/2023	$26,104	$25,560	$17,620
7/31/2023	$27,331	$26,477	$18,561
8/31/2023	$26,104	$25,966	$17,327
9/30/2023	$24,467	$24,729	$16,222
10/31/2023	$23,076	$24,073	$15,051
11/30/2023	$25,286	$26,318	$16,476
12/31/2023	$27,741	$27,714	$18,828
1/31/2024	$26,922	$28,021	$18,098
2/29/2024	$28,968	$29,538	$19,224
3/31/2024	$29,705	$30,491	$19,710
4/30/2024	$27,904	$29,149	$18,179
5/31/2024	$29,623	$30,526	$19,100
6/30/2024	$29,459	$31,471	$18,670
7/31/2024	$32,160	$32,056	$20,886
8/31/2024	$32,405	$32,754	$20,312
9/30/2024	$32,569	$33,432	$20,217

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Micro Cap Value Fund
Total Net Assets	$328,269,524
# of Portfolio Holdings	73
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,468,312
Fund	1 Year	5 Years	10 Years
Institutional Class	33.11%	13.56%	12.53%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Microcap® Index	24.63%	8.45%	7.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Champion Homes, Inc.	3.6%
Weave Communications, Inc.	2.9%
Granite Construction, Inc.	2.2%
Red Violet, Inc.	2.1%
Addus HomeCare Corp.	2.0%
GCM Grosvenor, Inc. A	2.0%
ICF International, Inc.	2.0%
Limbach Holdings, Inc.	1.9%
JDC Group AG	1.9%
Perella Weinberg Partners	1.9%

Top 10 Industries (%)

Industry	Value
Construction & Engineering	7.9%
Health Care Services	5.6%
Regional Banks	5.6%
Homebuilding	5.1%
Application Software	5.0%
Property & Casualty Insurance	4.0%
Industrial Machinery & Supplies & Components	3.9%
Investment Banking & Brokerage	3.8%
Trading Companies & Distributors	3.5%
Health Care Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.8%
Warrants	-%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Micro Cap Value Fund

Investor Class  WAMVX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	1.71%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by ongoing speculation about the direction of interest rates, inflation and the possibility of a recession. Though interest rates were at their highest level in more than two decades, the economy remained resilient, and the Federal Reserve enacted a much-anticipated rate cut in September. While the micro-cap space saw some volatility during the period, investor sentiment improved as the year progressed.

In this environment, the Fund outperformed the benchmark Russell Microcap® Index, maintaining its long-term approach and focus on high-quality companies with strong fundamentals, cash flows, and reasonable valuations—even when the market temporarily favored lower-quality names. The Fund also maintained some international exposure for diversification and potential buyout opportunities, which contributed to overall performance. Among sectors, the Fund outperformed the benchmark in all but two sectors. Stock selection in industrials, financials and consumer staples provided the largest source of outperformance during the period. The Fund underperformed in health care and real estate.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell Microcap® Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,298	$10,275	$10,625
11/30/2014	$10,132	$10,524	$10,579
12/31/2014	$10,615	$10,524	$11,119
1/31/2015	$10,309	$10,231	$10,660
2/28/2015	$10,999	$10,824	$11,230
3/31/2015	$11,229	$10,713	$11,468
4/30/2015	$11,420	$10,762	$11,200
5/31/2015	$11,650	$10,911	$11,538
6/30/2015	$11,880	$10,728	$11,789
7/31/2015	$11,957	$10,908	$11,413
8/31/2015	$11,305	$10,249	$10,796
9/30/2015	$10,999	$9,951	$10,165
10/31/2015	$11,229	$10,736	$10,712
11/30/2015	$11,535	$10,796	$11,119
12/31/2015	$11,378	$10,574	$10,545
1/31/2016	$10,605	$9,978	$9,454
2/29/2016	$10,562	$9,975	$9,312
3/31/2016	$11,121	$10,677	$9,972
4/30/2016	$11,206	$10,743	$10,295
5/31/2016	$11,335	$10,935	$10,429
6/30/2016	$11,249	$10,958	$10,368
7/31/2016	$11,679	$11,393	$10,911
8/31/2016	$12,108	$11,422	$11,205
9/30/2016	$12,323	$11,440	$11,534
10/31/2016	$11,851	$11,192	$10,877
11/30/2016	$12,537	$11,693	$12,140
12/31/2016	$12,791	$11,921	$12,693
1/31/2017	$12,879	$12,145	$12,502
2/28/2017	$13,141	$12,597	$12,632
3/31/2017	$13,359	$12,606	$12,741
4/30/2017	$13,621	$12,739	$12,872
5/31/2017	$13,621	$12,870	$12,577
6/30/2017	$14,101	$12,986	$13,230
7/31/2017	$14,363	$13,231	$13,156
8/31/2017	$14,363	$13,256	$13,047
9/30/2017	$15,192	$13,579	$14,110
10/31/2017	$15,367	$13,876	$14,087
11/30/2017	$15,891	$14,297	$14,433
12/31/2017	$16,169	$14,440	$14,364
1/31/2018	$16,311	$15,201	$14,717
2/28/2018	$15,745	$14,641	$14,251
3/31/2018	$15,886	$14,347	$14,462
4/30/2018	$15,933	$14,402	$14,643
5/31/2018	$16,640	$14,808	$15,700
6/30/2018	$17,206	$14,905	$15,903
7/31/2018	$17,348	$15,400	$15,893
8/31/2018	$18,290	$15,940	$16,576
9/30/2018	$18,055	$15,967	$16,036
10/31/2018	$16,122	$14,791	$14,287
11/30/2018	$16,028	$15,087	$14,196
12/31/2018	$14,771	$13,683	$12,485
1/31/2019	$16,221	$14,858	$13,795
2/28/2019	$17,295	$15,380	$14,551
3/31/2019	$16,812	$15,605	$14,121
4/30/2019	$17,779	$16,228	$14,391
5/31/2019	$17,242	$15,178	$13,415
6/30/2019	$18,262	$16,244	$14,252
7/31/2019	$18,047	$16,485	$14,057
8/31/2019	$17,510	$16,149	$13,173
9/30/2019	$17,242	$16,433	$13,474
10/31/2019	$17,671	$16,786	$13,820
11/30/2019	$18,423	$17,424	$14,461
12/31/2019	$19,180	$17,928	$15,286
1/31/2020	$19,121	$17,908	$14,574
2/29/2020	$17,596	$16,442	$13,578
3/31/2020	$13,725	$14,181	$10,396
4/30/2020	$16,188	$16,059	$11,980
5/31/2020	$18,358	$16,918	$12,774
6/30/2020	$19,180	$17,304	$13,572
7/31/2020	$20,294	$18,287	$13,717
8/31/2020	$21,760	$19,612	$14,533
9/30/2020	$21,408	$18,898	$14,073
10/31/2020	$21,584	$18,490	$14,255
11/30/2020	$24,810	$20,739	$17,168
12/31/2020	$27,013	$21,672	$18,490
1/31/2021	$28,540	$21,576	$21,119
2/28/2021	$31,062	$22,250	$22,390
3/31/2021	$30,996	$23,048	$22,907
4/30/2021	$32,257	$24,236	$22,967
5/31/2021	$33,518	$24,346	$23,344
6/30/2021	$33,717	$24,947	$23,855
7/31/2021	$33,319	$25,369	$22,540
8/31/2021	$33,916	$26,092	$23,348
9/30/2021	$33,916	$24,921	$22,667
10/31/2021	$35,243	$26,607	$23,170
11/30/2021	$33,850	$26,202	$21,955
12/31/2021	$34,248	$27,234	$22,065
1/31/2022	$30,479	$25,631	$19,909
2/28/2022	$30,069	$24,986	$20,112
3/31/2022	$29,250	$25,796	$20,389
4/30/2022	$26,710	$23,481	$18,275
5/31/2022	$26,300	$23,450	$18,203
6/30/2022	$23,596	$21,488	$16,524
7/31/2022	$26,300	$23,504	$18,170
8/31/2022	$25,399	$22,627	$18,199
9/30/2022	$22,859	$20,528	$16,444
10/31/2022	$25,317	$22,212	$18,004
11/30/2022	$24,743	$23,371	$17,989
12/31/2022	$24,334	$22,003	$17,221
1/31/2023	$26,464	$23,518	$18,918
2/28/2023	$26,464	$22,968	$18,368
3/31/2023	$25,317	$23,583	$16,734
4/30/2023	$24,416	$23,834	$16,301
5/31/2023	$24,498	$23,927	$16,531
6/30/2023	$25,972	$25,560	$17,620
7/31/2023	$27,119	$26,477	$18,561
8/31/2023	$25,972	$25,966	$17,327
9/30/2023	$24,334	$24,729	$16,222
10/31/2023	$22,941	$24,073	$15,051
11/30/2023	$25,153	$26,318	$16,476
12/31/2023	$27,529	$27,714	$18,828
1/31/2024	$26,792	$28,021	$18,098
2/29/2024	$28,840	$29,538	$19,224
3/31/2024	$29,577	$30,491	$19,710
4/30/2024	$27,693	$29,149	$18,179
5/31/2024	$29,414	$30,526	$19,100
6/30/2024	$29,250	$31,471	$18,670
7/31/2024	$31,953	$32,056	$20,886
8/31/2024	$32,199	$32,754	$20,312
9/30/2024	$32,363	$33,432	$20,217

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Micro Cap Value Fund
Total Net Assets	$328,269,524
# of Portfolio Holdings	73
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$4,468,312
Fund	1 Year	5 Years	10 Years
Investor Class	33.00%	13.42%	12.46%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Microcap® Index	24.63%	8.45%	7.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Champion Homes, Inc.	3.6%
Weave Communications, Inc.	2.9%
Granite Construction, Inc.	2.2%
Red Violet, Inc.	2.1%
Addus HomeCare Corp.	2.0%
GCM Grosvenor, Inc. A	2.0%
ICF International, Inc.	2.0%
Limbach Holdings, Inc.	1.9%
JDC Group AG	1.9%
Perella Weinberg Partners	1.9%

Top 10 Industries (%)

Industry	Value
Construction & Engineering	7.9%
Health Care Services	5.6%
Regional Banks	5.6%
Homebuilding	5.1%
Application Software	5.0%
Property & Casualty Insurance	4.0%
Industrial Machinery & Supplies & Components	3.9%
Investment Banking & Brokerage	3.8%
Trading Companies & Distributors	3.5%
Health Care Equipment	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.8%
Warrants	-%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Small Cap Growth Fund

Institutional Class  WIAEX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.05%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

While the Fund achieved substantial gains, it underperformed the benchmark Russell 2000® Growth Index. Underperformance was largely due to stock selection in the consumer-discretionary and information-technology sectors. Within the consumer-discretionary sector, we owned a couple of stocks that were hurt by a tougher spending environment for consumers with lower incomes. Within the technology sector, the best-performing stocks were typically those of companies that benefit from the advent of artificial intelligence (AI). We own some companies tied to the theme but have more exposure to software companies, IT consultants and other technology firms. Those stocks tended to underperform as companies pared back spending on consulting and software to concentrate on new AI projects. However, we continue to like the long-term growth potential of all our technology companies.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,450	$10,275	$10,620	$10,659
11/30/2014	$10,539	$10,524	$10,689	$10,669
12/31/2014	$10,714	$10,524	$11,006	$10,973
1/31/2015	$10,541	$10,231	$10,755	$10,620
2/28/2015	$11,376	$10,824	$11,529	$11,250
3/31/2015	$11,526	$10,713	$11,736	$11,446
4/30/2015	$11,111	$10,762	$11,390	$11,154
5/31/2015	$11,273	$10,911	$11,809	$11,409
6/30/2015	$11,465	$10,728	$11,968	$11,494
7/31/2015	$11,378	$10,908	$12,016	$11,361
8/31/2015	$10,648	$10,249	$11,106	$10,647
9/30/2015	$10,039	$9,951	$10,404	$10,125
10/31/2015	$10,524	$10,736	$10,995	$10,695
11/30/2015	$10,952	$10,796	$11,398	$11,043
12/31/2015	$10,655	$10,574	$10,854	$10,488
1/31/2016	$9,628	$9,978	$9,678	$9,566
2/29/2016	$9,427	$9,975	$9,609	$9,566
3/31/2016	$10,191	$10,677	$10,346	$10,329
4/30/2016	$10,250	$10,743	$10,449	$10,491
5/31/2016	$10,415	$10,935	$10,730	$10,728
6/30/2016	$10,345	$10,958	$10,681	$10,721
7/31/2016	$11,040	$11,393	$11,379	$11,361
8/31/2016	$11,024	$11,422	$11,500	$11,562
9/30/2016	$11,246	$11,440	$11,666	$11,691
10/31/2016	$10,923	$11,192	$10,941	$11,135
11/30/2016	$11,378	$11,693	$11,920	$12,377
12/31/2016	$11,191	$11,921	$12,082	$12,723
1/31/2017	$11,612	$12,145	$12,278	$12,773
2/28/2017	$11,671	$12,597	$12,579	$13,020
3/31/2017	$11,798	$12,606	$12,728	$13,037
4/30/2017	$12,095	$12,739	$12,963	$13,180
5/31/2017	$12,196	$12,870	$12,845	$12,912
6/30/2017	$12,303	$12,986	$13,287	$13,358
7/31/2017	$12,356	$13,231	$13,400	$13,457
8/31/2017	$12,359	$13,256	$13,385	$13,286
9/30/2017	$12,881	$13,579	$14,113	$14,115
10/31/2017	$13,041	$13,876	$14,332	$14,236
11/30/2017	$13,611	$14,297	$14,743	$14,646
12/31/2017	$13,649	$14,440	$14,760	$14,587
1/31/2018	$14,398	$15,201	$15,336	$14,968
2/28/2018	$14,479	$14,641	$14,899	$14,389
3/31/2018	$14,730	$14,347	$15,100	$14,575
4/30/2018	$14,476	$14,402	$15,115	$14,701
5/31/2018	$15,347	$14,808	$16,066	$15,593
6/30/2018	$15,761	$14,905	$16,192	$15,705
7/31/2018	$16,055	$15,400	$16,470	$15,978
8/31/2018	$17,826	$15,940	$17,496	$16,667
9/30/2018	$17,425	$15,967	$17,086	$16,266
10/31/2018	$15,591	$14,791	$14,924	$14,500
11/30/2018	$16,146	$15,087	$15,158	$14,730
12/31/2018	$14,142	$13,683	$13,387	$12,980
1/31/2019	$15,920	$14,858	$14,933	$14,441
2/28/2019	$17,052	$15,380	$15,897	$15,191
3/31/2019	$17,052	$15,605	$15,682	$14,873
4/30/2019	$18,000	$16,228	$16,159	$15,379
5/31/2019	$17,506	$15,178	$14,960	$14,183
6/30/2019	$18,559	$16,244	$16,113	$15,185
7/31/2019	$18,874	$16,485	$16,270	$15,272
8/31/2019	$18,314	$16,149	$15,568	$14,518
9/30/2019	$17,738	$16,433	$15,440	$14,820
10/31/2019	$17,856	$16,786	$15,880	$15,211
11/30/2019	$19,158	$17,424	$16,814	$15,837
12/31/2019	$19,844	$17,928	$17,200	$16,294
1/31/2020	$20,130	$17,908	$17,010	$15,771
2/29/2020	$19,067	$16,442	$15,782	$14,443
3/31/2020	$15,180	$14,181	$12,768	$11,305
4/30/2020	$17,828	$16,059	$14,670	$12,858
5/31/2020	$20,245	$16,918	$16,056	$13,695
6/30/2020	$21,324	$17,304	$16,673	$14,179
7/31/2020	$22,547	$18,287	$17,246	$14,571
8/31/2020	$24,187	$19,612	$18,258	$15,392
9/30/2020	$23,660	$18,898	$17,867	$14,878
10/31/2020	$24,187	$18,490	$18,002	$15,190
11/30/2020	$28,079	$20,739	$21,177	$17,990
12/31/2020	$30,690	$21,672	$23,156	$19,546
1/31/2021	$30,834	$21,576	$24,273	$20,529
2/28/2021	$33,026	$22,250	$25,074	$21,809
3/31/2021	$31,949	$23,048	$24,285	$22,028
4/30/2021	$33,783	$24,236	$24,815	$22,491
5/31/2021	$32,610	$24,346	$24,106	$22,537
6/30/2021	$33,975	$24,947	$25,237	$22,974
7/31/2021	$34,465	$25,369	$24,317	$22,144
8/31/2021	$34,833	$26,092	$24,759	$22,639
9/30/2021	$33,745	$24,921	$23,810	$21,972
10/31/2021	$35,926	$26,607	$24,925	$22,906
11/30/2021	$33,004	$26,202	$23,708	$21,952
12/31/2021	$33,267	$27,234	$23,813	$22,442
1/31/2022	$27,968	$25,631	$20,621	$20,282
2/28/2022	$27,346	$24,986	$20,711	$20,498
3/31/2022	$27,234	$25,796	$20,806	$20,753
4/30/2022	$23,704	$23,481	$18,253	$18,697
5/31/2022	$22,401	$23,450	$17,908	$18,725
6/30/2022	$20,416	$21,488	$16,800	$17,185
7/31/2022	$22,283	$23,504	$18,681	$18,979
8/31/2022	$21,641	$22,627	$18,505	$18,591
9/30/2022	$19,453	$20,528	$16,840	$16,809
10/31/2022	$20,750	$22,212	$18,439	$18,659
11/30/2022	$21,091	$23,371	$18,739	$19,095
12/31/2022	$19,899	$22,003	$17,536	$17,856
1/31/2023	$22,505	$23,518	$19,281	$19,596
2/28/2023	$21,805	$22,968	$19,072	$19,265
3/31/2023	$21,392	$23,583	$18,601	$18,345
4/30/2023	$21,136	$23,834	$18,385	$18,015
5/31/2023	$20,554	$23,927	$18,388	$17,849
6/30/2023	$22,695	$25,560	$19,913	$19,300
7/31/2023	$23,855	$26,477	$20,844	$20,480
8/31/2023	$23,154	$25,966	$19,759	$19,455
9/30/2023	$21,536	$24,729	$18,456	$18,310
10/31/2023	$19,610	$24,073	$17,032	$17,061
11/30/2023	$21,641	$26,318	$18,583	$18,606
12/31/2023	$24,143	$27,714	$20,808	$20,879
1/31/2024	$23,455	$28,021	$20,141	$20,067
2/29/2024	$24,817	$29,538	$21,777	$21,201
3/31/2024	$25,125	$30,491	$22,386	$21,960
4/30/2024	$23,350	$29,149	$20,662	$20,415
5/31/2024	$24,045	$30,526	$21,769	$21,439
6/30/2024	$24,163	$31,471	$21,732	$21,241
7/31/2024	$25,243	$32,056	$23,512	$23,399
8/31/2024	$25,748	$32,754	$23,251	$23,049
9/30/2024	$26,448	$33,432	$23,560	$23,210

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Small Cap Growth Fund
Total Net Assets	$2,150,491,470
# of Portfolio Holdings	49
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$21,337,058
Fund	1 Year	5 Years	10 Years
Institutional Class	22.81%	8.32%	10.21%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Clearwater Analytics Holdings, Inc. A	4.0%
HealthEquity, Inc.	3.9%
RBC Bearings, Inc.	3.8%
BellRing Brands, Inc.	3.7%
Ensign Group, Inc.	3.5%
AAON, Inc.	3.2%
Paylocity Holding Corp.	3.1%
Pinnacle Financial Partners, Inc.	3.0%
Ollie's Bargain Outlet Holdings, Inc.	2.9%
Globant SA	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	10.3%
Building Products	5.7%
IT Consulting & Other Services	4.9%
Trading Companies & Distributors	4.4%
Broadline Retail	4.4%
Health Care Facilities	4.2%
Managed Health Care	3.9%
Industrial Machinery & Supplies & Components	3.8%
Systems Software	3.7%
Personal Care Products	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.2%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Small Cap Growth Fund

Investor Class  WAAEX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.15%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

While the Fund achieved substantial gains, it underperformed the benchmark Russell 2000® Growth Index. Underperformance was largely due to stock selection in the consumer-discretionary and information-technology sectors. Within the consumer-discretionary sector, we owned a couple of stocks that were hurt by a tougher spending environment for consumers with lower incomes. Within the technology sector, the best-performing stocks were typically those of companies that benefit from the advent of artificial intelligence (AI). We own some companies tied to the theme but have more exposure to software companies, IT consultants and other technology firms. Those stocks tended to underperform as companies pared back spending on consulting and software to concentrate on new AI projects. However, we continue to like the long-term growth potential of all our technology companies.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,450	$10,275	$10,620	$10,659
11/30/2014	$10,539	$10,524	$10,689	$10,669
12/31/2014	$10,714	$10,524	$11,006	$10,973
1/31/2015	$10,541	$10,231	$10,755	$10,620
2/28/2015	$11,376	$10,824	$11,529	$11,250
3/31/2015	$11,526	$10,713	$11,736	$11,446
4/30/2015	$11,111	$10,762	$11,390	$11,154
5/31/2015	$11,273	$10,911	$11,809	$11,409
6/30/2015	$11,465	$10,728	$11,968	$11,494
7/31/2015	$11,378	$10,908	$12,016	$11,361
8/31/2015	$10,648	$10,249	$11,106	$10,647
9/30/2015	$10,039	$9,951	$10,404	$10,125
10/31/2015	$10,524	$10,736	$10,995	$10,695
11/30/2015	$10,952	$10,796	$11,398	$11,043
12/31/2015	$10,655	$10,574	$10,854	$10,488
1/31/2016	$9,628	$9,978	$9,678	$9,566
2/29/2016	$9,427	$9,975	$9,609	$9,566
3/31/2016	$10,191	$10,677	$10,346	$10,329
4/30/2016	$10,247	$10,743	$10,449	$10,491
5/31/2016	$10,410	$10,935	$10,730	$10,728
6/30/2016	$10,338	$10,958	$10,681	$10,721
7/31/2016	$11,029	$11,393	$11,379	$11,361
8/31/2016	$11,009	$11,422	$11,500	$11,562
9/30/2016	$11,231	$11,440	$11,666	$11,691
10/31/2016	$10,905	$11,192	$10,941	$11,135
11/30/2016	$11,357	$11,693	$11,920	$12,377
12/31/2016	$11,168	$11,921	$12,082	$12,723
1/31/2017	$11,584	$12,145	$12,278	$12,773
2/28/2017	$11,643	$12,597	$12,579	$13,020
3/31/2017	$11,766	$12,606	$12,728	$13,037
4/30/2017	$12,061	$12,739	$12,963	$13,180
5/31/2017	$12,159	$12,870	$12,845	$12,912
6/30/2017	$12,266	$12,986	$13,287	$13,358
7/31/2017	$12,316	$13,231	$13,400	$13,457
8/31/2017	$12,316	$13,256	$13,385	$13,286
9/30/2017	$12,836	$13,579	$14,113	$14,115
10/31/2017	$12,993	$13,876	$14,332	$14,236
11/30/2017	$13,557	$14,297	$14,743	$14,646
12/31/2017	$13,595	$14,440	$14,760	$14,587
1/31/2018	$14,338	$15,201	$15,336	$14,968
2/28/2018	$14,417	$14,641	$14,899	$14,389
3/31/2018	$14,664	$14,347	$15,100	$14,575
4/30/2018	$14,413	$14,402	$15,115	$14,701
5/31/2018	$15,276	$14,808	$16,066	$15,593
6/30/2018	$15,686	$14,905	$16,192	$15,705
7/31/2018	$15,978	$15,400	$16,470	$15,978
8/31/2018	$17,737	$15,940	$17,496	$16,667
9/30/2018	$17,339	$15,967	$17,086	$16,266
10/31/2018	$15,514	$14,791	$14,924	$14,500
11/30/2018	$16,063	$15,087	$15,158	$14,730
12/31/2018	$14,071	$13,683	$13,387	$12,980
1/31/2019	$15,837	$14,858	$14,933	$14,441
2/28/2019	$16,959	$15,380	$15,897	$15,191
3/31/2019	$16,954	$15,605	$15,682	$14,873
4/30/2019	$17,896	$16,228	$16,159	$15,379
5/31/2019	$17,406	$15,178	$14,960	$14,183
6/30/2019	$18,448	$16,244	$16,113	$15,185
7/31/2019	$18,760	$16,485	$16,270	$15,272
8/31/2019	$18,203	$16,149	$15,568	$14,518
9/30/2019	$17,629	$16,433	$15,440	$14,820
10/31/2019	$17,747	$16,786	$15,880	$15,211
11/30/2019	$19,036	$17,424	$16,814	$15,837
12/31/2019	$19,720	$17,928	$17,200	$16,294
1/31/2020	$19,997	$17,908	$17,010	$15,771
2/29/2020	$18,939	$16,442	$15,782	$14,443
3/31/2020	$15,076	$14,181	$12,768	$11,305
4/30/2020	$17,710	$16,059	$14,670	$12,858
5/31/2020	$20,108	$16,918	$16,056	$13,695
6/30/2020	$21,176	$17,304	$16,673	$14,179
7/31/2020	$22,390	$18,287	$17,246	$14,571
8/31/2020	$24,012	$19,612	$18,258	$15,392
9/30/2020	$23,493	$18,898	$17,867	$14,878
10/31/2020	$24,012	$18,490	$18,002	$15,190
11/30/2020	$27,870	$20,739	$21,177	$17,990
12/31/2020	$30,463	$21,672	$23,156	$19,546
1/31/2021	$30,607	$21,576	$24,273	$20,529
2/28/2021	$32,778	$22,250	$25,074	$21,809
3/31/2021	$31,706	$23,048	$24,285	$22,028
4/30/2021	$33,523	$24,236	$24,815	$22,491
5/31/2021	$32,355	$24,346	$24,106	$22,537
6/30/2021	$33,711	$24,947	$25,237	$22,974
7/31/2021	$34,193	$25,369	$24,317	$22,144
8/31/2021	$34,563	$26,092	$24,759	$22,639
9/30/2021	$33,475	$24,921	$23,810	$21,972
10/31/2021	$35,640	$26,607	$24,925	$22,906
11/30/2021	$32,741	$26,202	$23,708	$21,952
12/31/2021	$32,998	$27,234	$23,813	$22,442
1/31/2022	$27,742	$25,631	$20,621	$20,282
2/28/2022	$27,121	$24,986	$20,711	$20,498
3/31/2022	$27,002	$25,796	$20,806	$20,753
4/30/2022	$23,502	$23,481	$18,253	$18,697
5/31/2022	$22,208	$23,450	$17,908	$18,725
6/30/2022	$20,234	$21,488	$16,800	$17,185
7/31/2022	$22,089	$23,504	$18,681	$18,979
8/31/2022	$21,442	$22,627	$18,505	$18,591
9/30/2022	$19,276	$20,528	$16,840	$16,809
10/31/2022	$20,564	$22,212	$18,439	$18,659
11/30/2022	$20,901	$23,371	$18,739	$19,095
12/31/2022	$19,712	$22,003	$17,536	$17,856
1/31/2023	$22,294	$23,518	$19,281	$19,596
2/28/2023	$21,601	$22,968	$19,072	$19,265
3/31/2023	$21,185	$23,583	$18,601	$18,345
4/30/2023	$20,934	$23,834	$18,385	$18,015
5/31/2023	$20,352	$23,927	$18,388	$17,849
6/30/2023	$22,472	$25,560	$19,913	$19,300
7/31/2023	$23,621	$26,477	$20,844	$20,480
8/31/2023	$22,928	$25,966	$19,759	$19,455
9/30/2023	$21,323	$24,729	$18,456	$18,310
10/31/2023	$19,415	$24,073	$17,032	$17,061
11/30/2023	$21,422	$26,318	$18,583	$18,606
12/31/2023	$23,899	$27,714	$20,808	$20,879
1/31/2024	$23,218	$28,021	$20,141	$20,067
2/29/2024	$24,559	$29,538	$21,777	$21,201
3/31/2024	$24,863	$30,491	$22,386	$21,960
4/30/2024	$23,106	$29,149	$20,662	$20,415
5/31/2024	$23,786	$30,526	$21,769	$21,439
6/30/2024	$23,905	$31,471	$21,732	$21,241
7/31/2024	$24,968	$32,056	$23,512	$23,399
8/31/2024	$25,470	$32,754	$23,251	$23,049
9/30/2024	$26,164	$33,432	$23,560	$23,210

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Small Cap Growth Fund
Total Net Assets	$2,150,491,470
# of Portfolio Holdings	49
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$21,337,058
Fund	1 Year	5 Years	10 Years
Investor Class	22.70%	8.22%	10.10%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Clearwater Analytics Holdings, Inc. A	4.0%
HealthEquity, Inc.	3.9%
RBC Bearings, Inc.	3.8%
BellRing Brands, Inc.	3.7%
Ensign Group, Inc.	3.5%
AAON, Inc.	3.2%
Paylocity Holding Corp.	3.1%
Pinnacle Financial Partners, Inc.	3.0%
Ollie's Bargain Outlet Holdings, Inc.	2.9%
Globant SA	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	10.3%
Building Products	5.7%
IT Consulting & Other Services	4.9%
Trading Companies & Distributors	4.4%
Broadline Retail	4.4%
Health Care Facilities	4.2%
Managed Health Care	3.9%
Industrial Machinery & Supplies & Components	3.8%
Systems Software	3.7%
Personal Care Products	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.2%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Small Cap Value Fund

Institutional Class  WICVX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.06%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by an increasingly optimistic outlook, influenced by expectations of a pause in rate increases and potential rate cuts in 2024. The performance of small-cap value stocks was mixed, with the category initially trailing larger equities but later benefiting from increasing optimism about a potential economic “soft landing.” When the Federal Reserve enacted its first rate cut in September—the first rate cut in more than four years—it was favorable for smaller companies in general and small-cap value stocks in particular.

Our health-care and information-technology companies added most to performance relative to the benchmark Russell 2000® Value Index, while materials and consumer discretionary were the largest detractors. Our tilt toward the higher-growth end of the value category was a key factor in the Fund’s relative strength. One reason for the portfolio’s “growthier” bent is our emphasis on “Fallen Angels,” our term for growth stocks that have fallen into value territory. We believe this approach helps position the Fund for a range of outcomes in the economy and markets, rather than being solely tied to the direction of the broader value style.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Value Index	Russell 2000® Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,437	$10,275	$10,699	$10,659
11/30/2014	$10,350	$10,524	$10,649	$10,669
12/31/2014	$10,437	$10,524	$10,940	$10,973
1/31/2015	$10,227	$10,231	$10,484	$10,620
2/28/2015	$11,084	$10,824	$10,971	$11,250
3/31/2015	$11,311	$10,713	$11,156	$11,446
4/30/2015	$10,997	$10,762	$10,918	$11,154
5/31/2015	$11,241	$10,911	$11,009	$11,409
6/30/2015	$11,486	$10,728	$11,023	$11,494
7/31/2015	$11,364	$10,908	$10,719	$11,361
8/31/2015	$10,699	$10,249	$10,193	$10,647
9/30/2015	$10,297	$9,951	$9,840	$10,125
10/31/2015	$10,472	$10,736	$10,391	$10,695
11/30/2015	$10,839	$10,796	$10,686	$11,043
12/31/2015	$10,461	$10,574	$10,123	$10,488
1/31/2016	$9,564	$9,978	$9,443	$9,566
2/29/2016	$9,617	$9,975	$9,507	$9,566
3/31/2016	$10,215	$10,677	$10,295	$10,329
4/30/2016	$10,426	$10,743	$10,513	$10,491
5/31/2016	$10,531	$10,935	$10,706	$10,728
6/30/2016	$10,637	$10,958	$10,738	$10,721
7/31/2016	$11,235	$11,393	$11,318	$11,361
8/31/2016	$11,569	$11,422	$11,599	$11,562
9/30/2016	$11,692	$11,440	$11,691	$11,691
10/31/2016	$11,305	$11,192	$11,306	$11,135
11/30/2016	$12,202	$11,693	$12,807	$12,377
12/31/2016	$12,547	$11,921	$13,336	$12,723
1/31/2017	$12,582	$12,145	$13,241	$12,773
2/28/2017	$12,653	$12,597	$13,432	$13,020
3/31/2017	$12,847	$12,606	$13,318	$13,037
4/30/2017	$12,811	$12,739	$13,371	$13,180
5/31/2017	$12,794	$12,870	$12,955	$12,912
6/30/2017	$13,252	$12,986	$13,408	$13,358
7/31/2017	$13,375	$13,231	$13,493	$13,457
8/31/2017	$13,217	$13,256	$13,161	$13,286
9/30/2017	$14,063	$13,579	$14,093	$14,115
10/31/2017	$14,204	$13,876	$14,111	$14,236
11/30/2017	$14,891	$14,297	$14,520	$14,646
12/31/2017	$15,032	$14,440	$14,381	$14,587
1/31/2018	$15,370	$15,201	$14,558	$14,968
2/28/2018	$14,731	$14,641	$13,830	$14,389
3/31/2018	$14,693	$14,347	$14,001	$14,575
4/30/2018	$14,806	$14,402	$14,244	$14,701
5/31/2018	$15,540	$14,808	$15,073	$15,593
6/30/2018	$15,709	$14,905	$15,164	$15,705
7/31/2018	$15,859	$15,400	$15,432	$15,978
8/31/2018	$16,555	$15,940	$15,799	$16,667
9/30/2018	$16,142	$15,967	$15,407	$16,266
10/31/2018	$15,013	$14,791	$14,028	$14,500
11/30/2018	$15,445	$15,087	$14,254	$14,730
12/31/2018	$13,618	$13,683	$12,531	$12,980
1/31/2019	$15,054	$14,858	$13,902	$14,441
2/28/2019	$15,608	$15,380	$14,442	$15,191
3/31/2019	$15,218	$15,605	$14,026	$14,873
4/30/2019	$16,120	$16,228	$14,556	$15,379
5/31/2019	$14,931	$15,178	$13,367	$14,183
6/30/2019	$15,997	$16,244	$14,218	$15,185
7/31/2019	$16,141	$16,485	$14,241	$15,272
8/31/2019	$15,423	$16,149	$13,447	$14,518
9/30/2019	$15,731	$16,433	$14,137	$14,820
10/31/2019	$15,956	$16,786	$14,479	$15,211
11/30/2019	$16,490	$17,424	$14,818	$15,837
12/31/2019	$16,861	$17,928	$15,337	$16,294
1/31/2020	$16,239	$17,908	$14,510	$15,771
2/29/2020	$14,536	$16,442	$13,100	$14,443
3/31/2020	$10,653	$14,181	$9,868	$11,305
4/30/2020	$12,272	$16,059	$11,085	$12,858
5/31/2020	$13,581	$16,918	$11,403	$13,695
6/30/2020	$13,996	$17,304	$11,734	$14,179
7/31/2020	$14,743	$18,287	$11,976	$14,571
8/31/2020	$15,408	$19,612	$12,621	$15,392
9/30/2020	$14,640	$18,898	$12,033	$14,878
10/31/2020	$14,993	$18,490	$12,464	$15,190
11/30/2020	$17,651	$20,739	$14,870	$17,990
12/31/2020	$19,000	$21,672	$16,048	$19,546
1/31/2021	$19,686	$21,576	$16,892	$20,529
2/28/2021	$21,430	$22,250	$18,479	$21,809
3/31/2021	$21,949	$23,048	$19,445	$22,028
4/30/2021	$22,510	$24,236	$19,838	$22,491
5/31/2021	$23,112	$24,346	$20,456	$22,537
6/30/2021	$23,153	$24,947	$20,332	$22,974
7/31/2021	$22,800	$25,369	$19,604	$22,144
8/31/2021	$22,925	$26,092	$20,129	$22,639
9/30/2021	$22,385	$24,921	$19,726	$21,972
10/31/2021	$23,486	$26,607	$20,478	$22,906
11/30/2021	$23,050	$26,202	$19,778	$21,952
12/31/2021	$23,851	$27,234	$20,585	$22,442
1/31/2022	$22,054	$25,631	$19,385	$20,282
2/28/2022	$21,695	$24,986	$19,705	$20,498
3/31/2022	$21,515	$25,796	$20,091	$20,753
4/30/2022	$19,763	$23,481	$18,532	$18,697
5/31/2022	$20,100	$23,450	$18,888	$18,725
6/30/2022	$17,989	$21,488	$17,022	$17,185
7/31/2022	$20,055	$23,504	$18,670	$18,979
8/31/2022	$19,112	$22,627	$18,079	$18,591
9/30/2022	$16,978	$20,528	$16,237	$16,809
10/31/2022	$19,022	$22,212	$18,281	$18,659
11/30/2022	$20,235	$23,371	$18,840	$19,095
12/31/2022	$18,730	$22,003	$17,604	$17,856
1/31/2023	$21,143	$23,518	$19,283	$19,596
2/28/2023	$20,592	$22,968	$18,839	$19,265
3/31/2023	$19,787	$23,583	$17,488	$18,345
4/30/2023	$19,581	$23,834	$17,052	$18,015
5/31/2023	$18,868	$23,927	$16,716	$17,849
6/30/2023	$21,189	$25,560	$18,044	$19,300
7/31/2023	$22,660	$26,477	$19,406	$20,480
8/31/2023	$22,384	$25,966	$18,472	$19,455
9/30/2023	$21,235	$24,729	$17,510	$18,310
10/31/2023	$19,879	$24,073	$16,466	$17,061
11/30/2023	$21,649	$26,318	$17,948	$18,606
12/31/2023	$24,686	$27,714	$20,182	$20,879
1/31/2024	$24,019	$28,021	$19,265	$20,067
2/29/2024	$25,687	$29,538	$19,895	$21,201
3/31/2024	$26,354	$30,491	$20,767	$21,960
4/30/2024	$24,376	$29,149	$19,444	$20,415
5/31/2024	$26,139	$30,526	$20,353	$21,439
6/30/2024	$26,068	$31,471	$20,010	$21,241
7/31/2024	$28,427	$32,056	$22,449	$23,399
8/31/2024	$27,903	$32,754	$22,028	$23,049
9/30/2024	$28,308	$33,432	$22,042	$23,210

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Small Cap Value Fund
Total Net Assets	$1,662,793,827
# of Portfolio Holdings	57
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$14,209,650
Fund	1 Year	5 Years	10 Years
Institutional Class	33.31%	12.47%	10.97%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Russell 2000® Index	26.76%	9.39%	8.78%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
National Storage Affiliates Trust	3.1%
Kadant, Inc.	2.7%
Artisan Partners Asset Management, Inc. A	2.6%
UFP Industries, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.6%
ICF International, Inc.	2.4%
Valvoline, Inc.	2.4%
Cohen & Steers, Inc.	2.4%
Grand Canyon Education, Inc.	2.4%
CTS Corp.	2.3%

Top 10 Industries (%)

Industry	Value
Regional Banks	11.2%
Asset Management & Custody Banks	6.7%
Industrial Machinery & Supplies & Components	5.8%
Electronic Manufacturing Services	4.9%
Building Products	3.8%
Homebuilding	3.8%
Construction Machinery & Heavy Transportation Equipment	3.5%
Oil & Gas Exploration & Production	3.3%
Other Specialty Retail	3.1%
Self-Storage REITs	3.1%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Small Cap Value Fund

Investor Class  WMCVX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.18%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, market conditions were characterized by an increasingly optimistic outlook, influenced by expectations of a pause in rate increases and potential rate cuts in 2024. The performance of small-cap value stocks was mixed, with the category initially trailing larger equities but later benefiting from increasing optimism about a potential economic “soft landing.” When the Federal Reserve enacted its first rate cut in September—the first rate cut in more than four years—it was favorable for smaller companies in general and small-cap value stocks in particular.

Our health-care and information-technology companies added most to performance relative to the benchmark Russell 2000® Value Index, while materials and consumer discretionary were the largest detractors. Our tilt toward the higher-growth end of the value category was a key factor in the Fund’s relative strength. One reason for the portfolio’s “growthier” bent is our emphasis on “Fallen Angels,” our term for growth stocks that have fallen into value territory. We believe this approach helps position the Fund for a range of outcomes in the economy and markets, rather than being solely tied to the direction of the broader value style.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Value Index	Russell 2000® Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
10/31/2014	$10,457	$10,275	$10,699	$10,659
11/30/2014	$10,369	$10,524	$10,649	$10,669
12/31/2014	$10,457	$10,524	$10,940	$10,973
1/31/2015	$10,246	$10,231	$10,484	$10,620
2/28/2015	$11,107	$10,824	$10,971	$11,250
3/31/2015	$11,318	$10,713	$11,156	$11,446
4/30/2015	$11,002	$10,762	$10,918	$11,154
5/31/2015	$11,248	$10,911	$11,009	$11,409
6/30/2015	$11,494	$10,728	$11,023	$11,494
7/31/2015	$11,371	$10,908	$10,719	$11,361
8/31/2015	$10,703	$10,249	$10,193	$10,647
9/30/2015	$10,299	$9,951	$9,840	$10,125
10/31/2015	$10,475	$10,736	$10,391	$10,695
11/30/2015	$10,844	$10,796	$10,686	$11,043
12/31/2015	$10,457	$10,574	$10,123	$10,488
1/31/2016	$9,574	$9,978	$9,443	$9,566
2/29/2016	$9,627	$9,975	$9,507	$9,566
3/31/2016	$10,210	$10,677	$10,295	$10,329
4/30/2016	$10,422	$10,743	$10,513	$10,491
5/31/2016	$10,528	$10,935	$10,706	$10,728
6/30/2016	$10,634	$10,958	$10,738	$10,721
7/31/2016	$11,235	$11,393	$11,318	$11,361
8/31/2016	$11,552	$11,422	$11,599	$11,562
9/30/2016	$11,676	$11,440	$11,691	$11,691
10/31/2016	$11,288	$11,192	$11,306	$11,135
11/30/2016	$12,188	$11,693	$12,807	$12,377
12/31/2016	$12,533	$11,921	$13,336	$12,723
1/31/2017	$12,550	$12,145	$13,241	$12,773
2/28/2017	$12,639	$12,597	$13,432	$13,020
3/31/2017	$12,833	$12,606	$13,318	$13,037
4/30/2017	$12,798	$12,739	$13,371	$13,180
5/31/2017	$12,762	$12,870	$12,955	$12,912
6/30/2017	$13,240	$12,986	$13,408	$13,358
7/31/2017	$13,346	$13,231	$13,493	$13,457
8/31/2017	$13,187	$13,256	$13,161	$13,286
9/30/2017	$14,035	$13,579	$14,093	$14,115
10/31/2017	$14,159	$13,876	$14,111	$14,236
11/30/2017	$14,848	$14,297	$14,520	$14,646
12/31/2017	$14,983	$14,440	$14,381	$14,587
1/31/2018	$15,322	$15,201	$14,558	$14,968
2/28/2018	$14,701	$14,641	$13,830	$14,389
3/31/2018	$14,644	$14,347	$14,001	$14,575
4/30/2018	$14,757	$14,402	$14,244	$14,701
5/31/2018	$15,492	$14,808	$15,073	$15,593
6/30/2018	$15,662	$14,905	$15,164	$15,705
7/31/2018	$15,794	$15,400	$15,432	$15,978
8/31/2018	$16,491	$15,940	$15,799	$16,667
9/30/2018	$16,076	$15,967	$15,407	$16,266
10/31/2018	$14,946	$14,791	$14,028	$14,500
11/30/2018	$15,379	$15,087	$14,254	$14,730
12/31/2018	$13,567	$13,683	$12,531	$12,980
1/31/2019	$14,986	$14,858	$13,902	$14,441
2/28/2019	$15,541	$15,380	$14,442	$15,191
3/31/2019	$15,150	$15,605	$14,026	$14,873
4/30/2019	$16,034	$16,228	$14,556	$15,379
5/31/2019	$14,863	$15,178	$13,367	$14,183
6/30/2019	$15,931	$16,244	$14,218	$15,185
7/31/2019	$16,055	$16,485	$14,241	$15,272
8/31/2019	$15,335	$16,149	$13,447	$14,518
9/30/2019	$15,644	$16,433	$14,137	$14,820
10/31/2019	$15,870	$16,786	$14,479	$15,211
11/30/2019	$16,384	$17,424	$14,818	$15,837
12/31/2019	$16,772	$17,928	$15,337	$16,294
1/31/2020	$16,149	$17,908	$14,510	$15,771
2/29/2020	$14,445	$16,442	$13,100	$14,443
3/31/2020	$10,579	$14,181	$9,868	$11,305
4/30/2020	$12,200	$16,059	$11,085	$12,858
5/31/2020	$13,489	$16,918	$11,403	$13,695
6/30/2020	$13,904	$17,304	$11,734	$14,179
7/31/2020	$14,652	$18,287	$11,976	$14,571
8/31/2020	$15,297	$19,612	$12,621	$15,392
9/30/2020	$14,528	$18,898	$12,033	$14,878
10/31/2020	$14,902	$18,490	$12,464	$15,190
11/30/2020	$17,521	$20,739	$14,870	$17,990
12/31/2020	$18,872	$21,672	$16,048	$19,546
1/31/2021	$19,537	$21,576	$16,892	$20,529
2/28/2021	$21,282	$22,250	$18,479	$21,809
3/31/2021	$21,781	$23,048	$19,445	$22,028
4/30/2021	$22,342	$24,236	$19,838	$22,491
5/31/2021	$22,945	$24,346	$20,456	$22,537
6/30/2021	$22,966	$24,947	$20,332	$22,974
7/31/2021	$22,613	$25,369	$19,604	$22,144
8/31/2021	$22,758	$26,092	$20,129	$22,639
9/30/2021	$22,197	$24,921	$19,726	$21,972
10/31/2021	$23,278	$26,607	$20,478	$22,906
11/30/2021	$22,862	$26,202	$19,778	$21,952
12/31/2021	$23,661	$27,234	$20,585	$22,442
1/31/2022	$21,886	$25,631	$19,385	$20,282
2/28/2022	$21,504	$24,986	$19,705	$20,498
3/31/2022	$21,324	$25,796	$20,091	$20,753
4/30/2022	$19,594	$23,481	$18,532	$18,697
5/31/2022	$19,931	$23,450	$18,888	$18,725
6/30/2022	$17,819	$21,488	$17,022	$17,185
7/31/2022	$19,864	$23,504	$18,670	$18,979
8/31/2022	$18,943	$22,627	$18,079	$18,591
9/30/2022	$16,830	$20,528	$16,237	$16,809
10/31/2022	$18,853	$22,212	$18,281	$18,659
11/30/2022	$20,044	$23,371	$18,840	$19,095
12/31/2022	$18,561	$22,003	$17,604	$17,856
1/31/2023	$20,952	$23,518	$19,283	$19,596
2/28/2023	$20,400	$22,968	$18,839	$19,265
3/31/2023	$19,596	$23,583	$17,488	$18,345
4/30/2023	$19,389	$23,834	$17,052	$18,015
5/31/2023	$18,699	$23,927	$16,716	$17,849
6/30/2023	$20,975	$25,560	$18,044	$19,300
7/31/2023	$22,424	$26,477	$19,406	$20,480
8/31/2023	$22,148	$25,966	$18,472	$19,455
9/30/2023	$21,021	$24,729	$17,510	$18,310
10/31/2023	$19,665	$24,073	$16,466	$17,061
11/30/2023	$21,412	$26,318	$17,948	$18,606
12/31/2023	$24,429	$27,714	$20,182	$20,879
1/31/2024	$23,785	$28,021	$19,265	$20,067
2/29/2024	$25,431	$29,538	$19,895	$21,201
3/31/2024	$26,075	$30,491	$20,767	$21,960
4/30/2024	$24,119	$29,149	$19,444	$20,415
5/31/2024	$25,860	$30,526	$20,353	$21,439
6/30/2024	$25,813	$31,471	$20,010	$21,241
7/31/2024	$28,127	$32,056	$22,449	$23,399
8/31/2024	$27,602	$32,754	$22,028	$23,049
9/30/2024	$27,983	$33,432	$22,042	$23,210

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Small Cap Value Fund
Total Net Assets	$1,662,793,827
# of Portfolio Holdings	57
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$14,209,650
Fund	1 Year	5 Years	10 Years
Investor Class	33.12%	12.33%	10.84%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Russell 2000® Index	26.76%	9.39%	8.78%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
National Storage Affiliates Trust	3.1%
Kadant, Inc.	2.7%
Artisan Partners Asset Management, Inc. A	2.6%
UFP Industries, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.6%
ICF International, Inc.	2.4%
Valvoline, Inc.	2.4%
Cohen & Steers, Inc.	2.4%
Grand Canyon Education, Inc.	2.4%
CTS Corp.	2.3%

Top 10 Industries (%)

Industry	Value
Regional Banks	11.2%
Asset Management & Custody Banks	6.7%
Industrial Machinery & Supplies & Components	5.8%
Electronic Manufacturing Services	4.9%
Building Products	3.8%
Homebuilding	3.8%
Construction Machinery & Heavy Transportation Equipment	3.5%
Oil & Gas Exploration & Production	3.3%
Other Specialty Retail	3.1%
Self-Storage REITs	3.1%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch U.S. Select Fund

Institutional Class  WGUSX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.86%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. equities experienced sharp gains, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession.

While the Fund experienced substantial gains during the period, it still underperformed the benchmark Russell 3000® Growth Index. Market leaders within the benchmark consisted of a narrow set of mega-cap stocks that are perceived to benefit from the advent of artificial intelligence. Our Fund tends to focus on small- and mid-cap stocks, which is where Wasatch has concentrated its research efforts over the firm’s nearly 50-year history, and did not hold these mega-cap companies. Our lack of exposure to those mega-cap firms was a headwind to our performance relative to the benchmark. While lack of exposure to a few mega-cap companies hurt performance from a relative standpoint, our companies generally produced strong fundamentals during the year, and we continue to like their long-term return potential.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 3000® Growth Index	Russell Midcap® Growth Index
6/13/2022	$10,000	$10,000	$10,000	$10,000
6/30/2022	$10,110	$10,092	$10,258	$10,216
7/31/2022	$11,350	$11,038	$11,485	$11,467
8/31/2022	$10,730	$10,626	$10,975	$11,091
9/30/2022	$9,730	$9,641	$9,913	$10,150
10/31/2022	$10,540	$10,432	$10,514	$10,947
11/30/2022	$11,180	$10,976	$10,974	$11,543
12/31/2022	$10,550	$10,333	$10,142	$10,850
1/31/2023	$11,880	$11,045	$10,998	$11,797
2/28/2023	$11,600	$10,787	$10,868	$11,681
3/31/2023	$11,790	$11,075	$11,547	$11,841
4/30/2023	$11,490	$11,193	$11,647	$11,670
5/31/2023	$11,590	$11,237	$12,147	$11,677
6/30/2023	$12,690	$12,004	$12,987	$12,580
7/31/2023	$13,160	$12,435	$13,434	$12,960
8/31/2023	$12,850	$12,195	$13,283	$12,533
9/30/2023	$12,090	$11,614	$12,553	$11,923
10/31/2023	$11,570	$11,306	$12,335	$11,314
11/30/2023	$12,870	$12,360	$13,670	$12,694
12/31/2023	$14,090	$13,016	$14,322	$13,657
1/31/2024	$13,750	$13,160	$14,639	$13,583
2/29/2024	$14,830	$13,872	$15,646	$14,605
3/31/2024	$14,960	$14,320	$15,930	$14,954
4/30/2024	$14,000	$13,690	$15,227	$14,085
5/31/2024	$14,180	$14,336	$16,135	$14,235
6/30/2024	$14,190	$14,780	$17,171	$14,473
7/31/2024	$14,740	$15,055	$16,954	$14,561
8/31/2024	$15,080	$15,383	$17,281	$14,923
9/30/2024	$15,360	$15,701	$17,758	$15,420

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch U.S. Select Fund
Total Net Assets	$26,590,849
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$49,701
Fund	1 Year	Since Inception 6/13/22
Institutional Class	27.05%	20.53%
Russell 3000® Index	35.19%	21.67%
Russell 3000® Growth Index	41.47%	28.36%
Russell Midcap® Growth Index	29.33%	20.72%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.0%
Workday, Inc. A	3.9%
AMETEK, Inc.	3.8%
HEICO Corp. A	3.7%
Shift4 Payments, Inc. A	3.7%
Roper Technologies, Inc.	3.7%
Copart, Inc.	3.6%
Ensign Group, Inc.	3.3%
Morningstar, Inc.	3.2%
Balchem Corp.	3.2%

Top 10 Industries (%)

Industry	Value
Application Software	22.4%
Transaction & Payment Processing Services	5.7%
Financial Exchanges & Data	5.4%
Life Sciences Tools & Services	5.2%
Managed Health Care	4.0%
Electrical Components & Equipment	3.8%
Aerospace & Defense	3.7%
Diversified Support Services	3.6%
Health Care Facilities	3.3%
Specialty Chemicals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch U.S. Select Fund

Investor Class  WAUSX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.01%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, U.S. equities experienced sharp gains, fueled by optimism that the Federal Reserve may be able to end its interest-rate hiking cycle without tipping the economy into recession.

While the Fund experienced substantial gains during the period, it still underperformed the benchmark Russell 3000® Growth Index. Market leaders within the benchmark consisted of a narrow set of mega-cap stocks that are perceived to benefit from the advent of artificial intelligence. Our Fund tends to focus on small- and mid-cap stocks, which is where Wasatch has concentrated its research efforts over the firm’s nearly 50-year history, and did not hold these mega-cap companies. Our lack of exposure to those mega-cap firms was a headwind to our performance relative to the benchmark. While lack of exposure to a few mega-cap companies hurt performance from a relative standpoint, our companies generally produced strong fundamentals during the year, and we continue to like their long-term return potential.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 3000® Growth Index	Russell Midcap® Growth Index
6/13/2022	$10,000	$10,000	$10,000	$10,000
6/30/2022	$10,110	$10,092	$10,258	$10,216
7/31/2022	$11,350	$11,038	$11,485	$11,467
8/31/2022	$10,730	$10,626	$10,975	$11,091
9/30/2022	$9,740	$9,641	$9,913	$10,150
10/31/2022	$10,540	$10,432	$10,514	$10,947
11/30/2022	$11,180	$10,976	$10,974	$11,543
12/31/2022	$10,550	$10,333	$10,142	$10,850
1/31/2023	$11,880	$11,045	$10,998	$11,797
2/28/2023	$11,600	$10,787	$10,868	$11,681
3/31/2023	$11,780	$11,075	$11,547	$11,841
4/30/2023	$11,480	$11,193	$11,647	$11,670
5/31/2023	$11,580	$11,237	$12,147	$11,677
6/30/2023	$12,680	$12,004	$12,987	$12,580
7/31/2023	$13,140	$12,435	$13,434	$12,960
8/31/2023	$12,840	$12,195	$13,283	$12,533
9/30/2023	$12,070	$11,614	$12,553	$11,923
10/31/2023	$11,550	$11,306	$12,335	$11,314
11/30/2023	$12,850	$12,360	$13,670	$12,694
12/31/2023	$14,070	$13,016	$14,322	$13,657
1/31/2024	$13,720	$13,160	$14,639	$13,583
2/29/2024	$14,800	$13,872	$15,646	$14,605
3/31/2024	$14,930	$14,320	$15,930	$14,954
4/30/2024	$13,970	$13,690	$15,227	$14,085
5/31/2024	$14,150	$14,336	$16,135	$14,235
6/30/2024	$14,160	$14,780	$17,171	$14,473
7/31/2024	$14,710	$15,055	$16,954	$14,561
8/31/2024	$15,040	$15,383	$17,281	$14,923
9/30/2024	$15,320	$15,701	$17,758	$15,420

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch U.S. Select Fund
Total Net Assets	$26,590,849
# of Portfolio Holdings	35
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$49,701
Fund	1 Year	Since Inception 6/13/22
Investor Class	26.93%	20.39%
Russell 3000® Index	35.19%	21.67%
Russell 3000® Growth Index	41.47%	28.36%
Russell Midcap® Growth Index	29.33%	20.72%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.0%
Workday, Inc. A	3.9%
AMETEK, Inc.	3.8%
HEICO Corp. A	3.7%
Shift4 Payments, Inc. A	3.7%
Roper Technologies, Inc.	3.7%
Copart, Inc.	3.6%
Ensign Group, Inc.	3.3%
Morningstar, Inc.	3.2%
Balchem Corp.	3.2%

Top 10 Industries (%)

Industry	Value
Application Software	22.4%
Transaction & Payment Processing Services	5.7%
Financial Exchanges & Data	5.4%
Life Sciences Tools & Services	5.2%
Managed Health Care	4.0%
Electrical Components & Equipment	3.8%
Aerospace & Defense	3.7%
Diversified Support Services	3.6%
Health Care Facilities	3.3%
Specialty Chemicals	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch Ultra Growth Fund

Institutional Class  WGMCX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.06%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

The Fund focuses on identifying high-quality small companies with strong growth prospects and solid fundamentals. We also seek companies with innovative products or services, or those that utilize new technologies to do things better, faster and cheaper. Some of these companies accounted for our strong stock selection in health care—particularly in pharmaceuticals and biotechnology—which contributed the most, by a wide margin, to the Fund’s performance relative to the benchmark Russell 2000® Growth Index. Consumer staples was another area of strength for the Fund, and its underweight to energy, which was the only sector in the benchmark with a negative return, was beneficial. Conversely, our holdings in the information-technology, industrials and consumer-discretionary sectors underperformed and detracted from relative results.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,600	$10,275	$10,620
11/30/2014	$10,587	$10,524	$10,689
12/31/2014	$10,978	$10,524	$11,006
1/31/2015	$10,598	$10,231	$10,755
2/28/2015	$11,606	$10,824	$11,529
3/31/2015	$11,767	$10,713	$11,736
4/30/2015	$11,399	$10,762	$11,390
5/31/2015	$11,744	$10,911	$11,809
6/30/2015	$11,952	$10,728	$11,968
7/31/2015	$11,687	$10,908	$12,016
8/31/2015	$10,892	$10,249	$11,106
9/30/2015	$10,402	$9,951	$10,404
10/31/2015	$10,915	$10,736	$10,995
11/30/2015	$11,618	$10,796	$11,398
12/31/2015	$11,291	$10,574	$10,854
1/31/2016	$9,816	$9,978	$9,678
2/29/2016	$9,520	$9,975	$9,609
3/31/2016	$10,425	$10,677	$10,346
4/30/2016	$10,613	$10,743	$10,449
5/31/2016	$10,952	$10,935	$10,730
6/30/2016	$11,116	$10,958	$10,681
7/31/2016	$11,850	$11,393	$11,379
8/31/2016	$12,158	$11,422	$11,500
9/30/2016	$12,491	$11,440	$11,666
10/31/2016	$11,850	$11,192	$10,941
11/30/2016	$12,397	$11,693	$11,920
12/31/2016	$12,198	$11,921	$12,082
1/31/2017	$12,674	$12,145	$12,278
2/28/2017	$12,786	$12,597	$12,579
3/31/2017	$13,136	$12,606	$12,728
4/30/2017	$13,443	$12,739	$12,963
5/31/2017	$13,653	$12,870	$12,845
6/30/2017	$14,318	$12,986	$13,287
7/31/2017	$14,548	$13,231	$13,400
8/31/2017	$14,576	$13,256	$13,385
9/30/2017	$15,255	$13,579	$14,113
10/31/2017	$15,409	$13,876	$14,332
11/30/2017	$16,045	$14,297	$14,743
12/31/2017	$16,048	$14,440	$14,760
1/31/2018	$16,697	$15,201	$15,336
2/28/2018	$16,643	$14,641	$14,899
3/31/2018	$17,128	$14,347	$15,100
4/30/2018	$17,519	$14,402	$15,115
5/31/2018	$19,115	$14,808	$16,066
6/30/2018	$19,624	$14,905	$16,192
7/31/2018	$19,679	$15,400	$16,470
8/31/2018	$22,128	$15,940	$17,496
9/30/2018	$21,658	$15,967	$17,086
10/31/2018	$18,998	$14,791	$14,924
11/30/2018	$19,921	$15,087	$15,158
12/31/2018	$17,743	$13,683	$13,387
1/31/2019	$19,829	$14,858	$14,933
2/28/2019	$21,332	$15,380	$15,897
3/31/2019	$21,096	$15,605	$15,682
4/30/2019	$22,236	$16,228	$16,159
5/31/2019	$21,172	$15,178	$14,960
6/30/2019	$22,177	$16,244	$16,113
7/31/2019	$21,991	$16,485	$16,270
8/31/2019	$21,653	$16,149	$15,568
9/30/2019	$21,366	$16,433	$15,440
10/31/2019	$21,594	$16,786	$15,880
11/30/2019	$23,190	$17,424	$16,814
12/31/2019	$24,496	$17,928	$17,200
1/31/2020	$25,323	$17,908	$17,010
2/29/2020	$24,083	$16,442	$15,782
3/31/2020	$20,274	$14,181	$12,768
4/30/2020	$24,867	$16,059	$14,670
5/31/2020	$28,692	$16,918	$16,056
6/30/2020	$30,683	$17,304	$16,673
7/31/2020	$32,268	$18,287	$17,246
8/31/2020	$33,569	$19,612	$18,258
9/30/2020	$34,104	$18,898	$17,867
10/31/2020	$33,948	$18,490	$18,002
11/30/2020	$38,188	$20,739	$21,177
12/31/2020	$42,009	$21,672	$23,156
1/31/2021	$43,340	$21,576	$24,273
2/28/2021	$46,163	$22,250	$25,074
3/31/2021	$43,997	$23,048	$24,285
4/30/2021	$46,767	$24,236	$24,815
5/31/2021	$44,485	$24,346	$24,106
6/30/2021	$46,660	$24,947	$25,237
7/31/2021	$45,755	$25,369	$24,317
8/31/2021	$46,900	$26,092	$24,759
9/30/2021	$45,320	$24,921	$23,810
10/31/2021	$47,770	$26,607	$24,925
11/30/2021	$44,352	$26,202	$23,708
12/31/2021	$44,395	$27,234	$23,813
1/31/2022	$37,583	$25,631	$20,621
2/28/2022	$37,834	$24,986	$20,711
3/31/2022	$37,001	$25,796	$20,806
4/30/2022	$31,874	$23,481	$18,253
5/31/2022	$30,169	$23,450	$17,908
6/30/2022	$27,550	$21,488	$16,800
7/31/2022	$30,339	$23,504	$18,681
8/31/2022	$29,496	$22,627	$18,505
9/30/2022	$26,456	$20,528	$16,840
10/31/2022	$27,319	$22,212	$18,439
11/30/2022	$28,423	$23,371	$18,739
12/31/2022	$26,815	$22,003	$17,536
1/31/2023	$29,900	$23,518	$19,281
2/28/2023	$29,226	$22,968	$19,072
3/31/2023	$28,664	$23,583	$18,601
4/30/2023	$28,021	$23,834	$18,385
5/31/2023	$28,162	$23,927	$18,388
6/30/2023	$30,271	$25,560	$19,913
7/31/2023	$31,819	$26,477	$20,844
8/31/2023	$29,558	$25,966	$19,759
9/30/2023	$26,755	$24,729	$18,456
10/31/2023	$24,093	$24,073	$17,032
11/30/2023	$27,529	$26,318	$18,583
12/31/2023	$32,020	$27,714	$20,808
1/31/2024	$31,085	$28,021	$20,141
2/29/2024	$34,009	$29,538	$21,777
3/31/2024	$33,989	$30,491	$22,386
4/30/2024	$30,894	$29,149	$20,662
5/31/2024	$31,969	$30,526	$21,769
6/30/2024	$31,859	$31,471	$21,732
7/31/2024	$33,466	$32,056	$23,512
8/31/2024	$34,039	$32,754	$23,251
9/30/2024	$34,371	$33,432	$23,560

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Ultra Growth Fund
Total Net Assets	$966,113,516
# of Portfolio Holdings	64
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$10,520,014
Fund	1 Year	5 Years	10 Years
Institutional Class	28.46%	9.97%	13.14%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	4.3%
HealthEquity, Inc.	3.4%
Shift4 Payments, Inc. A	3.2%
Intra-Cellular Therapies, Inc.	3.1%
Inspire Medical Systems, Inc.	3.0%
Paylocity Holding Corp.	3.0%
Exact Sciences Corp.	2.9%
PDF Solutions, Inc.	2.8%
Monday.com Ltd.	2.6%
Globant SA	2.5%

Top 10 Industries (%)

Industry	Value
Biotechnology	10.2%
Semiconductor Materials & Equipment	8.2%
Systems Software	6.6%
Health Care Equipment	6.1%
Application Software	5.8%
Pharmaceuticals	5.7%
Packaged Foods & Meats	4.3%
IT Consulting & Other Services	3.6%
Managed Health Care	3.4%
Transaction & Payment Processing Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.0%
Preferred Stocks	1.5%
Warrants	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Annual Shareholder Report

September 30, 2024

Institutional Class

Wasatch Ultra Growth Fund

Investor Class  WAMCX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$139	1.22%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2024, investors’ interest-rate expectations fluctuated, with markets anticipating rate cuts in some quarters and grappling with stubborn inflation in others. But optimism largely prevailed as the period progressed and the likelihood of rate cuts grew stronger, creating a favorable environment for U.S. equities.

The Fund focuses on identifying high-quality small companies with strong growth prospects and solid fundamentals. We also seek companies with innovative products or services, or those that utilize new technologies to do things better, faster and cheaper. Some of these companies accounted for our strong stock selection in health care—particularly in pharmaceuticals and biotechnology—which contributed the most, by a wide margin, to the Fund’s performance relative to the benchmark Russell 2000® Growth Index. Consumer staples was another area of strength for the Fund, and its underweight to energy, which was the only sector in the benchmark with a negative return, was beneficial. Conversely, our holdings in the information-technology, industrials and consumer-discretionary sectors underperformed and detracted from relative results.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Growth Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,600	$10,275	$10,620
11/30/2014	$10,587	$10,524	$10,689
12/31/2014	$10,978	$10,524	$11,006
1/31/2015	$10,598	$10,231	$10,755
2/28/2015	$11,606	$10,824	$11,529
3/31/2015	$11,767	$10,713	$11,736
4/30/2015	$11,399	$10,762	$11,390
5/31/2015	$11,744	$10,911	$11,809
6/30/2015	$11,952	$10,728	$11,968
7/31/2015	$11,687	$10,908	$12,016
8/31/2015	$10,892	$10,249	$11,106
9/30/2015	$10,402	$9,951	$10,404
10/31/2015	$10,915	$10,736	$10,995
11/30/2015	$11,618	$10,796	$11,398
12/31/2015	$11,291	$10,574	$10,854
1/31/2016	$9,816	$9,978	$9,678
2/29/2016	$9,520	$9,975	$9,609
3/31/2016	$10,425	$10,677	$10,346
4/30/2016	$10,613	$10,743	$10,449
5/31/2016	$10,952	$10,935	$10,730
6/30/2016	$11,116	$10,958	$10,681
7/31/2016	$11,850	$11,393	$11,379
8/31/2016	$12,158	$11,422	$11,500
9/30/2016	$12,491	$11,440	$11,666
10/31/2016	$11,850	$11,192	$10,941
11/30/2016	$12,397	$11,693	$11,920
12/31/2016	$12,198	$11,921	$12,082
1/31/2017	$12,674	$12,145	$12,278
2/28/2017	$12,786	$12,597	$12,579
3/31/2017	$13,136	$12,606	$12,728
4/30/2017	$13,443	$12,739	$12,963
5/31/2017	$13,653	$12,870	$12,845
6/30/2017	$14,318	$12,986	$13,287
7/31/2017	$14,548	$13,231	$13,400
8/31/2017	$14,576	$13,256	$13,385
9/30/2017	$15,255	$13,579	$14,113
10/31/2017	$15,409	$13,876	$14,332
11/30/2017	$16,045	$14,297	$14,743
12/31/2017	$16,048	$14,440	$14,760
1/31/2018	$16,697	$15,201	$15,336
2/28/2018	$16,643	$14,641	$14,899
3/31/2018	$17,128	$14,347	$15,100
4/30/2018	$17,519	$14,402	$15,115
5/31/2018	$19,115	$14,808	$16,066
6/30/2018	$19,624	$14,905	$16,192
7/31/2018	$19,679	$15,400	$16,470
8/31/2018	$22,128	$15,940	$17,496
9/30/2018	$21,658	$15,967	$17,086
10/31/2018	$18,998	$14,791	$14,924
11/30/2018	$19,921	$15,087	$15,158
12/31/2018	$17,743	$13,683	$13,387
1/31/2019	$19,829	$14,858	$14,933
2/28/2019	$21,332	$15,380	$15,897
3/31/2019	$21,096	$15,605	$15,682
4/30/2019	$22,236	$16,228	$16,159
5/31/2019	$21,172	$15,178	$14,960
6/30/2019	$22,177	$16,244	$16,113
7/31/2019	$21,991	$16,485	$16,270
8/31/2019	$21,653	$16,149	$15,568
9/30/2019	$21,366	$16,433	$15,440
10/31/2019	$21,594	$16,786	$15,880
11/30/2019	$23,190	$17,424	$16,814
12/31/2019	$24,496	$17,928	$17,200
1/31/2020	$25,323	$17,908	$17,010
2/29/2020	$24,083	$16,442	$15,782
3/31/2020	$20,274	$14,181	$12,768
4/30/2020	$24,867	$16,059	$14,670
5/31/2020	$28,684	$16,918	$16,056
6/30/2020	$30,683	$17,304	$16,673
7/31/2020	$32,268	$18,287	$17,246
8/31/2020	$33,561	$19,612	$18,258
9/30/2020	$34,086	$18,898	$17,867
10/31/2020	$33,940	$18,490	$18,002
11/30/2020	$38,170	$20,739	$21,177
12/31/2020	$41,983	$21,672	$23,156
1/31/2021	$43,306	$21,576	$24,273
2/28/2021	$46,120	$22,250	$25,074
3/31/2021	$43,954	$23,048	$24,285
4/30/2021	$46,715	$24,236	$24,815
5/31/2021	$44,433	$24,346	$24,106
6/30/2021	$46,599	$24,947	$25,237
7/31/2021	$45,694	$25,369	$24,317
8/31/2021	$46,830	$26,092	$24,759
9/30/2021	$45,250	$24,921	$23,810
10/31/2021	$47,691	$26,607	$24,925
11/30/2021	$44,273	$26,202	$23,708
12/31/2021	$44,326	$27,234	$23,813
1/31/2022	$37,512	$25,631	$20,621
2/28/2022	$37,763	$24,986	$20,711
3/31/2022	$36,930	$25,796	$20,806
4/30/2022	$31,802	$23,481	$18,253
5/31/2022	$30,096	$23,450	$17,908
6/30/2022	$27,477	$21,488	$16,800
7/31/2022	$30,256	$23,504	$18,681
8/31/2022	$29,413	$22,627	$18,505
9/30/2022	$26,383	$20,528	$16,840
10/31/2022	$27,236	$22,212	$18,439
11/30/2022	$28,330	$23,371	$18,739
12/31/2022	$26,724	$22,003	$17,536
1/31/2023	$29,795	$23,518	$19,281
2/28/2023	$29,112	$22,968	$19,072
3/31/2023	$28,560	$23,583	$18,601
4/30/2023	$27,908	$23,834	$18,385
5/31/2023	$28,049	$23,927	$18,388
6/30/2023	$30,146	$25,560	$19,913
7/31/2023	$31,681	$26,477	$20,844
8/31/2023	$29,423	$25,966	$19,759
9/30/2023	$26,634	$24,729	$18,456
10/31/2023	$23,974	$24,073	$17,032
11/30/2023	$27,396	$26,318	$18,583
12/31/2023	$31,852	$27,714	$20,808
1/31/2024	$30,919	$28,021	$20,141
2/29/2024	$33,829	$29,538	$21,777
3/31/2024	$33,809	$30,491	$22,386
4/30/2024	$30,728	$29,149	$20,662
5/31/2024	$31,792	$30,526	$21,769
6/30/2024	$31,671	$31,471	$21,732
7/31/2024	$33,267	$32,056	$23,512
8/31/2024	$33,839	$32,754	$23,251
9/30/2024	$34,160	$33,432	$23,560

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch Ultra Growth Fund
Total Net Assets	$966,113,516
# of Portfolio Holdings	64
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$10,520,014
Fund	1 Year	5 Years	10 Years
Investor Class	28.26%	9.84%	13.07%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	4.3%
HealthEquity, Inc.	3.4%
Shift4 Payments, Inc. A	3.2%
Intra-Cellular Therapies, Inc.	3.1%
Inspire Medical Systems, Inc.	3.0%
Paylocity Holding Corp.	3.0%
Exact Sciences Corp.	2.9%
PDF Solutions, Inc.	2.8%
Monday.com Ltd.	2.6%
Globant SA	2.5%

Top 10 Industries (%)

Industry	Value
Biotechnology	10.2%
Semiconductor Materials & Equipment	8.2%
Systems Software	6.6%
Health Care Equipment	6.1%
Application Software	5.8%
Pharmaceuticals	5.7%
Packaged Foods & Meats	4.3%
IT Consulting & Other Services	3.6%
Managed Health Care	3.4%
Transaction & Payment Processing Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.0%
Preferred Stocks	1.5%
Warrants	0.1%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Annual Shareholder Report

September 30, 2024

Investor Class

Wasatch-Hoisington U.S. Treasury Fund

Single Class  WHOSX

Annual Shareholder Report

September 30, 2024

This Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wasatch-Hoisington U.S. Treasury Fund	$78	0.73%

How did the fund perform last year and what affected its performance?

Invested in long-dated U.S. Treasury securities, the Fund benefited from lower yields during the 12 months ended September 30, 2024, and outperformed the benchmark Bloomberg U.S. Aggregate Bond Index. Thirty-year Treasury bond yields closed at 4.13% at the end of September, down from 4.71% a year ago. The Fund’s managers position it in long-dated bonds when they expect inflation to fall, which happened over the period. Treasury yields decreased over the Fund’s fiscal year as three significant measures of inflation decreased during the period. Over the 12-month period, the overall Consumer Price Index (commonly called “headline CPI”), core CPI (which excludes volatile food and energy prices) and headline CPI excluding shelter increased by 2.4%, 3.3% and 1.1%, respectively. These levels were substantially below their respective numbers of 3.7%, 4.2%, and 2.0% for the twelve months ended September 30, 2023. Shelter is widely considered to lag current changes in inflation, and thus, its exclusion provides a far better indication of actual inflation.

Inflationary expectations are the primary fundamental determinant of long-term Treasury bond yields. Inflation receded since the real and detrended broad money supply has declined over the last four years, and the rise of inventory investment in the first half of 2024 indicated an increased supply of goods.

Fund Performance

 Total return based on a $10,000 investment.

	Wasatch Hoisington U.S. Treasury	Bloomberg US Aggregate Bond Index
9/30/2014	$10,000	$10,000
10/31/2014	$10,345	$10,098
11/30/2014	$10,697	$10,170
12/31/2014	$11,121	$10,180
1/31/2015	$12,304	$10,393
2/28/2015	$11,533	$10,295
3/31/2015	$11,695	$10,343
4/30/2015	$11,222	$10,306
5/31/2015	$10,985	$10,281
6/30/2015	$10,459	$10,169
7/31/2015	$10,869	$10,240
8/31/2015	$10,863	$10,225
9/30/2015	$11,009	$10,294
10/31/2015	$10,919	$10,296
11/30/2015	$10,812	$10,269
12/31/2015	$10,805	$10,235
1/31/2016	$11,411	$10,376
2/29/2016	$11,790	$10,450
3/31/2016	$11,797	$10,546
4/30/2016	$11,701	$10,586
5/31/2016	$11,816	$10,589
6/30/2016	$12,714	$10,779
7/31/2016	$13,096	$10,847
8/31/2016	$13,007	$10,835
9/30/2016	$12,714	$10,829
10/31/2016	$12,029	$10,746
11/30/2016	$10,915	$10,492
12/31/2016	$10,855	$10,506
1/31/2017	$10,883	$10,527
2/28/2017	$11,100	$10,598
3/31/2017	$10,985	$10,592
4/30/2017	$11,161	$10,674
5/31/2017	$11,442	$10,756
6/30/2017	$11,542	$10,745
7/31/2017	$11,408	$10,792
8/31/2017	$11,910	$10,888
9/30/2017	$11,587	$10,837
10/31/2017	$11,587	$10,843
11/30/2017	$11,708	$10,829
12/31/2017	$11,990	$10,879
1/31/2018	$11,526	$10,753
2/28/2018	$11,055	$10,651
3/31/2018	$11,477	$10,720
4/30/2018	$11,212	$10,640
5/31/2018	$11,513	$10,716
6/30/2018	$11,562	$10,703
7/31/2018	$11,324	$10,705
8/31/2018	$11,512	$10,774
9/30/2018	$11,069	$10,705
10/31/2018	$10,583	$10,620
11/30/2018	$10,801	$10,684
12/31/2018	$11,530	$10,880
1/31/2019	$11,588	$10,995
2/28/2019	$11,398	$10,989
3/31/2019	$12,148	$11,200
4/30/2019	$11,840	$11,203
5/31/2019	$12,823	$11,402
6/30/2019	$12,973	$11,545
7/31/2019	$12,995	$11,570
8/31/2019	$14,734	$11,870
9/30/2019	$14,250	$11,807
10/31/2019	$14,080	$11,842
11/30/2019	$14,021	$11,836
12/31/2019	$13,507	$11,828
1/31/2020	$14,592	$12,056
2/29/2020	$15,744	$12,273
3/31/2020	$17,040	$12,201
4/30/2020	$17,227	$12,417
5/31/2020	$16,786	$12,475
6/30/2020	$16,812	$12,554
7/31/2020	$17,680	$12,741
8/31/2020	$16,722	$12,639
9/30/2020	$16,824	$12,632
10/31/2020	$16,201	$12,575
11/30/2020	$16,456	$12,699
12/31/2020	$16,218	$12,716
1/31/2021	$15,423	$12,625
2/28/2021	$14,195	$12,443
3/31/2021	$13,469	$12,287
4/30/2021	$13,879	$12,384
5/31/2021	$13,960	$12,425
6/30/2021	$14,674	$12,512
7/31/2021	$15,289	$12,652
8/31/2021	$15,224	$12,628
9/30/2021	$14,681	$12,519
10/31/2021	$15,224	$12,515
11/30/2021	$15,792	$12,552
12/31/2021	$15,417	$12,520
1/31/2022	$14,717	$12,250
2/28/2022	$14,334	$12,114
3/31/2022	$13,573	$11,777
4/30/2022	$12,159	$11,330
5/31/2022	$11,816	$11,403
6/30/2022	$11,709	$11,224
7/31/2022	$12,063	$11,499
8/31/2022	$11,389	$11,174
9/30/2022	$10,359	$10,691
10/31/2022	$9,590	$10,552
11/30/2022	$10,292	$10,940
12/31/2022	$10,154	$10,891
1/31/2023	$10,811	$11,226
2/28/2023	$10,287	$10,936
3/31/2023	$10,783	$11,214
4/30/2023	$10,858	$11,282
5/31/2023	$10,490	$11,159
6/30/2023	$10,521	$11,119
7/31/2023	$10,243	$11,111
8/31/2023	$9,905	$11,040
9/30/2023	$9,031	$10,760
10/31/2023	$8,581	$10,590
11/30/2023	$9,396	$11,070
12/31/2023	$10,291	$11,493
1/31/2024	$9,932	$11,462
2/29/2024	$9,709	$11,300
3/31/2024	$9,816	$11,404
4/30/2024	$9,014	$11,116
5/31/2024	$9,299	$11,305
6/30/2024	$9,589	$11,412
7/31/2024	$9,842	$11,678
8/31/2024	$10,199	$11,846
9/30/2024	$10,356	$12,005

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Key Fund Statistics

Fund	Wasatch-Hoisington U.S. Treasury Fund
Total Net Assets	$185,134,797
# of Portfolio Holdings	6
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$963,676
Fund	1 Year	5 Years	10 Years
Wasatch Hoisington U.S. Treasury	14.68%	(6.18%)	0.35%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
U.S. Treasury STRIPS Principal –% due 08/15/47	32.6%
U.S. Treasury Bonds 1.875% due 11/15/51	24.3%
U.S. Treasury Bonds 1.250% due 05/15/50	16.0%
U.S. Treasury Bonds 1.375% due 08/15/50	14.2%
U.S. Treasury STRIPS Principal 3.625% due 05/15/53	5.9%
U.S. Treasury STRIPS Principal 2.000% due 08/15/51	5.9%

Top 10 Industries (%)

Industry	Value
Sovereign	98.8%

Portfolio Compositions (%)

Asset Type	Value
U.S. Government Obligations	98.8%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address. If you would like to receive individual mailings, please call [800-551-1700] and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch-Hoisington U.S. Treasury Fund

Annual Shareholder Report

September 30, 2024

Single Class

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	Wasatch Funds Trust (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(1)

The Board of Trustees of the Registrant has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)	The name of the audit committee financial experts are Kate Fleming, Kristen Fletcher, and Mark Robinson. Each is deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees - The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the last two fiscal years ended September 30, 2024 and 2023 were $657,800 and $692,384, respectively.

(b)

Audit Related Fees – During the fiscal years ended September 30, 2024 and 2023, the Registrant was not billed any fees by the independent registered public accounting firm for assurance and related services rendered by the independent registered public accounting firm to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

During the fiscal years ended September 30, 2024 and 2023, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser (the “Advisor”) or any other entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant.

(c)

Tax Fees - The aggregate fees billed for professional services rendered by the independent registered public accounting firm to the Registrant for tax compliance, tax advice, tax planning, and tax return preparation for the last two fiscal years ended September 30, 2024 and 2023 were $143,700 and $142,250, respectively. These services consisted of the independent registered public accounting firm reviewing the Registrant’s excise tax returns, distribution requirements and RIC tax returns.

During the fiscal years ended September 30, 2024 and 2023, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Advisor or any other entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant.

(d)

All Other Fees – The aggregate fees billed for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraphs (a) – (c) of this Item 4, for the fiscal years ended September 30, 2024 and 2023 were $0 and $0, respectively.

During the fiscal years ended September 30, 2024 and 2023, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Advisor or any other entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant.

(e)	Pre-Approval Policies and Procedures

(1)   Pursuant to the registrant’s Audit Committee Charter, the Audit Committee shall evaluate the independence of the independent public accountants, including evaluating whether the independent public accountants provide audit services or consulting services to the Registrant or consulting services to the Advisor, and to receive the specific representations of the independent registered public accounting firm as to their independence. Specifically, the Audit Committee will be responsible for evaluating the provision of non-audit services to the Registrant as required by Section 201 of the Sarbanes-Oxley Act, any pre-approval requests submitted by the independent registered public accounting firm as required by Section 202 of the Sarbanes-Oxley Act or as otherwise required under Section 2-01 of Regulation S-X, and shall monitor the conflict of interest requirements in Section 206 of the Sarbanes-Oxley Act, and the prohibitions on improper influence on the conduct of audits in Section 303 of the Sarbanes-Oxley Act. The Audit Committee shall pre-approve any engagement of the independent registered public accounting firm to provide any services (other than prohibited non-audit services) including the fees and other compensation to be paid to the independent registered public accounting firm.

The independent registered public accounting firm is authorized by the Audit Committee to provide non-audit services to the extent allowable under the Sarbanes-Oxley Act of 2002 for the Registrant provided that (i) the fees payable with respect to such services do not exceed $5,000 in any calendar quarter and (ii) such fees are ratified by the Audit Committee at its next meeting. The fees payable with respect to non-audit services may be increased by the affirmative vote of a majority of the members of the Audit Committee.

(2)   There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Advisor described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	No disclosures are required by this Item 4(f).

(g)

For the fiscal years ended September 30, 2024 and 2023, the aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant and the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provided ongoing services to the Registrant were approximately $0 and $0, respectively.

(h)	No disclosures are required by this Item 4(h).

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

WASATCHGLOBAL.COM

SEPTEMBER 30, 2024

2024 Financial Statements and Supplemental Information

Fund Name	Investor Class	Institutional Class

Wasatch Core Growth Fund	WGROX	WIGRX

Wasatch Emerging India Fund	WAINX	WIINX

Wasatch Emerging Markets Select Fund	WAESX	WIESX

Wasatch Emerging Markets Small Cap Fund	WAEMX	WIEMX

Wasatch Frontier Emerging Small Countries Fund	WAFMX	WIFMX

Wasatch Global Opportunities Fund	WAGOX	WIGOX

Wasatch Global Select Fund	WAGSX	WGGSX

Wasatch Global Value Fund	FMIEX	WILCX

Wasatch Greater China Fund	WAGCX	WGGCX

Wasatch International Growth Fund	WAIGX	WIIGX

Fund Name	Investor Class	Institutional Class

Wasatch International Opportunities Fund	WAIOX	WIIOX

Wasatch International Select Fund	WAISX	WGISX

Wasatch Long/Short Alpha Fund	WALSX	WGLSX

Wasatch Micro Cap Fund	WMICX	WGICX

Wasatch Micro Cap Value Fund	WAMVX	WGMVX

Wasatch Small Cap Growth Fund	WAAEX	WIAEX

Wasatch Small Cap Value Fund	WMCVX	WICVX

Wasatch Ultra Growth Fund	WAMCX	WGMCX

Wasatch U.S. Select Fund	WAUSX	WGUSX

Wasatch-Hoisington U.S. Treasury Fund	WHOSX	—

Wasatch Funds

Salt Lake City, Utah

wasatchglobal.com

800.551.1700

Table of Contents

Schedules of Investments [Item 6 of Form N-CSR]	2

Wasatch Core Growth Fund	2

Wasatch Emerging India Fund	4

Wasatch Emerging Markets Select Fund	5

Wasatch Emerging Markets Small Cap Fund	7

Wasatch Frontier Emerging Small Countries Fund	9

Wasatch Global Opportunities Fund	11

Wasatch Global Select Fund	13

Wasatch Global Value Fund	14

Wasatch Greater China Fund	16

Wasatch International Growth Fund	17

Wasatch International Opportunities Fund	19

Wasatch International Select Fund	21

Wasatch Long/Short Alpha Fund	22

Wasatch Micro Cap Fund	25

Wasatch Micro Cap Value Fund	27

Wasatch Small Cap Growth Fund	29

Wasatch Small Cap Value Fund	31

Wasatch Ultra Growth Fund	33

Wasatch U.S. Select Fund	35

Wasatch-Hoisington U.S. Treasury Fund	36

Financial Statements and Financial Highlights for Open-End Management Investment Companies [Item 7 of Form N-CSR]	38

Financial Statements	38

Statements of Assets and Liabilities	38

Statements of Operations	44

Statements of Changes in Net Assets	50

Statements of Cash Flows	58

Financial Highlights	60

Wasatch Core Growth Fund	60

Wasatch Emerging India Fund	60

Wasatch Emerging Markets Select Fund	60

Wasatch Emerging Markets Small Cap Fund	60

Wasatch Frontier Emerging Small Countries Fund	60

Wasatch Global Opportunities Fund	62

Wasatch Global Select Fund	62

Wasatch Global Value Fund	62

Wasatch Greater China Fund	62

Wasatch International Growth Fund	64

Wasatch International Opportunities Fund	64

Wasatch International Select Fund	64

Wasatch Long/Short Alpha Fund	64

Wasatch Micro Cap Fund	64

Wasatch Micro Cap Value Fund	66

Wasatch Small Cap Growth Fund	66

Wasatch Small Cap Value Fund	66

Wasatch Ultra Growth Fund	66

Wasatch U.S. Select Fund	66

Wasatch-Hoisington U.S. Treasury Fund	68

Notes to Financial Statements	71

Report of Independent Registered Public Accounting Firm	102

Supplemental Information (Unaudited)	103

Service Providers	104

Contact Wasatch	104

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form N-CSR]

Not applicable

Proxy Disclosures for Open-End Management Investment Companies [Item 9 of Form N-CSR]

Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Statement Regarding Basis for Approval of Investment Advisory Contract [Item 11 of Form N-CSR]

Not applicable

This material must be accompanied or preceded by a prospectus.

Please read the prospectus carefully before you invest.

Wasatch Funds are distributed by ALPS Distributors, Inc.

Wasatch Core Growth Fund (WGROX / WIGRX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.1%

	Apparel Retail 1.0%
278,530	Boot Barn Holdings, Inc.*	$46,592,498

	Application Software 11.4%
8,445,250	CCC Intelligent Solutions Holdings, Inc.*	93,320,012
5,982,980	Clearwater Analytics Holdings, Inc., Class A*	151,070,245
840,764	Guidewire Software, Inc.*	153,809,366
831,633	Procore Technologies, Inc.*	51,328,389
1,311,113	Q2 Holdings, Inc.*	104,587,484

		554,115,496

	Asset Management & Custody Banks 5.1%
1,326,638	Cohen & Steers, Inc.	127,290,916
710,275	Hamilton Lane, Inc., Class A	119,603,207

		246,894,123

	Automotive Parts & Equipment 2.1%
404,311	Modine Manufacturing Co.*	53,688,458
1,154,698	XPEL, Inc.*	50,079,252

		103,767,710

	Automotive Retail 2.3%
2,603,985	Valvoline, Inc.*	108,976,772

	Broadline Retail 2.0%
1,010,507	Ollie’s Bargain Outlet Holdings, Inc.*	98,221,280

	Building Products 5.2%
489,077	AAON, Inc.	52,742,064
258,318	CSW Industrials, Inc.	94,645,132
1,596,893	Trex Co., Inc.*	106,321,136

		253,708,332

	Cargo Ground Transportation 2.3%
250,297	Saia, Inc.*	109,444,866

	Distributors 2.3%
297,375	Pool Corp.	112,050,900

	Electronic Equipment & Instruments 2.2%
584,034	Novanta, Inc.*	104,495,363

	Electronic Manufacturing Services 1.3%
261,427	Fabrinet*	61,811,800

	Environmental & Facilities Services 1.8%
891,928	Casella Waste Systems, Inc., Class A*	88,737,917

	Financial Exchanges & Data 4.7%
278,369	MarketAxess Holdings, Inc.	71,318,138
410,475	Morningstar, Inc.	130,990,782
4,171,907	Open Lending Corp.*	25,532,071

		227,840,991

	Health Care Equipment 1.6%
374,009	Inspire Medical Systems, Inc.*	78,934,600

Shares		Value

	Health Care Facilities 3.0%
802,079	Ensign Group, Inc.	$115,355,002
787,822	PACS Group, Inc.*	31,489,245

		146,844,247

	Health Care Technology 1.3%
5,321,544	Certara, Inc.*	62,315,280

	Home Furnishing Retail 1.1%
4,368,594	Arhaus, Inc.‡‡	53,777,392

	Home Improvement Retail 1.6%
624,443	Floor & Decor Holdings, Inc., Class A*	77,537,087

	Human Resource & Employment Services 2.5%
733,774	Paylocity Holding Corp.*	121,050,697

	Industrial Machinery & Supplies & Components 6.8%
1,141,254	Helios Technologies, Inc.	54,437,816
440,026	Kadant, Inc.	148,728,788
428,489	RBC Bearings, Inc.*	128,281,037

		331,447,641

	Insurance Brokers 1.7%
905,133	Goosehead Insurance, Inc., Class A*	80,828,377

	Investment Banking & Brokerage 1.7%
1,188,821	Moelis & Co., Class A	81,446,127

	IT Consulting & Other Services 2.3%
567,468	Globant SA*	112,438,110

	Leisure Products 1.0%
1,194,083	YETI Holdings, Inc.*	48,993,226

	Life Sciences Tools & Services 1.6%
234,687	Medpace Holdings, Inc.*	78,338,521

	Managed Health Care 3.6%
2,121,723	HealthEquity, Inc.*	173,663,028

	Other Specialty Retail 1.0%
530,594	Five Below, Inc.*	46,877,980

	Packaged Foods & Meats 1.5%
516,580	Freshpet, Inc.*	70,652,647

	Personal Care Products 2.3%
1,817,768	BellRing Brands, Inc.*	110,374,873

	Pharmaceuticals 1.3%
863,458	Intra-Cellular Therapies, Inc.*	63,179,222

	Regional Banks 2.6%
1,619,669	Bank OZK	69,629,570
586,617	Pinnacle Financial Partners, Inc.	57,470,868

		127,100,438

	Research & Consulting Services 1.9%
536,714	ICF International, Inc.	89,518,528

Wasatch Core Growth Fund (WGROX / WIGRX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Restaurants 1.0%
1,432,979	Dutch Bros, Inc., Class A*	$45,898,317

	Self-Storage REITs 2.4%
2,423,166	National Storage Affiliates Trust	116,796,601

	Semiconductor Materials & Equipment 1.3%
296,307	Nova Ltd.*	61,732,600

	Specialty Chemicals 3.7%
564,446	Balchem Corp.	99,342,496
718,516	Innospec, Inc.	81,256,974

		180,599,470

	Systems Software 1.5%
256,894	CyberArk Software Ltd.*	74,912,859

	Trading Companies & Distributors 1.6%
516,973	SiteOne Landscape Supply, Inc.*	78,016,395

	Transaction & Payment Processing Services 3.5%
1,939,435	Shift4 Payments, Inc., Class A*	171,833,941

	Total Common Stocks (cost $3,277,472,375)	4,801,766,252

	Total Investments (cost $3,277,472,375) 99.1%	4,801,766,252

	Other Assets less Liabilities 0.9%	45,461,590

	Net Assets 100.0%	$4,847,227,842

	*Non-income producing. ‡‡Affiliated company (see Note 8). REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Core Growth Fund’s investments were in the following countries (unaudited):

Country	%
Israel	2.8
United States	97.2

TOTAL	100.0%

Wasatch Emerging India Fund (WAINX / WIINX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 105.2%

	Apparel Retail 9.2%
734,266	Trent Ltd.	$66,430,226

	Asset Management & Custody Banks 1.1%
247,039	Prudent Corporate Advisory Services Ltd.	7,671,464

	Automotive Parts & Equipment 2.5%
347,937	Tube Investments of India Ltd.	18,009,803

	Commodity Chemicals 4.3%
2,183,037	Berger Paints India Ltd.	16,206,613
235,298	Supreme Industries Ltd.	14,943,811

		31,150,424

	Construction Machinery & Heavy Transportation Equipment 1.1%
464,679	Action Construction Equipment Ltd.	7,702,970

	Consumer Finance 19.5%
769,735	Bajaj Finance Ltd.	70,721,677
2,922,947	Cholamandalam Investment & Finance Co. Ltd.	56,105,499
1,481,115	Five-Star Business Finance Ltd.*	13,784,042

		140,611,218

	Diversified Banks 9.5%
2,487,174	HDFC Bank Ltd.	51,221,671
797,718	Kotak Mahindra Bank Ltd.	17,633,233

		68,854,904

	Diversified Chemicals 0.8%
153,633	Pidilite Industries Ltd.	6,164,886

	Diversified Support Services 3.5%
3,535,200	CMS Info Systems Ltd.	25,199,448

	Electrical Components & Equipment 1.0%
86,826	Polycab India Ltd.	7,205,624

	Food Retail 4.2%
499,615	Avenue Supermarts Ltd.*	30,380,217

	Health Care Facilities 6.6%
3,131,221	Max Healthcare Institute Ltd.	36,779,176
655,496	Rainbow Children’s Medicare Ltd.	10,949,671

		47,728,847

	Health Care Services 9.5%
790,928	Dr. Lal PathLabs Ltd.	31,190,923
3,245,700	Vijaya Diagnostic Centre Pvt. Ltd.	37,190,252

		68,381,175

	Heavy Electrical Equipment 0.7%
620,892	Elecon Engineering Co. Ltd.	5,188,199

	Hotels, Resorts & Cruise Lines 1.0%
81,361	MakeMyTrip Ltd.*	7,562,505

Shares		Value

	Industrial Machinery & Supplies & Components 4.9%
4,332,906	Elgi Equipments Ltd.	$35,160,241

	Interactive Media & Services 4.4%
253,535	Info Edge India Ltd.	24,496,796
545,718	Just Dial Ltd.*	7,513,114

		32,009,910

	IT Consulting & Other Services 2.6%
286,818	Persistent Systems Ltd.	18,647,384

	Life Sciences Tools & Services 7.2%
803,380	Divi’s Laboratories Ltd.	52,191,966

	Metal, Glass & Plastic Containers 0.4%
302,395	Mold-Tek Packaging Ltd.	2,729,146

	Regional Banks 5.5%
4,510,234	AU Small Finance Bank Ltd.	39,765,347

	Research & Consulting Services 1.0%
111,007	L&T Technology Services Ltd.	7,079,410

	Restaurants 0.9%
2,805,761	Devyani International Ltd.*	6,541,709

	Specialty Chemicals 3.4%
518,165	Asian Paints Ltd.	20,600,709
64,234	Fine Organic Industries Ltd.	4,019,239

		24,619,948

	Systems Software 0.4%
35,072	Tata Elxsi Ltd.	3,230,916

	Total Common Stocks (cost $445,049,167)	760,217,887

	Total Investments (cost $445,049,167) 105.2%§	760,217,887

	Liabilities less Other Assets (5.2%)	(37,502,974)

	Net Assets 100.0%	$722,714,913

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 102.63%.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Emerging India Fund’s investments were in the following countries (unaudited):

Country	%
India	100.0

TOTAL	100.0%

Wasatch Emerging Markets Select Fund (WAESX / WIESX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 101.1%

	Airport Services 2.7%
689,375	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$11,970,407

	Apparel Retail 3.5%
176,228	Trent Ltd.	15,943,630

	Broadline Retail 8.2%
15,795	MercadoLibre, Inc.*	32,410,708
34,005	PDD Holdings, Inc., ADR*	4,584,214

		36,994,922

	Consumer Finance 10.0%
388,161	Bajaj Finance Ltd.	35,663,439
480,134	Cholamandalam Investment & Finance Co. Ltd.	9,216,095

		44,879,534

	Diversified Banks 9.8%
839,959	HDFC Bank Ltd.	17,298,389
1,965,815	NU Holdings Ltd., Class A*	26,833,375

		44,131,764

	Drug Retail 2.5%
2,377,463	Raia Drogasil SA	11,124,242

	Electrical Components & Equipment 10.5%
399,707	Voltronic Power Technology Corp.	25,548,825
2,174,102	WEG SA	21,706,300

		47,255,125

	Electronic Equipment & Instruments 1.4%
217,086	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	6,478,758

	Health Care Facilities 2.6%
988,517	Max Healthcare Institute Ltd.	11,611,075

	Health Care Services 1.9%
215,026	Dr. Lal PathLabs Ltd.	8,479,735

	Hotels, Resorts & Cruise Lines 3.5%
43,717	MakeMyTrip Ltd.*	4,063,495
194,470	Trip.com Group Ltd., ADR*	11,557,352

		15,620,847

	Industrial Machinery & Supplies & Components 4.9%
164,016	Airtac International Group	4,697,591
1,252,386	Elgi Equipments Ltd.	10,162,739
494,178	Techtronic Industries Co. Ltd.	7,377,298

		22,237,628

	Interactive Home Entertainment 3.4%
164,374	Sea Ltd., ADR*	15,497,181

	Interactive Media & Services 1.6%
128,600	Tencent Holdings Ltd.	7,150,782

Shares		Value

	IT Consulting & Other Services 4.8%
110,146	Globant SA*	$21,824,328

	Life Sciences Tools & Services 4.8%
334,976	Divi’s Laboratories Ltd.	21,761,876

	Property & Casualty Insurance 1.5%
870,819	Qualitas Controladora SAB de CV	6,809,548

	Regional Banks 2.6%
1,353,683	AU Small Finance Bank Ltd.	11,935,007

	Restaurants 3.0%
639,400	Meituan, Class B*	13,577,898

	Semiconductor Materials & Equipment 3.3%
543,325	Gudeng Precision Industrial Co. Ltd.	9,680,063
31,650	Lasertec Corp.	5,276,897

		14,956,960

	Semiconductors 11.7%
162,816	ASPEED Technology, Inc.	22,016,551
78,920	LEENO Industrial, Inc.	11,366,614
1,321,836	Silergy Corp.	19,466,690

		52,849,855

	Specialized Finance 1.0%
859,402	Chailease Holding Co. Ltd.	4,420,298

	Specialty Chemicals 1.9%
209,901	Asian Paints Ltd.	8,345,043

	Total Common Stocks (cost $348,678,649)	455,856,443

	Total Investments (cost $348,678,649) 101.1%§	455,856,443

	Liabilities less Other Assets (1.1%)	(4,807,479)

	Net Assets 100.0%	$451,048,964

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 63.73%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

Wasatch Emerging Markets Select Fund (WAESX / WIESX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

At September 30, 2024, the Wasatch Emerging Markets Select Fund’s investments were in the following countries (unaudited):

Country	%
Brazil	13.1
China	9.5
Hong Kong	1.6
India	33.9
Japan	1.2
Mexico	4.1
Singapore	3.4
South Korea	2.5
Taiwan	18.8
United States	11.9

TOTAL	100.0%

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 101.5%

	Airport Services 0.9%
397,425	Grupo Aeroportuario del Centro Norte SAB de CV	$3,358,029

	Apparel Retail 6.8%
265,267	Trent Ltd.	23,999,132

	Asset Management & Custody Banks 1.0%
115,642	Prudent Corporate Advisory Services Ltd.	3,591,107

	Automotive Retail 1.1%
113,257	Aldrees Petroleum & Transport Services Co.	4,035,339

	Commercial & Residential Mortgage Finance 1.8%
289,094	Aavas Financiers Ltd.*	6,262,734

	Commodity Chemicals 1.1%
529,436	Berger Paints India Ltd.	3,930,471

	Communications Equipment 0.7%
159,000	Accton Technology Corp.	2,660,332

	Construction Machinery & Heavy Transportation Equipment 1.2%
259,724	Action Construction Equipment Ltd.	4,305,437

	Consumer Finance 7.6%
775,099	Cholamandalam Financial Holdings Ltd.	18,902,340
586,770	Five-Star Business Finance Ltd.*	5,460,793
4,279,450	Ngern Tid Lor PCL	2,447,110

		26,810,243

	Diversified Banks 0.9%
86,500	TBC Bank Group PLC	3,064,624

	Diversified Support Services 3.6%
651,470	CMS Info Systems Ltd.	4,643,778
9,045,400	Frontken Corp. Bhd.	8,037,220

		12,680,998

	Drug Retail 3.7%
156,008	Clicks Group Ltd.	3,584,459
32,685	Corporativo Fragua SAB de CV	1,493,733
1,722,768	Raia Drogasil SA	8,060,898

		13,139,090

	Electrical Components & Equipment 7.1%
395,863	Voltronic Power Technology Corp.	25,303,121

	Electronic Components 1.0%
384,850	Sinbon Electronics Co. Ltd.	3,645,577

	Electronic Equipment & Instruments 2.2%
657,616	Chroma ATE, Inc.	7,721,030

Shares		Value

	Electronic Manufacturing Services 1.9%
28,266	Fabrinet*	$6,683,213

	Food Retail 0.3%
730,633	Philippine Seven Corp.	949,839

	Health Care Facilities 2.4%
17,943,400	Mitra Keluarga Karyasehat Tbk. PT	3,756,974
281,821	Rainbow Children’s Medicare Ltd.	4,707,652

		8,464,626

	Health Care Services 3.7%
181,655	Dr. Lal PathLabs Ltd.	7,163,721
527,147	Vijaya Diagnostic Centre Pvt. Ltd.	6,040,216

		13,203,937

	Heavy Electrical Equipment 1.6%
670,464	Elecon Engineering Co. Ltd.	5,602,425

	Home Improvement Retail 0.8%
8,200,387	Wilcon Depot, Inc.	2,676,254

	Human Resource & Employment Services 1.3%
6,899	Benefit Systems SA	4,723,010

	Industrial Machinery & Supplies & Components 4.4%
155,500	Airtac International Group	4,453,683
1,378,725	Elgi Equipments Ltd.	11,187,943

		15,641,626

	Interactive Media & Services 5.2%
3,416,426	Baltic Classifieds Group PLC	13,839,803
47,024	Info Edge India Ltd.	4,543,504

		18,383,307

	IT Consulting & Other Services 11.3%
1,150,115	FPT Corp.	6,296,944
95,972	Globant SA*	19,015,892
227,168	Persistent Systems Ltd.	14,769,258

		40,082,094

	Life & Health Insurance 1.4%
87,190	Co. for Cooperative Insurance	3,440,401
145,665	Discovery Ltd.	1,450,513

		4,890,914

	Metal, Glass & Plastic Containers 0.4%
164,244	Mold-Tek Packaging Ltd.	1,482,319

	Packaged Foods & Meats 0.8%
7,658,957	Cisarua Mountain Dairy Tbk. PT	2,858,197

	Personal Care Products 2.3%
514,667	Proya Cosmetics Co. Ltd., Class A	8,022,683

	Property & Casualty Insurance 2.6%
1,156,952	Qualitas Controladora SAB de CV	9,047,024

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Regional Banks 4.1%
1,655,072	AU Small Finance Bank Ltd.	$14,592,261

	Research & Consulting Services 2.0%
15,120,800	CTOS Digital Bhd.	4,474,950
41,600	L&T Technology Services Ltd.	2,653,017

		7,127,967

	Semiconductor Materials & Equipment 2.8%
555,312	Gudeng Precision Industrial Co. Ltd.	9,893,627

	Semiconductors 11.0%
95,983	ASPEED Technology, Inc.	12,979,158
73,431	LEENO Industrial, Inc.	10,576,050
1,057,728	Silergy Corp.	15,577,169

		39,132,377

	Specialized Finance 0.5%
376,482	Chailease Holding Co. Ltd.	1,936,419

	Total Common Stocks (cost $196,220,132)	359,901,383

	Total Investments (cost $196,220,132) 101.5%§	359,901,383

	Liabilities less Other Assets (1.5%)	(5,187,770)

	Net Assets 100.0%	$354,713,613

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 76.77%.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries (unaudited):

Country	%
Brazil	2.2
China	2.2
India	40.0
Indonesia	1.8
Malaysia	3.5
Mexico	3.9
Philippines	1.0
Poland	1.3
Saudi Arabia	2.1
South Africa	1.4
South Korea	2.9
Taiwan	23.4
Thailand	0.7
United Kingdom	4.7
United States	7.1
Vietnam	1.8

TOTAL	100.0%

Wasatch Frontier Emerging Small Countries Fund (WAFMX / WIFMX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 96.6%

	Asset Management & Custody Banks 0.7%
1,166,289	VEF AB*	$290,543

	Automotive Retail 2.1%
23,148	Aldrees Petroleum & Transport Services Co.	824,762

	Broadline Retail 8.7%
1,672	MercadoLibre, Inc.*	3,430,877

	Consumer Finance 16.9%
37,086	Bajaj Finance Ltd.	3,407,386
39,227	Cholamandalam Financial Holdings Ltd.	956,629
103,173	Cholamandalam Investment & Finance Co. Ltd.	1,980,389
634,411	Ngern Tid Lor PCL	362,774

		6,707,178

	Distillers & Vintners 2.2%
187,575	Ginebra San Miguel, Inc.	886,368

	Diversified Banks 16.6%
780,700	Bank Central Asia Tbk. PT	532,413
485,789	Bank for Foreign Trade of Vietnam JSC*	1,820,119
4,419	Credicorp Ltd.	799,706
193,800	Military Commercial Joint Stock Bank	202,707
183,628	NU Holdings Ltd., Class A*	2,506,522
20,099	TBC Bank Group PLC	712,091

		6,573,558

	Diversified Support Services 1.8%
780,400	Frontken Corp. Bhd.	693,418

	Drug Retail 2.1%
18,245	Corporativo Fragua SAB de CV	833,812

	Electrical Components & Equipment 1.8%
73,300	WEG SA	731,829

	Electronic Manufacturing Services 2.1%
3,519	Fabrinet*	832,032

	Food Retail 4.7%
1,348,609	Philippine Seven Corp.	1,753,222
468,800	Sumber Alfaria Trijaya Tbk.	97,847

		1,851,069

	Health Care Facilities 3.5%
9,258	Akdital Holding	1,019,413
4,859	Dr. Sulaiman Al Habib Medical Services Group Co.	384,171

		1,403,584

	Home Improvement Retail 0.3%
316,400	Wilcon Depot, Inc.	103,259

	Human Resource & Employment Services 0.8%
453	Benefit Systems SA	310,121

Shares		Value

	Interactive Home Entertainment 2.8%
11,738	Sea Ltd., ADR*	$1,106,659

	Interactive Media & Services 4.0%
386,403	Baltic Classifieds Group PLC	1,565,303

	IT Consulting & Other Services 15.9%
1,637	Elm Co.	508,206
730,225	FPT Corp.	3,998,023
9,081	Globant SA*	1,799,309

		6,305,538

	Life & Health Insurance 3.6%
6,124	Bupa Arabia for Cooperative Insurance Co.	338,245
15,587	Co. for Cooperative Insurance	615,042
46,737	Discovery Ltd.	465,401

		1,418,688

	Property & Casualty Insurance 2.3%
116,922	Qualitas Controladora SAB de CV	914,296

	Regional Banks 0.2%
10,200	Regional SAB de CV	59,216

	Research & Consulting Services 0.5%
694,700	CTOS Digital Bhd.	205,594

	Semiconductors 1.9%
52,000	Silergy Corp.	765,805

	Soft Drinks & Non-Alcoholic Beverages 1.1%
4,766,700	Sariguna Primatirta Tbk. PT	423,462

	Total Common Stocks (cost $27,056,518)	38,236,971

	EXCHANGE-TRADED FUNDS 4.7%

	Asset Management & Custody Banks 4.7%
1,348,300	DCVFMVN Diamond ETF	1,867,348

	Total Exchange-Traded Funds (cost $1,583,298)	1,867,348

	Total Investments (cost $28,639,816) 101.3%§	40,104,319

	Liabilities less Other Assets (1.3%)	(505,446)

	Net Assets 100.0%	$39,598,873

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 46.50%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

	See Notes to Financial Statements.

Wasatch Frontier Emerging Small Countries Fund (WAFMX / WIFMX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

At September 30, 2024, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries (unaudited):

Country	%
Brazil	8.1
India	15.8
Indonesia	2.6
Malaysia	2.2
Mexico	4.5
Morocco	2.5
Peru	2.0
Philippines	6.8
Poland	0.8
Saudi Arabia	6.7
Singapore	2.8
South Africa	1.2
Sweden	0.7
Taiwan	1.9
Thailand	0.9
United Kingdom	5.7
United States	15.1
Vietnam	19.7

TOTAL	100.0%

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.5%

	Apparel Retail 1.1%
13,382	Boot Barn Holdings, Inc.*	$2,238,541

	Application Software 9.4%
141,044	Clearwater Analytics Holdings, Inc., Class A*	3,561,361
32,775	Guidewire Software, Inc.*	5,995,858
64,496	Q2 Holdings, Inc.*	5,144,846
127,500	Rakus Co. Ltd.	1,985,910
174,993	Technology One Ltd.	2,879,952

		19,567,927

	Asset Management & Custody Banks 2.8%
23,959	Hamilton Lane, Inc., Class A	4,034,456
107,588	Netwealth Group Ltd.	1,841,042

		5,875,498

	Automotive Parts & Equipment 0.7%
31,759	XPEL, Inc.*	1,377,388

	Automotive Retail 1.4%
70,845	Valvoline, Inc.*	2,964,863

	Biotechnology 0.4%
122,045	C4 Therapeutics, Inc.*	695,657
119,482	Sangamo Therapeutics, Inc.*	103,483

		799,140

	Broadline Retail 1.5%
32,137	Ollie’s Bargain Outlet Holdings, Inc.*	3,123,716

	Building Products 2.1%
65,881	Trex Co., Inc.*	4,386,357

	Cargo Ground Transportation 2.2%
10,646	Saia, Inc.*	4,655,070

	Consumer Finance 1.0%
220,735	Five-Star Business Finance Ltd.*	2,054,277

	Diversified Support Services 1.4%
132,900	Japan Elevator Service Holdings Co. Ltd.	2,896,244

	Drug Retail 1.5%
167,800	Sugi Holdings Co. Ltd.	3,098,871

	Electrical Components & Equipment 3.7%
121,896	Voltronic Power Technology Corp.	7,791,456

	Financial Exchanges & Data 0.6%
212,332	Open Lending Corp.*	1,299,472

	Health Care Equipment 1.9%
10,280	DiaSorin SpA	1,202,004
13,262	Inspire Medical Systems, Inc.*	2,798,945

		4,000,949

	Health Care Facilities 4.5%
37,313	Ensign Group, Inc.	5,366,356
349,775	Max Healthcare Institute Ltd.	4,108,441

		9,474,797

Shares		Value

	Health Care Services 1.3%
69,843	Dr. Lal PathLabs Ltd.	$2,754,319

	Health Care Technology 0.7%
48,050	JMDC, Inc.	1,564,448

	Home Furnishing Retail 1.1%
188,237	Arhaus, Inc.	2,317,197

	Home Improvement Retail 0.9%
14,499	Floor & Decor Holdings, Inc., Class A*	1,800,341

	Homebuilding 1.2%
20,764	LGI Homes, Inc.*	2,460,949

	Human Resource & Employment Services 3.2%
22,145	Paylocity Holding Corp.*	3,653,261
197,700	SMS Co. Ltd.	2,970,776

		6,624,037

	Industrial Machinery & Supplies & Components 5.8%
235,964	Elgi Equipments Ltd.	1,914,778
36,810	Helios Technologies, Inc.	1,755,837
8,165	Kadant, Inc.	2,759,770
18,651	RBC Bearings, Inc.*	5,583,736

		12,014,121

	IT Consulting & Other Services 5.7%
50,051	Endava PLC, ADR*	1,278,302
29,476	Globant SA*	5,840,375
52,247	Persistent Systems Ltd.	3,396,823
62,401	Softcat PLC	1,294,787

		11,810,287

	Leisure Products 0.8%
41,782	YETI Holdings, Inc.*	1,714,315

	Life Sciences Tools & Services 3.1%
53,730	Divi’s Laboratories Ltd.	3,490,595
8,882	Medpace Holdings, Inc.*	2,964,812

		6,455,407

	Managed Health Care 3.6%
91,593	HealthEquity, Inc.*	7,496,887

	Other Specialty Retail 0.7%
17,054	Five Below, Inc.*	1,506,721

	Packaged Foods & Meats 1.5%
22,868	Freshpet, Inc.*	3,127,656

	Personal Care Products 2.0%
67,143	BellRing Brands, Inc.*	4,076,923

	Pharmaceuticals 1.4%
139,387	Esperion Therapeutics, Inc.*	229,988
36,010	Intra-Cellular Therapies, Inc.*	2,634,852

		2,864,840

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Regional Banks 4.5%
733,626	AU Small Finance Bank Ltd.	$6,468,155
68,234	Bank OZK	2,933,380

		9,401,535

	Research & Consulting Services 3.2%
181,858	BayCurrent, Inc.	6,678,140

	Restaurants 0.5%
31,322	Dutch Bros, Inc., Class A*	1,003,244

	Semiconductor Materials & Equipment 2.3%
87,000	Gudeng Precision Industrial Co. Ltd.	1,550,022
16,039	Nova Ltd.*	3,341,565

		4,891,587

	Semiconductors 6.9%
38,347	ASPEED Technology, Inc.	5,185,416
17,536	LEENO Industrial, Inc.	2,525,658
25,904	Melexis NV	2,143,302
305,448	Silergy Corp.	4,498,335

		14,352,711

	Specialty Chemicals 1.3%
15,561	Balchem Corp.	2,738,736

	Systems Software 1.6%
11,188	CyberArk Software Ltd.*	3,262,533

	Trading Companies & Distributors 4.6%
64,752	Diploma PLC	3,849,171
341,500	MonotaRO Co. Ltd.	5,694,509

		9,543,680

	Transaction & Payment Processing Services 4.4%
49,400	GMO Payment Gateway, Inc.	3,006,157
69,670	Shift4 Payments, Inc., Class A*	6,172,762

		9,178,919

	Total Common Stocks (cost $135,493,426)	205,244,099

	Total Investments (cost $135,493,426) 98.5%§	205,244,099

	Other Assets less Liabilities 1.5%	3,143,547

	Net Assets 100.0%	$208,387,646

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 41.05%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Global Opportunities Fund’s investments were in the following countries (unaudited):

Country	%
Australia	2.3
Belgium	1.0
India	11.8
Israel	3.2
Italy	0.6
Japan	13.6
South Korea	1.2
Taiwan	9.3
United Kingdom	3.1
United States	53.9

TOTAL	100.0%

Wasatch Global Select Fund (WAGSX / WGGSX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.9%

	Application Software 17.3%
6,716	Dassault Systemes SE	$266,765
5,675	Descartes Systems Group, Inc.*	583,970
602	HubSpot, Inc.*	320,023
1,107	Roper Technologies, Inc.	615,979
855	Tyler Technologies, Inc.*	499,081
3,229	Xero Ltd.*	333,768

		2,619,586

	Broadline Retail 4.6%
341	MercadoLibre, Inc.*	699,718

	Building Products 6.1%
16,799	Assa Abloy AB, Class B	565,957
5,360	Trex Co., Inc.*	356,869

		922,826

	Cargo Ground Transportation 3.1%
2,353	Old Dominion Freight Line, Inc.	467,400

	Consumer Finance 4.0%
6,647	Bajaj Finance Ltd.	610,713

	Distributors 3.2%
1,269	Pool Corp.	478,159

	Diversified Banks 3.9%
28,929	HDFC Bank Ltd.	595,773

	Diversified Support Services 4.2%
12,053	Copart, Inc.*	631,577

	Drug Retail 3.0%
24,900	Sugi Holdings Co. Ltd.	459,844

	Electrical Components & Equipment 2.8%
42,000	WEG SA	419,329

	Electronic Components 3.0%
6,932	Amphenol Corp., Class A	451,689

	Electronic Equipment & Instruments 2.9%
12,672	Halma PLC	443,083

	Financial Exchanges & Data 3.5%
1,660	Morningstar, Inc.	529,739

	Health Care Equipment 1.9%
2,461	DiaSorin SpA	287,756

	Industrial Machinery & Supplies & Components 3.7%
1,858	RBC Bearings, Inc.*	556,248

	Interactive Media & Services 3.5%
6,256	Scout24 SE	538,628

	IT Consulting & Other Services 2.2%
1,665	Globant SA*	329,903

	Life Sciences Tools & Services 3.6%
1,914	ICON PLC*	549,911

Shares		Value

	Managed Health Care 3.9%
7,218	HealthEquity, Inc.*	$590,793

	Research & Consulting Services 3.9%
15,980	BayCurrent, Inc.	586,813

	Semiconductor Materials & Equipment 1.5%
1,336	Lasertec Corp.	222,747

	Semiconductors 4.3%
370	Monolithic Power Systems, Inc.	342,065
21,419	Silergy Corp.	315,438

		657,503

	Trading Companies & Distributors 3.3%
29,876	MonotaRO Co. Ltd.	498,182

	Transaction & Payment Processing Services 5.5%
3,460	Block, Inc.*	232,270
3,938	GMO Payment Gateway, Inc.	239,641
4,074	Shift4 Payments, Inc., Class A*	360,956

		832,867

	Total Common Stocks (cost $11,143,121)	14,980,787

	Total Investments (cost $11,143,121) 98.9%§	14,980,787

	Other Assets less Liabilities 1.1%	164,635

	Net Assets 100.0%	$15,145,422

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 39.39%.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Global Select Fund’s investments were in the following countries (unaudited):

Country	%
Australia	2.2
Brazil	2.8
Canada	3.9
France	1.8
Germany	3.6
India	8.0
Ireland	3.7
Italy	1.9
Japan	13.4
Sweden	3.8
Taiwan	2.1
United Kingdom	3.0
United States	49.8

TOTAL	100.0%

Wasatch Global Value Fund (FMIEX / WILCX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.7%

	Broadline Retail 1.8%
183,000	Alibaba Group Holding Ltd.	$2,431,846

	Diversified Banks 12.7%
42,000	Citigroup, Inc.	2,629,200
173,800	ING Groep NV, ADR	3,156,208
19,700	JPMorgan Chase & Co.	4,153,942
38,000	Toronto-Dominion Bank	2,402,869
175,000	United Overseas Bank Ltd.	4,368,344

		16,710,563

	Diversified Metals & Mining 2.5%
105,000	BHP Group Ltd.	3,259,846

	Electric Utilities 11.9%
55,000	Duke Energy Corp.	6,341,500
64,000	Evergy, Inc.	3,968,640
134,000	Exelon Corp.	5,433,700

		15,743,840

	Food Retail 5.2%
125,000	Koninklijke Ahold Delhaize NV	4,317,628
167,000	Seven & i Holdings Co. Ltd.	2,514,628

		6,832,256

	Health Care Services 3.8%
32,000	Quest Diagnostics, Inc.	4,968,000

	Industrial Machinery & Supplies & Components 1.2%
44,000	Hoshizaki Corp.	1,532,336

	Industrial REITs 2.3%
1,582,900	Mapletree Industrial Trust	2,991,151

	Integrated Oil & Gas 8.0%
20,000	Chevron Corp.	2,945,400
76,000	Suncor Energy, Inc.	2,805,220
75,000	TotalEnergies SE	4,870,146

		10,620,766

	Integrated Telecommunication Services 8.3%
180,000	AT&T, Inc.	3,960,000
14,365,300	Telkom Indonesia Persero Tbk. PT	2,844,531
93,000	Verizon Communications, Inc.	4,176,630

		10,981,161

	IT Consulting & Other Services 2.5%
38,000	Amdocs Ltd.	3,324,240

	Managed Health Care 2.2%
38,000	Centene Corp.*	2,860,640

	Multi-Line Insurance 2.7%
91,500	AXA SA	3,522,459

	Other Specialized REITs 2.7%
109,000	VICI Properties, Inc.	3,630,790

Shares		Value

	Packaged Foods & Meats 1.9%
71,000	Kraft Heinz Co.	$2,492,810

	Personal Care Products 2.3%
132,700	Kenvue, Inc.	3,069,351

	Pharmaceuticals 9.0%
38,900	Johnson & Johnson	6,304,134
48,500	Novartis AG	5,584,401

		11,888,535

	Property & Casualty Insurance 2.3%
39,000	Axis Capital Holdings Ltd.	3,104,790

	Rail Transportation 3.3%
17,500	Union Pacific Corp.	4,313,400

	Reinsurance 2.7%
6,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,636,891

	Retail REITs 2.0%
113,000	Kimco Realty Corp.	2,623,860

	Semiconductors 0.4%
24,000	Intel Corp.	563,040

	Technology Hardware, Storage & Peripherals 2.2%
63,500	Samsung Electronics Co. Ltd.	2,967,913

	Tobacco 3.8%
60,000	KT&G Corp.	4,974,229

	Total Common Stocks (cost $99,666,710)	129,044,713

	Total Investments (cost $99,666,710) 97.7%§	129,044,713

	Other Assets less Liabilities 2.3%	2,986,591

	Net Assets 100.0%	$132,031,304

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 34.46%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

Wasatch Global Value Fund (FMIEX / WILCX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

At September 30, 2024, the Wasatch Global Value Fund’s investments were in the following countries (unaudited):

Country	%
Australia	2.5
Canada	4.0
China	1.9
France	6.5
Germany	2.8
Indonesia	2.2
Japan	3.2
Netherlands	5.8
Singapore	5.7
South Korea	6.2
Switzerland	4.3
United States	54.9

TOTAL	100.0%

Wasatch Greater China Fund (WAGCX / WGGCX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.1%

	Apparel, Accessories & Luxury Goods 3.6%
18,500	Shenzhou International Group Holdings Ltd.	$163,780

	Broadline Retail 3.3%
1,121	PDD Holdings, Inc., ADR*	151,122

	Distillers & Vintners 9.3%
1,100	Kweichow Moutai Co. Ltd., Class A	269,551
6,900	Wuliangye Yibin Co. Ltd., Class A	157,877

		427,428

	Diversified Banks 1.2%
11,500	China Merchants Bank Co. Ltd., Class H	55,727

	Drug Retail 3.8%
48,717	Yifeng Pharmacy Chain Co. Ltd., Class A	175,664

	Electrical Components & Equipment 3.4%
4,440	Contemporary Amperex Technology Co. Ltd., Class A	156,039

	Electronic Components 2.9%
36,100	Shenzhen H&T Intelligent Control Co. Ltd., Class A	58,258
8,000	Sinbon Electronics Co. Ltd.	75,782

		134,040

	Electronic Equipment & Instruments 2.7%
4,200	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	125,346

	Health Care Equipment 3.1%
3,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	140,207

	Hotels, Resorts & Cruise Lines 4.9%
35,800	H World Group Ltd.	134,762
1,469	Trip.com Group Ltd., ADR*	87,302

		222,064

	Industrial Machinery & Supplies & Components 14.7%
4,100	Airtac International Group	117,428
37,350	Shenzhen Envicool Technology Co. Ltd., Class A	137,672
11,363	Shenzhen Inovance Technology Co. Ltd., Class A	100,135
21,278	Techtronic Industries Co. Ltd.	317,647

		672,882

	Interactive Media & Services 8.1%
6,700	Tencent Holdings Ltd.	372,552

	Life & Health Insurance 4.0%
10,100	AIA Group Ltd.	88,202
15,000	Ping An Insurance Group Co. of China Ltd., Class H	94,193

		182,395

	Life Sciences Tools & Services 2.8%
6,100	Hangzhou Tigermed Consulting Co. Ltd., Class A	59,417
30,687	Wuxi Biologics Cayman, Inc.*	67,844

		127,261

Shares		Value

	Other Specialty Retail 1.0%
4,200	China Tourism Group Duty Free Corp. Ltd., Class A	$45,482

	Personal Care Products 3.4%
10,037	Proya Cosmetics Co. Ltd., Class A	156,458

	Regional Banks 1.5%
18,500	Bank of Ningbo Co. Ltd., Class A	66,996

	Restaurants 6.8%
14,700	Meituan, Class B*	312,160

	Semiconductor Materials & Equipment 2.7%
6,997	Gudeng Precision Industrial Co. Ltd.	124,661

	Semiconductors 10.2%
1,814	3peak, Inc., Class A*	25,904
20,700	Silergy Corp.	304,849
41,256	Sino Wealth Electronic Ltd., Class A	137,793

		468,546

	Specialized Finance 0.9%
8,000	Chailease Holding Co. Ltd.	41,148

	Systems Software 2.8%
34,700	Hangzhou Dptech Technologies Co. Ltd., Class A	79,543
5,000	Sangfor Technologies, Inc., Class A	49,627

		129,170

	Total Common Stocks (cost $5,935,759)	4,451,128

	Total Investments (cost $5,935,759) 97.1%§	4,451,128

	Other Assets less Liabilities 2.9%	133,275

	Net Assets 100.0%	$4,584,403

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 91.89%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Greater China Fund’s investments were in the following countries (unaudited):

Country	%
China	76.0
Hong Kong	9.1
Taiwan	14.9

TOTAL	100.0%

Wasatch International Growth Fund (WAIGX / WIIGX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.8%

	Application Software 9.1%
143,262	Bytes Technology Group PLC	$995,173
89,761	Descartes Systems Group, Inc.*	9,236,599
48,887	Planisware SA*	1,514,196
327,200	Rakus Co. Ltd.	5,096,390
616,530	Technology One Ltd.	10,146,559

		26,988,917

	Asset Management & Custody Banks 4.2%
340,210	JTC PLC	4,812,248
442,634	Netwealth Group Ltd.	7,574,335

		12,386,583

	Brewers 1.1%
40,503	Royal Unibrew AS*	3,398,087

	Broadline Retail 1.8%
293,100	Ryohin Keikaku Co. Ltd.	5,382,133

	Building Products 2.7%
72,877	Carel Industries S.p.A.	1,591,633
285,296	Munters Group AB	6,521,542

		8,113,175

	Commercial & Residential Mortgage Finance 0.9%
499,027	OSB Group PLC	2,611,435

	Commodity Chemicals 0.6%
252,378	Berger Paints India Ltd.	1,873,625

	Consumer Finance 2.0%
172,261	Cholamandalam Financial Holdings Ltd.	4,200,929
188,825	Five-Star Business Finance Ltd.*	1,757,306

		5,958,235

	Diversified Banks 0.6%
75,300	Rakuten Bank Ltd.*	1,715,153

	Diversified Real Estate Activities 1.3%
394,102	Patrizia SE	3,924,995

	Diversified Support Services 3.5%
475,393	Japan Elevator Service Holdings Co. Ltd.	10,360,076

	Drug Retail 3.4%
538,432	Raia Drogasil SA	2,519,344
411,800	Sugi Holdings Co. Ltd.	7,604,976

		10,124,320

	Electrical Components & Equipment 3.4%
156,969	Voltronic Power Technology Corp.	10,033,283

	Electronic Equipment & Instruments 3.2%
269,566	Halma PLC	9,425,501

Shares		Value

	Health Care Equipment 2.1%
53,298	DiaSorin SpA	$6,231,945

	Health Care Facilities 1.4%
347,567	Max Healthcare Institute Ltd.	4,082,506

	Health Care Services 0.9%
71,657	Dr. Lal PathLabs Ltd.	2,825,855

	Health Care Technology 2.8%
100,827	JMDC, Inc.	3,282,802
42,146	Pro Medicus Ltd.	5,187,522

		8,470,324

	Human Resource & Employment Services 3.4%
517,105	SMS Co. Ltd.	7,770,377
40,400	Visional, Inc.*	2,232,018

		10,002,395

	Industrial Machinery & Supplies & Components 1.5%
496,687	Elgi Equipments Ltd.	4,030,467
12,972	Stabilus SE	530,613

		4,561,080

	Interactive Media & Services 4.9%
117,207	Hemnet Group AB	4,313,964
187,588	Rightmove PLC	1,550,691
101,958	Scout24 SE	8,778,356

		14,643,011

	Investment Banking & Brokerage 2.1%
1,030,559	AJ Bell PLC	6,193,238

	IT Consulting & Other Services 6.2%
93,803	Endava PLC, ADR*	2,395,729
24,403	Globant SA*	4,835,210
21,324	Persistent Systems Ltd.	1,386,373
17,032	Reply SpA	2,568,413
356,423	Softcat PLC	7,395,588

		18,581,313

	Life Sciences Tools & Services 0.5%
16,797	Gerresheimer AG	1,499,310

	Movies & Entertainment 2.1%
58,754	CTS Eventim AG & Co. KGaA	6,117,791

	Property & Casualty Insurance 4.3%
209,014	Definity Financial Corp.	8,424,233
578,618	Qualitas Controladora SAB de CV	4,524,622

		12,948,855

	Regional Banks 3.2%
566,477	AU Small Finance Bank Ltd.	4,994,454
59,676	EQB, Inc.	4,599,965

		9,594,419

	Research & Consulting Services 3.3%
271,700	BayCurrent, Inc.	9,977,293

Wasatch International Growth Fund (WAIGX / WIIGX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Semiconductor Materials & Equipment 1.2%
141,993	Gudeng Precision Industrial Co. Ltd.	$2,529,795
88,300	Japan Material Co. Ltd.	1,149,160

		3,678,955

	Semiconductors 6.9%
39,479	ASPEED Technology, Inc.	5,338,489
39,014	LEENO Industrial, Inc.	5,619,071
25,212	Melexis NV	2,086,046
501,768	Silergy Corp.	7,389,541

		20,433,147

	Soft Drinks & Non-Alcoholic Beverages 0.2%
52,481	Fevertree Drinks PLC	578,857

	Specialty Chemicals 0.4%
103,541	Hexpol AB	1,070,788

	Systems Software 1.7%
17,566	CyberArk Software Ltd.*	5,122,421

	Trading Companies & Distributors 9.0%
204,180	Diploma PLC	12,137,443
313,914	Howden Joinery Group PLC	3,814,775
659,248	MonotaRO Co. Ltd.	10,992,954

		26,945,172

	Transaction & Payment Processing Services 1.9%
93,400	GMO Payment Gateway, Inc.	5,683,706

	Total Common Stocks (cost $176,002,130)	291,537,899

	Total Investments (cost $176,002,130) 97.8%§	291,537,899

	Other Assets less Liabilities 2.2%	6,533,847

	Net Assets 100.0%	$298,071,746

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 74.98%. ADR American Depositary Receipt.

	See Notes to Financial Statements.
At September 30, 2024, the Wasatch International Growth Fund’s investments were in the following countries (unaudited):

Country	%
Australia	7.9
Belgium	0.7
Brazil	0.9
Canada	7.6
Denmark	1.2
France	0.5
Germany	7.1
India	8.6
Israel	1.8
Italy	3.6
Japan	24.4
Mexico	1.5
South Korea	1.9
Sweden	4.1
Taiwan	8.7
United Kingdom	17.8
United States	1.7

TOTAL	100.0%

Wasatch International Opportunities Fund (WAIOX / WIIOX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.0%

	Advertising 0.5%
120,718	YouGov PLC	$708,740

	Alternative Carriers 1.5%
150,307	Chief Telecom, Inc.	2,260,049

	Application Software 12.1%
23,267	Atoss Software SE	3,367,930
389,381	Bytes Technology Group PLC	2,704,844
9,439	Esker SA	2,782,136
145,724	Fortnox AB	905,640
192,618	m-up Holdings, Inc.	1,785,522
32,966	Mensch und Maschine Software SE	1,992,597
136,632	Rakus Co. Ltd.	2,128,148
39,220	Vitec Software Group AB, Class B	2,031,314

		17,698,131

	Asset Management & Custody Banks 4.9%
333,731	JTC PLC	4,720,603
79,822	Prudent Corporate Advisory Services Ltd.	2,478,765

		7,199,368

	Commercial & Residential Mortgage Finance 4.3%
113,570	Aavas Financiers Ltd.*	2,460,303
456,989	Mortgage Advice Bureau Holdings Ltd.	3,910,218

		6,370,521

	Commodity Chemicals 2.5%
235,369	Berger Paints India Ltd.	1,747,352
29,569	Supreme Industries Ltd.	1,877,932

		3,625,284

	Consumer Finance 2.8%
53,247	Moltiply Group SpA	1,969,227
143,650	Premium Group Co. Ltd.	2,129,452

		4,098,679

	Data Processing & Outsourced Services 0.6%
367,100	Infomart Corp.	843,295

	Diversified Support Services 10.0%
262,561	CMS Info Systems Ltd.	1,871,575
764,731	Frontken Corp. Bhd.	679,496
305,600	Japan Elevator Service Holdings Co. Ltd.	6,659,836
1,662,308	Johnson Service Group PLC	3,462,535
387,797	Prestige International, Inc.	1,904,783

		14,578,225

	Electrical Components & Equipment 2.4%
55,631	Voltronic Power Technology Corp.	3,555,871

	Electronic Equipment & Instruments 1.3%
72,287	Nayax Ltd.*	1,882,353

Shares		Value

	Food Retail 2.2%
27,485	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	$1,534,769
1,402,500	Sheng Siong Group Ltd.	1,669,384

		3,204,153

	Health Care Facilities 0.6%
56,444	Rainbow Children’s Medicare Ltd.	942,863

	Health Care Services 3.8%
488,124	Vijaya Diagnostic Centre Pvt. Ltd.	5,593,078

	Health Care Technology 6.8%
80,518	Nexus AG	4,974,385
40,139	Pro Medicus Ltd.	4,940,491

		9,914,876

	Heavy Electrical Equipment 1.2%
219,392	Elecon Engineering Co. Ltd.	1,833,249

	Human Resource & Employment Services 3.9%
4,464	Benefit Systems SA	3,056,025
180,162	SMS Co. Ltd.	2,707,238

		5,763,263

	Industrial Machinery & Supplies & Components 1.5%
270,026	Elgi Equipments Ltd.	2,191,181

	Interactive Media & Services 7.7%
1,074,756	Baltic Classifieds Group PLC	4,353,793
23,800	Bengo4.com, Inc.*	497,265
150,201	Hemnet Group AB	5,528,354
41,739	MarkLines Co. Ltd.	855,095

		11,234,507

	Investment Banking & Brokerage 4.2%
606,738	AJ Bell PLC	3,646,247
80,400	Strike Co. Ltd.	2,456,349

		6,102,596

	IT Consulting & Other Services 4.4%
91,079	baudroie, Inc.*	3,603,527
29,623	Digital Value SpA	1,721,286
140,644	R Systems International Ltd.	801,777
20,200	Simplex Holdings, Inc.	341,228

		6,467,818

	Metal, Glass & Plastic Containers 0.6%
89,723	Mold-Tek Packaging Ltd.	809,759

	Personal Care Products 2.6%
203,205	Sarantis SA	2,464,583
183,425	Warpaint London PLC	1,402,716

		3,867,299

	Property & Casualty Insurance 1.6%
303,198	Qualitas Controladora SAB de CV	2,370,919

Wasatch International Opportunities Fund (WAIOX / WIIOX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Real Estate Services 0.8%
25,644	AZOOM Co. Ltd.	$1,131,629

	Regional Banks 1.9%
36,700	EQB, Inc.	2,828,922

	Research & Consulting Services 4.0%
5,844,518	CTOS Digital Bhd.	1,729,666
42,915	Funai Soken Holdings, Inc.	724,639
226,600	SIGMAXYZ Holdings, Inc.	2,680,404
95,000	Sporton International, Inc.	657,344

		5,792,053

	Restaurants 0.3%
18,800	Gift Holdings, Inc.	371,844

	Semiconductor Materials & Equipment 3.6%
164,424	Gudeng Precision Industrial Co. Ltd.	2,929,434
27,100	Japan Material Co. Ltd.	352,687
75,059	Materials Analysis Technology, Inc.	638,276
18,324	Tokai Carbon Korea Co. Ltd.	1,294,076

		5,214,473

	Semiconductors 3.0%
18,703	Elmos Semiconductor SE	1,382,348
21,048	LEENO Industrial, Inc.	3,031,481

		4,413,829

	Trading Companies & Distributors 1.4%
185,636	Ashtead Technology Holdings PLC	1,409,697
181,520	IPD Group Ltd.	636,790

		2,046,487

	Total Common Stocks (cost $85,089,373)	144,915,314

	EXCHANGE-TRADED FUNDS 1.5%

	Asset Management & Custody Banks 1.5%
17,961	Vanguard FTSE All World ex-US Small-Cap ETF	2,262,368

	Total Exchange-Traded Funds (cost $2,217,824)	2,262,368

	Total Investments (cost $87,307,197) 100.5%§	147,177,682

	Liabilities less Other Assets (0.5%)	(803,279)

	Net Assets 100.0%	$146,374,403

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 65.97%. ETF Exchange-Traded Fund.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch International Opportunities Fund’s investments were in the following countries (unaudited):

Country	%
Australia	3.8
Canada	1.9
France	1.9
Germany	8.0
Greece	1.7
India	15.4
Israel	2.3
Italy	2.5
Japan	21.2
Malaysia	1.6
Mexico	1.6
Poland	2.1
Singapore	1.1
South Korea	2.9
Sweden	5.8
Taiwan	6.8
United Kingdom	17.9
United States	1.5

TOTAL	100.0%

Wasatch International Select Fund (WAISX / WGISX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 96.8%

	Apparel, Accessories & Luxury Goods 1.8%
29	Hermes International SCA	$71,408

	Application Software 11.5%
36	Constellation Software, Inc.	117,121
1,598	Dassault Systemes SE	63,474
1,629	Descartes Systems Group, Inc.*	167,628
1,064	Xero Ltd.*	109,981

		458,204

	Asset Management & Custody Banks 3.9%
102	Partners Group Holding AG	153,783

	Automobile Manufacturers 3.8%
326	Ferrari NV	152,764

	Broadline Retail 6.1%
2,379	Dollarama, Inc.	243,696

	Building Products 7.2%
5,860	Assa Abloy AB, Class B	197,423
963	Kingspan Group PLC	90,319

		287,742

	Diversified Banks 1.2%
2,100	Rakuten Bank Ltd.*	47,833

	Diversified Real Estate Activities 2.0%
2,300	Sumitomo Realty & Development Co. Ltd.	77,856

	Drug Retail 3.2%
6,900	Sugi Holdings Co. Ltd.	127,427

	Electrical Components & Equipment 1.6%
866	Prysmian SpA	63,009

	Electronic Equipment & Instruments 6.0%
6,813	Halma PLC	238,220

	Health Care Equipment 3.3%
1,115	DiaSorin SpA	130,373

	Industrial Machinery & Supplies & Components 2.6%
199	VAT Group AG	101,768

	Interactive Media & Services 9.6%
1,433	REA Group Ltd.	198,301
2,108	Scout24 SE	181,494

		379,795

	IT Consulting & Other Services 1.7%
1,217	Endava PLC, ADR*	31,082
1,000	Obic Co. Ltd.	35,084

		66,166

	Life Sciences Tools & Services 3.4%
466	ICON PLC*	133,886

	Movies & Entertainment 4.2%
456	Spotify Technology SA*	168,050

Shares		Value

	Property & Casualty Insurance 5.3%
5,230	Definity Financial Corp.	$210,793

	Real Estate Services 4.7%
1,026	FirstService Corp.	187,463

	Research & Consulting Services 6.1%
4,250	BayCurrent, Inc.	156,067
500	Wolters Kluwer NV	84,336

		240,403

	Semiconductor Materials & Equipment 1.8%
108	ASM International NV	71,254

	Trading Companies & Distributors 2.6%
6,200	MonotaRO Co. Ltd.	103,385

	Transaction & Payment Processing Services 3.2%
57	Adyen NV*	89,240
600	GMO Payment Gateway, Inc.	36,512

		125,752

	Total Common Stocks (cost $3,057,438)	3,841,030

	Total Investments (cost $3,057,438) 96.8%§	3,841,030

	Other Assets less Liabilities 3.2%	126,305

	Net Assets 100.0%	$3,967,335

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 65.06%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch International Select Fund’s investments were in the following countries (unaudited):

Country	%
Australia	8.0
Canada	24.1
France	3.5
Germany	4.7
Ireland	5.9
Italy	9.0
Japan	15.2
Netherlands	6.4
Sweden	9.5
Switzerland	6.7
United Kingdom	7.0

TOTAL	100.0%

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 109.8%

	Apparel, Accessories & Luxury Goods 0.7%
8,673	Carter’s, Inc.	$563,572

	Application Software 14.8%
68,310	Clearwater Analytics Holdings, Inc., Class A* ††	1,724,828
16,650	Guidewire Software, Inc.* ††	3,045,951
3,184	HubSpot, Inc.* ††	1,692,614
4,174	Roper Technologies, Inc.††	2,322,581
37,300	Sprout Social, Inc., Class A* ††	1,084,311
7,413	Workday, Inc., Class A* ††	1,811,811

		11,682,096

	Asset Management & Custody Banks 3.1%
14,465	Hamilton Lane, Inc., Class A††	2,435,761

	Automotive Parts & Equipment 1.2%
20,893	XPEL, Inc.* ††	906,129

	Automotive Retail 3.1%
35,140	Monro, Inc.	1,014,140
33,588	Valvoline, Inc.* ††	1,405,658

		2,419,798

	Biotechnology 3.1%
144,769	C4 Therapeutics, Inc.*	825,183
57,441	Nkarta, Inc.*	259,633
25,452	Nurix Therapeutics, Inc.* ††	571,907
352,021	Sangamo Therapeutics, Inc.*	304,886
8,133	Viking Therapeutics, Inc.* ††	514,900

		2,476,509

	Building Products 1.9%
22,815	Trex Co., Inc.* ††	1,519,023

	Consumer Finance 1.6%
113,828	EZCORP, Inc., Class A*	1,276,012

	Distributors 2.3%
4,767	Pool Corp.††	1,796,206

	Electronic Equipment & Instruments 2.2%
9,814	Novanta, Inc.* ††	1,755,921

	Electronic Manufacturing Services 3.4%
24,097	Benchmark Electronics, Inc.††	1,067,979
6,735	Fabrinet*	1,592,423

		2,660,402

	Financial Exchanges & Data 5.0%
6,865	MarketAxess Holdings, Inc.††	1,758,813
6,894	Morningstar, Inc.††	2,200,013

		3,958,826

	Health Care Equipment 1.6%
6,051	Inspire Medical Systems, Inc.* ††	1,277,064

Shares		Value

	Health Care Facilities 4.0%
22,172	Ensign Group, Inc.††	$3,188,777

	Health Care Services 4.0%
12,973	Addus HomeCare Corp.* ††	1,725,798
39,034	Pennant Group, Inc.*	1,393,514

		3,119,312

	Health Care Supplies 1.7%
4,298	UFP Technologies, Inc.* ††	1,361,177

	Home Improvement Retail 3.2%
20,405	Floor & Decor Holdings, Inc., Class A* ††	2,533,689

	Homebuilding 2.1%
17,728	Champion Homes, Inc.* ††	1,681,501

	Human Resource & Employment Services 2.8%
13,231	Paylocity Holding Corp.* ††	2,182,718

	Industrial Machinery & Supplies & Components 6.5%
8,571	Kadant, Inc.††	2,896,998
7,571	RBC Bearings, Inc.* ††	2,266,606

		5,163,604

	Investment Banking & Brokerage 1.8%
20,918	Moelis & Co., Class A††	1,433,092

	IT Consulting & Other Services 2.6%
10,293	Globant SA* ††	2,039,455

	Leisure Products 1.4%
26,407	YETI Holdings, Inc.* ††	1,083,479

	Life Sciences Tools & Services 2.0%
4,677	Medpace Holdings, Inc.* ††	1,561,183

	Managed Health Care 3.2%
30,827	HealthEquity, Inc.* ††	2,523,190

	Oil & Gas Equipment & Services 2.4%
32,146	Cactus, Inc., Class A††	1,918,152

	Oil & Gas Storage & Transportation 1.9%
133,607	DHT Holdings, Inc.††	1,473,685

	Other Specialty Retail 0.7%
6,488	Five Below, Inc.*	573,215

	Packaged Foods & Meats 1.9%
11,100	Freshpet, Inc.* ††	1,518,147

	Personal Care Products 1.8%
102,213	Nature’s Sunshine Products, Inc.*	1,392,141

	Pharmaceuticals 3.2%
440,597	Esperion Therapeutics, Inc.*	726,985
24,490	Intra-Cellular Therapies, Inc.* ††	1,791,933

		2,518,918

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Property & Casualty Insurance 2.3%
22,997	Axis Capital Holdings Ltd.††	$1,830,791

	Regional Banks 2.4%
43,432	Bank OZK††	1,867,142

	Research & Consulting Services 2.8%
13,184	ICF International, Inc.††	2,198,959

	Self-Storage REITs 2.9%
47,741	National Storage Affiliates Trust††	2,301,116

	Semiconductors 2.4%
2,009	Monolithic Power Systems, Inc.††	1,857,320

	Specialty Chemicals 1.7%
11,903	Innospec, Inc.††	1,346,110

	Technology Distributors 1.3%
20,768	ScanSource, Inc.* ††	997,487

	Trading Companies & Distributors 1.2%
7,967	Transcat, Inc.* ††	962,175

	Transaction & Payment Processing Services 1.6%
18,738	Block, Inc.* ††	1,257,882

	Total Common Stocks (cost $69,257,389)	86,611,736

	WARRANTS 0.1%

	Biotechnology 0.1%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029 * *** †	55,357

	Total Warrants (cost $36,978)	55,357

	COMMON STOCKS SOLD SHORT (35.5%)

	Advertising 0.6%
(29,517)	Thryv Holdings, Inc.*	(508,578)

	Aerospace & Defense 0.8%
(61,658)	Rocket Lab USA, Inc.*	(599,932)

	Alternative Carriers 0.7%
(425,630)	Globalstar, Inc.*	(527,781)

	Apparel Retail 0.6%
(18,519)	Revolve Group, Inc.*	(458,901)

	Application Software 5.6%
(48,185)	Asana, Inc., Class A*	(558,464)
(30,732)	Confluent, Inc., Class A*	(626,318)
(104,429)	CS Disco, Inc.*	(614,043)
(77,040)	Domo, Inc., Class B*	(578,570)
(24,377)	Informatica, Inc., Class A*	(616,251)

Shares		Value

	Application Software 5.6% (continued)
(5,962)	Nutanix, Inc., Class A*	$(353,249)
(56,910)	Sprinklr, Inc., Class A*	(439,914)
(87,995)	Yext, Inc.*	(608,925)

		(4,395,734)

	Asset Management & Custody Banks 0.3%
(1,589)	ARES Management Corp., Class A	(247,630)

	Biotechnology 0.7%
(11,845)	CRISPR Therapeutics AG*	(556,478)

	Broadcasting 0.6%
(265,203)	iHeartMedia, Inc., Class A*	(490,626)

	Communications Equipment 0.5%
(1,930)	Ubiquiti, Inc.	(427,920)

	Consumer Finance 0.5%
(8,753)	Moneylion, Inc.*	(363,687)

	Electrical Components & Equipment 0.7%
(29,177)	Sunrun, Inc.*	(526,937)

	Electronic Equipment & Instruments 0.7%
(308,257)	SmartRent, Inc.*	(533,285)

	Health Care Equipment 1.6%
(77,278)	Alphatec Holdings, Inc.*	(429,666)
(57,121)	Nevro Corp.*	(319,306)
(64,583)	Pulmonx Corp.*	(535,393)

		(1,284,365)

	Health Care Facilities 1.1%
(7,895)	Acadia Healthcare Co., Inc.*	(500,622)
(2,787)	National HealthCare Corp.	(350,521)

		(851,143)

	Health Care REITs 0.6%
(3,810)	Welltower, Inc.	(487,794)

	Heavy Electrical Equipment 0.4%
(27,988)	Bloom Energy Corp., Class A*	(295,553)

	Homebuilding 0.5%
(13,023)	Legacy Housing Corp.*	(356,179)

	Hotels, Resorts & Cruise Lines 1.5%
(3,006)	Hyatt Hotels Corp., Class A	(457,513)
(76,617)	Lindblad Expeditions Holdings, Inc.*	(708,707)

		(1,166,220)

	Human Resource & Employment Services 1.0%
(12,695)	Dayforce, Inc.*	(777,569)

	Interactive Home Entertainment 0.7%
(12,182)	ROBLOX Corp., Class A*	(539,175)

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Interactive Media & Services 1.4%
(172,699)	Angi, Inc.*	$(445,564)
(35,905)	Getty Images Holdings, Inc.*	(136,798)
(207,134)	Nextdoor Holdings, Inc.*	(513,692)

		(1,096,054)

	Internet Services & Infrastructure 0.5%
(6,388)	Twilio, Inc., Class A*	(416,625)

	Leisure Facilities 0.3%
(9,321)	Life Time Group Holdings, Inc.*	(227,619)

	Life Sciences Tools & Services 0.7%
(4,158)	Revvity, Inc.	(531,185)

	Multi-Family Residential REITs 0.4%
(19,394)	Elme Communities	(341,140)

	Other Specialty Retail 0.7%
(173,254)	Leslie’s, Inc.*	(547,483)

	Packaged Foods & Meats 0.7%
(1,823)	J.M. Smucker Co.	(220,765)
(2,031)	Lancaster Colony Corp.	(358,614)

		(579,379)

	Passenger Airlines 0.9%
(89,934)	Frontier Group Holdings, Inc.*	(481,147)
(49,001)	Joby Aviation, Inc.*	(246,475)

		(727,622)

	Personal Care Products 0.7%
(62,668)	Coty, Inc., Class A*	(588,453)

	Real Estate Development 0.8%
(8,524)	Howard Hughes Holdings, Inc.*	(660,013)

	Real Estate Services 1.5%
(282,531)	Opendoor Technologies, Inc.*	(565,062)
(9,268)	Zillow Group, Inc., Class C*	(591,762)

		(1,156,824)

	Restaurants 1.6%
(58,608)	Portillo’s, Inc., Class A*	(789,450)
(13,206)	Sweetgreen, Inc., Class A*	(468,152)

		(1,257,602)

	Semiconductors 0.5%
(45,654)	SkyWater Technology, Inc.*	(414,538)

	Specialty Chemicals 0.9%
(7,548)	Albemarle Corp.	(714,871)

	Technology Hardware, Storage & Peripherals 0.4%
(40,074)	IonQ, Inc.*	(350,247)

	Telecom Tower REITs 0.5%
(1,794)	SBA Communications Corp.	(431,816)

	Trading Companies & Distributors 0.7%
(28,774)	Xometry, Inc., Class A*	(528,578)

Shares		Value

	Transaction & Payment Processing Services 2.0%
(9,488)	Affirm Holdings, Inc.*	$(387,300)
(63,269)	Payoneer Global, Inc.*	(476,416)
(51,539)	Remitly Global, Inc.*	(690,107)

		(1,553,823)

	Water Utilities 0.6%
(9,141)	California Water Service Group	(495,625)

	Total Investments Sold Short (proceeds $28,924,420) (35.5%)	(28,014,984)

	Total Investments, Net of Investments Sold Short (cost $40,369,947) 74.4%	58,652,109

	Other Assets less Liabilities 25.6%	20,218,005

	Net Assets 100.0%	$78,870,114

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2024 amounted to approximately $55,357 and represented 0.07% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short, were in the following countries (unaudited):

Country	%
Norway	1.7
United States	98.3

TOTAL	100.0%

Wasatch Micro Cap Fund (WMICX / WGICX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 96.7%

	Apparel Retail 1.8%
73,652	Boot Barn Holdings, Inc.*	$12,320,507

	Application Software 7.4%
147,327	Agilysys, Inc.*	16,054,223
139,558	Q2 Holdings, Inc.*	11,132,541
247,241	Sprout Social, Inc., Class A*	7,187,296
1,232,611	Weave Communications, Inc.*	15,777,421

		50,151,481

	Asset Management & Custody Banks 3.1%
1,844,930	GCM Grosvenor, Inc., Class A	20,884,608

	Automotive Parts & Equipment 2.9%
61,205	Patrick Industries, Inc.	8,713,756
249,775	XPEL, Inc.*	10,832,742

		19,546,498

	Biotechnology 5.7%
609,978	BriaPro Therapeutics Corp.* *** †	6,100
1,242,144	C4 Therapeutics, Inc.*	7,080,221
82,140	Denali Therapeutics, Inc.*	2,392,738
127,538	Dyne Therapeutics, Inc.*	4,581,165
376,916	Immatics NV*	4,300,612
773,757	MacroGenics, Inc.*	2,545,660
668,362	Nkarta, Inc.*	3,020,996
233,158	Nurix Therapeutics, Inc.*	5,239,060
5,649,243	Sangamo Therapeutics, Inc.*	4,892,809
72,305	Viking Therapeutics, Inc.*	4,577,630

		38,636,991

	Building Products 1.7%
1,157,722	Janus International Group, Inc.*	11,704,569

	Communications Equipment 1.6%
748,831	Harmonic, Inc.*	10,910,468

	Construction & Engineering 4.0%
192,438	Construction Partners, Inc., Class A*	13,432,172
181,404	Limbach Holdings, Inc.*	13,743,167

		27,175,339

	Consumer Finance 1.8%
1,119,534	EZCORP, Inc., Class A*	12,549,976

	Electrical Components & Equipment 0.9%
319,647	Allient, Inc.	6,070,097

	Electronic Equipment & Instruments 3.8%
106,565	Napco Security Technologies, Inc.	4,311,620
343,760	nLight, Inc.*	3,674,794
45,756	OSI Systems, Inc.*	6,947,134
212,636	PAR Technology Corp.*	11,074,083

		26,007,631

	Electronic Manufacturing Services 2.1%
291,584	CTS Corp.	14,106,834

Shares		Value

	Financial Exchanges & Data 0.9%
1,034,525	Open Lending Corp.*	$6,331,293

	Health Care Equipment 1.6%
413,323	Artivion, Inc.*	11,002,658

	Health Care Services 7.3%
158,726	Addus HomeCare Corp.*	21,115,320
241,020	Castle Biosciences, Inc.*	6,873,890
617,704	Pennant Group, Inc.*	22,052,033

		50,041,243

	Health Care Supplies 3.2%
260,076	OrthoPediatrics Corp.*	7,050,661
46,386	UFP Technologies, Inc.*	14,690,446

		21,741,107

	Health Care Technology 1.1%
227,268	Simulations Plus, Inc.	7,277,121

	Home Furnishing Retail 1.4%
762,568	Arhaus, Inc.	9,387,212

	Home Furnishings 0.4%
2,781,975	Purple Innovation, Inc.*	2,750,539

	Homebuilding 2.4%
238,949	Dream Finders Homes, Inc., Class A*	8,652,343
213,114	Smith Douglas Homes Corp.*	8,051,447

		16,703,790

	Human Resource & Employment Services 0.6%
409,181	DLH Holdings Corp.*	3,829,934

	Industrial Machinery & Supplies & Components 5.0%
190,158	Helios Technologies, Inc.	9,070,536
423,073	Kornit Digital Ltd.*	10,930,091
77,629	Standex International Corp.	14,189,029

		34,189,656

	Insurance Brokers 1.4%
108,251	Goosehead Insurance, Inc., Class A*	9,666,814

	Internet Services & Infrastructure 0.7%
295,859	Couchbase, Inc.*	4,769,247

	Investment Banking & Brokerage 2.1%
744,348	Perella Weinberg Partners	14,373,360

	IT Consulting & Other Services 2.3%
1,126,478	Grid Dynamics Holdings, Inc.*	15,770,692

	Leisure Facilities 1.1%
583,447	Xponential Fitness, Inc., Class A*	7,234,743

	Leisure Products 0.9%
347,667	MasterCraft Boat Holdings, Inc.*	6,331,016

	Packaged Foods & Meats 4.8%
55,178	Freshpet, Inc.*	7,546,695
2,135,537	Mama’s Creations, Inc.* ‡‡	15,589,420
280,063	Vital Farms, Inc.*	9,821,810

		32,957,925

Wasatch Micro Cap Fund (WMICX / WGICX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Personal Care Products 1.2%
586,638	Nature’s Sunshine Products, Inc.*	$7,990,010

	Pharmaceuticals 2.0%
168,363	Arvinas, Inc.*	4,146,781
66,574	BioAge Labs, Inc.*	1,384,739
4,211,030	Esperion Therapeutics, Inc.*	6,948,199
7,715,671	PharmaCielo Ltd.*	1,026,893

		13,506,612

	Regional Banks 3.6%
372,402	Esquire Financial Holdings, Inc.	24,284,334

	Research & Consulting Services 1.9%
77,135	ICF International, Inc.	12,865,347

	Restaurants 1.3%
110,565	Kura Sushi USA, Inc., Class A*	8,907,116

	Semiconductor Materials & Equipment 3.6%
318,875	PDF Solutions, Inc.*	10,101,960
434,194	Veeco Instruments, Inc.*	14,384,847

		24,486,807

	Semiconductors 2.8%
44,013	Impinj, Inc.*	9,529,695
57,716	SiTime Corp.*	9,898,871

		19,428,566

	Soft Drinks & Non-Alcoholic Beverages 2.0%
490,969	Vita Coco Co., Inc.*	13,899,332

	Systems Software 1.0%
228,752	TECSYS, Inc.	6,799,387

	Trading Companies & Distributors 1.6%
90,585	Transcat, Inc.*	10,939,950

	Transaction & Payment Processing Services 1.7%
1,601,997	Cantaloupe, Inc.*	11,854,778

	Total Common Stocks (cost $503,648,381)	659,385,588

	PREFERRED STOCKS 1.3%

	Textiles 1.3%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	9,276,752

	Total Preferred Stocks (cost $10,000,013)	9,276,752

Shares		Value

	WARRANTS 0.1%

	Biotechnology 0.1%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	$482,654

	Pharmaceuticals 0.0%
7,500	IM Cannabis Corp., expiring 5/7/2026* *** †	—

	Total Warrants (cost $939,374)	482,654

	Total Investments (cost $514,587,768) 98.1%	669,144,994

	Other Assets less Liabilities 1.9%	12,750,389

	Net Assets 100.0%	$681,895,383

* Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2024 amounted to approximately $9,765,506 and represented 1.43% of net assets.

‡‡Affiliated company (see Note 8).

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Micro Cap Fund’s investments were in the following countries (unaudited):

Country	%
Canada	1.2
Germany	0.6
Israel	1.6
United States	96.6

TOTAL	100.0%

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 95.8%

	Air Freight & Logistics 0.9%
452,000	Radiant Logistics, Inc.*	$2,906,360

	Apparel Retail 1.6%
120,200	Shoe Carnival, Inc.	5,270,770

	Application Software 5.0%
242,000	Red Violet, Inc.*	6,884,900
738,275	Weave Communications, Inc.*	9,449,920

		16,334,820

	Asset Management & Custody Banks 2.0%
586,895	GCM Grosvenor, Inc., Class A	6,643,651

	Automotive Parts & Equipment 1.3%
29,000	Patrick Industries, Inc.	4,128,730

	Commercial & Residential Mortgage Finance 1.1%
410,715	Mortgage Advice Bureau Holdings Ltd.	3,514,275

	Communications Equipment 2.8%
116,672	Digi International, Inc.*	3,211,980
402,000	Harmonic, Inc.*	5,857,140

		9,069,120

	Construction & Engineering 7.9%
108,000	Bowman Consulting Group Ltd.*	2,600,640
67,200	Construction Partners, Inc., Class A*	4,690,560
89,650	Granite Construction, Inc.	7,107,452
84,000	Limbach Holdings, Inc.*	6,363,840
35,300	Sterling Infrastructure, Inc.*	5,119,206

		25,881,698

	Consumer Finance 1.9%
551,000	EZCORP, Inc., Class A*	6,176,710

	Diversified Support Services 2.6%
2,370,000	Johnson Service Group PLC	4,936,635
45,000	VSE Corp.	3,722,850

		8,659,485

	Education Services 0.4%
102,711	Lincoln Educational Services Corp.*	1,226,369

	Electrical Components & Equipment 0.4%
73,000	Allient, Inc.	1,386,270

	Electronic Equipment & Instruments 2.8%
1,051,000	Luna Innovations, Inc.*	2,469,850
83,000	Napco Security Technologies, Inc.	3,358,180
66,000	PAR Technology Corp.*	3,437,280

		9,265,310

	Electronic Manufacturing Services 1.1%
75,000	CTS Corp.	3,628,500

Shares		Value

	Environmental & Facilities Services 1.2%
233,792	Aris Water Solutions, Inc., Class A	$3,944,071

	Food Distributors 1.3%
103,000	Chefs’ Warehouse, Inc.*	4,327,030

	Food Retail 1.2%
138,800	Halows Co. Ltd.	4,058,796

	Health Care Equipment 3.4%
1,795,794	AOTI, Inc.*	3,241,198
188,673	Inmode Ltd.*	3,198,007
330,207	Tactile Systems Technology, Inc.*	4,824,324

		11,263,529

	Health Care Services 5.6%
50,059	Addus HomeCare Corp.*	6,659,349
168,000	Pennant Group, Inc.*	5,997,600
797,000	Viemed Healthcare, Inc.*	5,842,010

		18,498,959

	Health Care Supplies 1.9%
92,000	OrthoPediatrics Corp.*	2,494,120
12,000	UFP Technologies, Inc.*	3,800,400

		6,294,520

	Health Care Technology 1.2%
61,000	Nexus AG	3,768,567

	Home Furnishing Retail 1.2%
313,000	Arhaus, Inc.	3,853,030

	Homebuilding 5.1%
124,800	Champion Homes, Inc.*	11,837,280
391,000	Landsea Homes Corp.*	4,828,850

		16,666,130

	Industrial Machinery & Supplies & Components 3.9%
149,000	Graham Corp.*	4,408,910
10,000	Kadant, Inc.	3,380,000
28,000	Standex International Corp.	5,117,840

		12,906,750

	Internet Services & Infrastructure 1.8%
409,000	BigCommerce Holdings, Inc., Series 1*	2,392,650
221,441	Couchbase, Inc.*	3,569,629

		5,962,279

	Investment Banking & Brokerage 3.8%
242,000	JDC Group AG*	6,303,543
322,000	Perella Weinberg Partners	6,217,820

		12,521,363

	IT Consulting & Other Services 1.5%
356,000	Grid Dynamics Holdings, Inc.*	4,984,000

	Leisure Facilities 0.9%
250,721	Xponential Fitness, Inc., Class A*	3,108,940

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Mortgage REITs 1.2%
272,103	Sunrise Realty Trust, Inc.	$3,915,562

	Oil & Gas Exploration & Production 0.9%
221,641	HighPeak Energy, Inc.	3,076,377

	Packaged Foods & Meats 3.3%
1,307,000	LT Foods Ltd.	6,213,693
624,000	Mama’s Creations, Inc.*	4,555,200

		10,768,893

	Pharmaceuticals 1.6%
613,010	Biote Corp., Class A*	3,420,596
641,755	Esperion Therapeutics, Inc.*	1,058,896
105,101	Eton Pharmaceuticals, Inc.*	630,606

		5,110,098

	Property & Casualty Insurance 4.0%
156,000	Bowhead Specialty Holdings, Inc.*	4,369,560
31,800	HCI Group, Inc.	3,404,508
128,000	Skyward Specialty Insurance Group, Inc.*	5,213,440

		12,987,508

	Regional Banks 5.6%
54,000	Axos Financial, Inc.*	3,395,520
83,000	Esquire Financial Holdings, Inc.	5,412,430
169,009	Finwise Bancorp*	2,636,541
194,024	First Western Financial, Inc.*	3,880,480
112,000	Third Coast Bancshares, Inc.*	2,998,240

		18,323,211

	Research & Consulting Services 3.1%
39,528	ICF International, Inc.	6,592,875
2,186,000	Knights Group Holdings PLC	3,711,668

		10,304,543

	Restaurants 0.9%
366,442	GEN Restaurant Group, Inc.* ‡‡	3,092,771

	Semiconductor Materials & Equipment 1.8%
180,000	Veeco Instruments, Inc.*	5,963,400

	Semiconductors 1.2%
23,000	SiTime Corp.*	3,944,730

	Soft Drinks & Non-Alcoholic Beverages 1.3%
146,000	Vita Coco Co., Inc.*	4,133,260

	Technology Distributors 1.6%
53,000	Climb Global Solutions, Inc.	5,275,620

	Trading Companies & Distributors 3.5%
174,000	ADENTRA, Inc.	5,456,276
79,000	Global Industrial Co.	2,683,630
125,000	Karat Packaging, Inc.	3,236,250

		11,376,156

	Total Common Stocks (cost $207,647,675)	314,522,161

Shares		Value

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
131	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	$—

	Total Warrants (cost $396,902)	—

	Total Investments (cost $208,044,577) 95.8%§	314,522,161

	Other Assets less Liabilities 4.2%	13,747,363

	Net Assets 100.0%	$328,269,524

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2024 amounted to approximately $0 and represented 0.00% of net assets.

‡‡Affiliated company (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 3.13%.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Micro Cap Value Fund’s investments were in the following countries (unaudited):

Country	%
Canada	1.7
Germany	3.2
India	2.0
Israel	1.0
Japan	1.3
United Kingdom	3.9
United States	86.9

TOTAL	100.0%

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.2%

	Apparel Retail 1.5%
195,108	Boot Barn Holdings, Inc.*	$32,637,666

	Application Software 10.3%
493,875	Agilysys, Inc.*	53,817,559
795,356	Alkami Technology, Inc.*	25,085,528
3,442,913	Clearwater Analytics Holdings, Inc., Class A*	86,933,553
1,132,865	nCino, Inc.*	35,787,205
710,020	Sprout Social, Inc., Class A*	20,640,282

		222,264,127

	Asset Management & Custody Banks 1.8%
661,882	StepStone Group, Inc., Class A	37,614,754

	Automotive Parts & Equipment 1.4%
700,064	XPEL, Inc.*	30,361,776

	Automotive Retail 2.5%
1,275,727	Valvoline, Inc.*	53,389,175

	Broadline Retail 4.4%
790,425	Global-e Online Ltd.*	30,383,937
649,983	Ollie’s Bargain Outlet Holdings, Inc.*	63,178,348

		93,562,285

	Building Products 5.7%
637,976	AAON, Inc.	68,799,332
1,134,280	AZEK Co., Inc.*	53,084,304

		121,883,636

	Construction & Engineering 2.7%
839,753	Construction Partners, Inc., Class A*	58,614,759

	Health Care Equipment 3.0%
203,392	Inspire Medical Systems, Inc.*	42,925,882
142,353	TransMedics Group, Inc.*	22,349,421

		65,275,303

	Health Care Facilities 4.2%
530,208	Ensign Group, Inc.	76,254,515
373,688	PACS Group, Inc.*	14,936,309

		91,190,824

	Health Care Services 3.7%
447,257	Addus HomeCare Corp.*	59,498,599
689,533	Castle Biosciences, Inc.*	19,665,481

		79,164,080

	Health Care Supplies 1.4%
94,378	UFP Technologies, Inc.*	29,889,513

	Home Improvement Retail 2.6%
457,044	Floor & Decor Holdings, Inc., Class A*	56,751,154

	Homebuilding 1.6%
288,905	LGI Homes, Inc.*	34,241,021

	Human Resource & Employment Services 3.1%
402,919	Paylocity Holding Corp.*	66,469,547

Shares		Value

	Industrial Machinery & Supplies & Components 3.8%
269,785	RBC Bearings, Inc.*	$80,768,233

	Insurance Brokers 1.8%
427,227	Goosehead Insurance, Inc., Class A*	38,151,371

	IT Consulting & Other Services 4.9%
317,820	Globant SA*	62,972,855
3,008,293	Grid Dynamics Holdings, Inc.*	42,116,102

		105,088,957

	Leisure Products 1.6%
838,001	YETI Holdings, Inc.*	34,383,181

	Life Sciences Tools & Services 2.3%
150,803	Medpace Holdings, Inc.*	50,338,041

	Managed Health Care 3.9%
1,022,375	HealthEquity, Inc.*	83,681,394

	Other Specialty Retail 1.2%
283,821	Five Below, Inc.*	25,075,585

	Packaged Foods & Meats 1.9%
291,564	Freshpet, Inc.*	39,877,208

	Personal Care Products 3.7%
1,314,478	BellRing Brands, Inc.*	79,815,104

	Pharmaceuticals 2.3%
4,397,143	Esperion Therapeutics, Inc.*	7,255,286
580,858	Intra-Cellular Therapies, Inc.*	42,501,380

		49,756,666

	Regional Banks 3.0%
669,096	Pinnacle Financial Partners, Inc.	65,551,335

	Restaurants 2.7%
739,192	Dutch Bros, Inc., Class A*	23,676,320
338,159	Shake Shack, Inc., Class A*	34,901,390

		58,577,710

	Semiconductor Materials & Equipment 2.5%
262,902	Nova Ltd.*	54,773,003

	Semiconductors 1.5%
191,148	SiTime Corp.*	32,783,793

	Systems Software 3.3%
150,242	CyberArk Software Ltd.*	43,812,070
922,013	JFrog Ltd.*	26,775,257

		70,587,327

	Trading Companies & Distributors 4.4%
361,203	SiteOne Landscape Supply, Inc.*	54,509,145
335,473	Transcat, Inc.*	40,515,074

		95,024,219

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Transaction & Payment Processing Services 3.5%
1,003,194	Flywire Corp.*	$16,442,349
659,458	Shift4 Payments, Inc., Class A*	58,427,979

		74,870,328

	Total Common Stocks (cost $1,309,791,694)	2,112,413,075

	PREFERRED STOCKS 1.2%

	Systems Software 0.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	9,362,724

	Textiles 0.8%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	16,698,121

	Total Preferred Stocks (cost $25,999,989)	26,060,845

	Total Investments (cost $1,335,791,683) 99.4%	2,138,473,920

	Other Assets less Liabilities 0.6%	12,017,550

	Net Assets 100.0%	$2,150,491,470

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2024 amounted to approximately $26,060,845 and represented 1.21% of net assets.

‡‡Affiliated company (see Note 8).

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Small Cap Growth Fund’s investments were in the following countries (unaudited):

Country	%
Israel	6.0
United States	94.0

TOTAL	100.0%

Wasatch Small Cap Value Fund (WMCVX / WICVX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.1%

	Apparel Retail 1.5%
152,511	Boot Barn Holdings, Inc.*	$25,512,040

	Apparel, Accessories & Luxury Goods 1.4%
345,303	Carter’s, Inc.	22,437,789

	Application Software 0.4%
473,725	Weave Communications, Inc.*	6,063,680

	Asset Management & Custody Banks 6.7%
1,006,040	Artisan Partners Asset Management, Inc., Class A	43,581,653
413,250	Cohen & Steers, Inc.	39,651,337
167,664	Hamilton Lane, Inc., Class A	28,232,941

		111,465,931

	Automotive Retail 2.4%
965,826	Valvoline, Inc.*	40,419,818

	Broadline Retail 1.8%
313,859	Ollie’s Bargain Outlet Holdings, Inc.*	30,507,095

	Building Products 3.8%
1,911,303	Janus International Group, Inc.*	19,323,273
330,453	UFP Industries, Inc.	43,358,738

		62,682,011

	Cargo Ground Transportation 1.4%
53,902	Saia, Inc.*	23,569,189

	Construction & Engineering 2.1%
444,558	Granite Construction, Inc.	35,244,558

	Construction Machinery & Heavy Transportation Equipment 3.5%
401,845	Allison Transmission Holdings, Inc.	38,605,249
991,629	Wabash National Corp.	19,029,361

		57,634,610

	Education Services 2.4%
279,099	Grand Canyon Education, Inc.*	39,590,193

	Electronic Equipment & Instruments 1.4%
1,958,319	Arlo Technologies, Inc.*	23,715,243

	Electronic Manufacturing Services 4.9%
427,749	Benchmark Electronics, Inc.	18,957,836
807,265	CTS Corp.	39,055,481
101,385	Fabrinet*	23,971,469

		81,984,786

	Financial Exchanges & Data 0.6%
1,703,877	Open Lending Corp.*	10,427,727

	Health Care Facilities 2.1%
242,568	Ensign Group, Inc.	34,886,130

Shares		Value

	Health Care Supplies 1.8%
92,589	UFP Technologies, Inc.*	$29,322,936

	Homebuilding 3.8%
365,946	Champion Homes, Inc.*	34,709,978
233,622	LGI Homes, Inc.*	27,688,880

		62,398,858

	Industrial Machinery & Supplies & Components 5.8%
425,042	Helios Technologies, Inc.	20,274,504
131,795	Kadant, Inc.	44,546,710
174,367	Standex International Corp.	31,870,800

		96,692,014

	Investment Banking & Brokerage 1.8%
435,896	Moelis & Co., Class A	29,863,235

	Leisure Products 1.9%
771,700	YETI Holdings, Inc.*	31,662,851

	Life Sciences Tools & Services 1.2%
61,971	Medpace Holdings, Inc.*	20,685,920

	Managed Health Care 1.6%
326,591	HealthEquity, Inc.*	26,731,473

	Mortgage REITs 1.8%
1,920,050	Arbor Realty Trust, Inc.	29,875,978

	Oil & Gas Equipment & Services 0.9%
263,445	Cactus, Inc., Class A	15,719,763

	Oil & Gas Exploration & Production 3.3%
996,459	Magnolia Oil & Gas Corp., Class A	24,333,529
606,504	Matador Resources Co.	29,973,427

		54,306,956

	Oil & Gas Storage & Transportation 1.8%
2,700,221	DHT Holdings, Inc.	29,783,438

	Other Specialty Retail 3.1%
140,757	Five Below, Inc.*	12,435,881
1,121,416	Sally Beauty Holdings, Inc.*	15,217,615
237,444	Signet Jewelers Ltd.	24,489,974

		52,143,470

	Pharmaceuticals 0.8%
177,549	Intra-Cellular Therapies, Inc.*	12,991,260

	Property & Casualty Insurance 1.8%
372,223	Axis Capital Holdings Ltd.	29,632,673

	Regional Banks 11.2%
570,532	Axos Financial, Inc.*	35,875,052
808,023	Bank OZK	34,736,909
636,919	FB Financial Corp.	29,890,609
235,456	Hancock Whitney Corp.	12,048,283
434,278	Pinnacle Financial Partners, Inc.	42,546,216
376,687	ServisFirst Bancshares, Inc.	30,304,469

		185,401,538

Wasatch Small Cap Value Fund (WMCVX / WICVX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Research & Consulting Services 2.4%
244,081	ICF International, Inc.	$40,710,270

	Security & Alarm Services 1.9%
278,022	Brink’s Co.	32,150,464

	Self-Storage REITs 3.1%
1,059,956	National Storage Affiliates Trust	51,089,879

	Semiconductor Materials & Equipment 2.9%
117,725	Nova Ltd.*	24,526,827
737,800	Veeco Instruments, Inc.*	24,443,314

		48,970,141

	Soft Drinks & Non-Alcoholic Beverages 1.4%
840,226	Vita Coco Co., Inc.*	23,786,798

	Specialty Chemicals 2.1%
311,567	Innospec, Inc.	35,235,112

	Steel 1.2%
348,545	Commercial Metals Co.	19,156,033

	Technology Distributors 1.8%
610,858	ScanSource, Inc.*	29,339,510

Shares		Value

	Transaction & Payment Processing Services 2.3%
383,463	Euronet Worldwide, Inc.*	$38,051,034

	Total Common Stocks (cost $1,218,389,778)	1,631,842,404

	Total Investments (cost $1,218,389,778) 98.1%	1,631,842,404

	Other Assets less Liabilities 1.9%	30,951,423

	Net Assets 100.0%	$1,662,793,827

	*Non-income producing. REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Small Cap Value Fund’s investments were in the following countries (unaudited):

Country	%
Israel	1.5
Norway	1.8
United States	96.7

TOTAL	100.0%

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.0%

	Application Software 5.8%
371,447	nCino, Inc.*	$11,734,011
148,498	Procore Technologies, Inc.*	9,165,296
286,118	Q2 Holdings, Inc.*	22,823,633
435,226	Sprout Social, Inc., Class A*	12,652,020

		56,374,960

	Biotechnology 10.1%
2,609,942	C4 Therapeutics, Inc.*	14,876,670
144,303	Denali Therapeutics, Inc.*	4,203,546
182,105	Dyne Therapeutics, Inc.*	6,541,212
405,146	Exact Sciences Corp.*	27,598,546
458,159	Exagen, Inc.*	1,415,711
461,258	Immatics NV*	5,262,954
1,633,873	MacroGenics, Inc.*	5,375,442
1,024,570	Nkarta, Inc.*	4,631,056
413,850	Nurix Therapeutics, Inc.*	9,299,210
10,973,844	Sangamo Therapeutics, Inc.* ‡‡	9,504,446
135,707	Viking Therapeutics, Inc.*	8,591,610

		97,300,403

	Broadline Retail 1.5%
152,149	Ollie’s Bargain Outlet Holdings, Inc.*	14,788,883

	Building Products 1.8%
258,149	Trex Co., Inc.*	17,187,560

	Distributors 1.9%
49,298	Pool Corp.	18,575,486

	Environmental & Facilities Services 2.1%
205,725	Casella Waste Systems, Inc., Class A*	20,467,580

	Financial Exchanges & Data 3.0%
67,130	MarketAxess Holdings, Inc.	17,198,706
1,879,778	Open Lending Corp.*	11,504,241

		28,702,947

	Footwear 2.0%
388,184	On Holding AG, Class A*	19,467,428

	Health Care Equipment 6.1%
365,243	Artivion, Inc.*	9,722,769
710,328	AtriCure, Inc.*	19,917,597
138,975	Inspire Medical Systems, Inc.*	29,330,674

		58,971,040

	Health Care Services 1.1%
369,684	Castle Biosciences, Inc.*	10,543,388

	Health Care Supplies 2.2%
6,849,908	Cerus Corp.*	11,918,840
191,897	RxSight, Inc.*	9,485,469

		21,404,309

	Home Improvement Retail 2.4%
189,964	Floor & Decor Holdings, Inc., Class A*	23,587,830

Shares		Value

	Homebuilding 2.5%
148,914	Champion Homes, Inc.*	$14,124,493
88,127	LGI Homes, Inc.*	10,444,812

		24,569,305

	Human Resource & Employment Services 3.0%
177,126	Paylocity Holding Corp.*	29,220,476

	Industrial Machinery & Supplies & Components 1.8%
58,471	RBC Bearings, Inc.*	17,505,048

	Insurance Brokers 2.1%
222,020	Goosehead Insurance, Inc., Class A*	19,826,386

	Internet Services & Infrastructure 1.0%
1,175,943	BigCommerce Holdings, Inc., Series 1*	6,879,266
175,523	Couchbase, Inc.*	2,829,431

		9,708,697

	IT Consulting & Other Services 3.6%
433,755	Endava PLC, ADR*	11,078,102
121,498	Globant SA*	24,073,614

		35,151,716

	Managed Health Care 3.4%
404,336	HealthEquity, Inc.*	33,094,902

	Oil & Gas Exploration & Production 1.9%
427,740	Magnolia Oil & Gas Corp., Class A	10,445,411
168,655	Matador Resources Co.	8,334,930

		18,780,341

	Other Specialty Retail 1.8%
193,833	Five Below, Inc.*	17,125,146

	Packaged Foods & Meats 4.3%
304,388	Freshpet, Inc.*	41,631,147

	Personal Care Products 1.9%
296,829	BellRing Brands, Inc.*	18,023,457

	Pharmaceuticals 5.7%
246,361	Arvinas, Inc.*	6,067,872
174,083	BioAge Labs, Inc.*	3,620,926
6,675,165	Esperion Therapeutics, Inc.*	11,014,022
409,535	Intra-Cellular Therapies, Inc.*	29,965,676
227,003	Phathom Pharmaceuticals, Inc.*	4,104,214

		54,772,710

	Regional Banks 1.9%
415,459	Bank OZK	17,860,582

	Semiconductor Materials & Equipment 8.2%
68,857	BE Semiconductor Industries NV	8,782,056
368,916	Kulicke & Soffa Industries, Inc.	16,649,179
80,027	Nova Ltd.*	16,672,825
862,250	PDF Solutions, Inc.*	27,316,080
296,423	Veeco Instruments, Inc.*	9,820,494

		79,240,634

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	SEPTEMBER 30, 2024

Schedule of Investments (continued)

Shares		Value

	Semiconductors 3.1%
164,394	Power Integrations, Inc.	$10,540,943
111,173	SiTime Corp.*	19,067,281

		29,608,224

	Specialty Chemicals 2.0%
109,769	Balchem Corp.	19,319,344

	Systems Software 6.6%
76,041	CyberArk Software Ltd.*	22,174,316
552,550	JFrog Ltd.*	16,046,052
90,053	Monday.com Ltd.*	25,014,022

		63,234,390

	Transaction & Payment Processing Services 3.2%
348,447	Shift4 Payments, Inc., Class A*	30,872,404

	Total Common Stocks (cost $744,864,234)	946,916,723

	PREFERRED STOCKS 1.5%

	Textiles 1.5%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	13,915,114

	Total Preferred Stocks (cost $15,000,004)	13,915,114

	WARRANTS 0.1%

	Biotechnology 0.1%
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** † ‡‡	938,180

	Total Warrants (cost $626,686)	938,180

	Total Investments (cost $760,490,924) 99.6%§	961,770,017

	Other Assets less Liabilities 0.4%	4,343,499

	Net Assets 100.0%	$966,113,516

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2024 amounted to approximately $14,853,294 and represented 1.54% of net assets.

‡‡Affiliated company (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.91%.

ADR American Depositary Receipt.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch Ultra Growth Fund’s investments were in the following countries (unaudited):

Country	%
Germany	0.6
Israel	6.6
Netherlands	0.9
Switzerland	2.0
United Kingdom	1.2
United States	88.7

TOTAL	100.0%

Wasatch U.S. Select Fund (WAUSX / WGUSX)	SEPTEMBER 30, 2024

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.4%

	Aerospace & Defense 3.7%
4,810	HEICO Corp., Class A	$980,086

	Application Software 22.4%
2,614	ANSYS, Inc.*	832,899
25,967	Clearwater Analytics Holdings, Inc., Class A*	655,667
4,175	Guidewire Software, Inc.*	763,774
1,037	HubSpot, Inc.*	551,269
8,268	Procore Technologies, Inc.*	510,301
1,754	Roper Technologies, Inc.	975,996
1,072	Tyler Technologies, Inc.*	625,748
4,274	Workday, Inc., Class A*	1,044,608

		5,960,262

	Asset Management & Custody Banks 3.1%
4,947	Hamilton Lane, Inc., Class A	833,025

	Automotive Retail 2.5%
15,813	Valvoline, Inc.*	661,774

	Building Products 2.1%
8,216	Trex Co., Inc.*	547,021

	Cargo Ground Transportation 3.0%
4,053	Old Dominion Freight Line, Inc.	805,088

	Distributors 2.9%
2,056	Pool Corp.	774,701

	Diversified Support Services 3.6%
18,269	Copart, Inc.*	957,296

	Electrical Components & Equipment 3.8%
5,891	AMETEK, Inc.	1,011,544

	Electronic Components 2.2%
9,096	Amphenol Corp., Class A	592,695

	Electronic Equipment & Instruments 2.6%
3,857	Novanta, Inc.*	690,094

	Electronic Manufacturing Services 2.5%
2,776	Fabrinet*	656,357

	Financial Exchanges & Data 5.4%
2,289	MarketAxess Holdings, Inc.	586,442
2,664	Morningstar, Inc.	850,135

		1,436,577

	Health Care Equipment 1.4%
1,819	Inspire Medical Systems, Inc.*	383,900

	Health Care Facilities 3.3%
6,075	Ensign Group, Inc.	873,706

	Home Improvement Retail 2.5%
5,343	Floor & Decor Holdings, Inc., Class A*	663,440

	Human Resource & Employment Services 2.6%
4,147	Paylocity Holding Corp.*	684,131

Shares		Value

	Industrial Machinery & Supplies & Components 3.0%
2,656	RBC Bearings, Inc.*	$795,153

	IT Consulting & Other Services 2.3%
3,119	Globant SA*	617,999

	Life Sciences Tools & Services 5.1%
2,820	ICON PLC*	810,214
1,680	Medpace Holdings, Inc.*	560,784

		1,370,998

	Managed Health Care 4.0%
12,986	HealthEquity, Inc.*	1,062,904

	Personal Care Products 3.0%
13,123	BellRing Brands, Inc.*	796,829

	Semiconductors 2.5%
715	Monolithic Power Systems, Inc.	661,018

	Specialty Chemicals 3.2%
4,819	Balchem Corp.	848,144

	Transaction & Payment Processing Services 5.7%
7,870	Block, Inc.*	528,313
11,051	Shift4 Payments, Inc., Class A*	979,119

		1,507,432

	Total Common Stocks (cost $21,649,839)	26,172,174

	Total Investments (cost $21,649,839) 98.4%	26,172,174

	Other Assets less Liabilities 1.6%	418,675

	Net Assets 100.0%	$26,590,849

	*Non-income producing.

	See Notes to Financial Statements.

At September 30, 2024, the Wasatch U.S. Select Fund’s investments were in the following countries (unaudited):

Country	%
Ireland	3.1
United States	96.9

TOTAL	100.0%

Wasatch-Hoisington U.S. Treasury Fund (WHOSX)	SEPTEMBER 30, 2024

Schedule of Investments

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 98.8%
$55,300,000	U.S. Treasury Bond, 1.25%, 5/15/50	$29,542,297
47,700,000	U.S. Treasury Bond, 1.375%, 8/15/50	26,236,863
72,200,000	U.S. Treasury Bond, 1.875%, 11/15/51	44,899,375
160,000,000	U.S. Treasury STRIPS Principal, 0.00%, 8/15/47	60,354,990
33,700,000	U.S. Treasury STRIPS Principal, 2.00%, 8/15/51	10,932,914
35,200,000	U.S. Treasury STRIPS Principal, 3.625%, 5/15/53	10,949,484

	Total U.S. Government Obligations (cost $204,749,595)	182,915,923

	Total Investments (cost $204,749,595) 98.8%	182,915,923

	Other Assets less Liabilities 1.2%	2,218,874

	Net Assets 100.0%	$185,134,797

	See Notes to Financial Statements.

(This page intentionally left blank.)

Wasatch Funds

Statements of Assets and Liabilities

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$3,224,835,523	$445,049,167	$348,678,649
Affiliated issuers[1]	52,636,852	—	—

	$3,277,472,375	$445,049,167	$348,678,649

Investments, at market value
Unaffiliated issuers	$4,747,988,860	$760,217,887	$455,856,443
Affiliated issuers[1]	53,777,392	—	—

	4,801,766,252	760,217,887	455,856,443
Cash	49,060,121	1,865,652	8,180
Foreign currency on deposit (cost of $0, $15,396, $1, $37,292, $3,218, $0, $1,305 and $10,818, respectively)	—	15,360	1
Receivable for investment securities sold	—	—	10,292,174
Capital shares receivable	2,464,882	108,122	109,881
Interest and dividends receivable	461,373	380,832	329,851
Receivable from Investment Advisor	—	—	—
Prepaid expenses and other assets	129,146	29,135	20,339

Total Assets	4,853,881,774	762,616,988	466,616,869

Liabilities:
Payable for securities purchased	—	—	—
Capital shares payable	2,149,739	164,594	418,214
Dividends payable to shareholders	—	—	—
Payable to Advisor	3,763,922	727,710	365,048
Accrued fund administration fees	113,878	17,742	13,288
Accrued expenses and other liabilities	626,393	215,869	130,859
Foreign capital gains taxes payable	—	38,776,160	6,748,923
Line of credit payable	—	—	7,891,573

Total Liabilities	6,653,932	39,902,075	15,567,905

Commitments and contingent liabilities
Net Assets	$4,847,227,842	$722,714,913	$451,048,964

Net Assets Consist of:
Capital stock	$494,438	$971,723	$242,291
Paid-in-capital in excess of par	3,018,529,236	393,825,139	473,551,775
Distributable earnings (accumulated loss)	1,828,204,168	327,918,051	(22,745,102)

Net Assets	$4,847,227,842	$722,714,913	$451,048,964

Net Assets
Investor Class	2,112,156,207	318,081,593	63,062,026
Institutional Class	2,735,071,635	404,633,320	387,986,938

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	21,787,590	43,145,303	3,470,290
Institutional Class	27,656,257	54,027,036	20,758,819

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$96.94	$7.37	$18.17

Institutional Class	$98.90	$7.49	$18.69

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

SEPTEMBER 30, 2024

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Value Fund

$196,220,132	$28,639,816	$135,493,426	$11,143,121	$99,666,710
—	—	—	—	—

$196,220,132	$28,639,816	$135,493,426	$11,143,121	$99,666,710

$359,901,383	$40,104,319	$205,244,099	$14,980,787	$129,044,713
—	—	—	—	—

359,901,383	40,104,319	205,244,099	14,980,787	129,044,713
6,064,057	386,124	4,768,731	221,150	2,412,076
37,292	3,219	—	1,314	10,983
473,181	185,436	—	—	558,298
30,920	3,978	16,145	—	5,511
306,159	31,866	134,425	13,164	553,105
—	—	—	364	—
27,251	13,071	12,756	24,876	14,135

366,840,243	40,728,013	210,176,156	15,241,655	132,598,821

1,622,058	317,684	—	—	104,629
127,063	171	106,296	—	191,531
—	—	—	—	25,111
461,373	55,383	202,885	—	90,445
10,482	1,963	5,986	—	4,158
183,171	72,515	83,585	45,474	151,643
9,722,483	681,424	1,389,758	50,759	—
—	—	—	—	—

12,126,630	1,129,140	1,788,510	96,233	567,517

$354,713,613	$39,598,873	$208,387,646	$15,145,422	$132,031,304

$1,075,893	$105,170	$434,440	$11,887	$130,168
191,016,549	128,507,971	127,759,916	13,543,325	255,236,556
162,621,171	(89,014,268)	80,193,290	1,590,210	(123,335,420)

$354,713,613	$39,598,873	$208,387,646	$15,145,422	$132,031,304

135,893,462	31,993,931	126,784,012	4,098,223	115,168,807
218,820,151	7,604,942	81,603,634	11,047,199	16,862,497

41,597,968	8,530,237	26,559,829	326,327	11,351,617
65,991,367	1,986,779	16,884,160	862,412	1,665,169

$3.27	$3.75	$4.77	$12.56	$10.15

$3.32	$3.83	$4.83	$12.81	$10.13

Wasatch Funds

Statements of Assets and Liabilities (continued)

	Greater China Fund	International Growth Fund	International Opportunities Fund

Assets:
Investments, at cost
Unaffiliated issuers	$5,935,759	$176,002,130	$87,307,197
Affiliated issuers[1]	—	—	—

	$5,935,759	$176,002,130	$87,307,197

Investments, at market value
Unaffiliated issuers	$4,451,128	$291,537,899	$147,177,682
Affiliated issuers[1]	—	—	—

	4,451,128	291,537,899	147,177,682
Cash	153,568	7,120,010	512,007
Foreign currency on deposit (cost of $3,550, $62,059, $16,704, $490, $0, $0, $0 and $0, respectively)	3,552	61,872	16,646
Receivable for investment securities sold	—	559,293	24,205
Capital shares receivable	30,300	24,559	31,575
Interest and dividends receivable	4,064	815,082	506,480
Receivable from Investment Advisor	9,094	—	—
Prepaid expenses and other assets	8,541	24,785	16,961

Total Assets	4,660,247	300,143,500	148,285,556

Liabilities:
Securities sold short, at value (proceeds of $0, $0, $0, $0, $28,924,420, $0, $0 and $0, respectively)	—	—	—
Payable for securities purchased	33,018	—	—
Capital shares payable	—	125,523	299,242
Payable to Advisor	—	304,461	181,918
Accrued fund administration fees	1,157	10,942	9,112
Accrued expenses and other liabilities	41,669	155,271	158,179
Foreign capital gains taxes payable	—	1,475,557	1,262,702
Dividends payable on securities sold short	—	—	—

Total Liabilities	75,844	2,071,754	1,911,153

Commitments and contingent liabilities
Net Assets	$4,584,403	$298,071,746	$146,374,403

Net Assets Consist of:
Capital stock	$9,056	$112,333	$442,965
Paid-in-capital in excess of par	10,950,811	148,537,335	106,363,321
Distributable earnings (accumulated loss)	(6,375,464)	149,422,078	39,568,117

Net Assets	$4,584,403	$298,071,746	$146,374,403

Net Assets
Investor Class	2,060,392	211,932,303	51,744,739
Institutional Class	2,524,011	86,139,443	94,629,664

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	406,676	8,011,416	15,830,519
Institutional Class	498,921	3,221,903	28,466,019

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$5.07	$26.45	$3.27

Institutional Class	$5.06	$26.74	$3.32

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

SEPTEMBER 30, 2024

International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund

$3,057,438	$69,294,367	$505,008,108	$204,271,781	$1,317,791,696
—	—	9,579,660	3,772,796	17,999,987

$3,057,438	$69,294,367	$514,587,768	$208,044,577	$1,335,791,683

$3,841,030	$86,667,093	$653,555,574	$311,429,390	$2,121,775,799
—	—	15,589,420	3,092,771	16,698,121

3,841,030	86,667,093	669,144,994	314,522,161	2,138,473,920
73,535	20,736,495	13,436,615	14,583,208	18,643,224
488	—	—	—	—
122,496	—	—	639,456	—
—	5,786	370,512	66,196	525,147
10,118	26,990	47,284	137,618	31,812
9,982	—	—	—	—
24,334	26,639	27,793	22,857	63,200

4,081,983	107,463,003	683,027,198	329,971,496	2,157,737,303

—	28,014,984	—	—	—
57,937	405,105	—	489,806	—
17,446	16,331	143,582	122,664	5,162,705
—	79,129	817,566	394,170	1,711,506
930	1,844	16,623	8,369	55,907
38,335	67,248	154,044	108,443	315,715
—	—	—	578,520	—
—	8,248	—	—	—

114,648	28,592,889	1,131,815	1,701,972	7,245,833

$3,967,335	$78,870,114	$681,895,383	$328,269,524	$2,150,491,470

$3,140	$51,235	$846,185	$829,839	$536,688
4,217,399	61,229,640	632,513,557	243,973,918	1,641,496,374
(253,204)	17,589,239	48,535,641	83,465,767	508,458,408

$3,967,335	$78,870,114	$681,895,383	$328,269,524	$2,150,491,470

2,626,895	44,488,402	591,440,180	265,555,264	869,767,829
1,340,440	34,381,712	90,455,203	62,714,260	1,280,723,641

209,378	2,896,638	73,405,874	67,231,860	21,954,014
104,618	2,226,828	11,212,594	15,752,002	31,714,759

$12.55	$15.36	$8.06	$3.95	$39.62

$12.81	$15.44	$8.07	$3.98	$40.38

Wasatch Funds

Statements of Assets and Liabilities (continued)

	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$1,218,389,778	$701,887,010	$21,649,839
Affiliated issuers[1]	—	58,603,914	—

	$1,218,389,778	$760,490,924	$21,649,839

Investments, at market value
Unaffiliated issuers	$1,631,842,404	$937,412,277	$26,172,174
Affiliated issuers[1]	—	24,357,740	—

	1,631,842,404	961,770,017	26,172,174
Cash	32,007,276	1,343,787	421,712
Receivable for investment securities sold	—	8,196,270	—
Capital shares receivable	2,980,166	268,282	18,150
Interest and dividends receivable	462,619	73,783	5,183
Prepaid expenses and other assets	51,006	41,169	19,203

Total Assets	1,667,343,471	971,693,308	26,636,422

Liabilities:
Payable for securities purchased	1,804,430	2,906,483	—
Capital shares payable	1,128,366	1,599,152	—
Dividends payable to shareholders	—	—	—
Payable to Advisor	1,323,638	783,850	4,389
Accrued fund administration fees	37,934	26,159	694
Accrued expenses and other liabilities	255,276	264,148	40,490

Total Liabilities	4,549,644	5,579,792	45,573

Commitments and contingent liabilities
Net Assets	$1,662,793,827	$966,113,516	$26,590,849

Net Assets Consist of:
Capital stock	$1,406,460	$283,322	$17,327
Paid-in-capital in excess of par	1,043,171,779	847,123,091	21,443,603
Distributable earnings (accumulated loss)	618,215,588	118,707,103	5,129,919

Net Assets	$1,662,793,827	$966,113,516	$26,590,849

Net Assets
Investor Class	607,696,671	642,151,704	9,829,741
Institutional Class	1,055,097,156	323,961,812	16,761,108

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	51,796,399	18,862,692	641,600
Institutional Class	88,849,631	9,469,527	1,091,149

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$11.73	$34.04	$15.32

Institutional Class	$11.88	$34.21	$15.36

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

SEPTEMBER 30, 2024

U.S. Treasury Fund

$204,749,595
—

$204,749,595

$182,915,923
—

182,915,923
1,877,187
—
33,071
856,199
15,408

185,697,788

—
321,610
82,718
77,846
4,652
76,165

562,991

$185,134,797

$157,020
369,607,622
(184,629,845)

$185,134,797

185,134,797
—

15,701,974
—

$11.79

$—

Wasatch Funds

Statements of Operations

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund

Investment Income:
Interest	$2,740,321	$790,993	$273,653
Dividends[1]
Unaffiliated issuers	20,223,640	2,334,393	3,372,479
Affiliated issuers	1,556,849	—	—

Total investment income	24,520,810	3,125,386	3,646,132

Expenses:
Investment advisory fees	40,492,781	7,617,376	4,468,496
Shareholder servicing fees — Investor Class	2,059,733	358,004	131,034
Shareholder servicing fees — Institutional Class	47,204	26,551	8,417
Fund administration fees	427,316	70,573	54,018
Fund accounting fees	300,929	55,989	44,194
Reports to shareholders — Investor Class	180,660	34,373	11,819
Reports to shareholders — Institutional Class	195,651	—	25,832
Custody fees	52,991	288,379	128,384
Federal and state registration fees — Investor Class	56,352	26,672	19,966
Federal and state registration fees — Institutional Class	74,193	24,224	28,433
Legal fees	229,115	35,598	27,292
Trustees’ fees	467,439	75,483	58,919
Interest	76,429	16,814	59,385
Audit fees	42,764	42,764	42,764
Other expenses	187,870	59,139	44,446

Total expenses before reimbursement	44,891,427	8,731,939	5,153,399
Reimbursement of expenses by Advisor	(149,636)	—	—

Net Expenses	44,741,791	8,731,939	5,153,399

Net Investment Income (Loss)	(20,220,981)	(5,606,553)	(1,507,267)

Realized Gain (Loss):
Investments sold	368,457,766	78,257,321	(64,457,237)
Foreign currency transactions	—	(469,713)	(269,075)
Foreign capital gains taxes	—	(8,763,536)	(618,044)

Net realized gain (loss)	368,457,766	69,024,072	(65,344,356)

Change in Unrealized Appreciation (Depreciation):
Investments	755,351,079	126,204,255	164,517,962
Investments in affiliates	1,140,540	—	—
Foreign currency translations	—	(2,688)	723
Deferred foreign capital gains taxes	—	(23,788,144)	(5,706,830)

Net change in unrealized appreciation	756,491,619	102,413,423	158,811,855

Net gain on investments	1,124,949,385	171,437,495	93,467,499

Net Increase in Net Assets Resulting from Operations	$1,104,728,404	$165,830,942	$91,960,232

[1]	Net of $0, $616,493, $468,574, $580,314, $46,105, $98,683, $7,962, and $394,548 in foreign withholding taxes, respectively.

See Notes to Financial Statements.

YEAR ENDED SEPTEMBER 30, 2024

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Value Fund

$125,185	$22,240	$84,347	$4,101	$133,804

3,863,587	437,761	965,988	80,096	5,481,377
—	—	—	—	—

3,988,772	460,001	1,050,335	84,197	5,615,181

5,607,905	603,317	2,447,106	127,656	1,259,596
239,402	68,231	144,104	20,482	154,755
3,166	4,028	3,633	6,782	3,128
44,501	9,790	26,297	5,323	18,305
36,135	15,044	26,576	13,516	23,695
22,782	9,585	16,059	11,936	21,227
20,058	2,486	11,759	3,369	5,888
180,368	59,563	42,143	6,070	23,712
21,098	16,914	13,456	20,545	17,873
22,952	16,155	18,821	16,893	23,554
20,685	2,319	11,991	1,070	8,809
44,764	4,698	25,230	1,971	19,102
31,734	2,150	4,994	1,872	7,865
42,764	42,764	42,764	42,765	42,764
53,076	8,566	21,829	10,584	13,503

6,391,390	865,610	2,856,762	290,834	1,643,776
(56,361)	(88,644)	(37,084)	(128,457)	(139,745)

6,335,029	776,966	2,819,678	162,377	1,504,031

(2,346,257)	(316,965)	(1,769,343)	(78,180)	4,111,150

13,710,283	4,234,774	14,972,901	(383,578)	7,743,329
(131,402)	(7,533)	(69,033)	(141)	(34,980)
(1,864,630)	(7,337)	(371,210)	—	—

11,714,251	4,219,904	14,532,658	(383,719)	7,708,349

63,589,871	6,218,478	35,752,393	3,499,532	15,986,818
—	—	—	—	—
4,786	168	1,337	386	18,394
(6,549,527)	(153,153)	(625,013)	(18,776)	—

57,045,130	6,065,493	35,128,717	3,481,142	16,005,212

68,759,381	10,285,397	49,661,375	3,097,423	23,713,561

$66,413,124	$9,968,432	$47,892,032	$3,019,243	$27,824,711

Wasatch Funds

Statements of Operations (continued)

	Greater China Fund	International Growth Fund	International Opportunities Fund

Investment Income:
Interest	$9,738	$567,832	$160,969
Dividends[1]
Unaffiliated issuers	72,417	4,538,746	3,432,077

Total investment income	82,155	5,106,578	3,593,046

Expenses:
Investment advisory fees	40,165	4,630,420	4,634,182
Shareholder servicing fees — Investor Class	22,906	242,957	62,447
Shareholder servicing fees — Institutional Class	4,033	6,133	237,698
Fund administration fees	8,046	49,793	41,522
Fund accounting fees	12,671	40,356	31,894
Reports to shareholders — Investor Class	12,698	21,546	4,782
Reports to shareholders — Institutional Class	2,488	—	40,243
Custody fees	2,396	102,524	81,619
Federal and state registration fees — Investor Class	15,739	20,778	16,797
Federal and state registration fees — Institutional Class	15,813	20,908	22,266
Legal fees	392	24,207	16,897
Trustees’ fees	541	55,320	37,189
Dividends on securities sold short	—	—	—
Interest	—	50,643	34,798
Audit fees	42,764	42,764	42,764
Other expenses	9,398	46,931	53,588

Total expenses before reimbursement	190,050	5,355,280	5,358,686
Reimbursement of expenses by Advisor	(135,659)	(25,352)	(119,262)

Net Expenses	54,391	5,329,928	5,239,424

Net Investment Income (Loss)	27,764	(223,350)	(1,646,378)

Realized Gain (Loss):
Investments sold	(746,034)	43,299,388	24,389,410
Investments in affiliates	—	—	—
Foreign currency transactions	(770)	(131,005)	(10,387)
Net realized loss on short positions	—	—	—
Foreign capital gains taxes	—	(925,197)	(1,236,637)

Net realized gain (loss)	(746,804)	42,243,186	23,142,386

Change in Unrealized Appreciation (Depreciation):
Investments	924,396	29,403,028	25,976,334
Investments in affiliates	—	—	—
Foreign currency translations	35	36,521	18,314
Short positions	—	—	—
Deferred foreign capital gains taxes	—	(90,702)	(95,081)

Net change in unrealized appreciation	924,431	29,348,847	25,899,567

Net gain on investments	177,627	71,592,033	49,041,953

Net Increase in Net Assets Resulting from Operations	$205,391	$71,368,683	$47,395,575

[1]	Net of $4,788, $530,743, $402,203, $6,975, $0, $2,440, $16,786 and $0 in foreign withholding taxes, respectively.

See Notes to Financial Statements.

YEAR ENDED SEPTEMBER 30, 2024

International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund

$5,714	$689,568	$436,725	$372,362	$1,211,695

30,032	392,901	1,233,256	3,340,307	2,863,777

35,746	1,082,469	1,669,981	3,712,669	4,075,472

32,144	727,086	9,345,940	4,483,104	21,518,465
21,450	44,833	486,264	295,856	806,715
4,841	6,052	2,716	2,977	24,394
5,506	6,370	63,836	33,008	224,975
12,621	17,520	56,180	33,427	165,744
12,762	16,910	41,886	30,762	49,137
2,365	—	5,870	3,901	151,950
4,816	4,971	13,972	24,925	29,332
16,788	17,397	22,581	22,064	31,963
16,674	17,827	17,472	17,610	53,992
400	3,073	36,630	17,613	130,379
537	5,725	77,728	37,367	279,269
—	144,092	—	—	—
—	192,981	12,554	7,543	78,988
42,765	42,764	42,764	42,764	42,764
5,947	7,783	44,224	26,992	120,998

179,616	1,255,384	10,270,617	5,079,913	23,709,065
(133,313)	(567)	—	(14,792)	(181,407)

46,303	1,254,817	10,270,617	5,065,121	23,527,658

(10,557)	(172,348)	(8,600,636)	(1,352,452)	(19,452,186)

(9,345)	674,487	50,655,450	25,149,248	(11,567,701)
—	—	(6,184)	(320,484)	—
(550)	—	(923)	10,745	—
—	(986,116)	—	—	—
—	—	—	(4,166)	—

(9,895)	(311,629)	50,648,343	24,835,343	(11,567,701)

830,316	17,340,746	127,214,883	62,444,518	440,042,907
—	—	6,009,760	(326,119)	30,511,921
849	—	33	1,099	—
—	(2,153,079)	—	—	—
—	—	—	(578,520)	—

831,165	15,187,667	133,224,676	61,540,978	470,554,828

821,270	14,876,038	183,873,019	86,376,321	458,987,127

$810,713	$14,703,690	$175,272,383	$85,023,869	$439,534,941

Wasatch Funds

Statements of Operations (continued)

	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund

Investment Income:
Interest	$1,092,824	$221,681	$14,793
Dividends[1]
Unaffiliated issuers	15,701,161	2,786,179	60,244

Total investment income	16,793,985	3,007,860	75,037

Expenses:
Investment advisory fees	14,263,159	10,599,527	166,182
Shareholder servicing fees — Investor Class	585,687	1,057,675	29,312
Shareholder servicing fees — Institutional Class	13,400	4,246	3,354
Fund administration fees	142,612	107,010	2,724
Fund accounting fees	109,431	86,602	14,075
Reports to shareholders — Investor Class	77,293	76,524	10,335
Reports to shareholders — Institutional Class	32,672	41,597	4,515
Custody fees	23,522	23,508	3,315
Federal and state registration fees — Investor Class	41,916	29,641	16,398
Federal and state registration fees — Institutional Class	43,878	24,329	17,573
Legal fees	82,025	66,180	1,375
Trustees’ fees	172,774	146,528	2,265
Interest	90,242	77,129	1,211
Audit fees	42,764	42,764	42,764
Other expenses	77,547	77,378	2,817

Total expenses before reimbursement	15,798,922	12,460,638	318,215
Reimbursement of expenses by Advisor	(53,509)	(79,513)	(116,481)

Net Expenses	15,745,413	12,381,125	201,734

Net Investment Income (Loss)	1,048,572	(9,373,265)	(126,697)

Realized Gain (Loss):
Investments sold	224,280,302	55,893,943	930,009
Investments in affiliates	—	(5,971,207)	—
Foreign currency transactions	—	(5,214)	—

Net realized gain (loss)	224,280,302	49,917,522	930,009

Change in Unrealized Appreciation (Depreciation):
Investments	177,777,367	192,608,058	3,601,209
Investments in affiliates	—	30,544,725	—

Net change in unrealized appreciation	177,777,367	223,152,783	3,601,209

Net gain on investments	402,057,669	273,070,305	4,531,218

Net Increase in Net Assets Resulting from Operations	$403,106,241	$263,697,040	$4,404,521

[1]	Net of $0, $28,307, $0 and $0 in foreign withholding taxes, respectively.

See Notes to Financial Statements.

YEAR ENDED SEPTEMBER 30, 2024

U.S. Treasury Fund

$7,753,389

—

7,753,389

963,676
229,105
—
18,215
19,068
28,174
—
3,356
35,402
—
12,212
27,867
5,055
42,764
15,847

1,400,741
—

1,400,741

6,352,648

(84,009,114)
—
—

(84,009,114)

104,219,264
—

104,219,264

20,210,150

$26,562,798

Wasatch Funds

Statements of Changes in Net Assets

	Core Growth Fund		Emerging India Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

Operations:
Net investment income (loss)	$(20,220,981)	$(14,228,770)	$(5,606,553)	$(4,173,349)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	368,457,766	(37,483,618)	69,024,072	17,288,830
Net realized loss on short positions	—	—	—	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	756,491,619	599,302,291	102,413,423	8,278,286

Net increase (decrease) in net assets resulting from operations	1,104,728,404	547,589,903	165,830,942	21,393,767

Distributions to shareholders from distributable earnings
Investor Class	—	(10,015,380)	(11,365,507)	(2,530,535)
Institutional Class	—	(8,797,567)	(12,771,820)	(3,141,875)

Capital share transactions:
Investor Class
Shares sold	409,355,131	205,760,122	72,872,140	70,967,363
Shares issued to holders in reinvestment of dividends	—	9,663,297	11,221,774	2,518,483
Shares redeemed	(398,175,281)	(254,416,109)	(83,986,788)	(55,755,585)
Redemption fees	61,144	31,821	25,143	58,675

Net increase (decrease)	11,240,994	(38,960,869)	132,269	17,788,936

Institutional Class
Shares sold	954,587,176	478,434,862	96,686,841	63,515,860
Shares issued to holders in reinvestment of dividends	—	8,404,896	11,967,778	2,783,843
Shares redeemed	(442,294,984)	(389,845,088)	(66,808,177)	(102,365,815)
Redemption fees	15,160	17,880	1,058	4,896

Net increase (decrease)	512,307,352	97,012,550	41,847,500	(36,061,216)

Total increase (decrease) in net assets	1,628,276,750	586,828,637	183,673,384	(2,550,923)

Net assets:
Beginning of period	3,218,951,092	2,632,122,455	539,041,529	541,592,452

End of period	$4,847,227,842	$3,218,951,092	$722,714,913	$539,041,529

Capital share transactions — shares:
Investor Class
Shares sold	4,870,007	2,896,074	11,604,335	12,661,811
Shares issued to holders in reinvestment of dividends	—	146,814	1,842,656	454,600
Shares redeemed	(4,720,438)	(3,629,021)	(13,392,218)	(10,197,681)

Net increase (decrease) in shares outstanding	149,569	(586,133)	54,773	2,918,730

Institutional Class
Shares sold	11,022,746	6,582,658	14,815,897	11,006,780
Shares issued to holders in reinvestment of dividends	—	125,409	1,936,534	496,229
Shares redeemed	(5,018,951)	(5,586,198)	(10,360,460)	(18,528,379)

Net increase (decrease) in shares outstanding	6,003,795	1,121,869	6,391,971	(7,025,370)

See Notes to Financial Statements.

SEPTEMBER 30, 2024

Emerging Markets Select Fund		Emerging Markets Small Cap Fund		Frontier Emerging Small Countries Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$(1,507,267)	$(407,315)	$(2,346,257)	$(2,161,746)	$(316,965)	$(317,752)
(65,344,356)	(12,920,311)	11,714,251	(4,446,610)	4,219,904	(2,404,339)
—	—	—	—	—	—
158,811,855	47,728,781	57,045,130	51,072,192	6,065,493	8,205,014

91,960,232	34,401,155	66,413,124	44,463,836	9,968,432	5,482,923

—	—	—	(4,637,409)	—	—
—	—	—	(6,561,216)	—	—

17,605,556	27,199,931	15,807,054	12,204,101	2,106,230	2,419,428
—	—	—	4,508,533	—	—
(26,625,603)	(25,526,941)	(36,736,394)	(50,862,341)	(9,479,446)	(6,268,489)
2,480	14,784	665	1,919	1,975	763

(9,017,567)	1,687,774	(20,928,675)	(34,147,788)	(7,371,241)	(3,848,298)

129,828,878	177,284,054	29,843,844	44,585,663	2,822,794	524,186
—	—	—	6,409,243	—	—
(214,010,886)	(104,582,899)	(56,472,410)	(92,152,531)	(828,988)	(7,698,689)
4,865	9,515	740	189	237	—

(84,177,143)	72,710,670	(26,627,826)	(41,157,436)	1,994,043	(7,174,503)

(1,234,478)	108,799,599	18,856,623	(42,040,013)	4,591,234	(5,539,878)

452,283,442	343,483,843	335,856,990	377,897,003	35,007,639	40,547,517

$451,048,964	$452,283,442	$354,713,613	$335,856,990	$39,598,873	$35,007,639

1,094,036	1,822,227	5,220,365	4,593,516	639,993	887,606
—	—	—	1,747,493	—	—
(1,660,578)	(1,725,509)	(12,633,615)	(19,331,821)	(2,955,723)	(2,363,897)

(566,542)	96,718	(7,413,250)	(12,990,812)	(2,315,730)	(1,476,291)

7,923,787	11,715,079	10,080,000	16,640,314	859,971	182,614
—	—	—	2,455,649	—	—
(13,159,886)	(7,015,055)	(18,940,524)	(34,198,393)	(257,924)	(3,003,418)

(5,236,099)	4,700,024	(8,860,524)	(15,102,430)	602,047	(2,820,804)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund		Global Select Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

Operations:
Net investment income (loss)	$(1,769,343)	$(1,599,068)	$(78,180)	$(43,283)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	14,532,658	(860,699)	(383,719)	(239,898)
Net realized loss on short positions	—	—	—	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	35,128,717	22,727,128	3,481,142	2,502,340

Net increase (decrease) in net assets resulting from operations	47,892,032	20,267,361	3,019,243	2,219,159

Distributions to shareholders from distributable earnings
Investor Class	—	(2,469,318)	—	—
Institutional Class	—	(1,256,428)	—	—

Capital share transactions:
Investor Class
Shares sold	8,915,951	15,177,039	281,767	742,409
Shares issued to holders in reinvestment of dividends	—	2,451,806	—	—
Shares redeemed	(28,445,065)	(17,931,633)	(1,669,206)	(657,559)
Redemption fees	1,144	16,218	151	44

Net increase (decrease)	(19,527,970)	(286,570)	(1,387,288)	84,894

Institutional Class
Shares sold	22,536,310	16,220,644	267,572	1,442,045
Shares issued to holders in reinvestment of dividends	—	1,232,291	—	—
Shares redeemed	(29,282,727)	(9,258,774)	(1,266,441)	(1,941,141)
Redemption fees	70	7,159	—	—

Net increase (decrease)	(6,746,347)	8,201,320	(998,869)	(499,096)

Total increase (decrease) in net assets	21,617,715	24,456,365	633,086	1,804,957

Net assets:
Beginning of period	186,769,931	162,313,566	14,512,336	12,707,379

End of period	$208,387,646	$186,769,931	$15,145,422	$14,512,336

Capital share transactions — shares:
Investor Class
Shares sold	2,144,745	3,976,976	25,340	71,179
Shares issued to holders in reinvestment of dividends	—	681,057	—	—
Shares redeemed	(7,006,417)	(4,819,099)	(149,246)	(66,153)

Net increase (decrease) in shares outstanding	(4,861,672)	(161,066)	(123,906)	5,026

Institutional Class
Shares sold	5,324,025	4,268,507	23,099	135,077
Shares issued to holders in reinvestment of dividends	—	338,542	—	—
Shares redeemed	(6,720,824)	(2,481,754)	(109,558)	(187,359)

Net increase (decrease) in shares outstanding	(1,396,799)	2,125,295	(86,459)	(52,282)

See Notes to Financial Statements.

SEPTEMBER 30, 2024

Global Value Fund		Greater China Fund		International Growth Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$4,111,150	$4,098,242	$27,764	$(11,855)	$(223,350)	$663,600
7,708,349	1,253,797	(746,804)	(866,240)	42,243,186	8,973,171
—	—	—	—	—	—
16,005,212	13,375,794	924,431	22,225	29,348,847	45,406,451

27,824,711	18,727,833	205,391	(855,870)	71,368,683	55,043,222

(3,461,516)	(10,067,943)	(4,125)	(141,340)	—	—
(933,930)	(1,984,214)	(6,031)	(182,828)	—	—

3,536,036	14,508,523	746,601	2,706,778	11,667,220	21,529,056
3,341,952	9,793,517	4,122	136,465	—	—
(23,626,912)	(21,196,441)	(550,295)	(2,569,096)	(74,156,160)	(94,366,997)
1,637	1,465	1,086	735	478	4,094

(16,747,287)	3,107,064	201,514	274,882	(62,488,462)	(72,833,847)

8,093,577	27,828,434	516,074	221,271	14,716,613	50,417,754
932,998	1,981,574	6,031	182,828	—	—
(27,916,990)	(13,918,802)	(404,382)	(244,872)	(180,179,807)	(177,515,926)
—	—	—	—	—	288

(18,890,415)	15,891,206	117,723	159,227	(165,463,194)	(127,097,884)

(12,208,437)	25,673,946	514,472	(745,929)	(156,582,973)	(144,888,509)

144,239,741	118,565,795	4,069,931	4,815,860	454,654,719	599,543,228

$132,031,304	$144,239,741	$4,584,403	$4,069,931	$298,071,746	$454,654,719

387,626	1,623,915	166,747	385,915	499,146	941,753
358,956	1,121,963	894	21,457	—	—
(2,609,353)	(2,402,888)	(122,009)	(401,094)	(3,186,863)	(4,199,293)

(1,862,771)	342,990	45,632	6,278	(2,687,717)	(3,257,540)

911,475	3,119,622	113,863	36,679	629,153	2,174,266
101,262	227,804	1,311	28,929	—	—
(3,069,196)	(1,576,669)	(94,246)	(39,340)	(7,662,183)	(7,760,428)

(2,056,459)	1,770,757	20,928	26,268	(7,033,030)	(5,586,162)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	International Opportunities Fund		International Select Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

Operations:
Net investment income (loss)	$(1,646,378)	$(1,850,491)	$(10,557)	$(13,326)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	23,142,386	(2,911,427)	(9,895)	(372,603)
Net realized loss on short positions	—	—	—	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	25,899,567	43,633,629	831,165	1,212,499

Net increase (decrease) in net assets resulting from operations	47,395,575	38,871,711	810,713	826,570

Distributions to shareholders from distributable earnings
Investor Class	—	—	—	—
Institutional Class	—	—	—	—

Capital share transactions:
Investor Class
Shares sold	1,006,399	3,030,199	444,971	567,929
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(14,200,148)	(18,226,908)	(802,412)	(1,002,772)
Redemption fees	28	278	46	66

Net increase (decrease)	(13,193,721)	(15,196,431)	(357,395)	(434,777)

Institutional Class
Shares sold	25,855,981	101,667,560	50,099	234,204
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(194,952,279)	(262,755,106)	(542,426)	(1,920,874)
Redemption fees	582	1,755	—	—

Net increase (decrease)	(169,095,716)	(161,085,791)	(492,327)	(1,686,670)

Total increase (decrease) in net assets	(134,893,862)	(137,410,511)	(39,009)	(1,294,877)

Net assets:
Beginning of period	281,268,265	418,678,776	4,006,344	5,301,221

End of period	$146,374,403	$281,268,265	$3,967,335	$4,006,344

Capital share transactions — shares:
Investor Class
Shares sold	338,277	1,082,959	39,097	53,173
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(4,744,307)	(6,444,150)	(71,617)	(93,757)

Net increase (decrease) in shares outstanding	(4,406,030)	(5,361,191)	(32,520)	(40,584)

Institutional Class
Shares sold	8,556,176	35,611,451	4,887	21,420
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(62,020,991)	(92,719,054)	(46,543)	(184,467)

Net increase (decrease) in shares outstanding	(53,464,815)	(57,107,603)	(41,656)	(163,047)

See Notes to Financial Statements.

SEPTEMBER 30, 2024

Long/Short Alpha Fund		Micro Cap Fund		Micro Cap Value Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$(172,348)	$(295,964)	$(8,600,636)	$(9,114,351)	$(1,352,452)	$(2,402,010)
674,487	(515,353)	50,648,343	(56,168,678)	24,835,343	(28,265,474)
(986,116)	423,719	—	—	—	—
15,187,667	6,713,109	133,224,676	102,856,642	61,540,978	49,970,315

14,703,690	6,325,511	175,272,383	37,573,613	85,023,869	19,302,831

—	(8,767)	—	—	—	—
—	(15,251)	—	—	—	—

17,321,162	13,168,964	42,879,566	33,463,338	29,192,386	22,857,756
—	8,767	—	—	—	—
(4,918,404)	(1,261,633)	(114,456,828)	(116,465,408)	(69,346,071)	(54,114,071)
12,196	1,573	20,313	14,068	11,331	10,095

12,414,954	11,917,671	(71,556,949)	(82,988,002)	(40,142,354)	(31,246,220)

22,361,984	2,056,609	23,716,143	27,199,923	17,342,523	7,176,101
—	15,251	—	—	—	—
(5,085,032)	(7,783,134)	(29,491,200)	(32,492,270)	(10,947,881)	(10,481,824)
247	112	22	10,699	3	28

17,277,199	(5,711,162)	(5,775,035)	(5,281,648)	6,394,645	(3,305,695)

44,395,843	12,508,002	97,940,399	(50,696,037)	51,276,160	(15,249,084)

34,474,271	21,966,269	583,954,984	634,651,021	276,993,364	292,242,448

$78,870,114	$34,474,271	$681,895,383	$583,954,984	$328,269,524	$276,993,364

1,264,303	1,197,021	6,014,495	5,437,121	8,514,560	7,480,974
—	853	—	—	—	—
(356,616)	(117,061)	(16,490,471)	(19,188,011)	(20,314,338)	(17,802,001)

907,687	1,080,813	(10,475,976)	(13,750,890)	(11,799,778)	(10,321,027)

1,584,313	195,782	3,332,582	4,428,333	4,748,377	2,319,222
—	1,479	—	—	—	—
(359,196)	(721,914)	(4,443,462)	(5,498,652)	(3,198,450)	(3,424,390)

1,225,117	(524,653)	(1,110,880)	(1,070,319)	1,549,927	(1,105,168)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small Cap Value Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

Operations:
Net investment income (loss)	$(19,452,186)	$(18,867,658)	$1,048,572	$(1,297,202)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	(11,567,701)	(245,908,515)	224,280,302	41,102,032
Net realized loss on short positions	—	—	—	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	470,554,828	474,280,895	177,777,367	240,858,243

Net increase (decrease) in net assets resulting from operations	439,534,941	209,504,722	403,106,241	280,663,073

Distributions to shareholders from distributable earnings
Investor Class	—	—	(21,366,448)	(14,251,795)
Institutional Class	—	—	(29,326,831)	(16,822,096)

Capital share transactions:
Investor Class
Shares sold	55,961,450	79,618,700	125,806,693	116,447,228
Shares issued to holders in reinvestment of dividends	—	—	20,731,145	13,955,521
Shares redeemed	(195,396,129)	(178,994,414)	(213,541,277)	(282,576,107)
Redemption fees	14,578	18,999	32,797	13,475

Net increase (decrease)	(139,420,101)	(99,356,715)	(66,970,642)	(152,159,883)

Institutional Class
Shares sold	213,947,021	286,077,811	280,181,042	190,194,138
Shares issued to holders in reinvestment of dividends	—	—	28,015,241	16,171,156
Shares redeemed	(462,607,801)	(284,170,719)	(163,876,254)	(304,139,627)
Redemption fees	21,938	26,249	6,126	2,402

Net increase (decrease)	(248,638,842)	1,933,341	144,326,155	(97,771,931)

Total increase (decrease) in net assets	51,475,998	112,081,348	429,768,475	(342,632)

Net assets:
Beginning of period	2,099,015,472	1,986,934,124	1,233,025,352	1,233,367,984

End of period	$2,150,491,470	$2,099,015,472	$1,662,793,827	$1,233,025,352

Capital share transactions — shares:
Investor Class
Shares sold	1,585,340	2,525,103	12,028,537	13,547,910
Shares issued to holders in reinvestment of dividends	—	—	2,056,661	1,703,971
Shares redeemed	(5,555,837)	(5,649,071)	(21,091,956)	(32,584,605)

Net increase (decrease) in shares outstanding	(3,970,497)	(3,123,968)	(7,006,758)	(17,332,724)

Institutional Class
Shares sold	6,014,600	8,823,826	26,628,392	21,364,303
Shares issued to holders in reinvestment of dividends	—	—	2,746,592	1,955,400
Shares redeemed	(12,674,580)	(8,796,106)	(15,805,756)	(35,737,259)

Net increase (decrease) in shares outstanding	(6,659,980)	27,720	13,569,228	(12,417,556)

See Notes to Financial Statements.

SEPTEMBER 30, 2024

Ultra Growth Fund		U.S. Select Fund		U.S. Treasury Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$(9,373,265)	$(12,426,841)	$(126,697)	$(38,164)	$6,352,648	$7,554,438
49,917,522	(94,388,374)	930,009	(209,723)	(84,009,114)	(10,525,742)
—	—	—	—	—	—
223,152,783	129,515,436	3,601,209	1,484,893	104,219,264	(31,741,954)

263,697,040	22,700,221	4,404,521	1,237,006	26,562,798	(34,713,258)

—	—	—	—	(6,385,147)	(7,520,379)
—	(556,115)	—	—	—	—

68,817,925	140,857,739	7,197,299	3,363,172	35,134,728	104,573,763
—	—	—	—	5,983,323	7,116,523
(409,931,728)	(343,414,222)	(3,374,002)	(1,123,085)	(113,364,949)	(119,870,843)
22,710	70,675	1,586	214	17,553	77,856

(341,091,093)	(202,485,808)	3,824,883	2,240,301	(72,229,345)	(8,102,701)

88,891,343	119,499,535	10,450,783	5,630,616	—	—
—	542,074	—	—	—	—
(224,001,931)	(134,959,357)	(4,558,508)	(1,984,494)	—	—
929	3,547	10	583	—	—

(135,109,659)	(14,914,201)	5,892,285	3,646,705	—	—

(212,503,712)	(195,255,903)	14,121,689	7,124,012	(52,051,694)	(50,336,338)

1,178,617,228	1,373,873,131	12,469,160	5,345,148	237,186,491	287,522,829

$966,113,516	$1,178,617,228	$26,590,849	$12,469,160	$185,134,797	$237,186,491

2,294,140	4,960,624	517,916	281,732	3,129,556	8,465,746
—	—	—	—	519,477	581,305
(13,594,935)	(12,258,146)	(236,696)	(104,083)	(10,254,526)	(9,678,169)

(11,300,795)	(7,297,522)	281,220	177,649	(6,605,493)	(631,118)

2,895,023	4,213,786	735,817	476,235	—	—
—	19,784	—	—	—	—
(7,626,513)	(4,783,978)	(315,996)	(171,254)	—	—

(4,731,490)	(550,408)	419,821	304,981	—	—

Wasatch Funds

Statement of Cash Flows

Long/Short Alpha Fund Year Ended September 30, 2024

Cash flows from operating activities:
Net increase in net assets resulting from operations	$14,703,690
Adjustments to reconcile net increase in net assets resulting from operations
Long-term investments purchased	(56,386,151)
Long-term investments sold	26,253,918
Purchases to cover securities sold short	(13,235,266)
Securities sold short	26,926,138
Decrease in dividends and interest receivable	(8,810)
Decrease in prepaid expenses and other assets	(2,509)
Decrease in investment securities purchased payable	(271,682)
Decrease in dividend payable on securities sold short	(6,410)
Increase in accrued fund administration fees	1,150
Increase in payable to Advisor	63,070
Increase in accrued expenses and other liabilities	22,927
Net realized gain from unaffiliated investments	(674,487)
Net realized loss from securities sold short	986,116
Net change in unrealized appreciation on unaffiliated investments	(17,340,746)
Net change in unrealized depreciation on securities sold short	2,153,079

Net cash from operating activities	(16,815,973)

Cash flows from financing activities:
Proceeds from shares sold	39,677,610
Payment on shares redeemed	(9,991,717)
Redemption fees	12,443

Net cash from financing activities	29,698,336

Net increase in cash	12,882,363
Cash at beginning of year	7,854,132

Cash at end of year	$20,736,495

Supplemental Disclosure of Cash Flow Information:
Dividend on securities sold short during the year	$144,092
Interest expense paid during the year	192,981

See Notes to Financial Statements.

(This page intentionally left blank.)

Wasatch Funds

Financial Highlights

		Income (Loss) from Investment Operations				Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Core Growth Fund — Investor Class
Year ended 9/30/24	$73.66	(0.47)	23.75	23.28	—	[4]	—	—	—
Year ended 9/30/23	$61.04	(0.39)	13.47	13.08	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$104.75	(0.48)	(27.40)	(27.88)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$77.61	(0.63)	34.37	33.74	—	[4]	—	(6.60)	(6.60)
Year ended 9/30/20	$73.17	(0.32)	12.47	12.15	—	[4]	—	(7.71)	(7.71)
Core Growth Fund — Institutional Class
Year ended 9/30/24	$75.06	(0.37)	24.21	23.84	—	[4]	—	—	—
Year ended 9/30/23	$62.13	(0.28)	13.67	13.39	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$106.20	(0.41)	(27.83)	(28.24)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$78.53	(0.50)	34.77	34.27	—	[4]	—	(6.60)	(6.60)
Year ended 9/30/20	$73.86	(0.29)	12.67	12.38	—	[4]	—	(7.71)	(7.71)
Emerging India Fund — Investor Class
Year ended 9/30/24	$5.90	(0.06)	1.79	1.73	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.67	(0.04)	0.33	0.29	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$6.95	(0.06)	(0.92)	(0.98)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.22	(0.05)	2.78	2.73	—	[4]	—	—	—
Year ended 9/30/20	$4.25	(0.06)	0.04	(0.02)	—	[4]	—	(0.01)	(0.01)
Emerging India Fund — Institutional Class
Year ended 9/30/24	$5.98	(0.04)	1.81	1.77	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.74	(0.05)	0.35	0.30	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$7.03	(0.06)	(0.93)	(0.99)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.26	(0.05)	2.82	2.77	—	[4]	—	—	—
Year ended 9/30/20	$4.28	(0.02)	0.01	(0.01)	—	[4]	—	(0.01)	(0.01)
Emerging Markets Select Fund — Investor Class
Year ended 9/30/24	$14.73	(0.14)	3.58	3.44	—	[4]	—	—	—
Year ended 9/30/23	$13.34	(0.04)	1.43	1.39	—	[4]	—	—	—
Year ended 9/30/22	$22.49	(0.17)	(8.93)	(9.10)	0.04		—	(0.09)	(0.09)
Year ended 9/30/21	$14.40	0.11	7.97	8.08	0.01		—	—	—
Year ended 9/30/20	$11.32	(0.04)	3.12	3.08	—	[4]	—	—	—
Emerging Markets Select Fund — Institutional Class
Year ended 9/30/24	$15.11	(0.06)	3.64	3.58	—	[4]	—	—	—
Year ended 9/30/23	$13.66	—	1.45	1.45	—	[4]	—	—	—
Year ended 9/30/22	$23.01	(0.04)	(9.22)	(9.26)	—	[4]	—	(0.09)	(0.09)
Year ended 9/30/21	$14.71	(0.03)	8.33	8.30	—	[4]	—	—	—
Year ended 9/30/20	$11.53	(0.05)	3.23	3.18	—	[4]	—	—	—
Emerging Markets Small Cap Fund — Investor Class
Year ended 9/30/24	$2.69	(0.04)	0.62	0.58	—	[4]	—	—	—
Year ended 9/30/23	$2.47	(0.05)	0.35	0.30	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.23	(0.05)	(1.46)	(1.51)	—	[4]	(0.01)	(0.24)	(0.25)
Year ended 9/30/21	$3.02	(0.03)	1.49	1.46	—	[4]	—	(0.25)	(0.25)
Year ended 9/30/20	$2.64	(0.04)	0.58	0.54	—	[4]	—	(0.16)	(0.16)
Emerging Markets Small Cap Fund — Institutional Class
Year ended 9/30/24	$2.73	(0.02)	0.61	0.59	—	[4]	—	—	—
Year ended 9/30/23	$2.50	(0.02)	0.33	0.31	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.27	(0.02)	(1.49)	(1.51)	—	[4]	(0.01)	(0.25)	(0.26)
Year ended 9/30/21	$3.04	(0.03)	1.51	1.48	—	[4]	—	(0.25)	(0.25)
Year ended 9/30/20	$2.65	(0.02)	0.57	0.55	—	[4]	—	(0.16)	(0.16)
Frontier Emerging Small Countries Fund — Investor Class
Year ended 9/30/24	$2.86	(0.04)	0.93	0.89	—	[4]	—	—	—
Year ended 9/30/23	$2.45	(0.05)	0.46	0.41	—	[4]	—	—	—
Year ended 9/30/22	$4.40	(0.03)	(1.89)	(1.92)	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/21	$3.02	(0.07)	1.45	1.38	—	[4]	—	—	—
Year ended 9/30/20	$2.74	(0.07)	0.35	0.28	—	[4]	—	—	—

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$96.94	31.60	1.17	[5]	1.17	[5]	(0.56)	(0.56)	$2,112,156	36%
$73.66	21.51	1.17	5 8	1.17	5 8	(0.53)	(0.53)	$1,593,801	33%
$61.04	(31.47)	1.19	5 8	1.19	5 8	(0.59)	(0.59)	$1,356,653	29%
$104.75	44.82	1.17	[5]	1.17	[5]	(0.65)	(0.65)	$2,174,178	35%
$77.61	17.41	1.19	[5]	1.19	[5]	(0.48)	(0.48)	$1,595,920	38%

$98.90	31.75	1.05	[5]	1.06	[5]	(0.45)	(0.46)	$2,735,072	36%
$75.06	21.64	1.06	5 8	1.06	5 8	(0.42)	(0.42)	$1,625,150	33%
$62.13	(31.37)	1.05	5 8	1.06	5 8	(0.46)	(0.46)	$1,275,470	29%
$106.20	44.98	1.05	[5]	1.05	[5]	(0.54)	(0.55)	$1,865,201	35%
$78.53	17.58	1.05	[5]	1.08	[5]	(0.45)	(0.48)	$1,134,229	38%

$7.37	30.32	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$318,082	29%
$5.90	5.23	1.50	5 8	1.50	5 8	(0.92)	(0.92)	$254,155	26%
$5.67	(14.79)	1.51	5 8	1.51	5 8	(1.13)	(1.13)	$227,767	25%
$6.95	64.69	1.52	[5]	1.52	[5]	(1.15)	(1.15)	$258,617	21%
$4.22	(0.38)	1.64	[6]	1.64	[6]	(0.89)	(0.89)	$136,415	44%

$7.49	30.59	1.37	5 8	1.37	5 8	(0.86)	(0.86)	$404,633	29%
$5.98	5.34	1.36	5 8	1.36	5 8	(0.79)	(0.79)	$284,887	26%
$5.74	(14.77)	1.38	5 8	1.38	5 8	(1.01)	(1.01)	$313,825	25%
$7.03	65.02	1.37	[5]	1.37	[5]	(0.97)	(0.97)	$358,401	21%
$4.26	(0.15)	1.45	[6]	1.45	[6]	(0.69)	(0.69)	$145,981	44%

$18.17	23.35	1.37	6 7	1.37	6 7	(0.56)	(0.56)	$63,062	34%
$14.73	10.42	1.36	5 8	1.36	5 8	(0.31)	(0.31)	$59,458	14%
$13.34	(40.42)	1.32	5 8	1.32	5 8	(0.73)	(0.73)	$52,571	31%
$22.49	56.18	1.37	[5]	1.37	[5]	(0.55)	(0.55)	$93,932	20%
$14.40	27.21	1.51	[6]	1.80	[6]	(0.69)	(0.99)	$14,984	35%

$18.69	23.69	1.12	6 7	1.12	6 7	(0.30)	(0.30)	$387,987	34%
$15.11	10.61	1.13	5 8	1.13	5 8	(0.06)	(0.06)	$392,825	14%
$13.66	(40.40)	1.14	5 8	1.14	5 8	(0.40)	(0.40)	$290,912	31%
$23.01	56.42	1.18	[5]	1.18	[5]	(0.44)	(0.44)	$170,294	20%
$14.71	27.58	1.21	[6]	1.41	[6]	(0.40)	(0.59)	$43,682	35%

$3.27	21.56	1.96	6 7	2.00	6 7	(0.79)	(0.83)	$135,893	27%
$2.69	12.39	1.96	6 7	1.96	6 7	(0.72)	(0.72)	$131,823	21%
$2.47	(37.93)	1.91	6 7	1.91	6 7	(0.74)	(0.74)	$153,161	36%
$4.23	50.23	1.88	[5]	1.88	[5]	(1.07)	(1.07)	$322,350	22%
$3.02	21.12	1.95	[6]	1.95	[6]	(1.02)	(1.02)	$197,524	20%

$3.32	21.61	1.81	6 7	1.81	6 7	(0.63)	(0.63)	$218,820	27%
$2.73	12.66	1.78	6 7	1.78	6 7	(0.51)	(0.51)	$204,034	21%
$2.50	(37.75)	1.78	6 7	1.78	6 7	(0.58)	(0.58)	$224,736	36%
$4.27	50.53	1.76	[5]	1.76	[5]	(0.94)	(0.94)	$321,008	22%
$3.04	21.41	1.81	[6]	1.81	[6]	(0.88)	(0.88)	$176,548	20%

$3.75	31.12	2.16	6 7	2.34	6 7	(0.90)	(1.09)	$31,994	28%
$2.86	16.73	2.16	6 7	2.31	6 7	(0.91)	(1.05)	$30,980	29%
$2.45	(43.89)	2.15	5 8	2.29	5 8	(1.13)	(1.26)	$30,132	44%
$4.40	45.70	2.12	[5]	2.12	[5]	(1.33)	(1.33)	$52,307	39%
$3.02	10.22	2.15	[5]	2.38	[5]	(1.12)	(1.34)	$39,899	33%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations				Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Frontier Emerging Small Countries Fund — Institutional Class
Year ended 9/30/24	$2.91	(0.01)	0.93	0.92	—	[4]	—	—	—
Year ended 9/30/23	$2.48	(0.19)	0.62	0.43	—		—	—	—
Year ended 9/30/22	$4.46	(0.03)	(1.91)	(1.94)	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/21	$3.05	(0.04)	1.45	1.41	—	[4]	—	—	—
Year ended 9/30/20	$2.76	(0.08)	0.37	0.29	—	[4]	—	—	—
Global Opportunities Fund — Investor Class
Year ended 9/30/24	$3.74	(0.05)	1.08	1.03	—	[4]	—	—	—
Year ended 9/30/23	$3.39	(0.04)	0.47	0.43	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.83	(0.04)	(1.96)	(2.00)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.92	(0.04)	2.05	2.01	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.46	(0.05)	0.81	0.76	—	[4]	—	(0.30)	(0.30)
Global Opportunities Fund — Institutional Class
Year ended 9/30/24	$3.78	(0.04)	1.09	1.05	—	[4]	—	—	—
Year ended 9/30/23	$3.42	(0.02)	0.46	0.44	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.88	(0.03)	(1.99)	(2.02)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.94	(0.05)	2.09	2.04	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.48	(0.03)	0.79	0.76	—	[4]	—	(0.30)	(0.30)
Global Select Fund — Investor Class
Year ended 9/30/24	$10.26	(0.16)	2.46	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.71	(0.06)	1.61	1.55	—	[4]	—	—	—
Year ended 9/30/22	$15.83	(0.10)	(5.24)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.60	(0.12)	3.36	3.24	0.01		—	(0.02)	(0.02)
Year ended 9/30/20[10]	$10.00	(0.06)	2.65	2.59	0.01		—	—	—
Global Select Fund — Institutional Class
Year ended 9/30/24	$10.43	(0.05)	2.43	2.38	—		—	—	—
Year ended 9/30/23	$8.82	(0.02)	1.63	1.61	—		—	—	—
Year ended 9/30/22	$15.94	(0.05)	(5.29)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.64	(0.07)	3.39	3.32	—	[4]	—	(0.02)	(0.02)
Year ended 9/30/20[10]	$10.00	(0.04)	2.68	2.64	—	[4]	—	—	—
Global Value Fund — Investor Class
Year ended 9/30/24	$8.52	0.27	1.65	1.92	—	[4]	(0.29)	—	(0.29)
Year ended 9/30/23	$8.00	0.25	1.05	1.30	—	[4]	(0.24)	(0.54)	(0.78)
Year ended 9/30/22	$9.24	0.23	(0.96)	(0.73)	—	[4]	(0.23)	(0.28)	(0.51)
Year ended 9/30/21	$6.56	0.18	2.65	2.83	—	[4]	(0.15)	—	(0.15)
Year ended 9/30/20	$7.74	0.16	(1.09)[11]	(0.93)	—	[4]	(0.21)	(0.04)	(0.25)
Global Value Fund — Institutional Class
Year ended 9/30/24	$8.50	0.25	1.68	1.93	—		(0.30)	—	(0.30)
Year ended 9/30/23	$7.99	0.25	1.05	1.30	—		(0.25)	(0.54)	(0.79)
Year ended 9/30/22	$9.23	0.25	(0.97)	(0.72)	—	[4]	(0.24)	(0.28)	(0.52)
Year ended 9/30/21	$6.56	0.19	2.63	2.82	0.01		(0.16)	—	(0.16)
Year ended 9/30/20	$7.73	0.16	(1.07)[11]	(0.91)	—	[4]	(0.22)	(0.04)	(0.26)
Greater China Fund — Investor Class
Year ended 9/30/24	$4.86	0.03	0.19	0.22	—	[4]	(0.01)	—	(0.01)
Year ended 9/30/23	$5.98	(0.04)	(0.69)	(0.73)	—	[4]	(0.39)	—	(0.39)
Year ended 9/30/22	$9.83	(0.05)	(3.83)[9]	(3.88)	0.03		—	—	—
Period ended 9/30/21[13]	$10.00	(0.05)	(0.17)	(0.22)	0.05		—	—	—
Greater China Fund — Institutional Class
Year ended 9/30/24	$4.84	0.04	0.19	0.23	—		(0.01)	—	(0.01)
Year ended 9/30/23	$5.96	— [4]	(0.71)	(0.71)	—		(0.41)	—	(0.41)
Year ended 9/30/22	$9.82	(0.07)	(3.79)[9]	(3.86)	—	[4]	—	—	—
Period ended 9/30/21[13]	$10.00	(0.03)	(0.15)	(0.18)	—	[4]	—	—	—

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$3.83	31.62	1.96	6 7	2.52	6 7	(0.67)	(1.23)	$7,605	28%
$2.91	17.34	1.96	6 7	2.61	6 7	(0.83)	(1.47)	$4,027	29%
$2.48	(43.89)	1.95	5 8	2.08	5 8	(0.88)	(1.00)	$10,416	44%
$4.46	46.23	1.95	[5]	2.08	[5]	(1.13)	(1.26)	$17,490	39%
$3.05	10.51	1.96	[5]	2.18	[5]	(0.98)	(1.20)	$10,560	33%

$4.77	27.54	1.50	5 8	1.50	5 8	(0.96)	(0.96)	$126,784	32%
$3.74	12.76	1.50	6 7	1.50	6 7	(0.93)	(0.93)	$117,596	30%
$3.39	(36.97)	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$107,048	33%
$5.83	51.70	1.46	[5]	1.46	[5]	(1.08)	(1.08)	$181,563	22%
$3.92	23.20	1.53	[5]	1.53	[5]	(1.03)	(1.03)	$100,698	20%

$4.83	27.78	1.35	5 8	1.40	5 8	(0.82)	(0.86)	$81,604	32%
$3.78	12.94	1.36	6 7	1.40	6 7	(0.79)	(0.83)	$69,174	30%
$3.42	(36.94)	1.35	5 8	1.38	5 8	(0.85)	(0.87)	$55,266	33%
$5.88	52.21	1.35	[5]	1.40	[5]	(0.96)	(1.01)	$74,144	22%
$3.94	23.09	1.35	[5]	1.48	[5]	(0.83)	(0.96)	$38,795	20%

$12.56	22.42	1.36	6 7	2.57	6 7	(0.81)	(2.02)	$4,098	21%
$10.26	17.80	1.36	5 8	2.57	5 8	(0.58)	(1.79)	$4,620	24%
$8.71	(37.76)	1.35	5 8	2.35	5 8	(0.77)	(1.77)	$3,879	30%
$15.83	25.84	1.35	[5]	2.17	[5]	(0.86)	(1.68)	$7,054	58%
$12.60	26.00	1.36	[6]	4.70	[6]	(0.81)	(4.16)	$4,306	35%

$12.81	22.82	0.96	6 7	1.67	6 7	(0.40)	(1.11)	$11,047	21%
$10.43	18.25	0.96	5 8	1.74	5 8	(0.18)	(0.96)	$9,892	24%
$8.82	(37.47)	0.95	5 8	1.53	5 8	(0.35)	(0.93)	$8,828	30%
$15.94	26.31	0.95	[5]	1.56	[5]	(0.46)	(1.07)	$12,385	58%
$12.64	26.40	0.96	[6]	2.79	[6]	(0.42)	(2.25)	$9,065	35%

$10.15	22.88	1.11	6 7	1.18	6 7	2.89	2.81	$115,169	25%
$8.52	16.16	1.11	5 8	1.18	5 8	2.80	2.73	$112,591	43%
$8.00	(8.55)	1.10	5 8	1.20	5 8	2.46	2.36	$102,983	47%
$9.24	43.20	1.10	[5]	1.18	[5]	1.97	1.89	$119,966	41%
$6.56	(12.18)[12]	1.10	[5]	1.30	[5]	2.04	1.84	$96,323	76%

$10.13	23.12	0.95	6 7	1.14	6 7	3.11	2.93	$16,862	25%
$8.50	16.23	0.96	5 8	1.12	5 8	3.00	2.84	$31,649	43%
$7.99	(8.42)	0.95	5 8	1.14	5 8	2.89	2.71	$15,583	47%
$9.23	43.26	0.99	[5]	1.43	[5]	2.04	1.60	$7,163	41%
$6.56	(11.93)[12]	0.95	[5]	1.38	[5]	2.21	1.78	$6,449	76%

$5.07	4.59	1.50	5 8	5.87	5 8	0.55	(3.82)	$2,060	24%
$4.86	(13.75)	1.53	6 7	4.77	6 7	(0.41)	(3.65)	$1,755	57%
$5.98	(39.17)[16]	1.62	6 7 18	3.56	6 7 18	(0.56)	(2.50)	$2,122	109%
$9.83	(1.70)	1.51	[6]	3.76	[6]	(0.60)	(2.85)	$3,795	43%

$5.06	4.81	1.25	5 8	3.92	5 8	0.79	(1.87)	$2,524	24%
$4.84	(13.56)	1.27	6 7	3.39	6 7	(0.06)	(2.18)	$2,315	57%
$5.96	(39.31)[16]	1.36	6 7 18	2.61	6 7 18	(0.47)	(1.72)	$2,694	109%
$9.82	(1.80)	1.26	[6]	3.09	[6]	(0.34)	(2.17)	$6,779	43%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations				Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
International Growth Fund — Investor Class
Year ended 9/30/24	$21.60	(0.09)	4.94	4.85	—	[4]	—	—	—
Year ended 9/30/23	$20.03	(0.03)	1.60	1.57	—	[4]	—	—	—
Year ended 9/30/22	$38.79	(0.07)	(15.16)	(15.23)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.07	(0.17)	8.68	8.51	—	[4]	—	(3.79)	(3.79)
Year ended 9/30/20	$28.23	(0.20)	6.82	6.62	—	[4]	—	(0.78)	(0.78)
International Growth Fund — Institutional Class
Year ended 9/30/24	$21.80	0.43	4.51	4.94	—		—	—	—
Year ended 9/30/23	$20.20	0.08	1.52	1.60	—	[4]	—	—	—
Year ended 9/30/22	$39.04	(0.02)	(15.29)	(15.31)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.24	(0.13)	8.72	8.59	—	[4]	—	(3.79)	(3.79)
Year ended 9/30/20	$28.33	(0.12)	6.81	6.69	—	[4]	—	(0.78)	(0.78)
International Opportunities Fund — Investor Class
Year ended 9/30/24	$2.72	(0.08)	0.63	0.55	—	[4]	—	—	—
Year ended 9/30/23	$2.51	(0.06)	0.27	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.26	(0.05)	(2.06)	(2.11)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.64	(0.07)	0.79	0.72	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.54	(0.09)	1.28	1.19	—		—	(0.09)	(0.09)
International Opportunities Fund — Institutional Class
Year ended 9/30/24	$2.76	—	0.56	0.56	—	[4]	—	—	—
Year ended 9/30/23	$2.55	(0.02)	0.23	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.33	(0.03)	(2.11)	(2.14)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.71	(0.05)	0.77	0.72	—	[4]	—	(0.10)	(0.10)
Year ended 9/30/20	$3.58	(0.04)	1.26	1.22	—		—	(0.09)	(0.09)
International Select Fund — Investor Class
Year ended 9/30/24	$10.25	(0.06)	2.36	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.90	(0.07)	1.42	1.35	—	[4]	—	—	—
Year ended 9/30/22	$14.96	(0.10)	(5.97)	(6.07)	0.01		—	—	—
Year ended 9/30/21	$12.61	(0.07)	2.41	2.34	0.01		—	—	—
Year ended 9/30/20[10]	$10.00	(0.04)	2.64	2.60	0.01		—	—	—
International Select Fund — Institutional Class
Year ended 9/30/24	$10.43	0.05	2.33	2.38	—		—	—	—
Year ended 9/30/23	$9.01	0.03	1.39	1.42	—		—	—	—
Year ended 9/30/22	$15.10	(0.04)	(6.05)	(6.09)	—		—	—	—
Year ended 9/30/21	$12.69	— [4]	2.41	2.41	—		—	—	—
Year ended 9/30/20[10]	$10.00	(0.02)	2.68	2.66	0.03		—	—	—
Long/Short Alpha Fund — Investor Class
Year ended 9/30/24	$11.51	(0.02)	3.87	3.85	—	[4]	—	—	—
Year ended 9/30/23	$9.01	(0.08)	2.59	2.51	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[14]	$10.00	(0.16)	(0.83)	(0.99)	—	[4]	—	—	—
Long/Short Alpha Fund — Institutional Class
Year ended 9/30/24	$11.56	0.02	3.86	3.88	—	[4]	—	—	—
Year ended 9/30/23	$9.03	(0.12)	2.66	2.54	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[14]	$10.00	(0.13)	(0.84)	(0.97)	—	[4]	—	—	—
Micro Cap Fund — Investor Class
Year ended 9/30/24	$6.07	(0.11)	2.10	1.99	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.11)	0.46	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.56	(0.19)	3.85	3.66	—	[4]	—	(0.67)	(0.67)
Year ended 9/30/20	$7.45	(0.10)	3.08	2.98	—		—	(0.87)	(0.87)
Micro Cap Fund — Institutional Class
Year ended 9/30/24	$6.07	(0.09)	2.09	2.00	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.09)	0.44	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.55	(0.19)	3.86	3.67	—	[4]	—	(0.67)	(0.67)
Period ended 9/30/20[11]	$7.74	(0.05)	1.86	1.81	—		—	—	—

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$26.45	22.50	1.49	6 7	1.49	6 7	(0.11)	(0.11)	$211,932	34%
$21.60	7.84	1.41	5 8	1.41	5 8	0.08	0.08	$231,089	31%
$20.03	(42.98)	1.44	5 8	1.44	5 8	(0.14)	(0.14)	$279,608	20%
$38.79	26.59	1.41	[5]	1.41	[5]	(0.47)	(0.47)	$579,102	25%
$34.07	23.73	1.47	[5]	1.47	[5]	(0.50)	(0.50)	$497,104	45%

$26.74	22.66	1.36	6 7	1.38	6 7	0.01	(0.01)	$86,139	34%
$21.80	7.92	1.29	5 8	1.29	5 8	0.16	0.16	$223,565	31%
$20.20	(42.90)	1.33	5 8	1.33	5 8	(0.03)	(0.03)	$319,936	20%
$39.04	26.70	1.32	[5]	1.32	[5]	(0.38)	(0.38)	$699,377	25%
$34.24	23.89	1.35	[5]	1.36	[5]	(0.38)	(0.38)	$569,068	45%

$3.27	20.22	2.04	6 7	2.04	6 7	(0.64)	(0.64)	$51,745	25%
$2.72	8.37	1.97	6 7	1.97	6 7	(0.52)	(0.52)	$54,964	20%
$2.51	(45.24)	1.96	5 8	1.96	5 8	(1.05)	(1.05)	$64,198	39%
$5.26	15.68	1.91	[5]	1.91	[5]	(1.14)	(1.14)	$139,189	35%
$4.64	34.24	2.02	[6]	2.02	[6]	(1.20)	(1.20)	$129,071	35%

$3.32	20.29	1.96	6 7	2.02	6 7	(0.62)	(0.67)	$94,630	25%
$2.76	8.24	1.92	6 7	1.92	6 7	(0.51)	(0.51)	$226,305	20%
$2.55	(45.21)	1.91	5 8	1.91	5 8	(0.97)	(0.97)	$354,481	39%
$5.33	15.44	1.89	[5]	1.89	[5]	(1.10)	(1.10)	$675,768	35%
$4.71	34.71	1.93	[5]	1.93	[5]	(1.06)	(1.06)	$544,914	35%

$12.55	22.44	1.30	5 8	4.53	5 8	(0.40)	(3.62)	$2,627	43%
$10.25	15.17	1.35	6 7	3.88	6 7	(0.41)	(2.95)	$2,481	22%
$8.90	(40.51)	1.30	5 8	3.34	5 8	(0.72)	(2.76)	$2,514	27%
$14.96	18.64	1.30	[5]	3.09	[5]	(0.68)	(2.46)	$4,763	35%
$12.61	26.10	1.30	[5]	6.96	[5]	(0.55)	(6.20)	$2,861	36%

$12.81	22.82	0.90	5 8	4.38	5 8	(0.04)	(3.51)	$1,340	43%
$10.43	15.76	0.94	6 7	3.19	6 7	(0.05)	(2.30)	$1,526	22%
$9.01	(40.33)	0.90	5 8	2.37	5 8	(0.30)	(1.76)	$2,788	27%
$15.10	18.99	0.90	[5]	3.03	[5]	(0.27)	(2.40)	$4,746	35%
$12.69	26.90	0.90	[6]	7.68	[6]	(0.19)	(6.96)	$2,069	36%

$15.36	33.45	2.21	6 7 17	2.21	6 7 17	(0.37)	(0.37)	$44,488	41%
$11.51	27.87	2.67	6 7 17	2.85	6 7 17	(1.16)	(1.34)	$22,895	75%
$9.01	(9.90)	2.41	6 7 17	3.14	6 7 17	(1.62)	(2.35)	$8,184	55%

$15.44	33.56	2.07	6 7 17	2.09	6 7 17	(0.19)	(0.20)	$34,382	41%
$11.56	28.14	2.34	6 7 17	2.71	6 7 17	(0.99)	(1.37)	$11,579	75%
$9.03	(9.70)	2.20	6 7 17	3.10	6 7 17	(1.47)	(2.37)	$13,782	55%

$8.06	32.78	1.66	5 8	1.66	5 8	(1.39)	(1.39)	$591,440	51%
$6.07	6.12	1.66	5 8	1.66	5 8	(1.46)	(1.46)	$509,106	57%
$5.72	(39.42)	1.66	5 8	1.66	5 8	(1.54)	(1.54)	$558,093	59%
$12.55	38.81	1.63	[5]	1.63	[5]	(1.52)	(1.52)	$1,155,133	63%
$9.56	43.47	1.66	[5]	1.66	[5]	(1.48)	(1.48)	$746,749	75%

$8.07	32.95	1.59	5 8	1.59	5 8	(1.33)	(1.33)	$90,455	51%
$6.07	6.12	1.59	5 8	1.59	5 8	(1.39)	(1.39)	$74,849	57%
$5.72	(39.40)	1.59	5 8	1.59	5 8	(1.47)	(1.47)	$76,558	59%
$12.55	38.96	1.56	[5]	1.56	[5]	(1.45)	(1.45)	$198,477	63%
$9.55	23.39	1.60	[5]	1.62	[5]	(1.43)	(1.45)	$59,124	75%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations				Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Micro Cap Value Fund — Investor Class
Year ended 9/30/24	$2.97	(0.02)	1.00	0.98	—	[4]	—	—	—
Year ended 9/30/23	$2.79	(0.03)	0.21	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.10	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.65	(0.04)	2.02	1.98	—	[4]	—	(0.53)	(0.53)
Year ended 9/30/20	$3.21	(0.04)	0.78	0.74	—		—	(0.30)	(0.30)
Micro Cap Value Fund — Institutional Class
Year ended 9/30/24	$2.99	(0.01)	1.00	0.99	—	[4]	—	—	—
Year ended 9/30/23	$2.81	(0.02)	0.20	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.12	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.66	(0.05)	2.04	1.99	—	[4]	—	(0.53)	(0.53)
Period ended 9/30/20[11]	$3.26	(0.01)	0.41	0.40	—		—	—	—
Small Cap Growth Fund — Investor Class
Year ended 9/30/24	$32.29	(0.47)	7.80	7.33	—	[4]	—	—	—
Year ended 9/30/23	$29.19	(0.38)	3.48	3.10	—	[4]	—	—	—
Year ended 9/30/22	$62.46	(0.46)	(21.99)	(22.45)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$46.64	(0.57)	19.94	19.37	—	[4]	—	(3.55)	(3.55)
Year ended 9/30/20	$40.23	(0.32)	12.52	12.20	—		—	(5.79)	(5.79)
Small Cap Growth Fund — Institutional Class
Year ended 9/30/24	$32.88	(0.36)	7.86	7.50	—	[4]	—	—	—
Year ended 9/30/23	$29.70	(0.28)	3.46	3.18	—	[4]	—	—	—
Year ended 9/30/22	$63.29	(0.42)	(22.35)	(22.77)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$47.18	(0.51)	20.17	19.66	—	[4]	—	(3.55)	(3.55)
Year ended 9/30/20	$40.60	(0.28)	12.65	12.37	—		—	(5.79)	(5.79)
Small Cap Value Fund — Investor Class
Year ended 9/30/24	$9.14	(—)	2.97	2.97	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.49	(0.02)	1.86	1.84	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.68	— [4]	(2.38)	(2.38)	—	[4]	— [4]	(0.81)	(0.81)
Year ended 9/30/21	$6.99	(0.02)	3.71	3.69	—	[4]	—	—	—
Year ended 9/30/20	$7.61	0.01	(0.54)	(0.53)	—		(0.04)	(0.05)	(0.09)
Small Cap Value Fund — Institutional Class
Year ended 9/30/24	$9.24	0.01	3.01	3.02	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.56	—	1.87	1.87	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.78	0.01	(2.41)	(2.40)	—	[4]	(0.01)	(0.81)	(0.82)
Year ended 9/30/21	$7.05	— [4]	3.73	3.73	—	[4]	—	—	—
Year ended 9/30/20	$7.67	0.03	(0.55)	(0.52)	—		(0.05)	(0.05)	(0.10)
Ultra Growth Fund — Investor Class
Year ended 9/30/24	$26.54	(0.54)	8.04	7.50	—	[4]	—	—	—
Year ended 9/30/23	$26.29	(0.38)	0.63	0.25	—	[4]	—	—	—
Year ended 9/30/22	$50.98	(0.43)	(18.93)	(19.36)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.56	(0.48)	13.30	12.82	0.01		—	(1.41)	(1.41)
Year ended 9/30/20	$25.30	(0.17)	14.98	14.81	0.01		—	(0.56)	(0.56)
Ultra Growth Fund — Institutional Class
Year ended 9/30/24	$26.63	(0.29)	7.87	7.58	—	[4]	—	—	—
Year ended 9/30/23	$26.37	(0.23)	0.53	0.30	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/22	$51.05	(0.34)	(19.01)	(19.35)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.58	(0.41)	13.28	12.87	0.01		—	(1.41)	(1.41)
Period ended 9/30/20[11]	$29.39	(0.09)	10.28	10.19	—	[4]	—	—	—
U.S. Select Fund — Investor Class
Year ended 9/30/24	$12.07	(0.07)	3.32	3.25	—	[4]	—	—	—
Year ended 9/30/23	$9.74	(0.03)	2.36	2.33	—	[4]	—	—	—
Year ended 9/30/22[15]	$10.00	(0.01)	(0.26)	(0.27)	0.01		—	—	—

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$3.95	33.00	1.71	5 8	1.71	5 8	(0.47)	(0.47)	$265,555	54%
$2.97	6.45	1.73	5 8	1.73	5 8	(0.82)	(0.82)	$234,553	59%
$2.79	(32.47)	1.70	5 8	1.70	[5]	(1.13)	(1.13)	$249,290	50%
$5.10	58.11	1.66	[5]	1.66	[5]	(1.15)	(1.15)	$387,236	82%
$3.65	24.17	1.74	[5]	1.74		(1.01)	(1.01)	$222,963	63%

$3.98	33.11	1.60	5 8	1.63	5 8	(0.34)	(0.37)	$62,714	54%
$2.99	6.41	1.61	5 8	1.65	5 8	(0.69)	(0.74)	$42,440	59%
$2.81	(32.31)	1.60	5 8	1.63	5 8	(1.03)	(1.06)	$42,952	50%
$5.12	58.25	1.60	[5]	1.61	[5]	(1.10)	(1.10)	$56,381	82%
$3.66	12.27	1.60	[5]	1.84	[5]	(0.99)	(1.23)	$25,317	63%

$39.62	22.70	1.15	[5]	1.15	[5]	(0.97)	(0.97)	$869,768	28%
$32.29	10.62	1.15	5 8	1.15	5 8	(0.94)	(0.94)	$837,158	27%
$29.19	(42.42)	1.15	5 8	1.15	5 8	(1.05)	(1.05)	$848,033	32%
$62.46	42.49	1.12	[5]	1.12	[5]	(1.00)	(1.00)	$1,744,187	40%
$46.64	33.26	1.16	[5]	1.16	[5]	(0.89)	(0.89)	$1,247,871	37%

$40.38	22.81	1.05	[5]	1.07	[5]	(0.86)	(0.88)	$1,280,724	28%
$32.88	10.71	1.06	5 8	1.07	5 8	(0.85)	(0.85)	$1,261,857	27%
$29.70	(42.35)	1.05	5 8	1.06	5 8	(0.94)	(0.95)	$1,138,901	32%
$63.29	42.62	1.05	[5]	1.06	[5]	(0.92)	(0.93)	$1,898,152	40%
$47.18	33.39	1.05	[5]	1.08	[5]	(0.78)	(0.81)	$1,233,331	37%

$11.73	33.12	1.18	[6]	1.18	[6]	—	—	$607,697	69%
$9.14	24.90	1.18	6 7	1.18	6 7	(0.15)	(0.15)	$537,439	61%
$7.49	(24.18)	1.16	5 8	1.16	5 8	0.04	0.04	$570,201	61%
$10.68	52.79	1.16	[5]	1.16	[5]	(0.16)	(0.16)	$840,022	50%
$6.99	(7.13)	1.21	[5]	1.21	[5]	0.22	0.22	$525,957	58%

$11.88	33.31	1.06	[6]	1.06	[6]	0.12	0.12	$1,055,097	69%
$9.24	25.07	1.07	6 7	1.07	6 7	(0.06)	(0.06)	$695,586	61%
$7.56	(24.15)	1.05	5 8	1.06	5 8	0.14	0.14	$663,167	61%
$10.78	52.91	1.05	[5]	1.06	[5]	(0.05)	(0.06)	$849,537	50%
$7.05	(6.94)	1.05	[5]	1.08	[5]	0.38	0.34	$472,331	58%

$34.04	28.26	1.22	6 7	1.22	6 7	(0.93)	(0.93)	$642,152	25%
$26.54	0.95	1.23	5 8	1.23	5 8	(0.96)	(0.96)	$800,490	25%
$26.29	(41.70)	1.18	5 8	1.18	5 8	(1.00)	(1.00)	$984,853	34%
$50.98	32.78	1.16	[5]	1.16	[5]	(0.96)	(0.96)	$2,255,327	35%
$39.56	59.54	1.19	[5]	1.19	[5]	(0.95)	(0.95)	$1,733,280	37%

$34.21	28.46	1.06	6 7	1.08	6 7	(0.77)	(0.80)	$323,962	25%
$26.63	1.13	1.06	5 8	1.08	5 8	(0.79)	(0.81)	$378,127	25%
$26.37	(41.62)	1.05	5 8	1.06	5 8	(0.87)	(0.88)	$389,020	34%
$51.05	32.89	1.05	[5]	1.06	[5]	(0.86)	(0.87)	$717,666	35%
$39.58	34.67	1.05	[5]	1.07	[5]	(0.97)	(0.98)	$348,388	37%

$15.32	26.93	1.01	[6]	1.75	[6]	(0.67)	(1.41)	$9,830	36%
$12.07	23.92	1.02	6 7	4.56	6 7	(0.53)	(4.07)	$4,352	31%
$9.74	(2.60)	1.01	6 7	11.81	6 7	(0.59)	(11.39)	$1,779	4%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations				Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
U.S. Select Fund — Institutional Class
Year ended 9/30/24	$12.09	(0.06)	3.33	3.27	—	[4]	—	—	—
Year ended 9/30/23	$9.73	(0.03)	2.39	2.36	—	[4]	—	—	—
Year ended 9/30/22[15]	$10.00	(0.01)	(0.26)	(0.27)	—		—	—	—
U.S. Treasury Fund — Investor Class
Year ended 9/30/24	$10.63	0.38	1.17	1.55	—	[4]	(0.39)	—	(0.39)
Year ended 9/30/23	$12.53	0.34	(1.91)	(1.57)	—	[4]	(0.33)	—	(0.33)
Year ended 9/30/22	$18.10	0.28	(5.57)	(5.29)	0.01		(0.29)	—	(0.29)
Year ended 9/30/21	$22.42	0.25	(3.00)	(2.75)	0.01		(0.24)	(1.34)	(1.58)
Year ended 9/30/20	$19.26	0.30	3.13	3.43	0.03		(0.30)	—	(0.30)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$15.36	27.05	0.86	[6]	1.26	[6]	(0.52)	(0.92)	$16,761	36%
$12.09	24.25	0.87	6 7	2.46	6 7	(0.38)	(1.98)	$8,118	31%
$9.73	(2.70)	0.86	6 7	10.54	6 7	(0.43)	(10.11)	$3,566	4%

$11.79	14.68	0.73	[5]	0.73	[5]	3.30	3.30	$185,135	83%
$10.63	(12.82)	0.70	5 8	0.70	5 8	2.67	2.67	$237,186	13%
$12.53	(29.44)	0.67	5 8	0.67	5 8	1.70	1.70	$287,523	47%
$18.10	(12.74)	0.66	[5]	0.66	[5]	1.30	1.30	$462,949	50%
$22.42	18.06	0.66	[5]	0.66	[5]	1.41	1.41	$545,586	13%

Wasatch Funds	SEPTEMBER 30, 2024

Notes to Financial Highlights

[1]	Not annualized for periods less than one year.

[2]	Annualized for periods less than one year.

[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

[4]	Represents amounts less than $0.005 per share.

[5]	Includes interest expenses of less than 0.005%.

[6]	Includes interest expenses of more than 0.005%.

[7]	Includes extraordinary expenses greater than or equal to 0.01% (see Note 7 in “Notes to Financial Statements”).

[8]	Includes extraordinary expenses of less than 0.01% (see Note 7 in “Notes to Financial Statements”).

[9]	The Advisor reimbursed the Greater China Fund $258,290 for losses from a trade error. The reimbursement reduced the Net Realized and Unrealized Losses on Investments by $0.24 per share.

[10]	Fund inception date was October 1, 2019.

[11]	Institutional Class inception date was January 31, 2020.

[12]

Net Realized and Unrealized Gains (Losses) on Investments per share reflects a large, non-recurring receivable for security litigation which amounted to $0.07 and $0.07 per share for the Investor Class and Institutional Class, respectively. Excluding this non-recurring receivable, Net Realized and Unrealized Gains (Losses) on Investments would have been $(1.16) and $(1.14) per share for the Investor Class and Institutional Class, respectively. Excluding this non-recurring receivable, Total Return would have been (13.11)% and (13.00)% for the Investor Class and Institutional Class, respectively.

[13]	Fund inception date was November 30, 2020.

[14]	Fund inception date was October 1, 2021.

[15]	Fund inception date was June 13, 2022.

[16]	The Advisor reimbursed the Greater China Fund $258,290 for losses from a trade error. The reimbursement increased the total return by 3.54%.

[17]	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below:

	Expenses Net of Waivers and Reimbursements(%)[2]	Expenses Before Waivers and Reimbursements(%)[2]
Long/Short Alpha Fund — Investor Class
Year ended 9/30/24	1.63	1.62
Year ended 9/30/23	1.76	1.93
Year ended 9/30/22	1.75	2.48

Long/Short Alpha Fund — Institutional Class
Year ended 9/30/24	1.50	1.51
Year ended 9/30/23	1.50	1.87
Year ended 9/30/22	1.50	2.40

[18]	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below:

	Expenses Net of Waivers and Reimbursements(%)[2]	Expenses Before Waivers and Reimbursements(%)[2]
Greater China Fund — Investor Class
Year ended 9/30/22	1.51	3.46

Greater China Fund — Institutional Class
Year ended 9/30/22	1.26	2.51

Wasatch Funds	SEPTEMBER 30, 2024

Notes to Financial Statements

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Greater China Fund, International Select Fund, Long/Short Alpha Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s Statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 19 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Greater China Fund, which commenced operations on November 30, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; and U.S. Select Fund, which commenced operations on June 13, 2022. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select,

Global Value, Greater China, International Growth, International Opportunities, International Select, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at September 30, 2024. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Valuation of Securities — All investments in securities are recorded at their estimated fair value as described in Note 12.

Foreign Currency Translations — Values of investments denominated in foreign currencies are converted into U.S. dollars using the current spot exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing spot exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income — Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

Wasatch Funds

Notes to Financial Statements (continued)

Expenses — The Funds contract for various services on a collective basis. Most expenses are directly attributable to each Fund and therefore are charged accordingly. Expenses not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expense and the relative net assets of the Funds.

Use of Management Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. Based on experience, however, the risk of loss is expected to be remote.

Redemption Fees — The Funds deduct a fee of 2.00% from redemption proceeds on shares of the Funds held 60 days or less. Redemption fees retained by the Funds are credited to additional paid-in capital.

Other — Income, expenses, and realized and unrealized gains or losses on investments are generally allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as certain shareholder servicing fees.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales — The Equity Funds, (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes — Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened

SEPTEMBER 30, 2024

and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the fiscal year ended September 30, 2024.

5. PURCHASES AND SALES OF SECURITIES

The cost of investment securities purchased and proceeds from sales of investment securities, excluding U.S. government and short-term securities, for the year ended September 30, 2024 are summarized below:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Purchases	$1,921,371,424	$211,591,781	$148,463,460	$91,366,646	$10,211,990
Sales	1,427,839,414	181,271,420	240,909,524	157,958,133	16,132,673

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Purchases	$62,405,293	$3,130,326	$34,655,986	$1,242,320	$124,471,005
Sales	90,206,541	5,805,255	69,292,967	928,884	358,565,872

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Purchases	$65,451,685	$1,691,049	$56,415,041	$317,281,477	$158,064,892
Sales	246,094,872	2,622,957	26,253,918	397,521,304	196,401,664

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund
Purchases	$600,745,776	$995,601,139	$269,391,683	$17,377,099
Sales	983,784,005	970,660,534	760,510,361	7,984,844

Purchases and sales of U.S. government securities in the U.S. Treasury Fund were $159,588,676, and $234,006,751, respectively.

6. FEDERAL INCOME TAX INFORMATION

It is the Funds’ policy to qualify as regulated investment companies and distribute substantially all of their taxable income to shareholders. The Funds’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return.

Management has analyzed the Funds’ tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements.

As of September 30, 2024, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$3,289,194,767	$464,358,501	$354,997,761	$196,705,058	$29,783,873

Gross appreciation	$1,654,034,906	$316,571,948	$119,494,311	$169,680,577	$13,449,796
Gross (depreciation)	(141,463,421)	(20,712,562)	(18,635,629)	(6,484,252)	(3,129,350)

Net appreciation	$1,512,571,485	$295,859,386	$100,858,682	$163,196,325	$10,320,446

Wasatch Funds

Notes to Financial Statements (continued)

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$136,286,654	$11,290,241	$100,914,097	$5,973,372	$179,902,818

Gross appreciation	$80,004,105	$4,360,797	$30,519,976	$189,186	$118,560,508
Gross (depreciation)	(11,046,660)	(670,251)	(2,389,360)	(1,711,430)	(6,925,427)

Net appreciation (depreciation)	$68,957,445	$3,690,546	$28,130,616	$(1,522,244)	$111,635,081

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$91,324,870	$3,066,584	$69,579,103	$525,857,425	$209,290,536

Gross appreciation	$64,822,860	$965,674	$18,904,810	$199,475,494	$115,539,667
Gross (depreciation)	(8,970,048)	(191,228)	(1,816,820)	(56,187,925)	(10,308,042)

Net appreciation	$55,852,812	$774,446	$17,087,990	$143,287,569	$105,231,625

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,341,818,236	$1,226,481,645	$773,380,790	$21,819,659	$204,749,595

Gross appreciation	$885,418,719	$459,223,662	$349,964,189	$4,566,898	$6,159,812
Gross (depreciation)	(88,763,035)	(53,862,903)	(161,574,962)	(214,383)	(27,993,484)

Net appreciation (depreciation)	$796,655,684	$405,360,759	$188,389,227	$4,352,515	$(21,833,672)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation (depreciation) on passive foreign investment companies (PFICs) and other temporary tax adjustments.

The components of accumulated earnings on a tax basis as of September 30, 2024 were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund
Undistributed ordinary income	$—	$—	$—	$—	$287,949	$—
Undistributed capital gains	331,295,205	78,017,764	—	12,551,807	—	14,302,027

Accumulated earnings	331,295,205	78,017,764	—	12,551,807	287,949	14,302,027
Accumulated capital and other losses	(15,662,522)	(7,144,105)	(116,833,075)	(3,489,938)	(99,253,631)	(1,676,387)
Other undistributed ordinary losses	—	(9,489)	(20,042)	—	(12,330)	—
Net unrealized appreciation	1,512,571,485	257,053,881	94,108,015	153,559,302	9,963,744	67,567,650

Total accumulated earnings (accumulated losses)	$1,828,204,168	$327,918,051	$(22,745,102)	$162,621,171	$(89,014,268)	$80,193,290

	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund	International Opportunities Fund	International Select Fund
Undistributed ordinary income	$—	$62,250	$12,634	$—	$—	$—
Undistributed capital gains	—	6,719,842	—	39,368,393	—	—

Accumulated earnings	—	6,782,092	12,634	39,368,393	—	—
Accumulated capital and other losses	(2,049,541)	(158,243,801)	(4,865,880)	(108,096)	(15,021,884)	(1,028,400)
Net unrealized appreciation (depreciation)	3,639,751	28,126,289	(1,522,218)	110,161,781	54,590,001	775,196

Total accumulated earnings (accumulated losses)	$1,590,210	$(123,335,420)	$(6,375,464)	$149,422,078	$39,568,117	$(253,204)

SEPTEMBER 30, 2024

	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund
Undistributed ordinary income	$—	$—	$—	$—	$19,705,050	$—
Undistributed capital gains	—	—	—	—	193,149,779	—

Accumulated earnings	—	—	—	—	212,854,829	—
Accumulated capital and other losses	(408,187)	(94,751,960)	(21,187,385)	(288,197,279)	—	(69,682,124)
Net unrealized appreciation	17,997,426	143,287,601	104,653,152	796,655,687	405,360,759	188,389,227

Total accumulated earnings	$17,589,239	$48,535,641	$83,465,767	$508,458,408	$618,215,588	$118,707,103

	U.S. Select Fund	U.S. Treasury Fund
Undistributed ordinary income	$—	$103,657
Undistributed capital gains	890,106	—

Accumulated earnings	890,106	103,657
Accumulated capital and other losses	(112,702)	(162,817,112)
Other undistributed ordinary losses	—	(82,718)
Net unrealized appreciation (depreciation)	4,352,515	(21,833,672)

Total accumulated earnings (accumulated losses)	$5,129,919	$(184,629,845)

Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from ordinary income and realized capital gains for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction (tax equalization).

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to passive foreign investment company shares, foreign capital gains taxes, foreign currency transactions, corporate actions, wash sales and investments in REITs. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

The Funds are permitted to carry forward capital losses for an unlimited period. The losses that are carried forward retain their character as either short-term or long-term capital losses.

Capital loss carryforwards as of September 30, 2024 are as follows:

	Non-expiring
Fund	Short Term	Long Term
Emerging Markets Select Fund	$59,667,951	$56,656,256
Frontier Emerging Small Countries Fund	96,248,435	3,005,196
Global Select Fund	1,609,490	388,517
Global Value Fund*	23,474,545	134,769,256
Greater China Fund	2,847,075	2,018,805
International Opportunities Fund	14,984,320	—
International Select Fund	554,477	470,833
Long/Short Alpha Fund	331,152	—
Micro Cap Fund	88,264,499	—
Micro Cap Value Fund	20,336,386	—
Small Cap Growth Fund	169,720,880	103,582,578
Ultra Growth Fund	62,708,771	—
U.S. Treasury Fund	27,193,868	135,623,244

*	The Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

Wasatch Funds

Notes to Financial Statements (continued)

During the tax year ended September 30, 2024, the Funds used capital loss carryforwards in the following amounts:

Fund	Amount Used
Core Growth Fund	$32,007,795
Emerging Markets Small Cap Fund	1,490,760
Frontier Emerging Small Countries Fund	4,349,046
Global Opportunities Fund	917,211
Global Value Fund	1,200,687
International Growth Fund	960,145
International Opportunities Fund	22,370,535
International Select Fund	30,996
Long/Short Alpha Fund	86,525
Micro Cap Fund	35,304,895
Micro Cap Value Fund	23,215,469
Small Cap Growth Fund	7,965,172
Ultra Growth Fund	54,193,415
U.S. Select Fund	45,685

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds have elected to defer losses as follows:

Fund	Post-October Capital Losses	Late-Year Ordinary Losses
Core Growth Fund	$—	$(15,662,522)
Emerging India Fund	—	(7,144,105)
Emerging Markets Select Fund	—	(508,868)
Emerging Markets Small Cap Fund	—	(3,489,938)
Global Opportunities Fund	—	(1,676,387)
Global Select Fund	—	(51,534)
International Growth Fund	—	(108,096)
International Opportunities Fund	—	(37,564)
International Select Fund	—	(3,090)
Long/Short Alpha Fund	—	(77,035)
Micro Cap Fund	—	(6,487,461)
Micro Cap Value Fund	—	(850,999)
Small Cap Growth Fund	—	(14,893,821)
Ultra Growth Fund	—	(6,973,353)
U.S. Select Fund	—	(112,702)

The tax character of distributions paid during the year ended September 30, 2024 were as follows:

2024	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Ordinary Income	$—	$—	$—	$—	$—
Capital Gain	—	24,137,327	—	—	—

Total	$—	$24,137,327	$—	$—	$—

2024	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Ordinary Income	$—	$—	$4,395,446	$10,156	$—
Capital Gain	—	—	—	—	—

Total	$—	$—	$4,395,446	$10,156	$—

2024	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Ordinary Income	$—	$—	$—	$—	$—
Capital Gain	—	—	—	—	—

Total	$—	$—	$—	$—	$—

SEPTEMBER 30, 2024

2024	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Ordinary Income	$—	$—	$—	$—	$6,385,147
Capital Gain	—	50,693,279	—	—	—

Total	$—	$50,693,279	$—	$—	$6,385,147

The tax character of distributions paid during the year ended September 30, 2023 were as follows:

2023	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Ordinary Income	$—	$—	$—	$—	$—
Capital Gains	18,812,947	5,672,410	—	11,198,625	—

Total	$18,812,947	$5,672,410	$—	$11,198,625	$—

2023	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Ordinary Income	$—	$—	$4,022,313	$324,168	$—
Capital Gains	3,725,746	—	8,029,844	—	—

Total	$3,725,746	$—	$12,052,157	$324,168	$—

2023	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Ordinary Income	$—	$—	$24,018	$—	$—
Capital Gains	—	—	—	—	—

Total	$—	$—	$24,018	$—	$—

2023	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Ordinary Income	$—	$—	$556,115	$—	$7,520,379
Capital Gains	—	31,073,891	—	—	—

Total	$—	$31,073,891	$556,115	$—	$7,520,379

The tax character of distributions paid may differ from that shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes.

EU Reclaims — Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Several Wasatch Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income in the Statements of Operations and any related receivable, if any, is reflected as interest and dividends receivable in the Statements of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by the Funds during the fiscal year exceed foreign withholding taxes paid, and the Funds had previously passed foreign tax credits on to their shareholders, the Funds may enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Funds’ shareholders.

Wasatch Funds

Notes to Financial Statements (continued)

Foreign Taxes — A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

7. RELATED PARTY TRANSACTIONS

Investment Advisory Fees, Expense Limitations — As the Funds’ investment advisor, the Advisor receives a monthly fee calculated on average daily net assets. The Advisor has contractually agreed to waive its fees and/or reimburse the Investor Class shares and the Institutional Class shares of certain Funds should a Fund’s operating expenses exceed a specified annual limitation through at least January 31, 2025. If operating expenses are less than the specified expense limit for the Fund, the Advisor shall be entitled to recoup the fees waived or reduced to the extent that the operating expenses and the amounts reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently through January 31, 2025). A Fund may only make a repayment to the Advisor for the amount reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. All amounts not recovered at the end of the period expire on January 31, 2025. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date. Ordinary operating expenses exclude any interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Funds’ business in excess of such limitations. Investment advisory fees and fees waived, if any, for the year ended September 30, 2024 are disclosed in the Statements of Operations. Investment advisory fee and expense limitation annual rates are shown below.

Fund	Advisory Fee	Expense Limitation Investor Class	Expense Limitation Institutional Class	Contractual Expense Limitation/ Reimbursement Recoverable Expiration Date	Reimbursement Recoverable
Core Growth Fund	1.00%	1.50%	1.05%	1/31/2025	$149,636
Emerging India Fund	1.25%	1.75%	1.50%	1/31/2025	—
Emerging Markets Select Fund	1.00%	1.50%	1.20%	1/31/2025	—
Emerging Markets Small Cap Fund	1.65%	1.95%	1.80%	1/31/2025	56,361
Frontier Emerging Small Countries Fund	1.65%	2.15%	1.95%	1/31/2025	88,644
Global Opportunities Fund	1.25%	1.75%	1.35%	1/31/2025	37,084
Global Select Fund	0.85%	1.35%	0.95%	1/31/2025	128,457
Global Value Fund	0.90%	1.10%	0.95%	1/31/2025	139,745
Greater China Fund	1.00%	1.50%	1.25%	1/31/2025	135,659
International Growth Fund	1.25%	1.75%	1.35%	1/31/2025	25,352
International Opportunities Fund	1.75%	2.25%	1.95%	1/31/2025	119,262
International Select Fund	0.80%	1.30%	0.90%	1/31/2025	133,313
Long/Short Alpha Fund	1.25%	1.75%	1.50%	1/31/2025	567
Micro Cap Fund	1.50%	1.95%	1.60%	1/31/2025	—
Micro Cap Value Fund	1.50%	1.95%	1.60%	1/31/2025	14,792
Small Cap Growth Fund	1.00%	1.50%	1.05%	1/31/2025	181,407
Small Cap Value Fund	1.00%	1.50%	1.05%	1/31/2025	53,509
Ultra Growth Fund	1.00%	1.50%	1.05%	1/31/2025	79,513
U.S. Select Fund	0.75%	1.00%	0.85%	1/31/2025	116,481
U.S. Treasury Fund	0.50%	0.75%	N/A	1/31/2025	—

Compensation — Beginning in the calendar year 2024, the Funds’ method of compensating Trustees is to pay each Independent Trustee a retainer of $155,000 per year for services rendered and a fee of $31,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (collectively, the “2024 Base Compensation”). Trustees receive an additional $12,000

SEPTEMBER 30, 2024

for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board receives an additional 25% of the 2024 Base Compensation and the Chair of a committee receives an additional 15% of the 2024 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board receives an additional fee of $77,500 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance and Nominating Committee (the “Nominating Committee”) each receives an additional $46,500 per year as Chair.

In the calendar year 2023, the Funds’ method of compensating Trustees was to pay each Independent Trustee a retainer of $150,000 per year for services rendered and a fee of $30,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (“2023 Base Compensation”). Trustees received an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board received an additional 25% of the 2023 Base Compensation and the Chair of a committee received an additional 15% of the 2023 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board received an additional fee of $75,000 a year as Chair and the Chair of the Audit Committee and the Chair of the Nominating Committee each received an additional $45,000 per year as Chair.

The Funds also may reimburse the Independent Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees and for continuing education expenses.

Payments by Advisor — During 2022, the Advisor reimbursed the Greater China Fund $258,290 for losses from a trade error. The impact of the payment is reflected in the Total Return and Realized and Unrealized Gains (Losses) on Investments sections in the Financial Highlights.

Payments by Sub-Advisor — Pursuant to a sub-advisory agreement entered into between the Advisor and Hoisington Investment Management Company (“HIMCo”), the Sub-Advisor for the U.S. Treasury Fund, (“HIMCo Sub-Advisory Agreement”), and subject to the supervision of the Advisor, HIMCo directs the investment of the U.S. Treasury Fund’s assets and is responsible for the continuing management of the Fund’s assets, including the placement of orders to purchase or sell securities on behalf of the Fund. The HIMCo Sub-Advisory Agreement provides that the Advisor shall pay HIMCo a monthly management fee computed at the annual rate of 0.02% of the Fund’s average daily net assets as long as and whenever the Fund has net assets less than $20 million and one-half (1/2) of the monthly fee the Advisor receives from the Fund under the Advisory and Service Contract as long as and whenever the Fund has net assets of $20 million or more. The Advisor retains the remainder of the advisory fee paid under the Advisory and Service Contract. The Sub-Advisor may reimburse the Advisor for certain expenses.

Transfer Agent Intermediary Fees Reimbursed to the Advisor — Each Fund paid fees to, and reimbursed certain out-of-pocket expenses of, the Funds’ transfer agent during the period. In addition, the Advisor and the Funds’ distributor have entered into selling dealer agreements and service agreements with certain financial services companies, broker-dealers, banks, advisors, retirement service providers or other authorized agents or organizations (each an “Intermediary”— together, “Intermediaries”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Class shares of the Funds, some Intermediaries do not charge investors a direct transaction fee but instead charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Funds’ behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts, communication of tax information, income distribution and other services. Generally, the fee was either a per account charge based on the number of accounts to which the Intermediary provided such services, or was a percentage (as of September 30, 2024 up to 0.40% annually) of the average value of the Funds’ Investor Class shares held in such accounts. The Advisor paid the Intermediary fees and the Funds reimbursed the Advisor for the portion of such fees, which are intended to compensate the Intermediary for provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. Institutional Class shares of the Funds do not reimburse the Advisor for payments to Intermediaries. The Funds’ reimbursements of expenses incurred for services provided by Intermediaries are included in “Shareholder servicing fees — Investor Class” in the Statements of Operations.

Wasatch Funds

Notes to Financial Statements (continued)

10% Shareholders – As of September 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each Fund as detailed below:

Fund	Number of Accounts	Percent of Shares Outstanding
Core Growth Fund	2	49.02%
Emerging India Fund	3	69.95%
Emerging Markets Select Fund	3	76.97%
Emerging Markets Small Cap Fund	2	64.57%
Frontier Emerging Small Countries Fund	3	64.45%
Global Opportunities Fund	2	60.90%
Global Select Fund	2	64.98%
Global Value Fund	2	71.86%
Greater China Fund	4	80.50%
International Growth Fund	2	40.34%
International Opportunities Fund	2	53.33%
International Select Fund	3	75.34%
Long/Short Alpha Fund	3	86.38%
Micro Cap Fund	2	41.26%
Micro Cap Value Fund	2	59.59%
Small Cap Growth Fund	3	63.31%
Small Cap Value Fund	3	62.55%
Ultra Growth Fund	2	58.29%
U.S. Select Fund	2	84.36%
U.S. Treasury Fund	3	61.23%
Affiliated Interests — As of September 30, 2024, the Advisor and its affiliates, and the retirement plans of the Advisor and its affiliates, held shares of the Funds, which may be redeemed at any time as detailed below:

Fund	Number of Accounts*	Percent of Shares Outstanding
Core Growth Fund	24	0.95%
Emerging India Fund	32	5.11%
Emerging Markets Select Fund	26	2.80%
Emerging Markets Small Cap Fund	19	2.71%
Frontier Emerging Small Countries Fund	14	2.68%
Global Opportunities Fund	17	7.72%
Global Select Fund	19	77.62%
Global Value Fund	13	5.62%
Greater China Fund	13	67.20%
International Growth Fund	16	1.26%
International Opportunities Fund	16	4.80%
International Select Fund	12	71.71%
Long/Short Alpha Fund	21	36.79%
Micro Cap Fund	18	2.30%
Micro Cap Value Fund	16	2.05%
Small Cap Growth Fund	21	0.55%
Small Cap Value Fund	20	1.83%
Ultra Growth Fund	21	2.67%
U.S. Select Fund	15	32.54%
U.S. Treasury Fund	10	1.53%

*	Multiple accounts with the same beneficial owner are treated as one account.

SEPTEMBER 30, 2024

8. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the year ended September 30, 2024 with an “affiliated company” as so defined:

	Value, Beginning Of the Year	Purchases At Cost	Proceeds From Sales	Value, End Of the Year	Dividends Credited to Income for the Year ended 9/30/2024	Gain (Loss) Realized on Sale of Shares For the Year ended 9/30/2024	Change in Unrealized Appreciation For the Year ended 9/30/2024
Core Growth Fund
Common Stock
Arhaus, Inc.	$—	$52,636,852	$—	$53,777,392	$1,556,849	$—	$1,140,540

Micro Cap Fund
Common Stock
Mama’s Creations, Inc.	$—	$9,739,865	$154,021	$15,589,420	$—	$(6,184)	$6,009,760

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.	$2,933,280	$1,727,996	$921,902	$3,092,771	$—	$(320,484)	$(326,119)

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc. — PIPE Shares*	$1,733,934	$—	$1,125,974	$—	$—	$(29,347,386)	$28,739,426
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	14,925,626	—	—	16,698,121	—	—	1,772,495

	$16,659,560	$—	$1,125,974	$16,698,121	$—	$(29,347,386)	$30,511,921

Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.*	$5,594,586	$3,365,897	$10,936,872	$14,876,670	$—	$(10,865,897)	$27,718,956
Sangamo Therapeutics, Inc.	6,101,595	2,242,097	1,877,777	9,504,446	—	(5,971,207)	9,009,738
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	12,438,034	—	—	13,915,114	—	—	1,477,080
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029	—	626,686	—	938,180	—	—	311,494

	$24,134,215	$6,234,680	$12,814,649	$39,234,410	$—	$(16,837,104)	$38,517,268

	Share Activity				Dividends Credited to Income for the Year ended 9/30/2024	Gain (Loss) Realized on Sale of Shares For the Year ended 9/30/2024	Change in Unrealized Appreciation For the Year ended 9/30/2024
	Balance 9/30/2023	Purchases/ Additions	Sales/ Reductions	Balance 9/30/2024
Core Growth Fund
Common Stock
Arhaus, Inc.	—	4,368,594	—	4,368,594	$1,556,849	$—	$1,140,540

Micro Cap Fund
Mama’s Creations, Inc.	—	2,164,634	29,097	2,135,537	$—	$(6,184)	$6,009,760

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.	252,000	196,042	81,600	366,442	$—	$(320,484)	$(326,119)

Small Cap Growth Fund
Common Stock
Vintage Wine Estates, Inc. — PIPE Shares*	3,047,336	—	3,047,336	—	$—	$(29,347,386)	$28,739,426
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	—	—	1,772,495

	3,658,541	—	3,047,336	611,205	$—	$(29,347,386)	$30,511,921

Wasatch Funds

Notes to Financial Statements (continued)

	Share Activity				Dividends Credited to Income for the Year ended 9/30/2024	Gain (Loss) Realized on Sale of Shares For the Year ended 9/30/2024	Change in Unrealized Appreciation For the Year ended 9/30/2024
	Balance 9/30/2023	Purchases/ Additions	Sales/ Reductions	Balance 9/30/2024
Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.*	3,007,842	952,381	1,350,281	2,609,942	$—	$(10,865,897)	$27,718,956
Sangamo Therapeutics, Inc.	10,172,716	3,603,833	2,802,705	10,973,844	—	(5,971,207)	9,009,738
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	1,477,080
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029	—	3,026,385	—	3,026,385	—	—	311,494

	13,689,896	7,582,599	4,152,986	17,119,509	$—	$(16,837,104)	$38,517,268

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2024 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year end.

9. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At September 30, 2024, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$55,357	0.07%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	9,276,752	1.36%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,404	482,654	0.07%

			$10,939,417	$9,765,506	1.43%

Micro Cap Value Fund
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	$396,902	$0	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$9,362,724	0.43%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	16,698,121	0.78%

			$25,999,989	$26,060,845	1.21%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$13,915,114	1.44%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	938,180	0.10%

			$15,626,690	$14,853,294	1.54%

10. LINE OF CREDIT

Effective May 31, 2024, the Trust and each Fund renewed and amended agreements for two open lines of credit totaling $300,000,000, one of which is $100,000,000 committed, and the other of which is $200,000,000 uncommitted, with State Street Bank and Trust Company (together, the “Line”) that mature on May 30, 2025. The agreements, as amended, had no change in the committed, uncommitted and total amounts available on the Line. The Funds incur commitment fees on the undrawn portion of the committed part of the Line, and interest expense to the extent of amounts drawn (borrowed) under the entire Line. Interest is based on the overnight federal-funds rate in effect on the date of borrowing, plus a margin. Commitment fees are pro-rated among the Funds based upon relative average net assets. Interest expense is charged directly to a Fund based upon actual amounts borrowed by that Fund.

SEPTEMBER 30, 2024

For the year ended September 30, 2024, the following Funds had borrowings:

Funds Utilizing the Line of Credit	Average Daily Borrowings	Number of Days Outstanding	Interest Expense	Weighted Average Annualized Interest Rate	Balance at 9/30/2024
Emerging India Fund	$2,155,121	16	$6,253	6.53%	$—
Emerging Markets Select Fund	4,515,144	54	44,455	6.56%	7,891,573
Emerging Markets Small Cap Fund	2,450,636	45	20,156	6.58%	—
Frontier Emerging Small Countries Fund	336,467	19	1,168	6.58%	—
Global Opportunities Fund	615,802	31	3,489	6.58%	—
Global Select Fund	201,257	33	1,214	6.58%	—
Global Value Fund	2,961,198	7	3,789	6.58%	—
International Growth Fund	5,703,303	37	38,570	6.58%	—
International Opportunities Fund	2,679,149	43	21,057	6.58%	—
International Select Fund	12,561	100	230	6.58%	—
Micro Cap Fund	123,002	1	22	6.58%	—
Micro Cap Value Fund	1,069,402	2	391	6.58%	—
Small Cap Growth Fund	20,108,810	7	25,728	6.58%	—
Small Cap Value Fund	57,699,028	2	21,092	6.58%	—
Ultra Growth Fund	623,857	358	40,822	6.58%	—
U.S. Select Fund	272,756	24	1,196	6.58%	—

11. PRINCIPAL RISKS

Market Risk — Market risk is the risk that a particular security, or shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s shares and result in increased market volatility.

Current Market and Economic Conditions Risk — Current market and economic conditions risk is the risk that a particular investment, or shares of a Fund in general, may fall in value due to current market and economic conditions or events. Economic events historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers world wide. Such events have included, among other things, bankruptcies, corporate restructurings, and similar events; measures to address U.S. federal and state budget deficits; social, political and economic instability in Europe and other countries; dramatic changes in energy prices and currency exchange rates; China’s economic slowdown; and regional armed conflict, such as the wars between Russia and Ukraine and Israel and Hamas.

In this regard, in late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tension among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom and European Union issued broad-ranging economic sanctions against Russia. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russia economy and various sectors of the economy and companies, the value and liquidity of Russian securities, the value of the ruble, the country’s credit rating and may have other adverse consequences on the Russian government, economy, companies and region.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and

Wasatch Funds

Notes to Financial Statements (continued)

have a negative effect on a Fund’s investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the world, which may negatively impact such countries and the companies in which a Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the world, including in the United States and Europe.

Similarly, in October 2023, Hamas launched an attack on Israel, which touched off a strong military response from Israel that closed borders and airspace, damaged infrastructure and resulted in significant civilian and military casualties in Israel and the Gaza Strip. The conflict has reignited regional tensions that threaten to involve other countries and factions. The continuing conflict and its escalation could have a severe adverse effect on the regional economy, currency and companies. These events may negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities may have a negative effect on a Fund’s investments in issuers of Israeli securities or in Israeli markets and performance, and may extend beyond any direct or indirect exposure a Fund may have to Israeli issuers or those of adjoining geographic regions. The extent and duration of these military actions or future escalations of such hostilities, the extent and impact of any related sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. If a Fund has investments in a region enduring geopolitical market disruption, it may face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market.

Furthermore, the economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of a Fund’s assets may go down.

These and any related events could have a significant negative impact on a Fund’s investments as well as a Fund’s performance. Aside from the foregoing turbulence, global and domestic regulators have previously responded to serious economic disruptions with ranging fiscal and monetary policy changes, including but not limited to direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Any change in these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which may adversely impact a Fund’s investments and performance. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Political turmoil within the United States and abroad may also impact a Fund. The ongoing adversarial political climate in the United States, as well as political and diplomatic events abroad, such as presidential, congressional and gubernatorial elections in the U.S., global elections and governmental changes and the U.S. government’s failure to agree on a long-term budget and deficit reduction plan, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on a Fund’s investments and operations. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund’s investments and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. Such actions could lead to price volatility and overall declines in U.S. and global investment markets.

In addition, there is a risk that the present value of assets or income from investments will be less in the future as rising prices (inflation) reduce their purchasing power. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the

SEPTEMBER 30, 2024

domestic or global economy, and a Fund’s investments may be affected, which may reduce a Fund’s performance. While overshadowed by recent rapid inflation, there is also a risk that the prices of goods and services in the United States and many foreign economies may decline over time (deflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Historically, securities issued in emerging and frontier markets have been subject to a greater risk of inflationary or deflationary forces, and more developed markets have been better able to use monetary policy to normalize markets.

The value of a Fund’s investments may be impacted by global health crisis or other events. The COVID-19 global pandemic or any future public health crisis and ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease or new diseases. As the COVID-19 pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets. Further, the interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets.

Government and Regulatory Action Risk — Government and regulatory action risks may be considered a principal risk of the Funds. Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unfore-

seeable. Legislation or regulation may also change the way in which a Fund is regulated or operated. The effects of these actions on the markets generally, and a Fund’s investment program in particular, can be uncertain. Such legislation or regulation could restrict the ability of a Fund to fully implement its investment strategies, either generally or with respect to certain securities, industries or countries and could limit or impede a Fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and a Fund’s performance. Volatile financial markets can expose a Fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by the Fund.

Shareholder Concentration Risk — A significant portion of the net assets of several Wasatch Funds are owned by a group of investors advised by a common investment advisor or have a significant portion of net assets in relatively few related accounts. In the event of significant redemption activity by these shareholders, these Funds could experience a loss when selling portfolio securities to meet such redemption requests. The Funds could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Fund expenses may increase and performance may be materially affected.

Region Risk — The Funds, except the U.S. Treasury Fund, invest in equity and fixed-income securities of non-U.S. issuers. Because certain foreign markets are illiquid, market prices may not necessarily represent realizable value. Although the Funds maintain diversified investment portfolios, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. These risks are exaggerated for securities of issuers tied economically to emerging- and frontier-market countries. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Indian Market and India Region Risk — The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, International Growth Fund and International Opportunities Fund may invest a significant portion of their assets in securities of companies tied economically to India (the “India region”). Companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States and the securities markets in the India region are comparatively underdeveloped. Financial intermediaries may not perform as well as their counterparts in the United States

Wasatch Funds

Notes to Financial Statements (continued)

or in other countries with more developed securities markets. A Fund may be unable to sell securities when the registration process is incomplete and may experience delays in receiving dividends. If a market’s trading volume is limited by operational difficulties, the ability of a Fund to invest may be impaired. A Fund’s ability to buy or sell India region securities may be impaired if the Fund’s ability to transact is denied, delayed, suspended or not renewed by local regulators. In previous years, exchange-listed companies in the information-technology sector and related industries (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. In addition, governmental actions, including economic and tax reforms, can have a significant effect on economic conditions in the India region, which could adversely affect the value and liquidity of investments. The government in India has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Further, any actions or other factors that may impede the flow of foreign capital to India may also inhibit its growth. Although the governments of India, Bangladesh, Pakistan, and Sri Lanka have begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. In addition, large portions of many Indian companies remain in the hands of their founders (including members of their families) and the corporate governance of such family-owned companies may be weaker and less transparent. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Liquidity Risk — From time to time, the trading market for a particular security or securities or a type of security in which the Funds invest may become less liquid or even illiquid, particularly with respect to emerging-market and frontier-market securities, IPOs and early stage companies. Reduced liquidity will have an adverse impact on a Fund’s ability to sell such securities when necessary to meet a Fund’s liquidity needs or in response to a specific economic event. Market price quotations for such securities may be volatile.

Asia Region Risk — The Emerging Markets Select, Emerging Markets Small Cap, Global Opportunities, Global Select, Global Value, International Growth, International Opportunities and International Select Funds may invest a significant portion of their assets in the securities of companies tied economically to markets in the Asia region, including, among others, Bangladesh, China, Hong Kong, Indonesia, Japan, Malaysia, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Similarly, the Frontier Emerging Small Countries Fund may invest a significant portion of its assets in the securities of companies tied economically to frontier and small emerging market countries in the Asia region including, among others, Bangladesh, Indonesia, Malaysia, the Philippines, Singapore, Taiwan, Thailand and Vietnam. The Emerging India Fund invests primarily in securities of companies tied economically to India. The Emerging India Fund considers that companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The Greater China Fund invests primarily in the securities of companies tied economically to China, Hong Kong and Taiwan. The value of a Fund’s assets invested in countries in the Asia region may be adversely affected by, among other things, political, economic, social and religious instability, less mature or liquid securities markets, increased price volatility, inadequate investor protection, different financial reporting requirements, different or inadequate accounting standards and practices, limited government oversight and market regulations, expropriation or nationalization of assets, capital controls, less developed or diverse economies, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest and military activity. Countries in the Asia region, particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States and Europe and other Asian economies. Global economic conditions and international trade may affect Asian economies, and companies’ prospects and financials could deteriorate as a result of political instability and uncertainty as well as increased tensions with other nations, the imposition of tariffs and other protectionist trade policies and other similar actions.

SEPTEMBER 30, 2024

In addition, the Asian region is comprised of countries in all stages of economic development, some of which may experience overextension of credit, currency devaluation and restrictions, rising unemployment, high inflation, an underdeveloped financials sector, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets which some countries may not have the capacity to address. Many Asian region countries are dependent on foreign supplies of energy and competition to claim or develop regional supplies of energy or other natural resources could lead to economic, political or military instability or disruption and adversely impact the performance of a Fund. As some countries in the Asian region are less developed and may be considered emerging or frontier markets, the risk to foreign investors of investing in such countries will be magnified and include the risks of investing in emerging or frontier markets, such as increased political and social instability; highly volatile, less mature and less liquid securities markets; lower corporate government standards; limited government oversight and market regulation; differing financial reporting, accounting and auditing standards; capital controls; potential expropriation or nationalization of companies or industries; currency fluctuations; restrictions on foreign ownership; less legal recourse to enforce a Fund’s rights; less publicly available or inaccurate information regarding companies; high taxation; less developed or diverse economies and other political, economic or social developments.

The Asia region includes Japan, China, Hong Kong and Taiwan. The Japanese economy has only recently emerged from a prolonged economic downturn. The Japanese economy may be subject to considerable economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low compared to other advanced economies, and it may remain low in the future. The economy is characterized by an aging and declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth, and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events as well as from any deterioration in its relationship with neighboring countries). In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect a Fund that has investments in Japan.

With respect to China, Hong Kong and Taiwan, see the risks of investing described below under “Greater China Region Risk.” In addition, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations and less market liquidity. See “Risks of Investing in Chinese Securities” below for additional information regarding these shares.

Greater China Region Risk — The Greater China Fund is subject to additional risks associated with its investments in the Greater China Region. The Greater China Region includes The People’s Republic of China (“PRC” or “China”), Hong Kong, and Taiwan. The other Equity Funds may also invest in countries in the Asia region, including China, Hong Kong, and Taiwan, and therefore may also be subject to the risks of investing in such countries. Countries in the Greater China Region may be subject to considerable degrees of economic, political or social instability. China and Taiwan are emerging market countries and demonstrate significantly higher volatility from time to time in comparison to developed markets. Chinese governmental actions can have a significant effect on economic conditions in China, Hong Kong, and Taiwan or on a particular issuer or industry, which could adversely affect the value and liquidity of investments. The Chinese government exercises significant control over China’s economy through, among other things, its industrial policies, monetary policies, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies may adversely impact industries and companies in China. Although over the years the Chinese government has been reforming economic and market practices, the Chinese government could, at any time, alter or discontinue such economic reform programs adversely affecting industries and companies in China.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and business structure.

After years of steady growth, China’s economy slowed prior to 2020, including in its Chinese real-estate market. Although the trends began to reverse during China’s initial recovery from the pandemic, it is uncertain whether the trends will continue. China’s economy may experience a significant slowdown, an economic recession or periods of substantial inflation which may have a negative effect on its securities market. Economies of countries in the Greater China Region, particularly their export-oriented industries, may be adversely impacted by the developments in the economies and governmental actions of their principal trading partners, including the United States, such as a reduction in spending on their products and services, a downturn in the economies of their key trading partners, and the imposition of trading, restrictions, tariffs or other protectionist trade policies.

Wasatch Funds

Notes to Financial Statements (continued)

The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative repercussions for global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about the ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may significantly reduce international trade, substantially reduce the price of goods, cause an oversupply of certain manufactured goods and trigger the possible failure of individual companies and/or large segments of China’s export industry which could have a negative impact on a Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory action such as the seizure of assets. Further, any perceived actions by China to assist Russia in evading sanctions imposed as a result of the Ukraine invasion may result in new or expanded sanctions against China. Any of these actions could severely impair a Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets and income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect a Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs or escalating actions may be imposed in the future.

In addition, on June 3, 2021, President Biden signed an executive order which, in general terms, prohibits U.S. persons from purchasing or selling publicly traded securities or derivatives of such securities in certain companies with ties to China’s military and related materials sector or surveillance technology industry as listed in the order or as determined by the U.S. Secretary of the Treasury (hereafter, “Chinese Military-Industrial Complex Companies” or “CMICs”). The list of CMICs is subject to change from time to time, which could prevent a Fund from acquiring securities previously deemed suitable investments or result in a forced sale of securities in the portfolio at an inopportune time or price which may result in losses to the Fund. Such government prohibitions may affect the value of the securities held in the portfolio directly or indirectly as well as negatively impact the market for other China-based issuers resulting in reduced liquidity and price declines. The government prohibition also could lead to the inability to transact in the securities of other companies within the Greater China Region as a result of trade tensions between the U.S. and China.

On December 2, 2020, the U.S. Congress also passed the Holding Foreign Companies Accountable Act, which could cause the securities of foreign issuers (including Chinese issuers) to be delisted from U.S. stock exchanges if those companies do not permit U.S. oversight of the auditing of their financial information. To the extent a Fund invests in securities of Chinese companies listed in the U.S., delisting could decrease the Fund‘s ability to transact in such securities and could significantly impact their liquidity and market price. In addition, the Fund would have to seek other markets in which to transact in such securities which would also increase the Fund’s costs. It is difficult to predict the consequences of these actions or whether further tariffs and actions will be taken.

Further, China’s domestically oriented industries may be particularly sensitive and adversely affected by changes in government policy and investment cycles as China’s consumer class continues to grow. China has historically managed its currency in a tight range relative to the U.S. dollar but this may be subject to greater uncertainty as Chinese authorities may change the policies that determine the exchange rate mechanism. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through, among other things, currency controls, direct investments, limitations on specific types of transactions (such as short selling), limitations or prohibitions on investors (including foreign institutional investors) with regard to selling holdings in Chinese companies, limitations or prohibitions on foreign ownership in certain industries or the repatriation of assets by foreign investors under certain circumstances or similar actions.

Certain securities issued by companies located or operating in China, such as China A-Shares described below, are subject to trading restrictions, quota limitations, and less market liquidity. Chinese authorities may intervene in the Chinese securities markets and halt or suspend trading of securities for short or even longer periods of time. The Chinese securities markets have experienced considerable volatility, and have been subject to relatively frequent and excessive trading halts and suspensions which, among other things, contribute to uncertainty in the markets, reduce the liquidity of securities subject to a trading halt or suspension and lead to greater market execution and valuation risks. Such actions could adversely impact a Fund’s ability to achieve its investment objective(s), its ability to trade China shares during such periods and could result in the Fund’s limiting or suspending shareholder redemption privileges as permitted in accordance with applicable law. The Chinese markets generally continue to experience inefficiencies, volatility and pricing anomalies resulting from governmental influence, lack of publicly available information and/or political or social instability. Under current rules of the PRC, there is a limit as to how many shares a single foreign investor is permitted to hold in a PRC-listed company and a limit as to

SEPTEMBER 30, 2024

the maximum combined holdings of all foreign investors in a PRC-listed company. As a result, a Fund may have to sell securities at an inopportune time or price, may not be able to execute its investment strategy and its performance may be hindered.

Additional risks of loss from investing in countries in the Greater China Region include currency fluctuations, interest rate fluctuations, less liquidity, higher rates of inflation, expropriation (the confiscation of assets and property), confiscatory taxation, nationalization, imposition of tariffs, limitations on repatriation of currency, exchange control regulations (including currency blockage), trading halts and differing legal, accounting, auditing, financial and reporting standards. Financial reporting by Chinese companies does not have as much regulatory oversight as in the United States. Frequent intervention by the Chinese government, limits on credible corporate governance standards, limited transparency of market and accounting information, and limited oversight of accounting firms increase the risk of insider dealing, market manipulation, improper accounting and accounting fraud and other corporate misconduct. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies.

Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, strained international relations and security concerns such as terrorism, may also adversely impact China’s economy, disrupting its economic growth and adversely affecting a Fund’s investments. Any spread of an infectious illness, public health threats or similar issues could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally also have a significant impact on the economies of China, Hong Kong, and Taiwan (the Greater China Region), which in turn could adversely affect a Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and a Fund’s investments. Further, China’s strained relationships with certain ethnic groups in China, including Tibetans and Uighurs, have been marked with protests and violence and may adversely affect the Chinese economy.

Risks of Investing in Chinese Securities — The Greater China Fund intends to invest in the securities of Chinese companies through various securities markets and investment vehicles, including China A-Shares through the Stock

Connect Programs — the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program, H-Shares and B-Shares, shares listed on U.S. exchanges, American Depositary Receipts (ADRs), and Variable Interest Entities (“VIEs”) traded on a stock exchange (as described below), and investing in these markets and vehicles is therefore considered a principal risk of the Fund. Other Equity Funds may also invest in Asia countries, including China. Such Equity Funds may also invest in Chinese securities, including China A-Shares, and incur Chinese securities risk.

China A-Shares are the stock shares of mainland China- based companies that trade on the two Chinese stock exchanges, the Shanghai Stock Exchange (SSE) and the Shenzhen Stock Exchange (SZSE). Prices on these exchanges are quoted in renminbi. The Stock Connect Programs (mentioned above) are securities trading and clearing links programs with an aim to achieve mutual stock market access between mainland China and Hong Kong. The Stock Connect Programs were developed by the Stock Exchange of Hong Kong Limited (SEHK), the Hong Kong Exchanges and Clearing Limited, the SSE (in the case of the Shanghai Connect) or the SZSE (in the case of the Shenzhen Connect), and the China Securities Depository and Clearing Corporation (CSDC). Investing in China A-Shares is subject to trading, clearance, settlement and other procedures which could pose risks to a Fund, including illiquidity risk, currency risk, legal and regulatory risk, execution risk, operational risk, tax risk and credit risk. China A-Shares markets have a higher propensity for trading suspensions than many other global equity markets. As a result of differing legal standards, a Fund also faces the risk of being unable to enforce its rights with respect to its China A-Share holdings. Trading through the Stock Connect Programs is currently subject to a daily quota, which limits the maximum net purchases under the Stock Connect Programs each day and, as such, buy orders for China A-Shares would be rejected once the daily quota is exceeded (although a Fund will be permitted to sell China A-Shares regardless of the daily quota). The daily quota may restrict a Fund’s ability to invest in China A-Shares through Stock Connect Programs on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Further, the Stock Connect Programs, which rely on the connectivity of the Shanghai or Shenzhen markets with the Hong Kong market, are subject to operational risk, regulations that are relatively untested and are subject to change, and extended market closures for holidays or otherwise. During an extended market closure, a Fund’s ability to trade in China A-Shares will be impacted which may affect the Fund’s performance.

Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks and costs for a Fund. The

Wasatch Funds

Notes to Financial Statements (continued)

Stock Connect Programs will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Accordingly, an investment in China A-Shares though the Stock Connect Programs may subject a Fund to the risk of price fluctuations on days when the Chinese markets are open, but the Stock Connect Programs are not trading. Further, if one or both of the Chinese markets and the Hong Kong market are closed on a U.S. trading day, a Fund may not be able to acquire or dispose of China A-Shares in a timely manner.

The Stock Connect Programs do not have an extensive operating history and there is no certainty as to how current regulations or new regulations that may be adopted will be applied or interpreted in connection with the operations, legal enforcement and cross-border trades under the Stock Connect Programs. In addition, there can be no assurance that the Stock Connect Programs will be continued. A Fund may be adversely affected as a result of such changes. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares through the Stock Connect Programs. These fees, costs and taxes may be higher than those imposed on other Chinese securities providing similar investment exposure.

In addition to the China A-Shares, a Fund may also invest in other classes of shares, including B-Shares and H-Shares. B-Shares are allocated to both international and domestic investors and are denominated in U.S. dollars on the SSE and Hong Kong dollars on the SZSE. The B-Shares market is generally smaller and less liquid and has a smaller issuer base than the China A-Shares market. H-Shares are issued by companies incorporated in the PRC that derive substantial revenues from or allocate substantial assets in the PRC of issuers that also issue China A-Shares. H-Shares may trade at significant discounts or premiums to their China A-Shares counterparts. These share classes are subject to the political and economic policies of China.

An Equity Fund may also invest its assets in securities of VIEs. In China, direct ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs to facilitate indirect foreign ownership. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a stock exchange such as the New York Stock Exchange or the Hong Kong Stock Exchange. Foreign investors hold stock in the VIE shell company rather than directly in the China-based operating company. The VIE arrangement allows U.S. investors to obtain economic exposure to the China-based company indirectly through the contractual VIE structure rather than directly through the formal equity ownership structure.

VIEs are a common industry practice and well known to officials and regulators in China. However, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the VIE shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to these structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or limit a VIE’s ability to pass through economic and governance rights to foreign individuals and entities. If the Chinese government takes action affecting VIEs, the market value of a Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.

In addition, Chinese companies, including Chinese companies listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about Chinese securities and VIEs in which a Fund invests may be less reliable or complete. As with other Chinese companies with securities listed on U.S. exchanges, U.S.-listed VIEs and ADRs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of a Fund to transact in such securities and may increase the costs of a Fund if it is required to seek other markets in which to transact in such securities. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

Europe and United Kingdom Risk — The Global Opportunities Fund, the Global Select Fund, the Global Value Fund, the International Growth Fund, the International Opportunities Fund, the International Select Fund and the Micro Cap Value Fund may invest a significant portion of their assets in securities issued by companies in developed markets, including European countries and the United Kingdom (“U.K.”).

Many countries in Europe are member states of the EU and will be significantly affected by the fiscal and monetary

SEPTEMBER 30, 2024

controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

Successionist movements as well as governmental or other response to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments in EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social development may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund’s investments. Any of these effects could adversely affect any of the companies to which a Fund has exposure and any other assets in which a Fund invests.

Efforts by the member countries of the EU to continue to unify their economic and monetary policies may increase the potential for similarities in movements of European markets and reduce the potential investment benefits of diversification within the region. Further, while many countries in western Europe are considered to have developed markets, many eastern European countries are less developed, and investments in eastern European countries, even if denominated in euros, may involve special risks associated with investments in emerging markets. As the economies of countries in Europe are in different stages of development, the policies adopted by the EU may not address the needs of all European countries.

Sector and Industry Weightings Risk — The Equity Funds may invest a large percentage of their assets in a few sectors, or industries within a particular sector. A Fund’s investment in a particular sector will fluctuate over time based on the investment opportunities identified by the Advisor. The risks associated with investing in various sectors and industries are considered principal risks of these Funds. These sectors include communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate and utilities. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect a single sector. If an Equity Fund invests in only a few sectors it will have more exposure to the price movements of securities in those sectors. The Funds may also from time to time make significant investments in an industry or industries within a particular sector. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of a Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. To the extent an Equity Fund has substantial holdings within a particular sector, or industry therein, the risks to the Fund associated with the sector or industry increase.

12. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the

Wasatch Funds

Notes to Financial Statements (continued)

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) — Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes — Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities — Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes — Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair

SEPTEMBER 30, 2024

value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments — Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities — If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Wasatch Funds

Notes to Financial Statements (continued)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2024
Core Growth Fund
Assets
Common Stocks		$4,801,766,252	$—	$—	$4,801,766,252

		$4,801,766,252	$—	$—	$4,801,766,252

Emerging India Fund
Assets
Common Stocks
	Apparel Retail	$—	$66,430,226	$—	$66,430,226
	Asset Management & Custody Banks	—	7,671,464	—	7,671,464
	Automotive Parts & Equipment	—	18,009,803	—	18,009,803
	Commodity Chemicals	—	31,150,424	—	31,150,424
	Construction Machinery & Heavy Transportation Equipment	—	7,702,970	—	7,702,970
	Consumer Finance	—	140,611,218	—	140,611,218
	Diversified Banks	—	68,854,904	—	68,854,904
	Diversified Chemicals	—	6,164,886	—	6,164,886
	Diversified Support Services	—	25,199,448	—	25,199,448
	Electrical Components & Equipment	—	7,205,624	—	7,205,624
	Food Retail	—	30,380,217	—	30,380,217
	Health Care Facilities	10,949,671	36,779,176	—	47,728,847
	Health Care Services	—	68,381,175	—	68,381,175
	Heavy Electrical Equipment	—	5,188,199	—	5,188,199
	Industrial Machinery & Supplies & Components	—	35,160,241	—	35,160,241
	Interactive Media & Services	—	32,009,910	—	32,009,910
	IT Consulting & Other Services	—	18,647,384	—	18,647,384
	Life Sciences Tools & Services	—	52,191,966	—	52,191,966
	Metal, Glass & Plastic Containers	—	2,729,146	—	2,729,146
	Regional Banks	—	39,765,347	—	39,765,347
	Research & Consulting Services	—	7,079,410	—	7,079,410
	Restaurants	—	6,541,709	—	6,541,709
	Specialty Chemicals	—	24,619,948	—	24,619,948
	Systems Software	—	3,230,916	—	3,230,916
	Other	7,562,505	—	—	7,562,505

		$18,512,176	$741,705,711	$—	$760,217,887

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$15,943,630	$—	$15,943,630
	Consumer Finance	—	44,879,534	—	44,879,534
	Diversified Banks	26,833,375	17,298,389	—	44,131,764
	Electrical Components & Equipment	21,706,300	25,548,825	—	47,255,125
	Electronic Equipment & Instruments	—	6,478,758	—	6,478,758
	Health Care Facilities	—	11,611,075	—	11,611,075
	Health Care Services	—	8,479,735	—	8,479,735
	Industrial Machinery & Supplies & Components	—	22,237,628	—	22,237,628
	Interactive Media & Services	—	7,150,782	—	7,150,782
	Life Sciences Tools & Services	—	21,761,876	—	21,761,876
	Regional Banks	—	11,935,007	—	11,935,007
	Restaurants	—	13,577,898	—	13,577,898
	Semiconductor Materials & Equipment	—	14,956,960	—	14,956,960
	Semiconductors	—	52,849,855	—	52,849,855
	Specialized Finance	—	4,420,298	—	4,420,298
	Specialty Chemicals	—	8,345,043	—	8,345,043
	Other	119,841,475	—	—	119,841,475

		$168,381,150	$287,475,293	$—	$455,856,443

SEPTEMBER 30, 2024

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2024
Emerging Markets Small Cap Fund
Assets
Common Stocks
	Apparel Retail	$—	$23,999,132	$—	$23,999,132
	Asset Management & Custody Banks	—	3,591,107	—	3,591,107
	Automotive Retail	—	4,035,339	—	4,035,339
	Commercial & Residential Mortgage Finance	—	6,262,734	—	6,262,734
	Commodity Chemicals	—	3,930,471	—	3,930,471
	Communications Equipment	—	2,660,332	—	2,660,332
	Construction Machinery & Heavy Transportation Equipment	—	4,305,437	—	4,305,437
	Consumer Finance	—	26,810,243	—	26,810,243
	Diversified Support Services	—	12,680,998	—	12,680,998
	Electrical Components & Equipment	—	25,303,121	—	25,303,121
	Electronic Components	—	3,645,577	—	3,645,577
	Electronic Equipment & Instruments	—	7,721,030	—	7,721,030
	Health Care Services	—	13,203,937	—	13,203,937
	Heavy Electrical Equipment	—	5,602,425	—	5,602,425
	Home Improvement Retail	—	2,676,254	—	2,676,254
	Industrial Machinery & Supplies & Components	—	15,641,626	—	15,641,626
	Interactive Media & Services	13,839,803	4,543,504	—	18,383,307
	IT Consulting & Other Services	19,015,892	21,066,202	—	40,082,094
	Life & Health Insurance	—	4,890,914	—	4,890,914
	Metal, Glass & Plastic Containers	—	1,482,319	—	1,482,319
	Personal Care Products	—	8,022,683	—	8,022,683
	Regional Banks	—	14,592,261	—	14,592,261
	Research & Consulting Services	—	7,127,967	—	7,127,967
	Semiconductor Materials & Equipment	—	9,893,627	—	9,893,627
	Semiconductors	—	39,132,377	—	39,132,377
	Specialized Finance	—	1,936,419	—	1,936,419
	Other	52,287,652	—	—	52,287,652

		$85,143,347	$274,758,036	$—	$359,901,383

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Automotive Retail	$—	$824,762	$—	$824,762
	Consumer Finance	—	6,707,178	—	6,707,178
	Diversified Banks	4,550,732	2,022,826	—	6,573,558
	Diversified Support Services	—	693,418	—	693,418
	Home Improvement Retail	—	103,259	—	103,259
	IT Consulting & Other Services	1,799,309	4,506,229	—	6,305,538
	Life & Health Insurance	338,245	1,080,443	—	1,418,688
	Research & Consulting Services	—	205,594	—	205,594
	Semiconductors	—	765,805	—	765,805
	Other	14,639,171	—	—	14,639,171
Exchange-Traded Funds		—	1,867,348	—	1,867,348

		$21,327,457	$18,776,862	$—	$40,104,319

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$14,702,065	$4,865,862	$—	$19,567,927
	Asset Management & Custody Banks	4,034,456	1,841,042	—	5,875,498
	Consumer Finance	—	2,054,277	—	2,054,277
	Diversified Support Services	—	2,896,244	—	2,896,244
	Drug Retail	—	3,098,871	—	3,098,871
	Electrical Components & Equipment	—	7,791,456	—	7,791,456
	Health Care Equipment	2,798,945	1,202,004	—	4,000,949

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2024
	Health Care Facilities	5,366,356	4,108,441	—	9,474,797
	Health Care Services	—	2,754,319	—	2,754,319
	Health Care Technology	—	1,564,448	—	1,564,448
	Human Resource & Employment Services	3,653,261	2,970,776	—	6,624,037
	Industrial Machinery & Supplies & Components	10,099,343	1,914,778	—	12,014,121
	IT Consulting & Other Services	8,413,464	3,396,823	—	11,810,287
	Life Sciences Tools & Services	2,964,812	3,490,595	—	6,455,407
	Regional Banks	2,933,380	6,468,155	—	9,401,535
	Research & Consulting Services	—	6,678,140	—	6,678,140
	Semiconductor Materials & Equipment	3,341,565	1,550,022	—	4,891,587
	Semiconductors	—	14,352,711	—	14,352,711
	Trading Companies & Distributors	—	9,543,680	—	9,543,680
	Transaction & Payment Processing Services	6,172,762	3,006,157	—	9,178,919
	Other	55,214,889	—	—	55,214,889

		$119,695,298	$85,548,801	$—	$205,244,099

Global Select Fund
Assets
Common Stocks
	Application Software	$2,019,053	$600,533	$—	$2,619,586
	Building Products	356,869	565,957	—	922,826
	Consumer Finance	—	610,713	—	610,713
	Diversified Banks	—	595,773	—	595,773
	Drug Retail	—	459,844	—	459,844
	Electronic Equipment & Instruments	—	443,083	—	443,083
	Health Care Equipment	—	287,756	—	287,756
	Interactive Media & Services	—	538,628	—	538,628
	Research & Consulting Services	—	586,813	—	586,813
	Semiconductor Materials & Equipment	—	222,747	—	222,747
	Semiconductors	342,065	315,438	—	657,503
	Trading Companies & Distributors	—	498,182	—	498,182
	Transaction & Payment Processing Services	593,226	239,641	—	832,867
	Other	5,704,466	—	—	5,704,466

		$9,015,679	$5,965,108	$—	$14,980,787

Global Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$2,431,846	$—	$2,431,846
	Diversified Banks	12,342,219	4,368,344	—	16,710,563
	Diversified Metals & Mining	—	3,259,846	—	3,259,846
	Food Retail	4,317,628	2,514,628	—	6,832,256
	Industrial Machinery & Supplies & Components	—	1,532,336	—	1,532,336
	Industrial REITs	—	2,991,151	—	2,991,151
	Integrated Oil & Gas	5,750,620	4,870,146	—	10,620,766
	Integrated Telecommunication Services	8,136,630	2,844,531	—	10,981,161
	Multi-Line Insurance	—	3,522,459	—	3,522,459
	Pharmaceuticals	6,304,134	5,584,401	—	11,888,535
	Reinsurance	—	3,636,891	—	3,636,891
	Technology Hardware, Storage & Peripherals	—	2,967,913	—	2,967,913
	Tobacco	—	4,974,229	—	4,974,229
	Other	46,694,761	—	—	46,694,761

		$83,545,992	$45,498,721	$—	$129,044,713

SEPTEMBER 30, 2024

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2024
Greater China Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$163,780	$—	$163,780
	Distillers & Vintners	—	427,428	—	427,428
	Diversified Banks	—	55,727	—	55,727
	Drug Retail	—	175,664	—	175,664
	Electrical Components & Equipment	—	156,039	—	156,039
	Electronic Components	—	134,040	—	134,040
	Electronic Equipment & Instruments	—	125,346	—	125,346
	Health Care Equipment	—	140,207	—	140,207
	Hotels, Resorts & Cruise Lines	87,302	134,762	—	222,064
	Industrial Machinery & Supplies & Components	—	672,882	—	672,882
	Interactive Media & Services	—	372,552	—	372,552
	Life & Health Insurance	—	182,395	—	182,395
	Life Sciences Tools & Services	—	127,261	—	127,261
	Other Specialty Retail	—	45,482	—	45,482
	Personal Care Products	—	156,458	—	156,458
	Regional Banks	—	66,996	—	66,996
	Restaurants	—	312,160	—	312,160
	Semiconductor Materials & Equipment	—	124,661	—	124,661
	Semiconductors	—	468,546	—	468,546
	Specialized Finance	—	41,148	—	41,148
	Systems Software	—	129,170	—	129,170
	Other	151,122	—	—	151,122

		$238,424	$4,212,704	$—	$4,451,128

International Growth Fund
Assets
Common Stocks
	Application Software	$10,750,795	$16,238,122	$—	$26,988,917
	Asset Management & Custody Banks	4,812,248	7,574,335	—	12,386,583
	Brewers	—	3,398,087	—	3,398,087
	Broadline Retail	—	5,382,133	—	5,382,133
	Building Products	1,591,633	6,521,542	—	8,113,175
	Commercial & Residential Mortgage Finance	—	2,611,435	—	2,611,435
	Commodity Chemicals	—	1,873,625	—	1,873,625
	Consumer Finance	—	5,958,235	—	5,958,235
	Diversified Banks	—	1,715,153	—	1,715,153
	Diversified Real Estate Activities	—	3,924,995	—	3,924,995
	Diversified Support Services	—	10,360,076	—	10,360,076
	Drug Retail	2,519,344	7,604,976	—	10,124,320
	Electrical Components & Equipment	—	10,033,283	—	10,033,283
	Electronic Equipment & Instruments	—	9,425,501	—	9,425,501
	Health Care Equipment	—	6,231,945	—	6,231,945
	Health Care Facilities	—	4,082,506	—	4,082,506
	Health Care Services	—	2,825,855	—	2,825,855
	Health Care Technology	—	8,470,324	—	8,470,324
	Human Resource & Employment Services	—	10,002,395	—	10,002,395
	Industrial Machinery & Supplies & Components	—	4,561,080	—	4,561,080
	Interactive Media & Services	4,313,964	10,329,047	—	14,643,011
	IT Consulting & Other Services	14,626,527	3,954,786	—	18,581,313
	Life Sciences Tools & Services	—	1,499,310	—	1,499,310
	Movies & Entertainment	—	6,117,791	—	6,117,791
	Regional Banks	4,599,965	4,994,454	—	9,594,419
	Research & Consulting Services	—	9,977,293	—	9,977,293
	Semiconductor Materials & Equipment	—	3,678,955	—	3,678,955
	Semiconductors	—	20,433,147	—	20,433,147
	Specialty Chemicals	—	1,070,788	—	1,070,788
	Trading Companies & Distributors	—	26,945,172	—	26,945,172
	Transaction & Payment Processing Services	—	5,683,706	—	5,683,706
	Other	24,843,371	—	—	24,843,371

		$68,057,847	$223,480,052	$—	$291,537,899

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2024
International Opportunities Fund
Assets
Common Stocks
	Advertising	$—	$708,740	$—	$708,740
	Alternative Carriers	—	2,260,049	—	2,260,049
	Application Software	4,023,911	13,674,220	—	17,698,131
	Asset Management & Custody Banks	4,720,603	2,478,765	—	7,199,368
	Commercial & Residential Mortgage Finance	3,910,218	2,460,303	—	6,370,521
	Commodity Chemicals	—	3,625,284	—	3,625,284
	Consumer Finance	—	4,098,679	—	4,098,679
	Data Processing & Outsourced Services	—	843,295	—	843,295
	Diversified Support Services	3,462,535	11,115,690	—	14,578,225
	Electrical Components & Equipment	—	3,555,871	—	3,555,871
	Electronic Equipment & Instruments	—	1,882,353	—	1,882,353
	Food Retail	—	3,204,153	—	3,204,153
	Health Care Services	—	5,593,078	—	5,593,078
	Health Care Technology	4,974,385	4,940,491	—	9,914,876
	Heavy Electrical Equipment	—	1,833,249	—	1,833,249
	Human Resource & Employment Services	3,056,025	2,707,238	—	5,763,263
	Industrial Machinery & Supplies & Components	—	2,191,181	—	2,191,181
	Interactive Media & Services	9,882,147	1,352,360	—	11,234,507
	Investment Banking & Brokerage	3,646,247	2,456,349	—	6,102,596
	IT Consulting & Other Services	1,721,286	4,746,532	—	6,467,818
	Metal, Glass & Plastic Containers	—	809,759	—	809,759
	Personal Care Products	1,402,716	2,464,583	—	3,867,299
	Real Estate Services	—	1,131,629	—	1,131,629
	Research & Consulting Services	—	5,792,053	—	5,792,053
	Restaurants	—	371,844	—	371,844
	Semiconductor Materials & Equipment	—	5,214,473	—	5,214,473
	Semiconductors	—	4,413,829	—	4,413,829
	Trading Companies & Distributors	1,409,697	636,790	—	2,046,487
	Other	6,142,704	—	—	6,142,704
Exchange-Traded Funds		2,262,368	—	—	2,262,368

		$50,614,842	$96,562,840	$—	$147,177,682

International Select Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$71,408	$—	$71,408
	Application Software	284,749	173,455	—	458,204
	Asset Management & Custody Banks	—	153,783	—	153,783
	Automobile Manufacturers	—	152,764	—	152,764
	Building Products	—	287,742	—	287,742
	Diversified Banks	—	47,833	—	47,833
	Diversified Real Estate Activities	—	77,856	—	77,856
	Drug Retail	—	127,427	—	127,427
	Electrical Components & Equipment	—	63,009	—	63,009
	Electronic Equipment & Instruments	—	238,220	—	238,220
	Health Care Equipment	—	130,373	—	130,373
	Industrial Machinery & Supplies & Components	—	101,768	—	101,768
	Interactive Media & Services	—	379,795	—	379,795
	IT Consulting & Other Services	31,082	35,084	—	66,166
	Research & Consulting Services	—	240,403	—	240,403
	Semiconductor Materials & Equipment	—	71,254	—	71,254
	Trading Companies & Distributors	—	103,385	—	103,385
	Transaction & Payment Processing Services	—	125,752	—	125,752
	Other	943,888	—	—	943,888

		$1,259,719	$2,581,311	$—	$3,841,030

SEPTEMBER 30, 2024

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2024
Long/Short Alpha Fund
Assets
Common Stocks		$86,611,736	$—	$—	$86,611,736
Warrants		—	—	55,357	55,357

		$86,611,736	$—	$55,357	$86,667,093

Liabilities
Securities Sold Short		$(28,014,984)	$—	$—	$(28,014,984)

Micro Cap Fund
Assets
Common Stocks
	Biotechnology	$38,630,891	$—	$6,100	$38,636,991
	Other	620,748,597	—	—	620,748,597
Preferred Stocks		—	—	9,276,752	9,276,752
Warrants		—	—	482,654	482,654

		$659,379,488	$—	$9,765,506	$669,144,994

Micro Cap Value Fund
Assets
Common Stocks
	Food Retail	$—	$4,058,796	$—	$4,058,796
	Packaged Foods & Meats	4,555,200	6,213,693	—	10,768,893
	Other	299,694,472	—	—	299,694,472
Warrants		—	—	0	0

		$304,249,672	$10,272,489	$0	$314,522,161

Small Cap Growth Fund
Assets
Common Stocks		$2,112,413,075	$—	$—	$2,112,413,075
Preferred Stocks		—	—	26,060,845	26,060,845

		$2,112,413,075	$—	$26,060,845	$2,138,473,920

Small Cap Value Fund
Assets
Common Stocks		$1,631,842,404	$—	$—	$1,631,842,404

		$1,631,842,404	$—	$—	$1,631,842,404

Ultra Growth Fund
Assets
Common Stocks
	Semiconductor Materials & Equipment	$70,458,578	$8,782,056	$—	$79,240,634
	Other	867,676,089	—	—	867,676,089
Preferred Stocks		—	—	13,915,114	13,915,114
Warrants		—	—	938,180	938,180

		$938,134,667	$8,782,056	$14,853,294	$961,770,017

U.S. Select Fund
Assets
Common Stocks		$26,172,174	$—	$—	$26,172,174

		$26,172,174	$—	$—	$26,172,174

U.S. Treasury Fund
Assets
U.S Government obligations		$—	$182,915,923	$—	$182,915,923

		$—	$182,915,923	$—	$182,915,923

Wasatch Funds

Notes to Financial Statements (continued)

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the year ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the year ended September 30, 2024:

Fund	Market Value Beginning Balance 9/30/2023	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 9/30/2024	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 9/30/2024
Core Growth Fund
Warrants	$982,800	$—	$(1,859,173)	$—	$—	$876,373	$—	$—	$—	$—

	$982,800	$—	$(1,859,173)	$—	$—	$876,373	$—	$—	$—	$—

International Opportunities Fund
Common Stocks	$7,687	$—	$—	$—	$(2,844,249)	$2,836,562	$—	$—	$—	$—

	$7,687	$—	$—	$—	$(2,844,249)	$2,836,562	$—	$—	$—	$—

Long/Short Alpha Fund
Warrants	$—	$36,977	$—	$—	$—	$18,380	$—	$—	$55,357	$18,380

	$—	$36,977	$—	$—	$—	$18,380	$—	$—	$55,357	$18,380

Micro Cap Fund
Common Stocks	$24,399	$—	$—	$—	$—	$(18,299)	$—	$—	$6,100	$(18,299)
Preferred Stocks	8,292,031	—	—	—	—	984,721	—	—	9,276,752	984,721
Warrants	192,446	322,404	(613,226)	—	—	581,030	—	—	482,654	160,251

	$8,508,876	$322,404	$(613,226)	$—	$—	$1,547,452	$—	$—	$9,765,506	$1,126,673

Micro Cap Value Fund
Common Stocks	$505	$—	$—	$—	$(30,001)	$29,496	$—	$—	$—	$—
Warrants	—	—	—	—	—	—	—	—	—	—

	$505	$—	$—	$—	$(30,001)	$29,496	$—	$—	$—	$—

Small Cap Growth Fund
Preferred Stocks	$23,920,529	$—	$—	$—	$—	$2,140,316	$—	$—	$26,060,845	$2,140,316
Warrants	465,281	—	(1,411,160)	—	—	945,879	—	—	—	—

	$24,385,810	$—	$(1,411,160)	$—	$—	$3,086,195	$—	$—	$26,060,845	$2,140,316

Ultra Growth Fund
Preferred Stocks	$12,438,034	$—	$—	$—	$—	$1,477,080	$—	$—	$13,915,114	$1,477,080
Warrants	1,164,918	626,686	(2,624,153)	—	—	1,770,729	—	—	938,180	311,494

	$13,602,952	$626,686	$(2,624,153)	$—	$—	$3,247,809	$—	$—	$14,853,294	$1,788,574

SEPTEMBER 30, 2024

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value At 9/30/2024	Valuation Technique	Unobservable Input	Range (Average)
Long/Short Alpha Fund	Warrant: Biotechnology	$55,357	Black Scholes	Volatility	40%
Micro Cap Fund	Direct Venture Capital Investments: Textiles	$9,276,752	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.8 - 7.2 (2.95) 46%
Micro Cap Fund	Warrant: Biotechnology	$482,654	Black Scholes	Volatility	40%
Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$16,698,121	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.8 - 7.2 (2.95) 46%
Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$9,362,724	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.2 - 35 (10.6) 27%
Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$13,915,114	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.8 - 7.2 (2.95) 46%
Ultra Growth Fund	Warrant: Biotechnology	$938,180	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.

13. OFFSETTING

Each Fund is party to various netting arrangements. The Financial Accounting Standards Board (FASB) requires disclosure about certain netting arrangements and similar agreements to enable users of a Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The scope of the disclosure is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

The following tables present information about financial instruments that were subject to enforceable netting arrangements as of September 30, 2024:

Securities Borrowed for Short Sales

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements Of Assets and Liabilities	Financial Instrument	Collateral Pledged[1]	Net Amount (Not less Than 0)
Long/Short Alpha Fund	Fixed Income Clearing Corp.	$28,014,984	$—	$(28,014,984)	$—

[1]

The market value of the collateral pledged is greater than the amounts indicated in the table. For further information, see “Short Sales” under Note 3. Securities and Other Investments and the Schedules of Investments.

14. SUBSEQUENT EVENTS

On November 13, 2024, the Board of Trustees of the Wasatch Funds Trust (the “Board”) approved the liquidation of the Wasatch Greater China Fund as soon as practicable. Accordingly, on November 13, 2024, the Board approved a plan of liquidation for the Wasatch Greater China Fund to close the Fund and redeem all of its outstanding shares on or about January 15, 2025.

Wasatch Funds	SEPTEMBER 30, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Wasatch Funds Trust and Shareholders of Wasatch Core Growth Fund®, Wasatch Emerging India Fund®, Wasatch Emerging Markets Select Fund®, Wasatch Emerging Markets Small Cap Fund®, Wasatch Frontier Emerging Small Countries Fund®, Wasatch Global Opportunities Fund®, Wasatch Global Select Fund®, Wasatch Global Value Fund®, Wasatch Greater China Fund®, Wasatch International Growth Fund®, Wasatch International Opportunities Fund®, Wasatch International Select Fund®, Wasatch Long/Short Alpha Fund®, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Ultra Growth Fund®, Wasatch U.S. Select Fund™, Wasatch-Hoisington U.S. Treasury Fund®

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Wasatch Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2024, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Wasatch Core Growth Fund®(1)	Wasatch Emerging India Fund®(1)
Wasatch Emerging Markets Select Fund®(1)	Wasatch Emerging Markets Small Cap Fund®(1)
Wasatch Frontier Emerging Small Countries Fund®(1)	Wasatch Global Opportunities Fund®(1)
Wasatch Global Select Fund®(1)	Wasatch Global Value Fund®(1)
Wasatch Greater China Fund®(1)	Wasatch International Growth Fund®(1)
Wasatch International Opportunities Fund®(1)	Wasatch International Select Fund®(1)
Wasatch Long/Short Alpha Fund®(2)	Wasatch Micro Cap Fund®(1)
Wasatch Micro Cap Value Fund®(1)	Wasatch Small Cap Growth Fund®(1)
Wasatch Small Cap Value Fund®(1)	Wasatch Ultra Growth Fund®(1)
Wasatch U.S. Select Fund™(1)	Wasatch-Hoisington U.S. Treasury Fund®(1)

(1)	Statement of operations for the year ended September 30, 2024 and statement of changes in net assets for the years ended September 30, 2024 and 2023
(2)	Statement of operations and statement of cash flows for the year ended September 30, 2024, and statement of changes in net assets for the years ended September 30, 2024 and 2023

BASIS FOR OPINIONS

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

November 21, 2024

We have served as the auditor of one or more investment companies in Wasatch Funds Trust since 2002.

Wasatch Funds	SEPTEMBER 30, 2024

Supplemental Information (Unaudited)

ADDITIONAL TAX INFORMATION

The Funds hereby designate the following amounts or maximum amounts allowable as long term capital gain dividends for the purpose of the dividends paid deduction. The amounts designated here may include the utilization of earnings and profits distributed to shareholders on the redemption of shares.

Fund	Amount
Emerging India Fund	$24,137,327
Small Cap Value Fund	50,693,279

For the fiscal year ended September 30, 2024, certain dividends paid by each Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. To the extent dividends are paid during the calendar year 2024, complete information will be reported on shareholders’ 2024 Form 1099-DIV.

The amount designated as qualified dividend income for the year ended September 30, 2024 will be at the highest amount permitted by law.

Corporate shareholders should note that for the year ended September 30, 2024, the percentage of the Funds’ investment income (i.e., net investment income plus short term capital gains) that qualified for the corporate dividends received deductions.

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to their shareholders. For the year ended September 30, 2024, the total amount of foreign taxes paid that was passed through to shareholders for information reporting purposes was as follows:

Fund	Amount
Emerging India Fund	$9,380,029
Emerging Markets Select Fund	1,081,096
Emerging Markets Small Cap Fund	2,444,950
Frontier Emerging Small Countries Fund	46,105
International Growth Fund	894,934
International Opportunities Fund	1,621,917
International Select Fund	6,938
Global Select Fund	7,962
Greater China Fund	4,788

Wasatch Funds	SEPTEMBER 30, 2024

Service Providers

Investment Advisor

Wasatch Advisors LP d/b/a Wasatch Global Investors

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

Sub-Advisor for the Wasatch-Hoisington

U.S. Treasury Fund

Hoisington Investment Management Co. (HIMCo)

6836 Bee Caves Road

Building 2, Suite 100

Austin, TX 78746

Administrator and Fund Accountant

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Transfer Agent

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Legal Counsel to Wasatch Funds and

Independent Trustees

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

Contact Wasatch

ONLINE

wasatchglobal.com

or via email

shareholderservice@wasatchfunds.com

TELEPHONE

800.551.1700

M – F, 7:00 a.m. to 7:00 p.m. Central Time

Automated Line, 24 Hours

MAIL

Regular Mail Delivery

Wasatch Funds

P.O. Box 2172

Milwaukee, WI 53201-2172

Overnight Delivery

Wasatch Funds

235 West Galena Street

Milwaukee, WI 53212

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date:	December 5, 2024

By:	/s/ Kara Becker
Kara Becker
Treasurer (principal financial officer) of Wasatch Funds Trust

Date:	December 5, 2024